    AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 22, 2011.

                                                             FILE NO. 333-114404

                                                                       811-21433

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--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                  ------------

                        POST-EFFECTIVE AMENDMENT NO. 13
                                TO THE FORM S-6

                                  ------------

              FOR REGISTRATION UNDER THE SECURITIES ACT OF 1933 OF
               SECURITIES OF UNIT INVESTMENT TRUSTS REGISTERED ON
                                  FORM N-8B-2

A.  Exact name of trust: Hartford Life Insurance Company Separate Account Twelve

B.  Name of depositor: Hartford Life Insurance Company

C.  Complete address of depositor's principal executive offices:

    P.O. Box 2999
    Hartford, CT 06104-2999

D.  Name and complete address of agent for service:

    Christopher M. Grinnell, Esq.
    Hartford Life Insurance Company
    P.O. Box 2999
    Hartford, CT 06104-2999

It is proposed that this filing will become effective:

/ /    immediately upon filing pursuant to paragraph (b) of Rule 485
/X/    on May 2, 2011 pursuant to paragraph (b) of Rule 485
/ /    60 days after filing pursuant to paragraph (a)(1) of Rule 485
/ /    on              pursuant to paragraph (a)(1) of Rule 485
/ / this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

E. Title and amount of securities being registered: Pursuant to Rule 24f-2 under the Investment Company Act of 1940, the Registrant will register an indefinite amount of securities.

F. Proposed maximum aggregate offering price to the public of the securities being registered: Not yet determined.

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                                     PART I

  GROUP VARIABLE FUNDING AGREEMENTS                 [THE HARTFORD LOGO]
  SEPARATE ACCOUNT TWELVE
  HARTFORD LIFE INSURANCE COMPANY

    This Prospectus describes information you should know before you purchase or become a Participant under a group variable funding agreement (the "Contract" or "Contracts"). Please read it carefully before you purchase or become a Participant under the Contract.

    Hartford Life Insurance Company issues the Contracts for use as an investment vehicle for certain employee retirement or welfare benefit plans and certain other plans or programs.

    You or Participants allocate your plan Contribution to "Sub-Accounts." Sub-Accounts are subdivisions of our Separate Account that we establish to keep your Contract assets separate from our company assets. The Sub-Accounts purchase shares of underlying mutual funds ("Funds") that have investment strategies ranging from conservative to aggressive. You choose the Sub-Accounts that meet your investment goals and risk tolerance. For more information on the underlying Funds see the section entitled "The Funds".


    The underlying Funds are retail mutual funds that are available to the public. Because your Contributions purchase Sub-Accounts, YOU DO NOT INVEST DIRECTLY IN ANY OF THE UNDERLYING FUNDS.


    You or Participants may also allocate some or all of your Contributions to the General Account option which pays interest at a rate that is guaranteed for a certain period of time. The General Account option has certain restrictions. The General Account option and these restrictions are not described in this Prospectus. The General Account option is not required to be registered with the Securities and Exchange Commission ("SEC"). Amounts allocated to the General Account option are not segregated from our company assets like the assets of the Separate Account.

    If you decide to become a Contract Owner or a Participant, you should keep this Prospectus for your records.

    Although we file the Prospectus with the SEC, the SEC doesn't approve or disapprove these securities or determine if the information in this Prospectus is truthful or complete. Anyone who represents that the SEC does these things may be guilty of a criminal offense.

    This Prospectus can also be obtained from the SEC's website
(http://www.sec.gov).

    This Contract IS NOT:

-   A bank deposit or obligation

-   Federally insured

-   Endorsed by any bank or governmental agency

    This Contract is not available for sale in all states.

--------------------------------------------------------------------------------


Prospectus Dated: May 2, 2011

                               TABLE OF CONTENTS


SECTION                                                                PAGE
--------------------------------------------------------------------------------
DEFINITIONS                                                               3
FEE TABLES                                                                4
SUMMARY                                                                   9
PERFORMANCE RELATED INFORMATION                                          11
HARTFORD LIFE INSURANCE COMPANY                                          11
THE SEPARATE ACCOUNT                                                     12
THE FUNDS                                                                12
GENERAL ACCOUNT OPTION                                                   16
CONTRACT CHARGES                                                         17
 Contingent Deferred Sales Charge                                        17
 Installation Charge                                                     18
 Annual Maintenance Fee                                                  18
 Program and Administrative Charge                                       18
 Premium Taxes                                                           18
 Charges Against the Funds                                               18
 Plan Related Expenses                                                   18
THE CONTRACTS                                                            19
 The Contracts Offered                                                   19
 Pricing and Crediting of Contributions                                  19
 May I make changes in the amounts of my Contribution?                   19
 Can you transfer from one Sub-Account to another?                       19
 What is a Sub-Account Transfer?                                         19
 What Happens When you Request a Sub-Account Transfer?                   19
 What Restrictions Are There on your Ability to Make a                   20
  Sub-Account Transfer?
 Fund Trading Policies                                                   21
 How are you affected by frequent Sub-Account Transfers?                 22
 General Account Option Transfers                                        22
 Telephone and Internet Transfers                                        22
 How do I know what a Participant Account is worth?                      23
 How are the underlying Fund shares valued?                              23
SURRENDERS                                                               24
 Full Surrenders                                                         24
 Partial Surrenders                                                      24
 Settlement Options                                                      24
 How do I request a Surrender?                                           24
FEDERAL TAX CONSIDERATIONS                                               24
 A. General                                                              24
 B. Hartford and the Separate Account                                    25
 C. Contract Purchases by Foreign Entities                               25
MORE INFORMATION                                                         26
 Can a Contract be modified?                                             26
 Can Hartford waive any rights under a Contract?                         26
 How Contracts Are Sold                                                  26
 Are there any material legal proceedings affecting the Separate         28
  Account?
 How may I get additional information?                                   28
GENERAL INFORMATION                                                      29
 Safekeeping of Assets                                                   29
 Experts                                                                 29
 Non-Participating                                                       29
 Principal Underwriter                                                   29
 Additional Payments                                                     29
PERFORMANCE RELATED INFORMATION                                          31
 Total Return for all Sub-Accounts                                       31
 Yield for Sub-Accounts                                                  31
 Money Market Sub-Accounts                                               31
 Additional Materials                                                    32
 Performance Comparisons                                                 32

                                  DEFINITIONS

ACCUMULATION UNITS: If you allocate your Contribution to any of the Sub-Accounts, we will convert those payments into Accumulation Units in the selected Sub-Accounts. Accumulation Units are valued at the end of each Valuation Day and are used to calculate the value of Participant Accounts invested in the Sub-Accounts.

ADMINISTRATIVE OFFICE: Our overnight mailing address is: 1 Griffin Road North, Windsor, CT 06095-1512. Our standard mailing address is: IPD/Retirement Plans Service Center, P.O. Box 1583, Hartford, Connecticut 06144-1583.

ANNUAL MAINTENANCE FEE: An annual charge we deduct from each Participant Account on a quarterly basis or on a full Surrender of a Participant Account. The charge is deducted proportionately from the Sub-Accounts and any General Account value in a Participant Account.

BENEFIT PAYMENT: Amounts Surrendered by the Contract Owner to pay benefits to a Participant or beneficiary under the terms of the Plan. Amounts Surrendered for transfer to the funding vehicle of another investment provider or because of the termination of the Plan are not Benefit Payments.

CODE: The Internal Revenue Code of 1986, as amended.

CONTRACT OWNER OR YOU: The Employer or entity owning the Contract.

CONTRACT YEAR: A period of 12 months beginning with the effective date of the Contract or with any anniversary of the effective date.

CONTRIBUTIONS: Amounts paid to us by the Contract Owner for investment in a Contract.

EMPLOYER: An employer maintaining a retirement or welfare benefit plan or similar plan or program for its employees.

GENERAL ACCOUNT: Our General Account that consists of all of our company assets, including any money you have invested in the General Account option. The assets in the General Account are available to the creditors of Hartford.

HARTFORD, WE OR US: Hartford Life Insurance Company.

INVESTMENT CHOICE: Any of the Sub-Accounts or the General Account option.

PARTICIPANT: Any employee or former employee of an Employer or other individual with a Participant Account under a Contract.

PARTICIPANT ACCOUNT: An account under a Contract to which General Account values and Sub-Account Accumulation Units are allocated on behalf of a Participant.

PLAN: An employee benefit plan or similar program that invests in a Contract.

PLAN RELATED EXPENSE: Amounts that you Surrender to pay certain administrative expenses or other Plan related expenses including, fees paid to consultants, auditors, third party administrators and other Plan services providers. Upon our request, you must provide us with reasonable documentation that a Surrender is a Plan Related Expense.

PREMIUM TAX: The tax or amount of tax, if any, charged by a state, federal, or other governmental entity on Contributions or Contract values.

SUB-ACCOUNT VALUE: The value determined on any day by multiplying the number of Accumulation Units by the Accumulation Unit value for that Sub-Account.

SURRENDER: Any withdrawal of Contract values.

SURRENDER VALUE: The amount we pay you if you terminate your Contract. The Surrender Value is equal to the Contract value minus any applicable charges.

VALUATION DAY: Every day the New York Stock Exchange is open for trading. Values of the Separate Account are determined as of the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time) on such days.

VALUATION PERIOD: The time span between the close of trading on the New York Stock Exchange from one Valuation Day to the next.

                                   FEE TABLES

    THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN PURCHASING, OWNING AND SURRENDERING THE CONTRACT.

    THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU PURCHASE THE CONTRACT OR SURRENDER THE CONTRACT. CHARGES FOR STATE PREMIUM TAXES MAY ALSO BE DEDUCTED WHEN YOU MAKE CONTRIBUTIONS TO THE CONTRACT OR UPON SURRENDER.

CONTRACT OWNER TRANSACTION EXPENSES

Sales Charge Imposed on Purchases (as a percentage of Contributions)                                      None
Contingent Deferred Sales Charge (as a percentage of amounts Surrendered) (1)
  During the First Contract Year                                                                            5%
  During the Second Contract Year                                                                           4%
  During the Third Contract Year                                                                            3%
  During the Fourth Contract Year                                                                           2%
  During the Fifth Contract Year                                                                            1%
  During the Sixth Contract Year and after                                                                  0%
Installation Charge (2)                                                                                 $1,000

------------

(1) The Contingent Deferred Sales Charge applies to amounts Surrendered during the first five Contract Years. We do not assess a Contingent Deferred Sales Charge on Benefit Payments or Plan Related Expenses.

(2) We may charge a one-time Installation Charge of up to $1,000 when you purchase your Contract. This charge is for establishing your initial Participant Accounts on our recordkeeping system. We currently waive the Installation Charge.

    THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY AND ON A DAILY BASIS DURING THE TIME THAT YOU OWN THE CONTRACT OR HAVE A PARTICIPANT ACCOUNT UNDER THE CONTRACT, NOT INCLUDING FEES AND EXPENSES OF THE UNDERLYING FUNDS.

ANNUAL MAINTENANCE FEE (3)                                                                                 $30
SEPARATE ACCOUNT ANNUAL EXPENSES (as a percentage of average daily Sub-Account Value)                    0.50%
 Program and Administrative Charge
  Total Separate Account Annual Expenses                                                                 0.50%

------------

(3) We deduct this $30 annual maintenance fee from each Participant Account on a quarterly basis. We deduct 25 percent of the annual fee on the last Valuation Day of each quarter, or from the proceeds of a full Surrender of a Participant Account. We deduct the fee proportionately from each Investment Choice in a Participant Account.

    THIS TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL ANNUAL FUND OPERATING EXPENSES CHARGED BY THE UNDERLYING FUNDS THAT YOU MAY PAY ON A DAILY BASIS DURING THE TIME THAT YOU OWN THE CONTRACT OR HAVE A PARTICIPANT ACCOUNT UNDER THE CONTRACT. MORE DETAILS CONCERNING EACH FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.


                                                                   MINIMUM            MAXIMUM
--------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES                                 0.78%              1.85%
(expenses that are deducted from Sub-Account
assets, including management fees, Rule 12b-1
distribution and/or service fees, and other expenses)


    The LifePath(R) Retirement Portfolios are referred to as "fund of funds," and each diversifies its assets by investing in shares of several other underlying Funds (as described in the underlying Fund prospectus). In general, each Fund will indirectly bear a pro rata share of fees and expenses incurred by the underlying Funds in which the Fund is invested.

    THE NEXT TABLE SHOWS THE TOTAL ANNUAL FUND OPERATING EXPENSES FOR EACH UNDERLYING FUND AS OF ITS YEAR END. ACTUAL FEES AND EXPENSES FOR THE UNDERLYING FUNDS VARY DAILY. AS A RESULT, THE FEES AND EXPENSES FOR ANY GIVEN DAY MAY BE GREATER OR LESS THAN THE TOTAL ANNUAL FUND OPERATING EXPENSES LISTED BELOW. MORE DETAILS CONCERNING EACH UNDERLYING FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND. THE INFORMATION PRESENTED, INCLUDING ANY EXPENSE REIMBURSEMENT ARRANGEMENTS, IS BASED ON PUBLICLY-AVAILABLE INFORMATION AND IS QUALIFIED IN ITS ENTIRETY BY THE THEN CURRENT PROSPECTUS FOR EACH UNDERLYING FUND. THESE EXPENSES MAY VARY FROM YEAR TO YEAR.

                         ANNUAL FUND OPERATING EXPENSES
                           AS OF THE FUND'S YEAR END


                 (As a percentage of average daily net assets)



                                                             DISTRIBUTION                           ACQUIRED
                                                                AND/OR                                FUND
                                           MANAGEMENT      SERVICE (12B-1)         OTHER            FEES AND
UNDERLYING FUND:                              FEES               FEES             EXPENSES          EXPENSES
----------------------------------------------------------------------------------------------------------------
AllianceBernstein International Value
 Fund -- Class A                               0.71%              0.30%              0.32%              N/A
American Funds The Growth Fund of
 America(R) Fund --Class R3                    0.27%              0.50%              0.20%              N/A
Calvert Equity Portfolio -- Class A            0.70%              0.25%              0.27%             0.01%
Goldman Sachs Mid Cap Value Fund --
 Class A                                       0.70%              0.25%              0.21%              N/A
Hotchkis and Wiley Large Cap Value
 Fund -- Class A                               0.75%              0.25%              0.34%              N/A
Invesco Van Kampen Comstock Fund --
 Class A                                       0.39%              0.25%              0.25%              N/A
Invesco Van Kampen Equity and Income
 Fund -- Class A                               0.35%              0.25%              0.18%              N/A
LifePath 2020 Portfolio(R) --Investor
 A                                             0.35%              0.25%              0.51%             0.33%
LifePath 2030 Portfolio(R) --Investor
 A                                             0.35%              0.25%              0.51%             0.34%
LifePath 2040 Portfolio(R) --Investor
 A                                             0.35%              0.25%              0.51%             0.34%
LifePath(R) Retirement Portfolio --
 Investor A                                    0.35%              0.25%              0.52%             0.33%
Lord Abbett Small-Cap Blend Fund --
 Class A                                       0.74%              0.35%              0.26%              N/A
PIMCO Total Return Fund --Class A              0.65%              0.25%              0.01%              N/A
Victory Diversified Stock Fund - -
 Class A                                       0.59%               N/A               0.47%              N/A
THE HARTFORD MUTUAL FUNDS II, INC.
The Hartford Growth Fund --Class A             0.74%              0.25%              0.29%              N/A
The Hartford Growth Opportunities Fund
 -- Class A                                    0.71%              0.25%              0.38%              N/A
The Hartford SmallCap Growth Fund --
 Class A                                       0.85%              0.25%              0.52%              N/A

                                             TOTAL           CONTRACTUAL               TOTAL ANNUAL
                                             ANNUAL           FEE WAIVER              FUND OPERATING
                                           OPERATING        AND/OR EXPENSE            EXPENSES AFTER
UNDERLYING FUND:                            EXPENSES        REIMBURSEMENT               FEE WAIVER
--------------------------------------  --------------------------------------------------------------------
AllianceBernstein International Value
 Fund -- Class A                               1.33%               N/A               1.33%
American Funds The Growth Fund of
 America(R) Fund --Class R3                    0.97%               N/A               0.97%
Calvert Equity Portfolio -- Class A            1.23%               N/A               1.23%
Goldman Sachs Mid Cap Value Fund --
 Class A                                       1.16%               N/A               1.16%
Hotchkis and Wiley Large Cap Value
 Fund -- Class A                               1.34%               N/A               1.34%                (1)
Invesco Van Kampen Comstock Fund --
 Class A                                       0.89%               N/A               0.89%
Invesco Van Kampen Equity and Income
 Fund -- Class A                               0.78%               N/A               0.78%
LifePath 2020 Portfolio(R) --Investor
 A                                             1.44%               N/A               1.44%                (2)(3)(4)(5)(10)
LifePath 2030 Portfolio(R) --Investor
 A                                             1.45%               N/A               1.45%                (6)(7)(8)(9)(10)
LifePath 2040 Portfolio(R) --Investor
 A                                             1.45%               N/A               1.45%               (10)(11)(12)(13)(14)
LifePath(R) Retirement Portfolio --
 Investor A                                    1.45%               N/A               1.45%               (10)(15)(16)(17)(18)
Lord Abbett Small-Cap Blend Fund --
 Class A                                       1.35%               N/A               1.35%
PIMCO Total Return Fund --Class A              0.91%               N/A               0.91%               (19)(20)
Victory Diversified Stock Fund - -
 Class A                                       1.06%               N/A               1.06%               (21)(22)
THE HARTFORD MUTUAL FUNDS II, INC.
The Hartford Growth Fund --Class A             1.28%               N/A               1.28%
The Hartford Growth Opportunities Fund
 -- Class A                                    1.34%              0.03%              1.31%
The Hartford SmallCap Growth Fund --
 Class A                                       1.62%              0.22%              1.40%

                                                             DISTRIBUTION                           ACQUIRED
                                                                AND/OR                                FUND
                                           MANAGEMENT      SERVICE (12B-1)         OTHER            FEES AND
UNDERLYING FUND:                              FEES               FEES             EXPENSES          EXPENSES
----------------------------------------------------------------------------------------------------------------
THE HARTFORD MUTUAL FUNDS, INC.
The Hartford Advisers Fund --Class A           0.67%              0.25%              0.31%              N/A
The Hartford Capital Appreciation Fund
 -- Class A                                    0.65%              0.25%              0.25%              N/A
The Hartford Dividend and Growth Fund
 -- Class A                                    0.62%              0.25%              0.24%              N/A
The Hartford Global Health Fund --
 Class A                                       0.90%              0.25%              0.34%              N/A
The Hartford Global Research Fund --
 Class A                                       0.90%              0.25%              0.70%              N/A
The Hartford International
 Opportunities Fund -- Class A                 0.75%              0.25%              0.41%              N/A
The Hartford Money Market Fund --
 Class A                                       0.45%              0.25%              0.27%              N/A
The Hartford Small Company Fund --
 Class A                                       0.80%              0.25%              0.36%              N/A

                                             TOTAL           CONTRACTUAL               TOTAL ANNUAL
                                             ANNUAL           FEE WAIVER              FUND OPERATING
                                           OPERATING        AND/OR EXPENSE            EXPENSES AFTER
UNDERLYING FUND:                            EXPENSES        REIMBURSEMENT               FEE WAIVER
--------------------------------------  --------------------------------------------------------------------
THE HARTFORD MUTUAL FUNDS, INC.
The Hartford Advisers Fund --Class A           1.23%              0.05%              1.18%
The Hartford Capital Appreciation Fund
 -- Class A                                    1.15%               N/A               1.15%
The Hartford Dividend and Growth Fund
 -- Class A                                    1.11%               N/A               1.11%
The Hartford Global Health Fund --
 Class A                                       1.49%               N/A               1.49%
The Hartford Global Research Fund --
 Class A                                       1.85%              0.40%              1.45%
The Hartford International
 Opportunities Fund -- Class A                 1.41%              0.11%              1.30%
The Hartford Money Market Fund --
 Class A                                       0.97%              0.12%              0.85%               (23)
The Hartford Small Company Fund --
 Class A                                       1.41%              0.01%              1.40%



NOTES



(1) "The Advisor has contractually agreed to waive management fees and/or reimburse expenses through October 31, 2011 to ensure that Net Annual Fund Operating Expenses do not exceed 1.30% for the Large Cap Value Fund Class
     A. For its services under the advisory agreement, the Advisor is entitled to receive an annual management fee for the Large Cap Value Fund as follows: First $5 billion in assets 0.75% of average net assets, next $5 billion in assets 0.65% of average net assets, over $10 billion in assets 0.60% of average net assets".



(2) BFA, the investment adviser to LifePath 2020 Master Portfolio (the "2020 Master Portfolio"), a series of Master Investment Portfolio ("MIP"), has contractually agreed to waive its management fee at the 2020 Master Portfolio level in an amount equal to the management fees and administration fees, if any, received by BFA or BlackRock Institutional Trust Company, N.A. ("BTC"), from each investment company in which the 2020 Master Portfolio invests through the close of business on April 30, 2012 (the "contractual waiver"). The contractual waiver may not be terminated prior to April 30, 2012 without the consent of the Board of Trustees of MIP.



(3) "Other Expenses" consist of LifePath 2020 Portfolio's allocable portion of the fees and expenses of the independent trustees of the International Opportunities Portfolio, a series of BlackRock Funds (the "Trust") and MIP, counsel to such independent trustees and the independent registered public accounting firm that provides audit services to LifePath 2020 Portfolio and the 2020 Master Portfolio. BTC and BFA have contractually agreed to reimburse, or provide offsetting credits to, LifePath 2020 Portfolio and the 2020 Master Portfolio, as applicable, for Independent Expenses through the close of business on April 30, 2012. After giving effect to such contractual arrangements, Independent Expenses will be 0.00%. Such contractual arrangements may not be terminated prior to April 30, 2012 without the consent of the Board of Trustees of the Trust or MIP, as applicable.



(4) "Acquired Fund Fees and Expenses (Underlying Funds)" reflect LifePath 2020 Portfolio's pro rata share of the fees and expenses incurred by investing in certain other funds, including the underlying funds.



(5) Total Annual Operating Expenses in the table above reflects the expenses of shares of LifePath 2020 Portfolio and the 2020 Master Portfolio and also reflects a weighted average of the total operating expense ratios of the underlying funds in which the 2020 Master Portfolio invests.



(6) Total Annual Operating Expenses in the table above reflects the expenses of shares of LifePath 2030 Portfolio and the 2030 Master Portfolio and also reflects a weighted average of the total operating expense ratios of the underlying funds in which the 2030 Master Portfolio invests.



(7) BFA, the investment adviser to LifePath 2030 Master Portfolio (the "2030 Master Portfolio"), a series of Master Investment Portfolio ("MIP"), has contractually agreed to waive its management fee at the 2030 Master Portfolio level in an amount equal to the management fees and administration fees, if any, received by BFA or BlackRock Institutional Trust Company, N.A. ("BTC"), from each investment company in which the 2030 Master Portfolio invests through the close of business on April 30, 2012 (the "contractual waiver"). The contractual waiver may not be terminated prior to April 30, 2012 without the consent of the Board of Trustees of MIP.



(8) "Other Expenses" consist of LifePath 2030 Portfolio's allocable portion of the fees and expenses of the independent trustees of the International Opportunities Portfolio, a series of BlackRock Funds (the "Trust") and MIP, counsel to such independent trustees and the independent registered public accounting firm that provides audit services to LifePath 2030 Portfolio and the 2030 Master Portfolio. BTC and BFA have contractually agreed to reimburse, or provide offsetting credits to, LifePath 2030 Portfolio and the 2030 Master Portfolio, as applicable, for Independent Expenses through the close of business on April 30, 2012. After giving effect to such contractual arrangements, Independent Expenses will be 0.00%. Such contractual arrangements may not be terminated prior to April 30, 2012 without the consent of the Board of Trustees of the Trust or MIP, as applicable.

(9) "Acquired Fund Fees and Expenses (Underlying Funds)" reflect LifePath 2030 Portfolio's pro rata share of the fees and expenses incurred by investing in certain other funds, including the underlying funds.



(10) Other Expenses have been restated to reflect current fees.



(11) "Other Expenses" consist of LifePath 2040 Portfolio's allocable portion of the fees and expenses of the independent trustees of the International Opportunities Portfolio, a series of BlackRock Funds (the "Trust") and MIP, counsel to such independent trustees and the independent registered public accounting firm that provides audit services to LifePath 2040 Portfolio and the 2040 Master Portfolio. BTC and BFA have contractually agreed to reimburse, or provide offsetting credits to, LifePath 2040 Portfolio and the 2040 Master Portfolio, as applicable, for Independent Expenses through the close of business on April 30, 2012. After giving effect to such contractual arrangements, Independent Expenses will be 0.00%. Such contractual arrangements may not be terminated prior to April 30, 2012 without the consent of the Board of Trustees of the Trust or MIP, as applicable.



(12) "Acquired Fund Fees and Expenses (Underlying Funds)" reflect LifePath 2040 Portfolio's pro rata share of the fees and expenses incurred by investing in certain other funds, including the underlying funds.



(13) Total Annual Operating Expenses in the table above reflects the expenses of shares of LifePath 2040 Portfolio and the 2040 Master Portfolio and also reflects a weighted average of the total operating expense ratios of the underlying funds in which the 2040 Master Portfolio invests.


(14) BFA, the investment adviser to LifePath 2040 Master Portfolio (the "2040 Master Portfolio"), a series of Master Investment Portfolio ("MIP"), has contractually agreed to waive its management fee at the 2040 Master Portfolio level in an amount equal to the management fees and administration fees, if any, received by BFA or BlackRock Institutional Trust Company, N.A. ("BTC"), from each investment company in which the 2040 Master Portfolio invests through the close of business on April 30, 2012 (the "contractual waiver"). The contractual waiver may not be terminated prior to April 30, 2012 without the consent of the Board of Trustees of MIP.

(15) BFA, the investment adviser to LifePath Retirement Master Portfolio (the "Retirement Master Portfolio"), a series of Master Investment Portfolio ("MIP"), has contractually agreed to waive its management fee at the Retirement Master Portfolio level in an amount equal to the management fees and administration fees, if any, received by BFA or BlackRock Institutional Trust Company, N.A. ("BTC"), from each investment company in which the Retirement Master Portfolio invests through the close of business on April 30, 2012 (the "contractual waiver"). The contractual waiver may not be terminated prior to April 30, 2012 without the consent of the Board of Trustees of MIP.


(16) "Other Expenses" consist of LifePath Retirement Portfolio's allocable portion of the fees and expenses of the independent trustees of the International Opportunities Portfolio, a series of BlackRock Funds (the "Trust") and MIP, counsel to such independent trustees and the independent registered public accounting firm that provides audit services to LifePath Retirement Portfolio and the Retirement Master Portfolio. BTC and BFA have contractually agreed to reimburse, or provide offsetting credits to, LifePath Retirement Portfolio and the Retirement Master Portfolio, as applicable, for Independent Expenses through the close of business on April 30, 2012. After giving effect to such contractual arrangements, Independent Expenses will be 0.00%. Such contractual arrangements may not be terminated prior to April 30, 2012 without the consent of the Board of Trustees of the Trust or MIP, as applicable.



(17) "Acquired Fund Fees and Expenses (Underlying Funds)" reflect LifePath Retirement Portfolio's pro rata share of the fees and expenses incurred by investing in certain other funds, including the underlying funds.



(18) Total Annual Operating Expenses in the table above reflects the expenses of shares of LifePath Retirement Portfolio and the Retirement Master Portfolio and also reflects a weighted average of the total operating expense ratios of the underlying funds in which the Retirement Master Portfolio invests.



(19) Total Annual Fund Operating Expenses excluding interest expense is 0.90% for Class A.



(20) "Other Expenses" reflect interest expense. Interest expense results from the Fund's use of certain investments such as reverse repurchase agreements. Such expense is required to be treated as a Fund expense for accounting purposes and is not payable to PIMCO. Any interest expense amount will vary based on the Fund's use of those investments as an investment strategy best suited to seek the objective of the Fund.



(21) The fees and expenses are based on the fiscal year ended October 31, 2010.



(22) Other expenses includes a shareholder servicing fee of 0.25% applicable to Class A shares.



(23) The Investment Manager has agreed to reimburse expenses or waive fees to the extent necessary to prevent earnings from falling below the level of expenses. Any such expense reimbursement or waiver is voluntary and can be changed or terminated at any time without notice. There is no guarantee that the Fund will maintain a $1.00 net asset value per share or any particular level of yield.

EXAMPLE

    THIS EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE CONTRACT WITH THE COST OF INVESTING IN OTHER VARIABLE CONTRACTS. THE EXAMPLE REFLECTS A DEDUCTION FOR ANY CONTINGENT DEFERRED SALES CHARGE, ANNUAL MAINTENANCE FEE, MAXIMUM SEPARATE ACCOUNT ANNUAL EXPENSES AND THE HIGHEST TOTAL ANNUAL FUND OPERATING EXPENSES OF THE UNDERLYING FUNDS. THE EXAMPLE DOES NOT REFLECT THE DEDUCTION OF ANY APPLICABLE PREMIUM TAXES, INCOME TAXES OR TAX PENALTIES YOU MAY BE REQUIRED TO PAY IF YOU SURRENDER YOUR CONTRACT.

    THIS EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. IN THE FOLLOWING EXAMPLE TABLE, HARTFORD ASSUMES A PARTICIPANT ACCOUNT VALUE OF $10,000 TO ILLUSTRATE THE CHARGES THAT WOULD BE DEDUCTED. THE EXAMPLE ASSUMES THE ANNUAL MAINTENANCE FEE WILL ALWAYS BE DEDUCTED IF THE CONTRACT OR PARTICIPANT ACCOUNT IS SURRENDERED. WE CHANGE THE ANNUAL MAINTENANCE FEE FOR A $10,000 PARTICIPANT ACCOUNT VALUE INTO A PERCENTAGE TO MORE EASILY CALCULATE THE CHARGES. THE PERCENTAGE WE USE IS 0.30%.

    THE EXAMPLE ASSUMES THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED. THE EXAMPLE ALSO ASSUMES THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND ASSUMES THE HIGHEST TOTAL ANNUAL FUND OPERATING EXPENSES. ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS, YOUR COSTS WOULD BE:


EXAMPLE



       (1) If you Surrender your Contract at the end of the applicable time period:



1 year                                                                    $1,707
3 years                                                                   $2,044
5 years                                                                   $2,385
10 years                                                                  $3,704



       (2)  If you do not Surrender your Contract:



1 year                                                                    $1,247
3 years                                                                   $1,755
5 years                                                                   $2,284
10 years                                                                  $3,704


CONDENSED FINANCIAL INFORMATION

--------------------------------------------------------------------------------

    When Contributions are credited to your Sub-Accounts, they are converted into Accumulation Units by dividing the amount of your Contributions, minus any Premium Taxes, by the Accumulation Unit value for that day. For more information on how Accumulation Unit values are calculated see "How do I know what my Participant Account is worth?".

AVAILABLE INFORMATION

    We provide information about our financial strength in reports filed with the SEC and state insurance departments. For example, we file annual reports (Form 10-K), quarterly reports (Form 10-Q) and periodic reports (Form 8-K) with the SEC. Forms 10-K and 10-Q include information such as our financial statements, management discussion and analysis of the previous year of operations, risk factors, and other information. Form 8-K reports are used to communicate important developments that are not otherwise disclosed in the other forms described above.

    You may read or copy these reports at the SEC's Public Reference Room at 100
F. Street N.E., Room 1580, Washington, D.C. 20549-2001. You may also obtain reports and other information about us by contacting us using the information stated on the cover page of this Prospectus, visiting our website at www.hartfordinvestor.com or visiting the SEC's website at www.sec.gov. You may also obtain reports and other financial information about us by contacting your state insurance department.

                                    SUMMARY

WHAT ARE THE CONTRACTS?

    The Contracts are group variable funding agreements. They are issued for use as an investment vehicle for:

       -   certain employee retirement or welfare benefit plans,

       -   plans or programs of governmental entities,

       - the activities of certain organizations exempt from tax under section 501(c) of the Code, or

       - programs of certain institutions with assets in excess of 25 million dollars.

WHAT TYPE OF SALES CHARGE WILL I PAY?

    You don't pay a sales charge at the time Contributions are made to the Contract. We may charge you a Contingent Deferred Sales Charge when you partially or fully Surrender the Contract. The Contingent Deferred Sales Charge depends on the amount you choose to Surrender and the number of Contract Years that have been completed before the Surrender.

    The percentage used to calculate the Contingent Deferred Sales Charge is equal to:

                                                          CONTINGENT DEFERRED
                                                              SALES CHARGE
                                                              AS A PERCENT
                                                               OF AMOUNT
CONTRACT YEARS                                                SURRENDERED
--------------------------------------------------------------------------------
During the First Contract Year                                      5%
During the Second Contract Year                                     4%
During the Third Contract Year                                      3%
During the Fourth Contract Year                                     2%
During the Fifth Contract Year                                      1%
During the Sixth Contract Year and after                            0%

    You won't be charged a Contingent Deferred Sales Charge on:

X  Benefit Payments

X  Plan Related Expenses

IS THERE AN INSTALLATION CHARGE?

    Your Contract allows us to charge a one-time Installation Charge of up to $1,000 at the time we establish the initial Participant Accounts for your Contract on our recordkeeping system. We currently waive the Installation Charge.

IS THERE AN ANNUAL MAINTENANCE FEE?

    We deduct this $30 annual maintenance fee from each Participant Account on a quarterly basis. We deduct 25 percent of the annual fee on the last Valuation Day of each quarter, or from the proceeds of a full Surrender of a Participant Account.

WHAT CHARGES WILL I PAY ON AN ANNUAL BASIS?

    In addition to the Annual Maintenance Fee, you pay the following charges each year:

       - PROGRAM AND ADMINISTRATIVE CHARGE -- For providing administrative services, we deduct a daily charge at an annual rate of 0.50% against all Contract values in the Sub-Accounts.

       - ANNUAL FUND OPERATING EXPENSES -- These are charges for the Funds. See the Annual Fund Operating Expenses table for more complete information and the Fund's prospectuses.

IS THERE A DEDUCTION FOR PREMIUM TAXES?

    We currently do not deduct for the payment of any Premium Taxes levied against us by a state or other government entity. We reserve the right to deduct Premium Taxes imposed on us and required by a state or other government entity. Premium Tax rates vary by state or municipality and currently ranges from 0% - 3.5%.

CAN I WITHDRAW MONEY FROM THE CONTRACT?

    The Contract Owner can withdraw all or part of the amounts invested under the Contract at any time. We call withdrawals from the Contract "Surrenders".

X You may have to pay a Contingent Deferred Sales Charge if the Surrender is not a Benefit Payment or for a Plan Related Expense.

X  We pay Surrenders under the available Settlement Options.

WHAT ARE THE AVAILABLE SETTLEMENT OPTIONS?

    We call the available forms of payment in which you can take a Surrender "Settlement Options". We will pay Surrenders according to the Settlement Option that you choose. The following Settlement Options are available:

       -   Payment in a single sum.

       - Installment payments for a designated period. The frequency of payments and the length of the designated period are determined by mutual agreement between you and us.

                        PERFORMANCE RELATED INFORMATION

    The Separate Account may advertise certain performance related information concerning its Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance. The Funds available through this Separate Account are retail mutual funds that publish performance related information in newspapers, magazines, the internet and other media. Performance information published by a retail mutual fund will be different than the performance information published by the Separate Account because performance information of a retail mutual fund does not include the expenses charged by the Separate Account.

    When a Sub-Account advertises its STANDARDIZED TOTAL RETURN, it will usually be calculated from the date of the Sub-Account's inception into the Separate Account for one year, five years, and ten years or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period. Total return calculations reflect a deduction for Total Fund Operating Expenses, any Contingent Deferred Sales Charge, Total Separate Account Annual Expenses, and the Annual Maintenance Fee.

    A Separate Account may also advertise NON-STANDARD TOTAL RETURNS THAT PRE-DATE THE INCEPTION DATE OF THE SEPARATE ACCOUNT. These non-standardized total returns are calculated by assuming that the Sub-Accounts have been in existence for the same periods as the underlying Funds and by taking deductions for charges equal to those currently assessed against the Sub-Accounts. This figure will usually be calculated for one year, five years, and ten years or other periods. Non-standardized total return calculations reflect a deduction for Total Fund Operating Expenses, Total Separate Account Annual Expenses, and do not include deduction for Contingent Deferred Sales Charges or the Annual Maintenance Fee. This means the non-standardized total return for a Sub-Account is higher than standardized total return for a Sub-Account. These non-standardized returns must be accompanied by standardized total returns.

    If applicable, a Sub-Account may advertise YIELD IN ADDITION TO TOTAL RETURN. The yield will be computed in the following manner: the net investment income per unit earned during a recent 30 day period is divided by the unit value on the last day of the period. This figure reflects the recurring charges on the Separate Account level including the Annual Maintenance Fee.

    A money market Sub-Account may advertise YIELD AND EFFECTIVE YIELD. The yield of the Sub-Account is based upon the income earned by the Sub-Account over a seven-day period and then annualized, i.e. the income earned in the period is assumed to be earned every seven days over a 52-week period and stated as a percentage of the investment. Effective yield is calculated similarly but when annualized, the income earned by the investment is assumed to be reinvested in Sub-Account units and thus compounded in the course of a 52-week period. Yield and effective yield reflect the recurring charges on the Separate Account level including the Annual Maintenance Fee.

    We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable arrangements, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contracts and the characteristics of and market for such alternatives.

                        HARTFORD LIFE INSURANCE COMPANY

    Hartford Life Insurance Company is a stock life insurance company engaged in the business of writing life insurance and annuities, both individual and group, in every state as well as the District of Columbia. We were originally incorporated under the laws of Massachusetts on June 5, 1902, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 1583, Hartford, CT 06144-1583. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.

                              THE SEPARATE ACCOUNT

    We set aside and invest assets of some of our annuity contracts, including this Contract in the Separate Account. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940. This registration does not involve supervision by the SEC of the management or the investment practices of the Separate Account or Hartford. The Separate Account meets the definition of "separate account" under federal securities law. The Separate Account holds only assets for variable funding agreements. The Separate
Account:

       - Holds assets for the benefit of Contract Owners, and the persons entitled to the payments described in the Contract.

       - Is not subject to the liabilities arising out of any other business Hartford may conduct. The General Account is subject to the Company's claims-paying ability. Investors must look to the strength of the insurance company with regard to insurance company guarantees. Our ability to honor all guarantees under the Contract is subject to our claims-paying capabilities and/or financial strength.

       - Is not affected by the rate of return of Hartford's General Account or by the investment performance of any of Hartford's other separate accounts.

       - May be subject to liabilities from a Sub-Account of the Separate Account that holds assets of other contracts offered by the Separate Account which are not described in this Prospectus.

       - Is credited with income and gains, and takes losses, whether or not realized, from the assets it holds.

    WE DO NOT GUARANTEE THE INVESTMENT RESULTS OF THE SEPARATE ACCOUNT. THERE IS NO ASSURANCE THAT THE VALUE OF YOUR PARTICIPANT ACCOUNT WILL EQUAL THE TOTAL OF THE CONTRIBUTIONS MADE TO YOUR PARTICIPANT ACCOUNT.

    Separate Account Twelve was established on September 15, 2003.

                                   THE FUNDS

    The Separate Account is divided into "Sub-Accounts." Each Sub-Account invests in an underlying Fund. You choose the Funds that fit your investment goals and risk tolerance. Each Fund has its own investment objective, so each Fund is subject to different risks and expenses. For more complete information about each Fund, including risks and expenses, call us at 1-800-528-9009 to obtain each Funds' prospectus. Before investing, you should carefully read each Fund's prospectus along with this Prospectus.

    We do not guarantee the investment results of any of the underlying Funds. THE FUNDS MAY NOT BE AVAILABLE IN ALL STATES OR IN ALL CONTRACTS.

    THE FUNDS ARE RETAIL MUTUAL FUNDS THAT ARE ALSO AVAILABLE DIRECTLY TO THE PUBLIC WITHOUT A SEPARATE ACCOUNT. IF YOU WERE TO PURCHASE THESE FUNDS DIRECTLY FROM A BROKER OR MUTUAL FUND COMPANY, YOU WOULD NOT INCUR THE EXPENSES OF THE SEPARATE ACCOUNT.


SUB-ACCOUNT                                             INVESTMENT OBJECTIVE SUMMARY           INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
RETAIL MUTUAL FUNDS:
AllianceBernstein International Value Fund --      Long-term growth of capital             ABIS -- AllianceBernstein Investor
 Class A                                                                                   Services, Inc.
American Funds The Growth Fund of America(R) Fund  Seeks to provide growth of capital.     Capital Research and Management
 -- Class R3 (a)                                                                           Company
Calvert Equity Portfolio -- Class A (1)            Seeks growth of capital through         Calvert Investment Management Inc.
                                                   investment in stocks of issuers in      Sub-advised by Atlanta Capital
                                                   industries believed to offer            Management Company, LLC.
                                                   opportunities for potential capital
                                                   appreciation and which meet the Fund's
                                                   investment criteria including
                                                   financial, sustainability and social
                                                   responsibility factors.

SUB-ACCOUNT                                             INVESTMENT OBJECTIVE SUMMARY           INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Mid Cap Value Fund -- Class A (b)    Seeks long-term capital appreciation.   Goldman Sachs Asset Management, L.P.
Hotchkis and Wiley Large Cap Value Fund -- Class   Current income and long-term growth of  Hotchkis and Wiley Capital Management,
 A                                                 income, as well as capital              LLC
                                                   appreciation
Invesco Van Kampen Comstock Fund -- Class A        To seek capital growth and income       Invesco Advisers, Inc.
                                                   through investments in equity
                                                   securities, including common stocks,
                                                   preferred stocks and securities
                                                   convertible into common and preferred
                                                   stocks
Invesco Van Kampen Equity and Income Fund --       To seek the highest possible income     Invesco Advisers, Inc.
 Class A                                           consistent with safety of principal.
                                                   Long term growth of capital is an
                                                   important secondary investment
                                                   objective
LifePath 2020 Portfolio(R) -- Investor A           LifePath 2020 Portfolio is designed     BlackRock Advisors, Inc.
                                                   for investors expecting to retire or
                                                   to begin withdrawing assets around the
                                                   year 2020.
LifePath 2030 Portfolio(R) -- Investor A           LifePath 2030 Portfolio is designed     BlackRock Fund Advisers
                                                   for investors expecting to retire or
                                                   to begin withdrawing assets around the
                                                   year 2030.
LifePath 2040 Portfolio(R) -- Investor A           LifePath 2040 Portfolio is designed     BlackRock Fund Advisers
                                                   for investors expecting to retire or
                                                   to begin withdrawing assets around the
                                                   year 2040.
LifePath(R) Retirement Portfolio -- Investor A     LifePath Retirement Portfolio is        BlackRock Fund Advisers
                                                   designed for investors seeking current
                                                   income and moderate long-term growth
                                                   of capital.
Lord Abbett Small-Cap Blend Fund -- Class A        Long-term growth of capital by          Lord, Abbett & Co. LLC
                                                   investing primarily in stocks of small
                                                   companies
PIMCO Total Return Fund -- Class A                 Maximum total return, consistent with   Pacific Investment Management Company
                                                   preservation of capital and prudent     LLC
                                                   investment management
Victory Diversified Stock Fund -- Class A          Provide long-term growth of capital     Victory Capital Management, Inc.
THE HARTFORD MUTUAL FUNDS II, INC.
The Hartford Growth Fund -- Class A                Seeks long-term capital appreciation.   Hartford Investment Financial
                                                                                           Services, LLC
                                                                                           Sub-advised by Wellington Management
                                                                                           Company, LLP
The Hartford Growth Opportunities Fund -- Class A  Seeks capital appreciation              Hartford Investment Financial
                                                                                           Services, LLC
                                                                                           Sub-advised by Wellington Management
                                                                                           Company, LLP

SUB-ACCOUNT                                             INVESTMENT OBJECTIVE SUMMARY           INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
The Hartford SmallCap Growth Fund -- Class A       Seeks long-term capital appreciation.   Hartford Investment Financial
                                                                                           Services, LLC
                                                                                           Sub-advised by Wellington Management
                                                                                           Company, LLP
THE HARTFORD MUTUAL FUNDS, INC.
The Hartford Advisers Fund -- Class A              Seeks long-term total return            Hartford Investment Financial
                                                                                           Services, LLC
                                                                                           Sub-advised by Wellington Management
                                                                                           Company, LLP
The Hartford Capital Appreciation Fund -- Class A  Seeks growth of capital.                Hartford Investment Financial
                                                                                           Services, LLC
                                                                                           Sub-advised by Wellington Management
                                                                                           Company, LLP
The Hartford Dividend and Growth Fund -- Class A   High level of current income            Hartford Investment Financial
                                                   consistent with growth of capital       Services, LLC
                                                                                           Sub-advised by Wellington Management
                                                                                           Company, LLP
The Hartford Global Health Fund -- Class A (c)     Seeks long-term capital appreciation.   Hartford Investment Financial
                                                                                           Services, LLC
                                                                                           Sub-advised by Wellington Management
                                                                                           Company, LLP
The Hartford Global Research Fund -- Class A       Seeks long-term capital appreciation.   Hartford Investment Financial
                                                                                           Services, LLC
                                                                                           Sub-advised by Wellington Management
                                                                                           Company, LLP
The Hartford International Opportunities Fund --   Seeks long-term growth of capital       Hartford Investment Financial
 Class A                                                                                   Services, LLC
                                                                                           Sub-advised by Wellington Management
                                                                                           Company, LLP
The Hartford Money Market Fund -- Class A* (c)     Maximum current income consistent with  Hartford Investment Financial
                                                   liquidity and preservation of capital   Services, LLC
                                                                                           Sub-advised by Hartford Investment
                                                                                           Management Company
The Hartford Small Company Fund -- Class A         Seeks growth of capital                 Hartford Investment Financial
                                                                                           Services, LLC
                                                                                           Sub-advised by Wellington Management
                                                                                           Company, LLP



* In a low interest rate environment, yields for money market Sub-Accounts, after deduction of Contract charges, may be negative even though the underlying Fund's yield, before deducting for such charges, is positive. If you allocate a portion of your Contract value to a money market Sub- Account or participate in an Asset Allocation Program where Contract value is allocated to a money market Sub-Account, that portion of the value of your Contract value may decrease in value.




(a)  Closed to Contracts issued on or after 5/11/2007.



(b) Closed to Contracts issued on or after 6/30/2008.



(c)  Closed to Contracts issued on or after 5/1/2006.



NOTES



(1)  Formerly Calvert Social Investment Fund Equity Portfolio -- Class A

    VOTING RIGHTS: We are the legal owners of all Fund shares held in the Separate Account and we have the right to vote at the Fund's shareholder meetings. To the extent required by federal securities laws or regulations, we will:

       - Notify the Contract Owner of any Fund shareholders' meeting if the shares held for the Contract may be voted;

       - Send proxy materials and a form of instructions to the Contract Owner that may be used to tell us how to vote the Fund shares held for the Contract;

       - Arrange for the handling and tallying of proxies received from Contract Owners;

       - Vote all Fund shares attributable to a Contract according to instructions received from the Contract Owner; and

       - Vote all Fund shares for which no voting instructions are received in the same proportion as shares for which instructions have been received.

    Voting all Fund shares for which no voting instructions are received in the same proportion as shares for which voting instructions have been received may result in a small number of Contract Owners determining the outcome of a proposal subject to a shareholder vote.

    If any federal securities laws or regulations, or their present interpretation, change to permit us to vote Fund shares on our own, we may decide to do so. Contract Owners may attend any shareholder meeting at which shares held for their Contract may be voted.

    SUBSTITUTIONS, ADDITIONS, OR DELETIONS OF FUNDS -- We may, subject to any applicable law, make certain changes to the Funds offered under your Contract. We may, in our sole discretion, establish new Funds. New Funds will be made available to existing Contract Owners as we determine appropriate. We may also close one or more Funds to additional Contributions or transfers from existing Sub-Accounts.

    We may eliminate the shares of any of the Funds from the Contract for any reason and we may substitute shares of another registered investment company for the shares of any Fund already purchased or to be purchased in the future by the Separate Account. To the extent required by the Investment Company Act of 1940 (the "1940 Act"), substitutions of shares attributable to your interest in a Fund will not be made until we have the approval of the Commission and we have notified you of the change.

    In the event of any substitution or change, we may, by appropriate endorsement, make any changes in the Contract necessary or appropriate to reflect the substitution or change. If we decide that it is in the best interest of the Contract Owners, the Separate Account may be operated as a management company under the 1940 Act or any other form permitted by law, may be de-registered under the 1940 Act in the event such registration is no longer required, or may be combined with one or more other Separate Accounts.


    FEES AND PAYMENTS RECEIVED BY HARTFORD FROM THE FUND FAMILIES: We want you to know that Hartford receives substantial fees and payments with respect to the underlying funds that are offered as Sub-Accounts to your plan through the Contract. These types of fees and payments are sometimes called "revenue sharing" payments. We consider these fees and payments, among a number of other factors, when deciding to include a fund to the menu of Funds that we offer through the Contract. All of the underlying Funds on the overall menu make payments to Hartford or an affiliate. We receive these fees and payments under agreements between Hartford and the principal underwriters, transfer agents, investment advisers and/or other entities related to the Funds in amounts up to 0.75% of assets invested in a Fund. These fees and payments may include asset based sales compensation and service fees under distribution and/or servicing plans adopted by funds pursuant to Rule 12b-1 under the Investment Company Act of 1940. These fees and payments may also include administrative service fees and additional payments, expense reimbursements and other compensation. Hartford expects to make a profit on the amount of the fees and payments that exceed Hartford's own expenses, including our expenses of paying compensation to broker-dealers, financial institutions and other persons for selling the Contracts.



    We also want you to understand that not all fund families pay the same amount of fees and compensation to us and not all funds pay according to the same formula. Because of this, the amount of the fees and payments received by Hartford varies by fund and Hartford may receive greater or less fees and payments depending on which variable investment options your plan selects.


     For Example:

     As one of its selected investment options in its Contract, the Any Company Retirement Plan maintains an average balance of $100,000 in an investment option investing in shares of a hypothetical mutual fund during the year. If the fund's principal underwriter pays Hartford a Rule 12b-1 fee at a rate of 0.50% of assets annually, and the fund's transfer agent pays Hartford an administrative service fee at a rate of 0.25% of assets annually, Hartford would receive $500 in 12b-1 fees and $250 in administrative service fees, for a total of $750 for that year due to the plan's investment in the fund.



     If the plan maintained an average balance of $100,000 in an investment option investing in a different fund during the year where that fund's principal underwriter pays Hartford a Rule 12b-1 fee at a rate of 0.25% of assets annually, and the fund's transfer agent pays Hartford an administrative services fee at a rate of $12 per plan Participant Account invested in the investment option investing in the fund, and there are 20 participants with an account balance invested in that investment option, Hartford would receive $250 in 12b-1 fees and $240 in administrative service fees, for a total of $490 for that year due to the plan's investment in the fund.


    You should also know that the principal underwriters of certain funds have chosen to offer for sale, and Hartford has selected, fund share classes with asset based sales charges and/or service fees that may or may not be higher than other available share classes of the same fund. As a result of any higher asset based fees and charges paid by investors in such share classes, the amount of fees and payments that might otherwise need to be paid by such fund principal underwriters or their affiliates to Hartford would decrease.

    Some of the Sub-Accounts available in the Contract invest in Funds that are part of our own affiliated family of funds. In addition to any fees and payments Hartford may receive with respect to those funds, one or more of our affiliates receives compensation from the funds, including among other things a management fee and 12b-1 fees from the funds.

    For information on which underlying funds pay Hartford such fees and at what level, please visit our website at retire.hartfordlife.com or call 1-800-874-2502, Option 4. Written information will be provided upon request.

    ENDORSEMENT FEES PAID BY HARTFORD: Hartford pays fees to the organizations listed below in exchange for an endorsement of our Contract. As part of the endorsement, Hartford is invited to participate in various programs, conferences and meetings offered through these organizations in order to allow us to market our Contract.

    Hartford also pays additional fees in order to sponsor certain programs offered through these organizations including the "Top Cop Awards" program and an annual "Pension and Benefits Seminar" offered to members of these organizations.

    For additional information on the amount of fees and payments made by Hartford, please call 1-800-874-2502, Option 4. Written information will be provided upon request.

    Organizations Receiving Endorsement Fee Payments from Hartford:

    1. Peace Officers Research Association of California;

    2. The National Association of Police Officers;

    3. Florida Police Benevolent Association, Inc.;

    4. Police Benevolent & Protective Association of Illinois;

    5. Combined Law Enforcement Association of Texas; and

    6. The American Public Garden Association.

                             GENERAL ACCOUNT OPTION

    IMPORTANT INFORMATION YOU SHOULD KNOW: THE PORTION OF THE CONTRACT RELATING TO THE GENERAL ACCOUNT OPTION IS NOT REGISTERED UNDER THE SECURITIES ACT OF 1933 ("1933 ACT") AND THE GENERAL ACCOUNT OPTION IS NOT REGISTERED AS AN INVESTMENT COMPANY UNDER THE INVESTMENT COMPANY ACT OF 1940 ("1940 ACT"). NEITHER THE GENERAL ACCOUNT OPTION NOR ANY INTEREST IN THE GENERAL ACCOUNT OPTION IS SUBJECT TO THE PROVISIONS OR RESTRICTIONS OF THE 1933 ACT OR THE 1940 ACT, AND THE STAFF OF THE SECURITIES AND EXCHANGE COMMISSION HAS NOT REVIEWED THE DISCLOSURE REGARDING THE GENERAL ACCOUNT OPTION.

    The General Account option is part of our General Account that includes our company assets. Contributions and Contract values allocated to the General Account are available to our general creditors.

    DECLARED RATE OF INTEREST: We credit interest on Contributions made to the General Account at a rate we declare for any period of time that we determine. We may change the declared interest rate from time to time at our discretion.

    GUARANTEED RATE OF INTEREST: We guarantee a minimum rate of interest. The declared interest rate will not be less than the minimum guaranteed rate of interest.

    SURRENDERS AND TRANSFERS: We generally process Surrenders and transfers from the General Account option within a reasonable period of time after we receive a Surrender request at our Administrative Office. However, under certain conditions, transfers from the General Account option may be limited or deferred. Surrenders may be subject to a contingent deferred sales charge or a market value adjustment and may be deferred.

    THE GENERAL ACCOUNT IS SUBJECT TO THE COMPANY'S CLAIMS-PAYING ABILITY. INVESTORS MUST LOOK TO THE STRENGTH OF THE INSURANCE COMPANY WITH REGARD TO INSURANCE COMPANY GUARANTEES. OUR ABILITY TO HONOR ALL GUARANTEES UNDER THE CONTRACT IS SUBJECT TO OUR CLAIMS-PAYING CAPABILITIES AND/OR FINANCIAL STRENGTH.

                                CONTRACT CHARGES

CONTINGENT DEFERRED SALES CHARGE

    The Contingent Deferred Sales Charge covers some of the expenses relating to the sale and distribution of the Contract, including:

       -   the cost of preparing sales literature,

       - commissions and other compensation paid to broker-dealers and their registered representatives,and

       -   other promotional and distribution related activities.

    If the Contingent Deferred Sales Charge is not sufficient to cover sales and distribution expenses, we pay those expenses from our general assets, including surplus. Surplus might include profits resulting from the Program and Administrative Charge.

    We do not deduct a sales charge at the time Contributions are made to the Contract. We may assess a Contingent Deferred Sales Charge when you request a full or partial Surrender. The Contingent Deferred Sales Charge is based on the amount you choose to Surrender and the number of Contract Years that have been completed before the Surrender. We do not assess a Contingent Deferred Sales Charge after the fifth Contract Year.

    The percentage used to calculate the Contingent Deferred Sales Charge is equal to:

                                                          CONTINGENT DEFERRED
                                                              SALES CHARGE
                                                            AS A PERCENT OF
CONTRACT YEARS                                             AMOUNT SURRENDERED
--------------------------------------------------------------------------------
During the First Contract Year                                      5%
During the Second Contract Year                                     4%
During the Third Contract Year                                      3%
During the Fourth Contract Year                                     2%
During the Fifth Contract Year                                      1%
During the Sixth Contract Year and after                            0%

    The following Surrenders are NOT subject to a Contingent Deferred Sales
Charge:


       - BENEFIT PAYMENTS -- We do not assess a Contingent Deferred Sales Charge on amounts that you Surrender from the Contract to pay benefits to a Participant or a beneficiary under the terms of your plan. We call these amounts "Benefit Payments". Amounts Surrendered for transfer to the funding vehicle of another investment provider or Surrendered because of the termination of your plan are not Benefit Payments. Upon our request, you must provide documentation acceptable to us that a Surrender is a Benefit Payment.


       - PLAN RELATED EXPENSES -- We do not assess a Contingent Deferred Sales Charge on amounts that you Surrender from the Contract to pay certain administrative expenses or other Plan related expenses including, fees to consultants, auditors, third party administrators and other Plan service providers. We call these amounts "Plan Related Expenses." Upon our request, you must provide us with reasonable documentation that a Surrender is a Plan Related Expense.

    We will allocate the deduction of the Contingent Deferred Sales Charge among all Participant Accounts on a pro-rata basis unless the Contract Owner elects a different allocation of the deduction for the Contingent Deferred Sales Charge.

INSTALLATION CHARGE


    Your Contract allows us to charge a one-time Installation Charge of up to $1,000 at the time we establish the initial Participant Accounts for your Contract on our recordkeeping system. The Installation Charge is to help cover our costs of reconciling your plan's Participant records with your investment allocation instructions. We currently waive the Installation Charge.


ANNUAL MAINTENANCE FEE

    The Annual Maintenance Fee is an annual $30 fee that we deduct from each Participant Account on a quarterly basis. The fee compensates us for our administrative services related to maintaining the Contract and the Participant Accounts. We deduct 25 percent of the annual fee on the last Valuation Day of each quarter, or from the proceeds of a full Surrender of a Participant Account. We deduct the fee proportionately from each Investment Choice in a Participant Account.

    PROGRAM AND ADMINISTRATIVE CHARGE: For providing administrative services, we deduct a daily charge at an annual rate of 0.50% against all Contract values in the Sub-Accounts. This charge continues for the life of the Contract.

    When you purchase the Contract, you choose one of the following two methods that the Program and Administrative Charge is deducted under the Contract:

    METHOD ONE: The Program and Administrative Charge is deducted daily. It is assessed as a percentage of the net asset value of each Fund when Accumulation Unit values are determined each day.

    METHOD TWO: The Program and Administrative Charge is deducted each calendar quarter. It is assessed as a percentage of the average daily assets of the Sub-Accounts during the calendar quarter. The charge is deducted from Participant Accounts by redeeming the Accumulation Units in proportion to the amount of the charge.


    We provide various administrative support services for plans. These services include recordkeeping, statements of account, internet and automated voice response account access, and participant educational materials. The Program and Administrative Charge compensates us for providing administrative services under the Contracts.


    If the Program and Administrative Charge under a Contract is insufficient to cover actual costs incurred by us, we will bear the loss. If the Program and Administrative Charge exceeds these costs, we will keep the excess as profit. We may use these profits, as well as any revenue sharing and Rule 12b-1 fees received from certain Funds, for any proper corporate purpose including, among other things, payment of sales expenses, including the fees paid to distributors. We expect to make a profit from the Program and Administrative Charge.

PREMIUM TAXES

    We reserve the right to deduct a charge for Premium Tax imposed on us by a state or other governmental entity. Certain states and municipalities impose a Premium Tax. In some cases, Premium Taxes are deducted at the time purchase payments are made; in other cases Premium Tax is assessed at the time of Surrender. We will pay Premium Taxes at the time imposed under applicable law. At our sole discretion, we may deduct Premium Taxes at the time we pay such taxes to the applicable taxing authorities, or at the time the Contract is Surrendered.

CHARGES AGAINST THE FUNDS

    The Separate Account purchases shares of the Funds at net asset value. The net asset value of the Fund reflects investment advisory fees, distribution fees and operating expenses and administrative expenses already deducted from the assets of the Funds. These charges are described in the Funds' prospectuses.

PLAN RELATED EXPENSES


    The Contract Owner may direct us to deduct amounts from the assets under a Contract to pay certain administrative expenses or other Plan Related Expenses including, but not limited to, fees to consultants, auditors, counsel, Hartford and other Plan service providers. We will deduct and pay such amounts to the Contract Owner or as directed by the Contract Owner. We may agree to include these amounts as an adjustment to the Program and Administrative Charge.

                                 THE CONTRACTS

    THE CONTRACTS OFFERED The Contracts are group variable funding agreements. They are issued for use as an investment vehicle for:

       -   certain employee retirement or welfare benefit plans,

       -   plans or programs of governmental entities,

       - the activities of certain organizations exempt from tax under section 501(c) of the Code, or

       - programs of certain institutions with assets in excess of 25 million dollars.

    The Contracts invest in publicly available Funds through the Separate Account. The Contracts provide no additional tax benefits and do not provide tax deferral with respect to any earnings of the underlying Funds.

    It is important that you notify us if you change your address. If your mail is returned to us, we are likely to suspend future mailings until an updated address is obtained. In addition, we may rely on a third party, including the U.S. Postal Service, to update your current address. Failure to give us a current address may result in payments due and payable on your Participant Account being considered abandoned property under state law (unless preempted by ERISA), and remitted to the applicable state.

    PRICING AND CREDITING OF CONTRIBUTIONS We credit initial Contributions to a Participant Account within two Valuation Days of our receipt of a properly completed application or an order request and the initial Contribution at our Administrative Office.

    If the application or other information accompanying the initial Contribution is incomplete when received, we will hold the money in a non-interest bearing account for up to five Valuation Days while we try to obtain complete information. If we cannot obtain the information within five Valuation Days, we will either return the Contribution and explain why it could not be processed or keep the Contribution if you authorize us to keep it until the necessary information is provided.

    Subsequent Contributions to a Participant Account that are received prior to the close of the New York Stock Exchange will be invested on the same Valuation Day. Subsequent Contributions to a Participant Account that are received on a Non-Valuation Day or after the close of the New York Stock Exchange will be invested on the next Valuation Day.

    MAY I MAKE CHANGES IN THE AMOUNTS OF MY CONTRIBUTION?


    Yes. If the Plan adopted by the Contract Owner so provides, the Contract permits the allocation of Contributions in multiples of 1% among the Sub-Accounts. The minimum amount that may be allocated to any Sub-Account shall not be less than $10. Such changes must be requested in the form and manner prescribed by us.


    CAN YOU TRANSFER FROM ONE SUB-ACCOUNT TO ANOTHER?

    During those phases of your Contract when transfers are permissible, you may make transfers between Sub-Accounts according to the following policies and procedures, as they may be amended from time to time.

    WHAT IS A SUB-ACCOUNT TRANSFER?

    A Sub-Account transfer is a transaction requested by you that involves reallocating part or all of your Participant Account value among the Funds available in your Contract. Your transfer request will be processed as of the end of the Valuation Day that it is received in good order. Otherwise, your request will be processed on the following Valuation Day. We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly reporting any inaccuracy or discrepancy to us and your Registered Representative. Any oral communication should be re-confirmed in writing.

    WHAT HAPPENS WHEN YOU REQUEST A SUB-ACCOUNT TRANSFER?

    Many Participants request Sub-Account transfers. Some request transfers into (purchases) a particular Sub-Account, and others request transfers out of (redemptions) a particular Sub-Account. In addition, some Participants allocate Contributions to Sub-Accounts, and others request Surrenders. We combine all the daily requests to transfer out of a Sub-Account along with all Surrenders from that Sub-Account and determine how many shares of that Fund we would need to sell to satisfy all Participants' "transfer-out" requests. At the same time, we also combine all the daily requests to transfer into a particular Sub-Account or Contributions allocated to that Sub-Account and determine how many shares of that Fund we would need to buy to satisfy all Participants' "transfer-in" requests.

    In addition, many of the Funds that are available as investment options in our variable annuity products are also available as investment options in variable life insurance policies, retirement plans, funding agreements and other products offered by us or our affiliates. Each day, investors and participants in these other products engage in similar transfer transactions.

    We take advantage of our size and available technology to combine sales of a particular Fund for many of the variable annuities, variable life insurance policies, retirement plans, funding agreements or other products offered by us or our affiliates. We also combine many of the purchases of that particular Sub-Account for many of the products we offer. We then "net" these trades by offsetting purchases against redemptions. Netting trades has no impact on the net asset value of the Fund shares that you purchase or sell. This means that we sometimes reallocate shares of a Fund within our accounts rather than buy new shares or sell shares of the Fund.

    For example, if we combine all transfer-out (redemption) requests and Surrenders of a stock fund Sub-Account with all other sales of that underlying Fund from all our other products, we may have to sell $1 million dollars of that Fund on any particular day. However, if other Participants and the owners of other products offered by us, want to transfer-in (purchase) an amount equal to $300,000 of that same Fund, then we would send a sell order to the Fund for $700,000 (a $1 million sell order minus the purchase order of $300,000) rather than making two or more transactions.

    WHAT RESTRICTIONS ARE THERE ON YOUR ABILITY TO MAKE A SUB-ACCOUNT TRANSFER?

    FIRST, YOU MAY MAKE ONLY ONE SUB-ACCOUNT TRANSFER REQUEST EACH DAY. We limit each Participants to one Sub-Account transfer request each Valuation Day. We count all Sub-Account transfer activity that occurs on any one Valuation Day as one "Sub-Account transfer", however, you cannot transfer the same Participant Account value more than once a Valuation Day.

    For Example:

       - If the only transfer you make on a day is a transfer of $10,000 from one Sub-Account into another Sub-Account, it would count as one Sub-Account transfer.

       - If, however, on a single day you transfer $10,000 out of one Sub-Account into five other Sub-Accounts (dividing the $10,000 among the five other Sub-Accounts however you chose), that day's transfer activity would count as one Sub-Account transfer.

       - Likewise, if on a single day you transferred $10,000 out of one Sub-Account into ten other Sub-Accounts (dividing the $10,000 among the ten other Sub-Account however you chose), that day's transfer activity would count as one Sub-Account transfer.

       - Conversely, if you have $10,000 in Participant Account value distribution among 10 different Sub-Accounts and you request to transfer the Participant Account value in all those Sub-Accounts into one Sub-Account, that would also count as one Sub-Account transfer.

       - However, you cannot transfer the same Participant Account value more than once in one day. That means if you have $10,000 in a money market fund Sub-Account and you transfer all $10,000 into a stock fund Sub-Account, on that same day you could not then transfer the $10,000 out of the stock fund Sub-Account into another Sub-Account.

    SECOND, YOU ARE ALLOWED TO SUBMIT A TOTAL OF 20 SUB-ACCOUNT TRANSFERS EACH CALENDAR YEAR (the "Transfer Rule") by U.S. Mail, Voice Response Unit, internet or telephone. Once you have reached the maximum number of Sub-Account transfers, you may only submit any additional Sub-Account transfer requests and any trade cancellation requests in writing through U.S. Mail or overnight delivery service. In other words, Voice Response Unit, internet or telephone transfer requests will not be honored. We may, but are not obligated to, notify you when you are in jeopardy of approaching these limits. For example, we will send you a letter after your 10th Sub-Account transfer to remind you about the Transfer Rule. After your 20th transfer request, our computer system will not allow you to do another Sub-Account transfer by telephone, Voice Response Unit or via the internet. You will then be instructed to send your Sub-Account transfer request by U.S. Mail or overnight delivery service.

    We may aggregate a Contract Owner's Contracts or a Participant's Participant Accounts for the purposes of enforcing these restrictions.

    The Transfer Rule does not apply to Sub-Account transfers that occur automatically as part of a Company sponsored asset allocation or Dollar Cost Averaging program. Reallocations made based on an underlying Fund merger or liquidation also do not count toward this transfer limit. Restrictions may vary based on state law.

    We make no assurances that the Transfer Rule is or will be effective in detecting or preventing market timing.

    THIRD, POLICIES HAVE BEEN DESIGNED TO RESTRICT EXCESSIVE SUB-ACCOUNT TRANSFERS. You should not purchase or become a Participant under this Contract if you want to make frequent Sub-Account transfers for any reason. In particular, don't purchase or become a Participant under this Contract if you plan to engage in "market timing," which includes frequent transfer activity into and out of the same Fund, or frequent Sub-Account transfers in order to exploit any inefficiencies in the pricing of a Fund. Even if you do not engage in market timing, certain restrictions may be imposed on you, as discussed below:

    FUND TRADING POLICIES

    Generally, you are subject to Fund trading policies, if any. We are obligated to provide, at the Fund's request, tax identification numbers and other shareholder identifying information contained in our records to assist Funds in identifying any pattern or frequency of Sub-Account transfers that may violate their trading policy. In certain instances, we have agreed to serve as a Fund's agent to help monitor compliance with that underlying Fund's trading policy.

    We are obligated to follow each underlying Fund's instructions regarding enforcement of their trading policy. Penalties for violating these policies may include, among other things, temporarily or permanently limiting or banning Sub-Account transfers into an underlying Fund or other funds within that fund complex. We are not authorized to grant exceptions to an underlying Fund's trading policy. Please refer to each underlying Fund's prospectus for more information. Transactions that cannot be processed because of Fund trading policies will be considered not in good order.

    In certain circumstances, Fund trading policies do not apply or may be limited. For instance:

       - Certain types of financial intermediaries may not be required to provide us with shareholder information.

       - "Excepted funds" such as money market funds and any underlying Fund that affirmatively permits short-term trading of its securities may opt not to adopt this type of policy. This type of policy may not apply to any financial intermediary that an underlying Fund treats as a single investor.

       - A Fund can decide to exempt categories of Contract Owners whose contracts are subject to inconsistent trading restrictions or none at all.

       - Non-shareholder initiated purchases or redemptions may not always be monitored. These include Sub-Account transfers that are executed: (i) automatically pursuant to a company sponsored contractual or systematic program such as transfers of assets as a result of "dollar cost averaging" programs, asset allocation programs, automatic rebalancing programs, Annuity payouts, loans, or systematic withdrawal programs; (ii) as a result of the payment of a Death Benefit; (iii) as a result of any deduction of charges or fees under a Contract; or (iv) as a result of payments such as loan repayments, scheduled contributions, scheduled withdrawals or surrenders, retirement plan contributions.

    POSSIBILITY OF UNDETECTED ABUSIVE TRADING OR MARKET TIMING. We may not be able to detect or prevent all abusive trading activities. For instance,

       - Since we net all the purchases and redemptions for a particular Fund for this and many of our other products, transfers by any specific market timer could be inadvertently overlooked.

       - Certain forms of variable annuities and types of Funds may be attractive to market timers. We can not provide assurances that we will be capable of addressing possible abuses in a timely manner.

       - These policies apply only to individuals and entities that own or are Participants under this Contract. However, the Funds that make up the Sub-Accounts of this Contract are available for use with many different variable life insurance policies, variable annuity products and funding agreements, and they are offered directly to certain qualified retirement plans. Some of these products and plans may have different or less restrictive transfer rules or no transfer restrictions at all.

       - In some cases, we are unable to count the number of Sub-Account transfers requested by Participants or enforce the Transfer Rule because we do not keep Participant Account records for a Contract. In those cases, the Participant Account records and Participant Sub-Account transfer information are kept by the Contract Owner or its third party service provider. These Contract Owners and third party service providers may provide us with limited information or no information at all regarding Participant Sub-Account transfers.

    HOW ARE YOU AFFECTED BY FREQUENT SUB-ACCOUNT TRANSFERS?

    We are not responsible for losses or lost investment opportunities associated with the effectuation of these policies. Frequent Sub-Account transfers may result in the dilution of the value of the outstanding securities issued by a Fund as a result of increased transaction costs and lost investment opportunities typically associated with maintaining greater cash positions. This can adversely impact Fund performance and, as a result, the performance of your Participant Account. This may also lower the Death Benefit paid to your Beneficiary or lower Annuity payouts for your payee as well as reduce value of other optional benefits available under your Contract.

    Separate Account investors could be prevented from purchasing Fund shares if we reach an impasse on the execution of a Fund's trading instructions. In other words, a Fund complex could refuse to allow new purchases of shares by all our variable product investors if the Fund and we can not reach a mutually acceptable agreement on how to treat an investor who, in a Fund's opinion, has violated the Fund's trading policy.

    In some cases, we do not have the tax identification number or other identifying information requested by a Fund in our records. In those cases, we rely on the Contract Owner to provide the information. If the Contract Owner does not provide the information, we may be directed by the Fund to restrict the Contract Owner from further purchases of Fund shares. In those cases, all Participants under a plan funded by the Contract will also be precluded from further purchases of Fund shares.

    GENERAL ACCOUNT OPTION TRANSFERS

    You may make transfers out of the General Account Option to the Sub-Accounts, subject to the transfer restrictions discussed below. All transfer allocations must be in whole numbers (e.g., 1%). For Contracts issued or amended on or after May 1, 1992:

       - Transfers of assets presently held in the General Account option, or which were held in the General Account option at any time during the preceding three months, to any account that we determine is a competing account, are prohibited.

       - Similarly, transfers of assets presently held in any account during the preceding three months, that we determine is a competing account, to the General Account option, are prohibited.

    In addition, we may limit the maximum amount transferred or Surrendered from the General Account option under a Participant Account if the amount of any transfer or Surrender from the General Account option, when added to the sum of all transfers and Surrenders from the General Account during the preceding twelve months exceeds 12% of the General Account values twelve months earlier.

    These restrictions apply to all transfers from the General Account Option, including all systematic transfers and Dollar Cost Averaging Programs.

    As a result of these limitations, it may take a longer period of time (i.e., several years) to move Participant Account values in the General Account Option to Sub-Accounts and therefore this may not provide an effective short term defensive strategy.

    TELEPHONE AND INTERNET TRANSFERS

    Transfer instructions received by telephone on any Valuation Day before the end of any Valuation Day will be carried out that day. Otherwise, the instructions will be carried out at the end of the next Valuation Day.

    Transfer instructions you send electronically are considered to be received by us at the time and date stated on the electronic acknowledgement we return to you. If the time and date indicated on the acknowledgement is before the end of any Valuation Day, the instructions will be carried out that Valuation Day. Otherwise, the instructions will be carried out at the end of the next Valuation Day. If you do not receive an electronic acknowledgement, you should contact us as soon as possible.

    We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly advising us of any errors within 30 days of receiving the confirmation.

    Telephone or internet transfer requests may currently only be cancelled by calling us before the end of the Valuation Day you made the transfer request.

    We, our agents or our affiliates are NOT responsible for losses resulting from telephone or electronic requests that we believe are genuine. We will use reasonable procedures to confirm that instructions received by telephone or through our website are genuine, including a requirement that Contract Owners and Participants provide certain identifying information, including a personal identification number. We record all telephone transfer instructions. We may suspend, modify, or terminate telephone or electronic transfer privileges at any time.

    HOW DO I KNOW WHAT A PARTICIPANT ACCOUNT IS WORTH?

    The Participant Account value reflects the sum of the amounts under the Participant Account allocated to the General Account option and the Sub-Accounts.

    There are two things that affect the Sub-Account value: (1) the number of Accumulation Units and (2) the Accumulation Unit value. The Sub-Account value is determined by multiplying the number of Accumulation Units by the Accumulation Unit value. Therefore, on any Valuation Day the portion of a Participant Account allocated to the Sub-Accounts will reflect the investment performance of the Sub-Accounts and will fluctuate with the performance of the underlying Funds.

    Contributions made or Contract values allocated to a Sub-Account are converted into Accumulation Units by dividing the amount of the Contribution or allocation, minus any Premium Taxes, by the Accumulation Unit value for that Valuation Day. The more Contributions or Contract values allocated to the Sub-Accounts under a Participant Account, the more Accumulation Units will be reflected under the Participant Account. The number of Accumulation Units in a Sub-Account will be decreased under a Participant Account by Surrenders or transfers of money out of a Sub-Account.

    To determine the current Accumulation Unit value, we take the prior Valuation Day's Accumulation Unit value and multiply it by the Net Investment Factor for the current Valuation Day.

    The Net Investment Factor is used to measure the investment performance of a Sub-Account from one Valuation Day to the next. The Contract Owner chooses one of the following two methods to calculate the Net Investment Factor at the time the Contract Owner purchases the Contract. The value of the Contract will be the same, regardless of the method chosen.

METHOD ONE

     The Net Investment Factor for each Sub-Account equals:

       - the net asset value per share plus applicable distributions per share of the corresponding Fund at the end of the current Valuation Day; divided by

       - the net asset value per share of the corresponding Fund at the end of the prior Valuation Day; multiplied by

       - the daily expense factor for the program and administrative charge and any other applicable charges, adjusted for the number of days in the period.

METHOD TWO (NOT AVAILABLE TO CONTRACTS ISSUED IN NEW YORK)

     The Net Investment Factor for each Sub-Account equals:

       - the net asset value per share of the corresponding Fund at the end of the current Valuation Day; divided by

       - the net asset value per share of the corresponding Fund at the end of the prior Valuation Day.

    Under Method Two, the value of any applicable Fund distributions per share creates additional Accumulation Units. We deduct the Program and Administrative Charge from Participant Accounts each calendar quarter by redeeming Accumulation Units in proportion to the amount of the charge.

    We will send Participants a statement for each calendar quarter, that tells how many Accumulation Units they have, their value and their total Participant Account value. Participants can also call 1-800-528-9009 to obtain their Participant Account value or, where available, may access their account information through our website at retire.hartfordlife.com.

    HOW ARE THE UNDERLYING FUND SHARES VALUED?

    The shares of the Fund are valued at net asset value on a daily basis. A complete description of the valuation method used in valuing Fund shares may be found in the underlying Funds' prospectus.

                                   SURRENDERS

FULL SURRENDERS

    If you request a full Surrender of your Contract, we will pay you the Surrender Value. The Surrender Value is the Contract value minus any applicable Premium Taxes, Annual Maintenance Fees, and Contingent Deferred Sales Charges. The Surrender Value may be more or less than the amount of the Contributions made to the Contract.

PARTIAL SURRENDERS

    You may request a partial Surrender of Contract values at any time before you terminate your Contract. We will deduct any applicable Annual Maintenance Fee from Participant Accounts and we will deduct any applicable Contingent Deferred Sales Charges. You can ask us to deduct the Contingent Deferred Sales Charge from the amount you are Surrendering or from the remaining Contract value. If we deduct the Contingent Deferred Sales Charge from your remaining Contract value, that amount will also be subject to a Contingent Deferred Sales Charge.

SETTLEMENT OPTIONS

    We call the available forms of payment in which you can take a Surrender "Settlement Options". We will pay Surrenders according to the Settlement Option that you choose. The following Settlement Options are available:

       -   Payment in a single sum.

       - Installment payments for a designated period. The frequency of payments and the length of the designated period are determined by mutual agreement between you and us.

HOW DO I REQUEST A SURRENDER?

    The Contract Owner or its designee may submit requests for Surrenders. Requests for full Surrenders must be in writing. Requests for partial Surrenders must be in writing or by electronic file in a format agreed to by us.

    We pay Surrenders of amounts in the Sub-Accounts within seven days of receiving your request with complete instructions. However, we may postpone payment of Surrenders invested in the Sub-Accounts whenever (a) the New York Stock Exchange is closed, (b) trading on the New York Stock Exchange is restricted by the SEC, (c) the SEC permits and orders postponement or (d) the SEC determines that an emergency exists to restrict valuation.

    We pay the portion of your Surrender Value invested in the General Account option according to the termination provisions in your Contract.

    Partial Surrenders from the General Account option may be subject to certain restrictions described in your Contract.

                           FEDERAL TAX CONSIDERATIONS

    WHAT ARE SOME OF THE FEDERAL TAX CONSEQUENCES THAT AFFECT THESE CONTRACTS?

A. GENERAL

    Since the federal tax law is complex, the tax consequences of purchasing this contract will vary depending on your situation. You may need tax or legal advice to help you determine whether purchasing this contract is right for you.

    Our general discussion of the tax treatment of this contract is based on our understanding of federal income tax laws as they are currently interpreted and may apply to this contract. A detailed description of all federal income tax consequences regarding the purchase of this contract cannot be made in the prospectus. We also do not discuss state, municipal or other tax laws that may apply to this contract. Nor do we discuss the tax treatment of distributions from or benefits paid by the plans and organizations that may invest in this contract. For detailed tax information, a prospective purchaser should consult with a qualified tax adviser familiar with its situation.

B. HARTFORD AND THE SEPARATE ACCOUNT

    The Separate Account is taxed as part of Hartford, which is taxed as a life insurance company under Subchapter L of Chapter 1 of the Code. The Sub-Accounts among which the Contract Owner may allocate its Contract Contributions are retail mutual funds that also are directly available to the public without a Separate Account. The Internal Revenue Service has ruled that, for federal income tax purposes, a variable contract owner will be treated as the owner of the mutual funds shares when the mutual funds used for sub-accounts for the variable contract are publicly available. See, e.g., Rev. Rul. 2003-91, 2003-33 I.R.B. 347. As a result, even though investment income and any realized capital gains on the assets held in the Separate Account may be reinvested automatically, such investment income and capital gain income may be taxable directly to the Contract Owner. A prospective purchaser should consult with a qualified tax adviser familiar with its situation.

C. CONTRACT PURCHASES BY FOREIGN ENTITIES

    Purchasers that are not U.S. residents or entities engaged in a trade or business in the United States generally will be subject to U.S. federal income tax and withholding on U.S. source taxable distributions at a 30% rate, unless a lower treaty rate applies and any required tax forms are submitted to Hartford. In addition, purchasers may be subject to applicable U.S. state and/or municipal taxes, and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation with respect to a contract purchase.

                                MORE INFORMATION

    CAN A CONTRACT BE MODIFIED?

    Subject to any federal and state regulatory restrictions, we may modify the Contracts at any time by written agreement between the Contract Owner and us.

    On or after the fifth anniversary of any Contract we may change, from time to time, any or all of the terms of the Contracts by giving 90 days advance written notice to the Contract Owner, except that the minimum guaranteed interest rate and the contingent deferred sales charges which is applicable at the effective date of a Contract, will continue to be applicable.

    We may modify the Contract at any time if such modification: (i) is necessary to make the Contract or the Separate Account comply with any law or regulation issued by a governmental agency to which we are subject; or (ii) is necessary to assure continued qualification of the Contract under federal or state laws relating to the Contracts; or (iii) is necessary to reflect a change in the operation of the Separate Account or the Sub-Account(s); or (iv) provides additional Separate Account options; or (v) withdraws Separate Account options. In the event of any such modification we will provide notice to the Contract Owner. Hartford may also make appropriate endorsement in the Contract to reflect such modification.

    CAN HARTFORD WAIVE ANY RIGHTS UNDER A CONTRACT?

    We may, at our sole discretion, elect not to exercise a right or reservation specified in this Contract. If we elect not to exercise a right or reservation, we are not waiving it. We may decide to exercise a right or a reservation that we previously did not exercise.

    HOW CONTRACTS ARE SOLD -- We have entered into a distribution agreement with our affiliate Hartford Securities Distribution Company, Inc. ("HSD") under which HSD serves as the principal underwriter for the Contracts, which are offered on a continuous basis. HSD is registered with the Securities and Exchange Commission under the 1934 Act as a broker-dealer and is a member of the FINRA. The principal business address of HSD is the same as ours. Hartford Life Distributors, LLC, an affiliate of Hartford Life Insurance Company, provides marketing support for us. Woodbury Financial Services, Inc. is another affiliated broker-dealer that sells this Contract.


    HSD has entered into selling agreements with affiliated and unaffiliated broker-dealers, and financial institutions ("Financial Intermediaries") for the sale of the Contracts. We pay compensation to HSD for sales of the Contracts by Financial Intermediaries. HSD, in its role as principal underwriter, did not retain any underwriting commissions for the fiscal year ended December 31, 2010. Contracts will be sold by individuals who have been appointed by us as insurance agents and who are registered representatives of Financial Intermediaries ("Registered Representatives").


    We list below types of arrangements that help to incentivize sales people to sell our suite of variable annuities. Not all arrangements necessarily affect each variable annuity. These types of arrangements could be viewed as creating conflicts of interest.

    Financial Intermediaries receive commissions (described below under "Commissions"). Certain selected Financial Intermediaries also receive additional compensation (described below under "Additional Payments"). All or a portion of the payments we make to Financial Intermediaries may be passed on to Registered Representatives according to a Financial Intermediaries' internal compensation practices.

    Affiliated broker-dealers also employ individuals called "wholesalers" in the sales process. Wholesalers typically receive commissions based on the type of Contract or optional benefits sold. Commissions are based on a specified amount of Premium Payments or Contract Value.

COMMISSIONS


    Up front commissions paid to Financial Intermediaries generally range from 1% to up to 7% of each Contribution you pay for your Contract. Trail commissions (fees paid for customers that maintain their Contracts generally for more than 1 year) range up to 1.20% of your Contract Value. We pay different commissions based on the Contract variation that you buy.


    Commission arrangements vary from one Financial Intermediary to another. We are not involved in determining your Registered Representative's compensation. Under certain circumstances, your Registered Representative may be required to return all or a portion of the commissions paid.

    Check with your Registered Representative to verify whether your account is a brokerage or an advisory account. Your interests may differ from ours and your Registered Representative (or the Financial Intermediary with which they are associated). Please ask questions to make sure you understand your rights and any potential conflicts of interest. If you are an advisory client, your Registered Representative (or the Financial Intermediary with which they are associated) can be paid both by you and by us based on what you buy. Therefore, profits, and your Registered Representative's (or their Financial Intermediary's) compensation, may vary by product and over time. Contact an appropriate person at your Financial Intermediary with whom you can discuss these differences.

ADDITIONAL PAYMENTS


    Subject to FINRA and Financial Intermediary rules, we and our affiliates also make additional payments to Financial Intermediaries (who may or may not be affiliated with us) to encourage the sale of this Contract and other contracts that we issue to retirement programs that we or our affiliates offer ("Additional Payments"). Additional Payments are generally based on average net assets (or aged assets) of the contracts or programs attributable to a particular Financial Intermediary, on sales of the contracts or programs attributable to a particular Financial Intermediary, and/or sales expenses. Additional Payments could create an incentive for your Registered Representative, and the Financial Intermediary with which they are associated, to recommend products that pay them more than others.


    Additional Payments may be used for various purposes, and may take various forms, such as:

       - Payments for access to Registered Representatives and/or Financial Intermediaries, such as through one-on-one wholesaler visits or attendance at national sales meetings or similar events.

       - Payments for inclusion of our products on a Financial Intermediary's "preferred list"; participation in, or visibility at, national and regional conferences; and/or articles in Financial Intermediary publications highlighting our products and services.

       - Payments for various marketing expenses such as joint marketing campaigns and/or Financial Intermediary event advertising/participation; sponsorship of Financial Intermediary sales contests and/or promotions in which participants (including Registered Representatives) receive prizes such as travel awards, merchandise and recognition; and expenses of generating clients.

       - Payment and support to underlying Fund companies including Fund related wholesaler support, training and marketing activities for certain Funds, and providing sales activity reports.

       - Sales support through such things as providing hardware and software, operational and systems integration, links to our website from a Financial Intermediary's websites; shareholder services (including sub-accounting) sponsorship of Financial Intermediary due diligence meetings; and/or expense allowances and reimbursements.

       - "Due diligence" payments for a Financial Intermediary's examination of a product; payments for educational training, sales or training seminars, conferences and programs, sales and service desk training, and/or client or prospect seminar sponsorships.

       - Occasional meals and entertainment, tickets to sporting events and other gifts.


    As of December 31, 2010, we have entered into ongoing contractual arrangements to make Additional Payments to the following Financial Intermediaries for the Contracts and other group annuity contracts and funding agreements we issue in connection with retirement plans, as well as other group retirement programs that we or our affiliates offer:


    Ameriprise Financial Services, Inc., Edward D. Jones & Co., L.P., Merrill Lynch Pierce Fenner & Smith, Morgan Stanley & Co., Inc. (various divisions and affiliates), NRP Financial, Inc., Woodbury Financial Services, Inc. (an affiliate of ours).

    Inclusion on this list does not imply that these arrangements necessarily constitute "special cash compensation" as defined by FINRA Conduct Rule 2830(l)(4). We will endeavor to update this listing annually and interim arrangements may not be reflected. We assume no duty to notify any investor whether their Financial Intermediary is or should be included in any such listing.


    For the fiscal year ended December 31, 2010, Additional Payments for the Contracts and other group annuity contracts and funding agreements we issue in connection with retirement plans, as well as other group retirement programs that we or our affiliates offer, did not in the aggregate exceed approximately $2.3 million.

    ARE THERE ANY MATERIAL LEGAL PROCEEDINGS AFFECTING THE SEPARATE ACCOUNT?

    There continues to be significant federal and state regulatory activity relating to financial services companies. Like other insurance companies, we are involved in lawsuits, arbitrations, and regulatory/legal proceedings. Certain of the lawsuits and legal actions the Company is involved in assert claims for substantial amounts. While it is not possible to predict with certainty the ultimate outcome of any pending or future case, legal proceeding or regulatory action, we do not expect the ultimate result of any of these actions to result in a material adverse effect on the Company or its Separate Accounts. Nonetheless, given the large or indeterminate amounts sought in certain of these actions, and the inherent unpredictability of litigation, an adverse outcome in certain matters could, from time to time, have a material adverse effect on the Company's results of operations or cash flows in particular quarterly or annual periods.


    HOW MAY I GET ADDITIONAL INFORMATION?


    Inquiries will be answered by calling 1-800-528-9009 or your sales representative or by writing to:

     Hartford Life Insurance Company
     P.O. Box 1583
     Hartford, CT 06144-1583

    You can also send inquiries to us electronically via the internet through our website at retire.hartfordlife.com.

                              GENERAL INFORMATION

SAFEKEEPING OF ASSETS

    Hartford holds title to the assets of the Separate Account. The assets are kept physically segregated and are held separate and apart from Hartford's general corporate assets. Records are maintained of all purchases and redemptions of the underlying fund shares held in each of the Sub-Accounts.


EXPERTS



    The consolidated financial statements of Hartford Life Insurance Company (the "Company") as of December 31, 2010 and 2009, and for each of the three years in the period ended December 31, 2010 have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report dated February 25, 2011 (which report expresses an unqualified opinion and includes an explanatory paragraph relating to the Company's change in its method of accounting and reporting for variable interest entities and embedded credit derivatives as required by accounting guidance adopted in 2010, for other-than-temporary impairments as required by accounting guidance adopted in 2009, and for the fair value measurement of financial instruments as required by accounting guidance adopted in 2008) and the statements of assets and liabilities of Hartford Life Insurance Company Separate Account Twelve as of December 31, 2010, and the related statements of operations for each of the periods presented in the year then ended, the statements of changes in net assets for each of the periods presented in the two years then ended, and the financial highlights in Note 6 for each of the periods presented in the five years then ended have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report dated March 30, 2011, which reports are both included within Part I of the Registration Statement. Such financial statements are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is City Place, 32nd Floor, 185 Asylum Street, Hartford, Connecticut 06103-3402.


NON-PARTICIPATING

    The Contract is non-participating and we pay no dividends.

PRINCIPAL UNDERWRITER

    Hartford Securities Distribution Company, Inc. ("HSD") serves as Principal Underwriter for the securities issued with respect to the Separate Account. HSD is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a Broker-Dealer and is a member of the Financial Industry Regulatory Authority, Inc. HSD is an affiliate of ours. Both HSD and Hartford are ultimately controlled by The Hartford Financial Services Group, Inc. The principal business address of HSD is the same as ours.


    Hartford currently pays HSD underwriting commissions for its role as Principal Underwriter of all variable contracts associated with this Separate Account. For 2010, 2009 and 2008, the aggregate dollar amount of underwriting commissions paid to HSD in its role as Principal Underwriter was $0. There were no underwriting commissions paid to HSD in its role as Principal Underwriter prior to that time.


ADDITIONAL PAYMENTS


    As stated earlier in this Prospectus, we (or our affiliates) pay Additional Payments to Financial Intermediaries. In addition to the Financial Intermediaries listed in the prospectus with whom we have an ongoing contractual arrangement to make Additional Payments, listed below are all Financial Intermediaries that received Additional Payments in 2010 of items such as sponsorship of meetings, education seminars, and travel and entertainment, whether or not an ongoing contractual relationship exists.



    A & F Financial Securities, Inc., Addison Avenue Federal C. U., AIG Financial Advisors, AIG Retirement Advisors, Inc., AIM Distributors, Inc., Allen & Company of Florida, Inc., Alliance Bernstein Investments, Inc., Amcore Investment Services, Inc., American Capital Partners LLC, American Investors Company, American Portfolios Financial Services, Ameriprise Financial Services, Inc., Ameritas Investment Corp., Amtrust Bank, Amtrust Investment Services, Inc., Anchor Bank, Anderson & Strudwick, Inc., Arvest Asset Management, Arvest Bank, Associated Bank, NA, Associated Investment Services, Inc., AXA Advisors, LLC, Banc of America Investment Services, Inc., Bancorpsouth Investment Services, Inc., BancWest Investment Services, Inc., Bank of Oklahoma, NA., Bank of the West, Bank Securities Association, Bankers & Investors Co., BankWest, Inc., Baxter CU, BB&T Investment Services, Inc., BCG Securities, Inc., Beneficial Investment Services, Bernard Herold & Co., Inc., BOSC, Inc., BPU Investment Management, Inc., Brewer Financial Services, LLC, Bruce A. Lefavi Securities, Inc., Cadaret, Grant & Co., Inc., Cambridge Investment

Research, Inc., Cambridge Legacy Sec., LLC, Cantella & Co., Inc., Capital Analysts, Inc., Capital Investment Group, Inc., Capital One Investments Services LLC, Carolina First Bank, CCF Investments, Inc., CCO Investment Services Corp., Centaurus Financial, Inc., Center Street Securities, Inc., Charles Schwab & Company, Inc, Chase Investments Services, Corp., Citadel Federal Credit Union, Citigroup Global Markets, Inc., City Securities Corporation, Columbia Bank, Comerica Securities, Commerce Brokerage Services, Inc., Commonwealth Financial Network, Compass Bank, Compass Brokerage, Inc., Crowell, Weedon & Co., Crown Capital Securities, LLP, CUE, Cuna Brokerage Services, Inc., Cuso Financial Services, LLP., Cutter & Company, Inc., D.A. Davidson & Company, David A. Noyes & Company, Delta Equity Services Corp., Diversified Resources, LLC, Dominion Investor Services, Inc., Donnelly Steen & Co., Eagle One Investments, LLC, Edward Jones, Emerson Equity, LLC, Essex Financial Services, Inc., Essex National Securities, Inc., Essex Savings Bank, Fairport Capital, Inc., FCG Advisors, Fifth Third Bank, Fifth Third Securities, Financial Network Investment Corp., Financial Security Management, Inc., Fintegra LLC, First Allied Securities, First Bank, First Citizens Bank & Trust Co., First Citizens Investor Services, First Commonwealth Bank, First Heartland Capital, Inc., First Liberty National Bank, First Midwest Securities, First National Bank of Omaha, First Niagara Bank, First Tennessee Bank, First Tennessee Brokerage, Inc., First Western Securities, Inc., FNIC F.I.D. Div., Foothill Securities, Inc., Foresters Equity Services, Inc., Franklin Templeton Dist., Inc., Frost Brokerage Services Inc., FSC Securities Corporation, FSIC, Fulton Bank, Fulton Financial Corp., GBS Financial Corp., Geneos Wealth Management, Inc., Genworth Financial Securities Corp., Gold Coast Securities, Inc., Great American Advisors, Inc., Greylock Federal Credit Union, Gunnallen Financial, Inc., GWN Securities, Inc., H. Beck, Inc., H. D. Vest Investment Services, Hamilton Cavanaugh & Associates, Inc., Harbour Investments, Inc., Harris Investor Services, Inc., Harris Investors, Harvest Capital LLC, Hazlett, Burt & Watson, Inc., Hefren -- Tillotson / Masterplan, Hightower Securities LLC, Hornor, Townsend & Kent, Inc., HSBC Bank USA, National Association, HSBC Securities (USA) Inc., Huntington Valley Bank, Huntleigh Securities Corp., Independent Financial Group, LLC, Indiana Merchant Banking & Brok., Infinex Investment, Inc., ING Financial Advisors, LLC, ING Financial Partners, InterSecurities Inc., Intervest Inter. Equities Corp., INVEST Financial Corporation, INVEST / Johnson Bank, Investacorp, Inc., Investment Center, Inc., Investment Centers of America, Investment Professionals, Inc., Investors Capital Corp., Investors Security Co., Inc., J.J.B. Hilliard, W.L. Lyons LLC, J. P. Turner & Company, LLC, J.W. Cole Financial, Inc., Janney Montgomery Scott, Inc., Joseph Gunnar & Co. LLC, KeyBank, NA, Key Investment Services, LLC., Kinecta Credit Union, KMS Financial Services, Inc., Kovack Securities, Inc., KW Securities Corporation, L.O. Thomas & Company, LaSalle Street Securities, Inc., Leigh Baldwin & Co., LLC, Liberty Group, LLC, Lincoln Financial Advisors Corp., Lincoln Financial Securities, Lincoln Investment Planning, Inc., Linsco / Private Ledger / Bank Div., Long Island Financial Group. LPL Financial Corporation, LPL Financial Services, LSY, Inc., M Holdings Securities, Inc., M & T Bank, M & T Securities, Inc., Manufacturers Bank & Trust Co., MB Financial Bank, NA, Merrill Lynch Inc., MetLife Securities, Inc., MidAmerica Financial Services, Inc., Money Concepts Capital Corp., Morgan Keegan & Co., Inc., Morgan Keegan FID Division, Morgan Stanley & Co., Inc., Morgan Stanley Smith Barney, Multi-Financial Securities Corp., Multiple Financial Services, Inc., Mutual Securities, Inc., Mutual Service Corp., National Penn Investors Trust, National Planning Corporation, National Securities Corp., Navy Federal Brokerage Services, Navy Federal Credit Union, NBC Securities, Inc., New England Securities Corp., NewAlliance Investments, Inc., Newbridge Securities Corp., Nexity Financial Services, Inc., Next Financial Group, Inc., NFP Securities, Inc., North Ridge Securities Corp., Northeast Securities, Inc., Northwestern Mutual Inv. Services, NRP Financial, Inc., Nutmeg Securities, Ltd., nuVision Financial Federal CU, OFG Financial Services, Inc., Ohio National Equities, Inc., OneAmerica Securities, Inc., Oppenheimer & Co., Inc., Pacific West Securities, Inc., Park Avenue Securities, LLC, Peak Investment, Peoples Securities, Inc., Pershing, PlanMember Securities Corp., PNC Bank Corp., PNC Investments LLC, Poca Valley Bank, Inc., Premier America Credit Union, Prime Capital Services, Inc., PrimeVest Financial Services, Princor Financial Service Corp., ProEquities, Inc., Professional Asset Management, Inc., Prospera Financial Services, Purshe Kaplan Sterling Investment, Putnam Investments, QA3 Financial Corp., Questar Capital Corp., Raymond James Financial Services, Inc., Raymond James & Associates Inc., Raymond James FID Division, RBC Bank, RBC Capital Markets Corp., RBC Dain FID Division, RBS Citizens, NA, Regal Securities, Inc., Resource Horizons Group, LLC, Robert
W. Baird & Co., Inc., Rogan & Associates, Inc., Royal Alliance Associates, Inc., Sagepoint Financial, Inc., Sammons Securities Company LLC, Sanders Morris Harris, Inc., SchoolsFirst FCU, Scott & Stringfellow, Inc., Securian Financial Services, Securities America, Inc., Securities Service Network, Inc., Sigma Financial Corporation, Signature Bank, Signature Securities Group, SII Investments, Smith Barney, Smith Barney Bank Advisor, South Valley Wealth Management, Southwest Securities, Inc., Sovereign Bank, Spectrum Capital Inc., StellarOne Wealth Management, Stephens, Inc., Sterne Agee & Leach, inc., Stifel, Nicolaus & Co., Inc., Summit Brokerage Services Inc., Summitalliance Securities, Sunset Financial Services, Inc., SunTrust Investment Services, Inc., Susquehanna Bank, SWBC Investment Company, Symetra Investment Services, Inc., Synergy Investment Group, Synovus Securities, TD Ameritrade, Inc., TD Bancnorth, National Association, TFS Securities, Inc., The Golden 1 Credit Union, The Huntington Investment Co., The Winning Edge Financial Group, Thrasher & Company, Thurston, Springer, Miller, Herd, Tower Square Securities, Inc., Transamerica Financial Advisor, Triad Advisors, Inc., Triangle Securities LLC,

Trustmont Financial Group, Inc., UBS Financial Services, Inc., UMB Bank, NA, UMB Financial Services, Inc., Union Bank & Trust, Union Bank of California, NA, Union Savings Bank, UnionBanc Investment Services, United Bank, United Bank, Inc., United Brokerage Services, Inc., US Bancorp FID, US Bancorp Investments, US Bank, NA, UVest Financial Services Group, Inc., VALIC Financial Advisors, Inc., Valmark Securities, VanDerbilt Securities, LLC, VSR Financial Services, Inc., Wachovia ISG Platform, Waddell & Reed, Inc., Wall Street Financial Group, Walnut Street Securities, Inc., Waterstone Financial Group, Inc., Wedbush Morgan Securities, Inc., Wells Fargo Adv. Financial Network LLC, Wells Fargo Advisors, LLC, Wells Fargo Advisors, LLC ISG, Wells Fargo Ins. Services Inv. Adv., Wells Fargo Investments, Wells Federal Bank, WesBanco Bank, Inc., WesBanco Securities, Inc., Wescom Financial Services, Westamerica Bank, Western Federal Credit Union, Western International Securities, WFG Investments, Inc., Woodbury Financial Services, Inc., Workman Securities Corp. and WRP Investments, Inc.


                        PERFORMANCE RELATED INFORMATION

    The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.

TOTAL RETURN FOR ALL SUB-ACCOUNTS

    When a Sub-Account advertises its standardized total return, it will usually be calculated from the date of the inception of the Sub-Account for one, five and ten year periods or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period. To calculate standardized total return, Hartford uses a hypothetical initial premium payment of $1,000.00 and deducts for the Program and Administrative Charge, the highest possible Contingent Deferred Sales Charge and the Annual Maintenance Fee.

    The formula Hartford uses to calculate standardized total return is P(1+T) TO THE POWER OF n = ERV. In this calculation, "P" represents a hypothetical initial premium payment of $1,000.00, "T" represents the average annual total return, "n" represents the number of years and "ERV" represents the redeemable value at the end of the period.

    In addition to the standardized total return, the Sub-Account may advertise a non-standardized total return. These figures will usually be calculated from the date of inception of the underlying fund for one, five and ten year periods or other relevant periods. Non-standardized total return is measured in the same manner as the standardized total return described above, except that the Contingent Deferred Sales Charge and the Annual Maintenance Fee are not deducted. Therefore, non-standardized total return for a Sub-Account is higher than standardized total return for a Sub-Account.

YIELD FOR SUB-ACCOUNTS

    If applicable, the Sub-Accounts may advertise yield in addition to total return. At any time in the future, yields may be higher or lower than past yields and past performance is no indication of future performance.

    The standardized yield will be computed for periods beginning with the inception of the Sub-Account in the following manner. The net investment income per Accumulation Unit earned during a one-month period is divided by the Accumulation Unit value on the last day of the period. This figure reflects deductions for the Program and Administrative Charge and the Annual Maintenance Fee.

    The formula Hartford uses to calculate yield is YIELD = 2[(a - b/cd +1)6 - 1]. In this calculation, "a" represents the net investment income earned during the period by the underlying fund, "b" represents the expenses accrued for the period, "c" represents the average daily number of Accumulation Units outstanding during the period and "d" represents the maximum offering price per Accumulation Unit on the last day of the period.

MONEY MARKET SUB-ACCOUNTS

    At any time in the future, current and effective yields may be higher or lower than past yields and past performance is no indication of future performance.

    Current yield of a money market fund Sub-Account is calculated for a seven-day period or the "base period" without taking into consideration any realized or unrealized gains or losses on shares of the underlying fund. The first step in determining yield is to compute the base period return. Hartford takes a hypothetical account with a balance of one Accumulation Unit of the Sub-Account and calculates the net change in its value from the beginning of the base period to the end of the base period. Hartford then subtracts an amount equal to the total deductions for the Contract and then divides that number by the value of the account at the beginning of the base period. The result is the base period return or "BPR". Once the base period return is calculated, Hartford then multiplies it by 365/7 to compute the current yield. Current yield is calculated to the nearest hundredth of one percent.

    The formula for this calculation is YIELD = BPR x (365/7), where BPR = (A -
B)/C. "A" is equal to the net change in value of a hypothetical account with a balance of one Accumulation Unit of the Sub-Account from the beginning of the base period to the end of the base period. "B" is equal to the amount that Hartford deducts for the program and administrative charge, and the Annual Maintenance Fee. "C" represents the value of the Sub-Account at the beginning of the base period.

    Effective yield is also calculated using the base period return. The effective yield is calculated by adding 1 to the base period return and raising that result to a power equal to 365 divided by 7 and subtracting 1 from the result. The calculation Hartford uses is:

    EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1) TO THE POWER OF 365/7] - 1.

ADDITIONAL MATERIALS

    We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable arrangements, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contracts and the characteristics of and market for any alternatives.

PERFORMANCE COMPARISONS

    Each Sub-Account may from time to time include in advertisements the ranking of its performance figures compared with performance figures of other annuity contract's sub-accounts with the same investment objectives which are created by Lipper Analytical Services, Morningstar, Inc. or other recognized ranking services.

HV-4900

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

THE CONTRACT OWNERS OF
HARTFORD LIFE INSURANCE COMPANY SEPARATE ACCOUNT TWELVE
AND THE BOARD OF DIRECTORS OF HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------

We have audited the accompanying statements of assets and liabilities of each of the individual Sub-Accounts disclosed in Note 1 which comprise the Hartford Life Insurance Company Separate Account Twelve (the "Account") as of December 31, 2010, and the related statements of operations for each of the periods presented in the year then ended, the statements of changes in net assets for each of the periods presented in the two years then ended, and the financial highlights in
Note 6 for each of the periods presented in the five years then ended. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Account is not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of investments owned as of December 31, 2010. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the individual Sub-Accounts disclosed in Note 1 constituting the Hartford Life Insurance Company Separate Account Twelve as of December 31, 2010, the results of their operations for each of the periods presented in the year then ended, the changes in their net assets for each of the periods presented in the two years then ended, and the financial highlights in Note 6 for each of the periods presented in the five years then ended in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP
Hartford, Connecticut
March 30, 2011

SEPARATE ACCOUNT TWELVE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                         ALLIANCEBERNSTEIN     AMERICAN FUNDS
                                           INTERNATIONAL       THE GROWTH FUND
                                            VALUE FUND           OF AMERICA
                                          SUB-ACCOUNT (A)        SUB-ACCOUNT
--------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                                137                   4
                                              =======               =====
  Cost                                         $1,824                $114
                                              =======               =====
  Market Value                                 $1,868                $105
 Due from Hartford Life Insurance
  Company                                          --                  --
 Receivable from fund shares sold                  13                  --
 Other assets                                      --                  --
                                              -------               -----
 Total Assets                                   1,881                 105
                                              -------               -----
LIABILITIES:
 Due to Hartford Life Insurance
  Company                                          13                  --
 Payable for fund shares purchased                 --                  --
 Other liabilities                                 --                  --
                                              -------               -----
 Total Liabilities                                 13                  --
                                              -------               -----
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                                  $1,868                $105
                                              =======               =====

(a)  Funded as of February 5, 2010.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                  LIFEPATH 2020         LIFEPATH 2030         LIFEPATH 2040
                                    PORTFOLIO             PORTFOLIO             PORTFOLIO
                                   SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                      55,643                18,772                23,507
                                    ==========            ==========            ==========
  Cost                                $821,703              $323,653              $431,740
                                    ==========            ==========            ==========
  Market Value                        $842,436              $268,997              $398,918
 Due from Hartford Life
  Insurance Company                         --                    --                    --
 Receivable from fund shares
  sold                                   1,010                   279                   421
 Other assets                               --                    --                    --
                                    ----------            ----------            ----------
 Total Assets                          843,446               269,276               399,339
                                    ----------            ----------            ----------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                      1,010                   279                   421
 Payable for fund shares
  purchased                                 --                    --                    --
 Other liabilities                          --                    --                    --
                                    ----------            ----------            ----------
 Total Liabilities                       1,010                   279                   421
                                    ----------            ----------            ----------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $842,436              $268,997              $398,918
                                    ==========            ==========            ==========

                                      LIFEPATH            CALVERT SOCIAL       GOLDMAN SACHS
                                     RETIREMENT          INVESTMENT FUND          MID CAP
                                     PORTFOLIO           EQUITY PORTFOLIO       VALUE FUND
                                    SUB-ACCOUNT            SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------  ---------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                        99,593                  461                  64
                                    ============            =========             =======
  Cost                                  $988,470              $13,226              $1,941
                                    ============            =========             =======
  Market Value                        $1,066,646              $16,516              $2,305
 Due from Hartford Life
  Insurance Company                           --                   --                  --
 Receivable from fund shares
  sold                                       605                    9                   9
 Other assets                                 --                   --                  --
                                    ------------            ---------             -------
 Total Assets                          1,067,251               16,525               2,314
                                    ------------            ---------             -------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                          605                    9                   9
 Payable for fund shares
  purchased                                   --                   --                  --
 Other liabilities                            --                   --                  --
                                    ------------            ---------             -------
 Total Liabilities                           605                    9                   9
                                    ------------            ---------             -------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $1,066,646              $16,516              $2,305
                                    ============            =========             =======

SEPARATE ACCOUNT TWELVE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                    THE HARTFORD           THE HARTFORD
                                    DIVIDEND AND          INTERNATIONAL
                                    GROWTH FUND         OPPORTUNITIES FUND
                                    SUB-ACCOUNT            SUB-ACCOUNT
----------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                       31,331                  6,685
                                     ==========             ==========
  Cost                                 $602,607               $106,931
                                     ==========             ==========
  Market Value                         $595,339               $100,674
 Due from Hartford Life
  Insurance Company                          --                     --
 Receivable from fund shares
  sold                                    1,280                     69
 Other assets                                --                     --
                                     ----------             ----------
 Total Assets                           596,619                100,743
                                     ----------             ----------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                       1,280                     69
 Payable for fund shares
  purchased                                  --                     --
 Other liabilities                           --                     --
                                     ----------             ----------
 Total Liabilities                        1,280                     69
                                     ----------             ----------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                          $595,339               $100,674
                                     ==========             ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                   THE HARTFORD          THE HARTFORD
                                      SMALL                 GLOBAL            THE HARTFORD
                                   COMPANY FUND          HEALTH FUND           GROWTH FUND
                                   SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
----------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                      12,761                11,211                1,665
                                    ==========            ==========            =========
  Cost                                $232,682              $188,591              $24,586
                                    ==========            ==========            =========
  Market Value                        $246,535              $176,011              $29,125
 Due from Hartford Life
  Insurance Company                         --                    --                   --
 Receivable from fund shares
  sold                                     430                   430                   36
 Other assets                               --                    --                   --
                                    ----------            ----------            ---------
 Total Assets                          246,965               176,441               29,161
                                    ----------            ----------            ---------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                        430                   430                   36
 Payable for fund shares
  purchased                                 --                    --                   --
 Other liabilities                          --                    --                   --
                                    ----------            ----------            ---------
 Total Liabilities                         430                   430                   36
                                    ----------            ----------            ---------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $246,535              $176,011              $29,125
                                    ==========            ==========            =========

                                    THE HARTFORD             THE HARTFORD
                                       GROWTH                  CAPITAL              THE HARTFORD
                                 OPPORTUNITIES FUND       APPRECIATION FUND        ADVISERS FUND
                                     SUB-ACCOUNT             SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------  ---------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                        3,016                   15,256                 28,689
                                      =========               ==========             ==========
  Cost                                  $91,126                 $552,793               $430,668
                                      =========               ==========             ==========
  Market Value                          $80,749                 $528,316               $423,733
 Due from Hartford Life
  Insurance Company                          --                       --                     --
 Receivable from fund shares
  sold                                       52                      722                  2,005
 Other assets                                --                       --                     --
                                      ---------               ----------             ----------
 Total Assets                            80,801                  529,038                425,738
                                      ---------               ----------             ----------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                          52                      722                  2,005
 Payable for fund shares
  purchased                                  --                       --                     --
 Other liabilities                           --                       --                     --
                                      ---------               ----------             ----------
 Total Liabilities                           52                      722                  2,005
                                      ---------               ----------             ----------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                  $80,749                 $528,316               $423,733
                                      =========               ==========             ==========

SEPARATE ACCOUNT TWELVE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                    THE HARTFORD         THE HARTFORD
                                       MONEY               SMALLCAP
                                    MARKET FUND           GROWTH FUND
                                    SUB-ACCOUNT           SUB-ACCOUNT
-------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                      233,470                1,027
                                     ==========            =========
  Cost                                 $233,467              $26,325
                                     ==========            =========
  Market Value                         $233,467              $31,531
 Due from Hartford Life
  Insurance Company                          --                   --
 Receivable from fund shares
  sold                                      298                   27
 Other assets                                --                   --
                                     ----------            ---------
 Total Assets                           233,765               31,558
                                     ----------            ---------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                         298                   27
 Payable for fund shares
  purchased                                  --                   --
 Other liabilities                           --                   --
                                     ----------            ---------
 Total Liabilities                          298                   27
                                     ----------            ---------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                          $233,467              $31,531
                                     ==========            =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                 THE HARTFORD         LORD ABBETT             PIMCO
                                    GLOBAL             SMALL CAP              TOTAL
                                 RESEARCH FUND        BLEND FUND           RETURN FUND
                                  SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                      975                1,659                7,617
                                    =======            =========            =========
  Cost                               $8,545              $26,244              $82,358
                                    =======            =========            =========
  Market Value                       $9,728              $25,162              $82,644
 Due from Hartford Life
  Insurance Company                      --                   --                   --
 Receivable from fund shares
  sold                                   --                   22                   66
 Other assets                            --                   --                    5
                                    -------            ---------            ---------
 Total Assets                         9,728               25,184               82,715
                                    -------            ---------            ---------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                      --                   22                   66
 Payable for fund shares
  purchased                              --                   --                   --
 Other liabilities                       --                   --                   --
                                    -------            ---------            ---------
 Total Liabilities                       --                   22                   66
                                    -------            ---------            ---------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities               $9,728              $25,162              $82,649
                                    =======            =========            =========

                                                                               INVESCO
                                     VICTORY              INVESCO            VAN KAMPEN
                                   DIVERSIFIED          VAN KAMPEN           EQUITY AND
                                   STOCK FUND          COMSTOCK FUND         INCOME FUND
                                   SUB-ACCOUNT        SUB-ACCOUNT (B)      SUB-ACCOUNT (C)
-----------------------------  -------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                        856                3,091                2,023
                                    =========            =========            =========
  Cost                                $14,398              $47,270              $16,224
                                    =========            =========            =========
  Market Value                        $13,360              $48,627              $17,378
 Due from Hartford Life
  Insurance Company                        --                   --                   --
 Receivable from fund shares
  sold                                     27                   42                   16
 Other assets                              --                   --                   --
                                    ---------            ---------            ---------
 Total Assets                          13,387               48,669               17,394
                                    ---------            ---------            ---------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                        27                   42                   16
 Payable for fund shares
  purchased                                --                   --                   --
 Other liabilities                         --                   --                   --
                                    ---------            ---------            ---------
 Total Liabilities                         27                   42                   16
                                    ---------            ---------            ---------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $13,360              $48,627              $17,378
                                    =========            =========            =========

(b) Formerly Van Kampen Comstock Fund. Change effective June 1, 2010.

(c)  Formerly Van Kampen Equity and Income Fund. Change effective June 1, 2010.

SEPARATE ACCOUNT TWELVE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                                UNITS          MINIMUM            MAXIMUM
                                              OWNED BY           UNIT               UNIT        CONTRACT
                                            PARTICIPANTS     FAIR VALUE #       FAIR VALUE #   LIABILITY
----------------------------------------------------------------------------------------------------------
DEFERRED ANNUITY CONTRACTS IN THE
 ACCUMULATION PERIOD (BY SUB-ACCOUNT):
AllianceBernstein International Value
 Fund -- Class A                                   189          $7.479268   to    $13.660000        $1,868
American Funds The Growth Fund of
 America -- Class R-3                               10          10.271086   to     10.271086           105
LifePath 2020 Portfolio -- Class INVA           77,517          10.867728   to     10.867728       842,436
LifePath 2030 Portfolio -- Class INVA           25,911          10.381556   to     10.381556       268,997
LifePath 2040 Portfolio -- Class INVA           39,994           9.974513   to      9.974513       398,918
LifePath Retirement Portfolio -- Class
 INVA                                           91,669          10.710000   to     11.770560     1,066,646
Calvert Social Investment Fund Equity
 Portfolio -- Class A                            1,446          11.418372   to     11.418372        16,516
Goldman Sachs Mid Cap Value Fund --
 Class A                                            99          11.395570   to     35.900000         2,305
The Hartford Dividend and Growth Fund --
 Class A                                        42,327          13.852075   to     19.000000       595,339
The Hartford International Opportunities
 Fund -- Class A                                 8,661          11.613666   to     15.060000       100,674
The Hartford Small Company Fund -- Class
 A                                              16,453          14.745678   to     19.320000       246,535
The Hartford Global Health Fund -- Class
 A                                              13,700          12.847386   to     12.847386       176,011
The Hartford Growth Fund -- Class A              2,782          10.468569   to     10.468569        29,125
The Hartford Growth Opportunities Fund
 -- Class A                                      7,609          10.612310   to     10.612310        80,749
The Hartford Capital Appreciation Fund
 -- Class A                                     32,221          14.735171   to     34.630000       528,316
The Hartford Advisers Fund -- Class A           33,916          12.413183   to     14.770000       423,733
The Hartford Money Market Fund -- Class
 A                                              57,042           1.000000   to     10.994497       233,467
The Hartford SmallCap Growth Fund --
 Class A                                         2,817          10.417131   to     30.690000        31,531
The Hartford Global Research Fund --
 Class A                                           975           9.980000   to      9.980000         9,728
Lord Abbett Small Cap Blend Fund --
 Class A                                         2,571           9.666704   to     15.170000        25,162
PIMCO Total Return Fund -- Class A               5,882          10.850000   to     14.194094        82,649
Victory Diversified Stock Fund -- Class
 A                                               1,274          10.487952   to     10.487952        13,360
Invesco Van Kampen Comstock Fund --
 Class A                                         4,784          10.165031   to     10.165031        48,627
Invesco Van Kampen Equity and Income
 Fund -- Class A                                 1,513          11.486684   to     11.486684        17,378

#  Rounded unit values

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                      [This page intentionally left blank]

SEPARATE ACCOUNT TWELVE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                  ALLIANCEBERNSTEIN       AMERICAN FUNDS
                                    INTERNATIONAL        THE GROWTH FUND
                                     VALUE FUND             OF AMERICA
                                   SUB-ACCOUNT (A)         SUB-ACCOUNT
---------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                $26                    $1
                                        -----                  ----
EXPENSE:
 Program and administrative
  charges                                  (3)                   --
                                        -----                  ----
  Net investment income (loss)             23                     1
                                        -----                  ----
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   (26)                   --
 Net realized gain on
  distributions                            --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year              44                    11
                                        -----                  ----
  Net gain (loss) on
   investments                             18                    11
                                        -----                  ----
  Net increase (decrease) in
   net assets resulting from
   operations                             $41                   $12
                                        =====                  ====

(a)  Funded as of February 5, 2010.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                  LIFEPATH 2020        LIFEPATH 2030        LIFEPATH 2040
                                    PORTFOLIO            PORTFOLIO            PORTFOLIO
                                   SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
--------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                            $14,116               $3,920               $5,507
                                    ---------            ---------            ---------
EXPENSE:
 Program and administrative
  charges                              (4,168)              (1,268)              (1,787)
                                    ---------            ---------            ---------
  Net investment income
   (loss)                               9,948                2,652                3,720
                                    ---------            ---------            ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 8,389                  843                  127
 Net realized gain on
  distributions                            --                   --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          62,772               23,277               38,159
                                    ---------            ---------            ---------
  Net gain (loss) on
   investments                         71,161               24,120               38,286
                                    ---------            ---------            ---------
  Net increase (decrease) in
   net assets resulting from
   operations                         $81,109              $26,772              $42,006
                                    =========            =========            =========

                                    LIFEPATH          CALVERT SOCIAL       GOLDMAN SACHS
                                   RETIREMENT         INVESTMENT FUND         MID CAP
                                    PORTFOLIO        EQUITY PORTFOLIO       VALUE FUND
                                   SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------  -----------------------------------------------------------
INVESTMENT INCOME:
 Dividends                            $18,976                $ --                 $8
                                    ---------             -------              -----
EXPENSE:
 Program and administrative
  charges                              (4,268)                (68)                (1)
                                    ---------             -------              -----
  Net investment income
   (loss)                              14,708                 (70)                 7
                                    ---------             -------              -----
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                    28                 (19)               (12)
 Net realized gain on
  distributions                         2,144                  --                 --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          63,967               2,603                352
                                    ---------             -------              -----
  Net gain (loss) on
   investments                         66,139               2,584                340
                                    ---------             -------              -----
  Net increase (decrease) in
   net assets resulting from
   operations                         $80,847              $2,516               $347
                                    =========             =======              =====

SEPARATE ACCOUNT TWELVE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                   THE HARTFORD           THE HARTFORD
                                   DIVIDEND AND           INTERNATIONAL
                                    GROWTH FUND        OPPORTUNITIES FUND
                                    SUB-ACCOUNT            SUB-ACCOUNT
----------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $7,216                   $575
                                     ---------              ---------
EXPENSE:
 Program and administrative
  charges                               (2,391)                  (434)
                                     ---------              ---------
  Net investment income (loss)           4,825                    141
                                     ---------              ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  2,931                    623
 Net realized gain on
  distributions                             --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           56,018                 12,185
                                     ---------              ---------
  Net gain (loss) on
   investments                          58,949                 12,808
                                     ---------              ---------
  Net increase (decrease) in
   net assets resulting from
   operations                          $63,774                $12,949
                                     =========              =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                  THE HARTFORD         THE HARTFORD
                                      SMALL               GLOBAL           THE HARTFORD
                                  COMPANY FUND          HEALTH FUND         GROWTH FUND
                                   SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT
------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $ --                 $ --               $ --
                                    ---------            ---------            -------
EXPENSE:
 Program and administrative
  charges                                (837)                (810)              (125)
                                    ---------            ---------            -------
  Net investment income
   (loss)                                (837)                (810)              (125)
                                    ---------            ---------            -------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   (89)              (1,457)               (36)
 Net realized gain on
  distributions                            --                   --                 --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          42,815               13,001              4,618
                                    ---------            ---------            -------
  Net gain (loss) on
   investments                         42,726               11,544              4,582
                                    ---------            ---------            -------
  Net increase (decrease) in
   net assets resulting from
   operations                         $41,889              $10,734             $4,457
                                    =========            =========            =======

                                    THE HARTFORD            THE HARTFORD
                                       GROWTH                  CAPITAL            THE HARTFORD
                                 OPPORTUNITIES FUND       APPRECIATION FUND       ADVISERS FUND
                                     SUB-ACCOUNT             SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------  -------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                 $ --                    $ --                $4,544
                                      ---------               ---------             ---------
EXPENSE:
 Program and administrative
  charges                                  (361)                 (1,861)               (1,694)
                                      ---------               ---------             ---------
  Net investment income
   (loss)                                  (361)                 (1,861)                2,850
                                      ---------               ---------             ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                    (191)                  1,694                 1,251
 Net realized gain on
  distributions                              --                      --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            11,720                  59,491                37,171
                                      ---------               ---------             ---------
  Net gain (loss) on
   investments                           11,529                  61,185                38,422
                                      ---------               ---------             ---------
  Net increase (decrease) in
   net assets resulting from
   operations                           $11,168                 $59,324               $41,272
                                      =========               =========             =========

SEPARATE ACCOUNT TWELVE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                   THE HARTFORD       THE HARTFORD
                                      MONEY             SMALLCAP
                                   MARKET FUND         GROWTH FUND
                                   SUB-ACCOUNT         SUB-ACCOUNT
---------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $ --               $ --
                                     --------            -------
EXPENSE:
 Program and administrative
  charges                              (1,045)              (119)
                                     --------            -------
  Net investment income (loss)         (1,045)              (119)
                                     --------            -------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                    --                210
 Net realized gain on
  distributions                            --                 --
 Net unrealized appreciation
  (depreciation) of
  investments during the year              --              7,541
                                     --------            -------
  Net gain (loss) on
   investments                             --              7,751
                                     --------            -------
  Net increase (decrease) in
   net assets resulting from
   operations                         $(1,045)            $7,632
                                     ========            =======

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                 THE HARTFORD        LORD ABBETT           PIMCO
                                    GLOBAL            SMALL CAP            TOTAL
                                 RESEARCH FUND       BLEND FUND         RETURN FUND
                                  SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT
--------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $50               $ --             $1,809
                                    -------            -------            -------
EXPENSE:
 Program and administrative
  charges                                --               (105)              (326)
                                    -------            -------            -------
  Net investment income
   (loss)                                50               (105)             1,483
                                    -------            -------            -------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  --                 (8)                --
 Net realized gain on
  distributions                          --                 --              3,885
 Net unrealized appreciation
  (depreciation) of
  investments during the year         1,048              2,869               (968)
                                    -------            -------            -------
  Net gain (loss) on
   investments                        1,048              2,861              2,917
                                    -------            -------            -------
  Net increase (decrease) in
   net assets resulting from
   operations                        $1,098             $2,756             $4,400
                                    =======            =======            =======

                                                                             INVESCO
                                    VICTORY             INVESCO            VAN KAMPEN
                                  DIVERSIFIED         VAN KAMPEN           EQUITY AND
                                  STOCK FUND         COMSTOCK FUND         INCOME FUND
                                  SUB-ACCOUNT       SUB-ACCOUNT (B)      SUB-ACCOUNT (C)
-----------------------------  -----------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $114                $674                 $276
                                    -------             -------              -------
EXPENSE:
 Program and administrative
  charges                               (57)               (228)                 (68)
                                    -------             -------              -------
  Net investment income
   (loss)                                57                 446                  208
                                    -------             -------              -------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 (12)               (361)                 (51)
 Net realized gain on
  distributions                          --                  --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year         1,348               5,857                1,716
                                    -------             -------              -------
  Net gain (loss) on
   investments                        1,336               5,496                1,665
                                    -------             -------              -------
  Net increase (decrease) in
   net assets resulting from
   operations                        $1,393              $5,942               $1,873
                                    =======             =======              =======

(b) Formerly Van Kampen Comstock Fund. Change effective June 1, 2010.

(c)  Formerly Van Kampen Equity and Income Fund. Change effective June 1, 2010.

SEPARATE ACCOUNT TWELVE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                 ALLIANCEBERNSTEIN     AMERICAN FUNDS
                                   INTERNATIONAL       THE GROWTH FUND
                                    VALUE FUND           OF AMERICA
                                  SUB-ACCOUNT (A)        SUB-ACCOUNT
------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $23                  $1
 Net realized gain (loss) on
  security transactions                   (26)                 --
 Net realized gain on
  distributions                            --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year              44                  11
                                      -------               -----
 Net increase (decrease) in
  net assets resulting from
  operations                               41                  12
                                      -------               -----
UNIT TRANSACTIONS:
 Purchases                              1,439                  --
 Net transfers                            615                  --
 Surrenders for benefit
  payments and fees                      (227)                 (2)
                                      -------               -----
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     1,827                  (2)
                                      -------               -----
 Net increase (decrease) in
  net assets                            1,868                  10
NET ASSETS:
 Beginning of year                         --                  95
                                      -------               -----
 End of year                           $1,868                $105
                                      =======               =====

(a)  Funded as of February 5, 2010.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                  LIFEPATH 2020         LIFEPATH 2030         LIFEPATH 2040
                                    PORTFOLIO             PORTFOLIO             PORTFOLIO
                                   SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $9,948                $2,652                $3,720
 Net realized gain (loss) on
  security transactions                  8,389                   843                   127
 Net realized gain on
  distributions                             --                    --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           62,772                23,277                38,159
                                    ----------            ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                            81,109                26,772                42,006
                                    ----------            ----------            ----------
UNIT TRANSACTIONS:
 Purchases                              26,499                 7,780                15,172
 Net transfers                          (9,940)                1,490                 8,084
 Surrenders for benefit
  payments and fees                    (86,034)              (19,211)              (11,030)
                                    ----------            ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (69,475)               (9,941)               12,226
                                    ----------            ----------            ----------
 Net increase (decrease) in
  net assets                            11,634                16,831                54,232
NET ASSETS:
 Beginning of year                     830,802               252,166               344,686
                                    ----------            ----------            ----------
 End of year                          $842,436              $268,997              $398,918
                                    ==========            ==========            ==========

                                      LIFEPATH           CALVERT SOCIAL       GOLDMAN SACHS
                                     RETIREMENT          INVESTMENT FUND         MID CAP
                                     PORTFOLIO          EQUITY PORTFOLIO       VALUE FUND
                                    SUB-ACCOUNT            SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $14,708                 $(68)                $7
 Net realized gain (loss) on
  security transactions                       28                  (19)               (12)
 Net realized gain on
  distributions                            2,144                   --                 --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             63,967                2,603                352
                                    ------------            ---------            -------
 Net increase (decrease) in
  net assets resulting from
  operations                              80,847                2,516                347
                                    ------------            ---------            -------
UNIT TRANSACTIONS:
 Purchases                               304,385                7,122              1,554
 Net transfers                           (24,427)                  --                 16
 Surrenders for benefit
  payments and fees                      (72,186)              (1,014)              (425)
                                    ------------            ---------            -------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      207,772                6,108              1,145
                                    ------------            ---------            -------
 Net increase (decrease) in
  net assets                             288,619                8,624              1,492
NET ASSETS:
 Beginning of year                       778,027                7,892                813
                                    ------------            ---------            -------
 End of year                          $1,066,646              $16,516             $2,305
                                    ============            =========            =======

SEPARATE ACCOUNT TWELVE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                    THE HARTFORD           THE HARTFORD
                                    DIVIDEND AND          INTERNATIONAL
                                    GROWTH FUND         OPPORTUNITIES FUND
                                    SUB-ACCOUNT            SUB-ACCOUNT
----------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $4,825                   $141
 Net realized gain (loss) on
  security transactions                   2,931                    623
 Net realized gain on
  distributions                              --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            56,018                 12,185
                                     ----------             ----------
 Net increase (decrease) in
  net assets resulting from
  operations                             63,774                 12,949
                                     ----------             ----------
UNIT TRANSACTIONS:
 Purchases                              118,657                 13,109
 Net transfers                            6,892                  2,592
 Surrenders for benefit
  payments and fees                     (81,297)                (5,679)
                                     ----------             ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      44,252                 10,022
                                     ----------             ----------
 Net increase (decrease) in
  net assets                            108,026                 22,971
NET ASSETS:
 Beginning of year                      487,313                 77,703
                                     ----------             ----------
 End of year                           $595,339               $100,674
                                     ==========             ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                   THE HARTFORD          THE HARTFORD
                                      SMALL                 GLOBAL            THE HARTFORD
                                   COMPANY FUND          HEALTH FUND           GROWTH FUND
                                   SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
----------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(837)                $(810)               $(125)
 Net realized gain (loss) on
  security transactions                    (89)               (1,457)                 (36)
 Net realized gain on
  distributions                             --                    --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           42,815                13,001                4,618
                                    ----------            ----------            ---------
 Net increase (decrease) in
  net assets resulting from
  operations                            41,889                10,734                4,457
                                    ----------            ----------            ---------
UNIT TRANSACTIONS:
 Purchases                              47,488                33,409                1,880
 Net transfers                          19,523                   749                1,211
 Surrenders for benefit
  payments and fees                     (4,003)              (36,792)              (2,541)
                                    ----------            ----------            ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     63,008                (2,634)                 550
                                    ----------            ----------            ---------
 Net increase (decrease) in
  net assets                           104,897                 8,100                5,007
NET ASSETS:
 Beginning of year                     141,638               167,911               24,118
                                    ----------            ----------            ---------
 End of year                          $246,535              $176,011              $29,125
                                    ==========            ==========            =========

                                    THE HARTFORD             THE HARTFORD
                                       GROWTH                  CAPITAL              THE HARTFORD
                                 OPPORTUNITIES FUND       APPRECIATION FUND        ADVISERS FUND
                                     SUB-ACCOUNT             SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------  ---------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $(361)                 $(1,861)                $2,850
 Net realized gain (loss) on
  security transactions                    (191)                   1,694                  1,251
 Net realized gain on
  distributions                              --                       --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            11,720                   59,491                 37,171
                                      ---------               ----------             ----------
 Net increase (decrease) in
  net assets resulting from
  operations                             11,168                   59,324                 41,272
                                      ---------               ----------             ----------
UNIT TRANSACTIONS:
 Purchases                                  998                   82,328                122,573
 Net transfers                           (1,435)                  29,837                  2,993
 Surrenders for benefit
  payments and fees                      (2,196)                 (61,787)               (59,776)
                                      ---------               ----------             ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      (2,633)                  50,378                 65,790
                                      ---------               ----------             ----------
 Net increase (decrease) in
  net assets                              8,535                  109,702                107,062
NET ASSETS:
 Beginning of year                       72,214                  418,614                316,671
                                      ---------               ----------             ----------
 End of year                            $80,749                 $528,316               $423,733
                                      =========               ==========             ==========

SEPARATE ACCOUNT TWELVE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                    THE HARTFORD         THE HARTFORD
                                       MONEY               SMALLCAP
                                    MARKET FUND           GROWTH FUND
                                    SUB-ACCOUNT           SUB-ACCOUNT
-------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(1,045)               $(119)
 Net realized gain (loss) on
  security transactions                      --                  210
 Net realized gain on
  distributions                              --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year                --                7,541
                                     ----------            ---------
 Net increase (decrease) in
  net assets resulting from
  operations                             (1,045)               7,632
                                     ----------            ---------
UNIT TRANSACTIONS:
 Purchases                               76,867                  983
 Net transfers                          (53,823)               2,569
 Surrenders for benefit
  payments and fees                     (24,425)              (4,948)
                                     ----------            ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      (1,381)              (1,396)
                                     ----------            ---------
 Net increase (decrease) in
  net assets                             (2,426)               6,236
NET ASSETS:
 Beginning of year                      235,893               25,295
                                     ----------            ---------
 End of year                           $233,467              $31,531
                                     ==========            =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                 THE HARTFORD         LORD ABBETT             PIMCO
                                    GLOBAL             SMALL CAP              TOTAL
                                 RESEARCH FUND        BLEND FUND           RETURN FUND
                                  SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $50                $(105)              $1,483
 Net realized gain (loss) on
  security transactions                  --                   (8)                  --
 Net realized gain on
  distributions                          --                   --                3,885
 Net unrealized appreciation
  (depreciation) of
  investments during the year         1,048                2,869                 (968)
                                    -------            ---------            ---------
 Net increase (decrease) in
  net assets resulting from
  operations                          1,098                2,756                4,400
                                    -------            ---------            ---------
UNIT TRANSACTIONS:
 Purchases                               --                1,654               10,276
 Net transfers                        2,037                2,535               36,088
 Surrenders for benefit
  payments and fees                      --                  (83)                (213)
                                    -------            ---------            ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                   2,037                4,106               46,151
                                    -------            ---------            ---------
 Net increase (decrease) in
  net assets                          3,135                6,862               50,551
NET ASSETS:
 Beginning of year                    6,593               18,300               32,098
                                    -------            ---------            ---------
 End of year                         $9,728              $25,162              $82,649
                                    =======            =========            =========

                                                                               INVESCO
                                     VICTORY              INVESCO            VAN KAMPEN
                                   DIVERSIFIED          VAN KAMPEN           EQUITY AND
                                   STOCK FUND          COMSTOCK FUND         INCOME FUND
                                   SUB-ACCOUNT        SUB-ACCOUNT (B)      SUB-ACCOUNT (C)
-----------------------------  -------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $57                 $446                 $208
 Net realized gain (loss) on
  security transactions                   (12)                (361)                 (51)
 Net realized gain on
  distributions                            --                   --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           1,348                5,857                1,716
                                    ---------            ---------            ---------
 Net increase (decrease) in
  net assets resulting from
  operations                            1,393                5,942                1,873
                                    ---------            ---------            ---------
UNIT TRANSACTIONS:
 Purchases                                485                1,270               10,339
 Net transfers                            788                6,476                   --
 Surrenders for benefit
  payments and fees                      (164)              (6,237)                (605)
                                    ---------            ---------            ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     1,109                1,509                9,734
                                    ---------            ---------            ---------
 Net increase (decrease) in
  net assets                            2,502                7,451               11,607
NET ASSETS:
 Beginning of year                     10,858               41,176                5,771
                                    ---------            ---------            ---------
 End of year                          $13,360              $48,627              $17,378
                                    =========            =========            =========

(b) Formerly Van Kampen Comstock Fund. Change effective June 1, 2010.

(c)  Formerly Van Kampen Equity and Income Fund. Change effective June 1, 2010.

SEPARATE ACCOUNT TWELVE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                   AMERICAN FUNDS
                                  THE GROWTH FUND        LIFEPATH 2020
                                     OF AMERICA            PORTFOLIO
                                    SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $1                  $17,231
 Net realized gain (loss) on
  security transactions                   --                   (3,210)
 Net realized gain on
  distributions                           --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             24                  127,235
                                        ----               ----------
 Net increase (decrease) in
  net assets resulting from
  operations                              25                  141,256
                                        ----               ----------
UNIT TRANSACTIONS:
 Purchases                                --                  281,247
 Net transfers                            --                  (17,235)
 Surrenders for benefit
  payments and fees                       (1)                 (30,724)
                                        ----               ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                       (1)                 233,288
                                        ----               ----------
 Net increase (decrease) in
  net assets                              24                  374,544
NET ASSETS:
 Beginning of year                        71                  456,258
                                        ----               ----------
 End of year                             $95                 $830,802
                                        ====               ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                 LIFEPATH
                                  LIFEPATH 2030         LIFEPATH 2040           RETIREMENT
                                    PORTFOLIO             PORTFOLIO             PORTFOLIO
                                   SUB-ACCOUNT           SUB-ACCOUNT         SUB-ACCOUNT (A)
-----------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $5,207                $5,847               $16,893
 Net realized gain (loss) on
  security transactions                    192                (6,038)               (3,165)
 Net realized gain on
  distributions                             --                    --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           44,964                70,631                93,661
                                    ----------            ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                            50,363                70,440               107,389
                                    ----------            ----------            ----------
UNIT TRANSACTIONS:
 Purchases                              14,486                58,927               222,047
 Net transfers                           6,635               (10,383)              (33,368)
 Surrenders for benefit
  payments and fees                    (19,698)               (3,471)              (36,125)
                                    ----------            ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      1,423                45,073               152,554
                                    ----------            ----------            ----------
 Net increase (decrease) in
  net assets                            51,786               115,513               259,943
NET ASSETS:
 Beginning of year                     200,380               229,173               518,084
                                    ----------            ----------            ----------
 End of year                          $252,166              $344,686              $778,027
                                    ==========            ==========            ==========

                                 CALVERT SOCIAL        GOLDMAN SACHS         THE HARTFORD
                                 INVESTMENT FUND          MID CAP            DIVIDEND AND
                                EQUITY PORTFOLIO        VALUE FUND            GROWTH FUND
                                   SUB-ACCOUNT        SUB-ACCOUNT (B)       SUB-ACCOUNT (C)
-----------------------------  ---------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(14)                 $8                   $5,435
 Net realized gain (loss) on
  security transactions                  199                  --                  (61,995)
 Net realized gain on
  distributions                           --                  --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          1,495                  12                  182,175
                                     -------               -----              -----------
 Net increase (decrease) in
  net assets resulting from
  operations                           1,680                  20                  125,615
                                     -------               -----              -----------
UNIT TRANSACTIONS:
 Purchases                             1,216                  75                   91,176
 Net transfers                         3,548                 718                   98,910
 Surrenders for benefit
  payments and fees                      (11)                 --                 (342,977)
                                     -------               -----              -----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    4,753                 793                 (152,891)
                                     -------               -----              -----------
 Net increase (decrease) in
  net assets                           6,433                 813                  (27,276)
NET ASSETS:
 Beginning of year                     1,459                  --                  514,589
                                     -------               -----              -----------
 End of year                          $7,892                $813                 $487,313
                                     =======               =====              ===========

(a) Effective November 20, 2009, LifePath 2010 Portfolio merged with LifePath Retirement Portfolio.

(b) Funded as of November 17, 2009.

(c) Effective October 2, 2009, The Hartford Stock Fund merged with The Hartford Dividend & Growth Fund.

SEPARATE ACCOUNT TWELVE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                     THE HARTFORD            THE HARTFORD
                                     INTERNATIONAL               SMALL
                                  OPPORTUNITIES FUND         COMPANY FUND
                                      SUB-ACCOUNT             SUB-ACCOUNT
------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)               $118                    $(771)
 Net realized gain (loss) on
  security transactions                     (241)                 (32,166)
 Net realized gain on
  distributions                               --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             18,772                   71,209
                                       ---------              -----------
 Net increase (decrease) in
  net assets resulting from
  operations                              18,649                   38,272
                                       ---------              -----------
UNIT TRANSACTIONS:
 Purchases                                20,002                   33,586
 Net transfers                            (7,112)                 (10,874)
 Surrenders for benefit
  payments and fees                         (810)                (102,282)
                                       ---------              -----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                       12,080                  (79,570)
                                       ---------              -----------
 Net increase (decrease) in
  net assets                              30,729                  (41,298)
NET ASSETS:
 Beginning of year                        46,974                  182,936
                                       ---------              -----------
 End of year                             $77,703                 $141,638
                                       =========              ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                   THE HARTFORD                               THE HARTFORD
                                      GLOBAL            THE HARTFORD             GROWTH
                                   HEALTH FUND           GROWTH FUND       OPPORTUNITIES FUND
                                   SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(894)                $(77)                $(280)
 Net realized gain (loss) on
  security transactions                (27,888)                 (95)               (2,624)
 Net realized gain on
  distributions                             --                   --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           59,385                5,125                16,892
                                    ----------            ---------             ---------
 Net increase (decrease) in
  net assets resulting from
  operations                            30,603                4,953                13,988
                                    ----------            ---------             ---------
UNIT TRANSACTIONS:
 Purchases                              27,918                3,113                15,585
 Net transfers                         (22,194)               8,537               (11,922)
 Surrenders for benefit
  payments and fees                    (83,911)                (161)                 (313)
                                    ----------            ---------             ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (78,187)              11,489                 3,350
                                    ----------            ---------             ---------
 Net increase (decrease) in
  net assets                           (47,584)              16,442                17,338
NET ASSETS:
 Beginning of year                     215,495                7,676                54,876
                                    ----------            ---------             ---------
 End of year                          $167,911              $24,118               $72,214
                                    ==========            =========             =========

                                   THE HARTFORD                                  THE HARTFORD
                                      CAPITAL             THE HARTFORD              MONEY
                                 APPRECIATION FUND        ADVISERS FUND          MARKET FUND
                                    SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(1,605)                $7,023                 $(813)
 Net realized gain (loss) on
  security transactions                 (70,805)              (206,964)                   --
 Net realized gain on
  distributions                              --                     --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           207,039                325,598                    --
                                    -----------            -----------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                            134,629                125,657                  (813)
                                    -----------            -----------            ----------
UNIT TRANSACTIONS:
 Purchases                               68,563                116,367                70,190
 Net transfers                          (15,079)               (23,762)               28,229
 Surrenders for benefit
  payments and fees                    (146,081)              (628,370)              (58,786)
                                    -----------            -----------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (92,597)              (535,765)               39,633
                                    -----------            -----------            ----------
 Net increase (decrease) in
  net assets                             42,032               (410,108)               38,820
NET ASSETS:
 Beginning of year                      376,582                726,779               197,073
                                    -----------            -----------            ----------
 End of year                           $418,614               $316,671              $235,893
                                    ===========            ===========            ==========

SEPARATE ACCOUNT TWELVE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                             THE HARTFORD            THE HARTFORD
                                               SMALLCAP                 GLOBAL
                                              GROWTH FUND            RESEARCH FUND
                                              SUB-ACCOUNT        SUB-ACCOUNT (D)(E)(F)
----------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                       $(76)                   $(227)
 Net realized gain (loss) on security
  transactions                                         9                  (55,317)
 Net realized gain on distributions                   --                       --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                         5,197                   84,107
                                               ---------              -----------
 Net increase (decrease) in net assets
  resulting from operations                        5,130                   28,563
                                               ---------              -----------
UNIT TRANSACTIONS:
 Purchases                                         3,737                    9,611
 Net transfers                                     7,198                 (164,522)
 Surrenders for benefit payments and
  fees                                               (48)                  (1,165)
                                               ---------              -----------
 Net increase (decrease) in net assets
  resulting from unit transactions                10,887                 (156,076)
                                               ---------              -----------
 Net increase (decrease) in net assets            16,017                 (127,513)
NET ASSETS:
 Beginning of year                                 9,278                  134,106
                                               ---------              -----------
 End of year                                     $25,295                   $6,593
                                               =========              ===========

(d) From inception May 19, 2009 to December 31, 2009.

(e) Effective August 28, 2009, The Hartford Global Technology Fund merged with The Hartford Global Equity Fund.

(f)  Formerly Hartford Global Equity Fund. Change effective December 11, 2009.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                         LORD ABBETT           PIMCO             VICTORY
                                          SMALL CAP            TOTAL           DIVERSIFIED
                                         BLEND FUND         RETURN FUND        STOCK FUND
                                         SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT
---------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                  $(76)            $1,239                $47
 Net realized gain (loss) on
  security transactions                          11                 (3)             1,047
 Net realized gain on distributions              --                325                 --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                             3,738              1,675              2,111
                                          ---------          ---------          ---------
 Net increase (decrease) in net
  assets resulting from operations            3,673              3,236              3,205
                                          ---------          ---------          ---------
UNIT TRANSACTIONS:
 Purchases                                    5,356              5,048              2,791
 Net transfers                               (3,229)             6,948             (5,386)
 Surrenders for benefit payments and
  fees                                         (284)              (111)              (175)
                                          ---------          ---------          ---------
 Net increase (decrease) in net
  assets resulting from unit
  transactions                                1,843             11,885             (2,770)
                                          ---------          ---------          ---------
 Net increase (decrease) in net
  assets                                      5,516             15,121                435
NET ASSETS:
 Beginning of year                           12,784             16,977             10,423
                                          ---------          ---------          ---------
 End of year                                $18,300            $32,098            $10,858
                                          =========          =========          =========

                                                           VAN KAMPEN
                                         VAN KAMPEN        EQUITY AND
                                        COMSTOCK FUND      INCOME FUND
                                         SUB-ACCOUNT       SUB-ACCOUNT
------------------------------------  ----------------------------------
OPERATIONS:
 Net investment income (loss)                  $302              $86
 Net realized gain (loss) on
  security transactions                          42              128
 Net realized gain on distributions              --               --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                             8,703            1,072
                                          ---------          -------
 Net increase (decrease) in net
  assets resulting from operations            9,047            1,286
                                          ---------          -------
UNIT TRANSACTIONS:
 Purchases                                    9,641            1,691
 Net transfers                                3,206             (784)
 Surrenders for benefit payments and
  fees                                         (152)             (20)
                                          ---------          -------
 Net increase (decrease) in net
  assets resulting from unit
  transactions                               12,695              887
                                          ---------          -------
 Net increase (decrease) in net
  assets                                     21,742            2,173
NET ASSETS:
 Beginning of year                           19,434            3,598
                                          ---------          -------
 End of year                                $41,176           $5,771
                                          =========          =======

SEPARATE ACCOUNT TWELVE

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS

-------------------------------------------------------------------------------

1.     ORGANIZATION:

    Separate Account Twelve (the "Account") is a separate investment account within Hartford Life Insurance Company (the "Company") and is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The variable annuity contract owners of the Company direct their deposits into various investment options (the "Sub-Accounts") within the account.

    The Account is comprised of the following Sub-Accounts: AllianceBernstein International Value Fund, American Funds The Growth Fund of America, LifePath 2020 Portfolio, LifePath 2030 Portfolio, LifePath 2040 Portfolio, LifePath Retirement Portfolio, Calvert Social Investment Fund Equity Portfolio, Goldman Sachs Mid Cap Value Fund, The Hartford Dividend and Growth Fund, The Hartford International Opportunities Fund, The Hartford Small Company Fund, The Hartford Global Health Fund, The Hartford Growth Fund, The Hartford Growth Opportunities Fund, The Hartford Capital Appreciation Fund, The Hartford Advisers Fund, The Hartford Money Market Fund, The Hartford SmallCap Growth Fund, The Hartford Global Research Fund, Lord Abbett Small Cap Blend Fund, PIMCO Total Return Fund, Victory Diversified Stock Fund, Invesco Van Kampen Comstock Fund (formerly Van Kampen Comstock Fund), and Invesco Van Kampen Equity and Income Fund (formerly Van Kampen Equity and Income Fund). The Sub-Accounts are invested in mutual funds (the "Funds") of the same name.

2.     SIGNIFICANT ACCOUNTING POLICIES:

    The following is a summary of significant accounting policies of the Account, which are in accordance with accounting principles generally accepted in the United States of America:

       a) SECURITY TRANSACTIONS -- Security transactions are recorded on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sales of securities are computed using the last in, first out method. Dividend income is either accrued daily or as of the ex-dividend date based upon the fund. Net realized gain on distributions income is accrued as of the ex-dividend date. Net realized gain on distributions income represents dividends from the Funds, which are characterized as capital gains under tax regulations.

       b) UNIT TRANSACTIONS -- Unit transactions are executed based on the unit values calculated at the close of the business day.

       c) FEDERAL INCOME TAXES -- The operations of the Account form a part of, and are taxed with, the total operations of the Company, which is taxed as an insurance company under the Internal Revenue Code (IRC). Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to the Account for federal income taxes. The Company will review periodically the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.

       d) USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. The most significant estimate is fair value measurements. Actual results could vary from the amounts derived from management's estimates.

       e) SUBSEQUENT EVENTS -- Management has evaluated events subsequent to December 31, 2010 through the issuance date of the Account's financial statements, noting there are no subsequent events requiring accounting or disclosure.

       f) FAIR VALUE MEASUREMENTS -- The Account's investments are carried at fair value in the Account's financial statements. The investments in shares of the Funds are valued at the closing net asset value as determined by the appropriate Fund, which in turn value their investment securities at fair value, as of December 31, 2010.

       For financial instruments that are carried at fair value a hierarchy is used to place the instruments into three broad levels (Level 1, 2, and 3) by prioritizing the inputs in the valuation techniques used to measure fair value.

       LEVEL 1: Observable inputs that reflect unadjusted quoted prices for identical assets or liabilities in active markets that the Account has the ability to access at the measurement date. Level 1 investments include highly liquid open ended management investment companies ("mutual funds").

-------------------------------------------------------------------------------

       LEVEL 2: Observable inputs, other than unadjusted quoted prices included in Level 1, for the asset or liability or prices for similar assets and liabilities. Level 2 investments include those that are model priced by vendors using observable inputs.

       LEVEL 3: Valuations that are derived from techniques in which one or more of the significant inputs are unobservable (including assumptions about risk). Because Level 3 fair values, by their nature, contain unobservable market inputs as there is no observable market for these assets and liabilities, considerable judgment is used to determine the Level 3 fair values. Level 3 fair values represent the best estimate of an amount that could be realized in a current market exchange absent actual market exchanges.

       In certain cases, the inputs used to measure fair value fall into different levels of fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement.

       As of December 31, 2010, the Account invests in mutual funds which are carried at fair value and represent Level 1 investments under the Fair Value hierarchy levels. There were no Level 2 or Level 3 investments in the Account.

       g) ACCOUNTING FOR UNCERTAIN TAX PROVISIONS -- Management evaluates whether or not there are uncertain tax positions that require financial statement recognition and has determined that no reserves for uncertain tax positions are required at December 31, 2010. The 2007 through 2010 tax years generally remain subject to examination by U.S. federal and most state tax authorities.

3.   ADMINISTRATION OF THE ACCOUNT AND RELATED CHARGES:

    Certain amounts are deducted from the contracts, as described below:

       a) PROGRAM AND ADMINISTRATIVE CHARGES -- The Company will make deductions at a maximum annual rate of 0.50% of the Sub-Account's average daily net assets for the administrative services that the Company provides. These expenses are reflected in the accompanying statements of operations.

       b) TAX EXPENSE CHARGE -- If applicable, the Company will make deductions at a maximum annual rate of 3.5% of the Sub-Account's average daily net assets to meet premium tax requirements. An additional tax charge based on a percentage of the contract's value may be assessed on partial withdrawals or surrenders. These charges are a redemption of units and are reflected in surrenders for benefit payments and fees on the accompanying statements of changes in net assets.

       c) ANNUAL MAINTENANCE FEE -- An annual maintenance fee in the amount of $30 may be deducted from the Sub-Accounts average daily net assets each contract year. These charges are deducted through a redemption of units and are included in surrenders for benefit payments and fees in the accompanying statements of changes in net assets.

4.     PURCHASES AND SALES OF INVESTMENTS:

    The cost of purchases and proceeds from sales of investments for the year ended December 31, 2010 were as follows:

                                                 PURCHASES        PROCEEDS
SUB-ACCOUNT                                       AT COST        FROM SALES
--------------------------------------------------------------------------------
AllianceBernstein International Value Fund           $2,466            $616
American Funds The Growth Fund of America                --               1
LifePath 2020 Portfolio                              35,961          95,488
LifePath 2030 Portfolio                              12,358          19,648
LifePath 2040 Portfolio                              27,609          11,663
LifePath Retirement Portfolio                       316,326          91,702
Calvert Social Investment Fund Equity
 Portfolio                                            7,030             990
Goldman Sachs Mid Cap Value Fund                      1,579             427
The Hartford Dividend and Growth Fund               135,087          86,009
The Hartford International Opportunities Fund        16,491           6,327
The Hartford Small Company Fund                      70,427           8,256
The Hartford Global Health Fund                      35,463          38,908
The Hartford Growth Fund                              3,244           2,819
The Hartford Growth Opportunities Fund                1,914           4,908
The Hartford Capital Appreciation Fund              116,460          67,943
The Hartford Advisers Fund                          127,974          59,334

SEPARATE ACCOUNT TWELVE

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                 PURCHASES        PROCEEDS
SUB-ACCOUNT                                       AT COST        FROM SALES
--------------------------------------------------------------------------------
The Hartford Money Market Fund                      $75,900         $78,326
The Hartford SmallCap Growth Fund                     4,317           5,832
The Hartford Global Research Fund                     2,088              --
Lord Abbett Small Cap Blend Fund                      4,413             412
PIMCO Total Return Fund                              51,972             457
Victory Diversified Stock Fund                        1,384             218
Invesco Van Kampen Comstock Fund*                     8,397           6,442
Invesco Van Kampen Equity and Income Fund*           10,628             686

*   See parenthetical for this Sub-Account in Note 1.

5.     CHANGES IN UNITS OUTSTANDING:

    The changes in units outstanding for the year ended December 31, 2010 were as follows:

                                     UNITS        UNITS          NET INCREASE
SUB-ACCOUNT                         ISSUED       REDEEMED         (DECREASE)
--------------------------------------------------------------------------------
AllianceBernstein International
 Value Fund                             281           92                189
American Funds The Growth Fund of
 America                                 --           --                 --
LifePath 2020 Portfolio               2,281        8,864             (6,583)
LifePath 2030 Portfolio                 924        1,969             (1,045)
LifePath 2040 Portfolio               2,501        1,156              1,345
LifePath Retirement Portfolio        27,503        7,991             19,512
Calvert Social Investment Fund
 Equity Portfolio                       731           91                640
Goldman Sachs Mid Cap Value Fund        117           46                 71
The Hartford Dividend and Growth
 Fund                                10,300        6,680              3,620
The Hartford International
 Opportunities Fund                   1,618          574              1,044
The Hartford Small Company Fund       5,517          548              4,969
The Hartford Global Health Fund       2,894        3,027               (133)
The Hartford Growth Fund                372          312                 60
The Hartford Growth Opportunities
 Fund                                   213          523               (310)
The Hartford Capital Appreciation
 Fund                                 8,726        4,835              3,891
The Hartford Advisers Fund           10,852        5,117              5,735
The Hartford Money Market Fund       10,685        7,031              3,654
The Hartford SmallCap Growth Fund       274          701               (427)
The Hartford Global Research Fund       217           --                217
Lord Abbett Small Cap Blend Fund        473           36                437
PIMCO Total Return Fund               3,459           16              3,443
Victory Diversified Stock Fund          130           18                112
Invesco Van Kampen Comstock Fund*       810          686                124
Invesco Van Kampen Equity and
 Income Fund*                         1,013           62                951

*   See parenthetical for this Sub-Account in Note 1.

-------------------------------------------------------------------------------

    The changes in units outstanding for the year ended December 31, 2009 were as follows:

                                   UNITS         UNITS           NET INCREASE
SUB-ACCOUNT                       ISSUED       REDEEMED           (DECREASE)
--------------------------------------------------------------------------------
American Funds The Growth Fund
 of America                            --            --                  --
LifePath 2020 Portfolio            34,372         6,532              27,840
LifePath 2030 Portfolio             2,912         2,707                 205
LifePath 2040 Portfolio             8,790         2,830               5,960
LifePath Retirement Portfolio      27,257        11,339              15,918
Calvert Social Investment Fund
 Equity Portfolio                     780           172                 608
Goldman Sachs Mid Cap Value Fund       28            --                  28
The Hartford Dividend and Growth
 Fund                              35,058        52,653             (17,595)
The Hartford International
 Opportunities Fund                 2,898         1,351               1,547
The Hartford Small Company Fund     5,185        13,071              (7,886)
The Hartford Global Health Fund     3,192        10,736              (7,544)
The Hartford Growth Fund            1,775           202               1,573
The Hartford Growth
 Opportunities Fund                 2,786         2,614                 172
The Hartford Capital
 Appreciation Fund                  8,204        17,596              (9,392)
The Hartford Advisers Fund         15,301        71,329             (56,028)
The Hartford Money Market Fund     73,901        63,210              10,691
The Hartford SmallCap Growth
 Fund                               2,073           399               1,674
The Hartford Global Research
 Fund                               9,804        27,945             (18,141)
Lord Abbett Small Cap Blend Fund    1,021           721                 300
PIMCO Total Return Fund             1,037            53                 984
Victory Diversified Stock Fund        561           804                (243)
Van Kampen Comstock Fund            2,012           185               1,827
Van Kampen Equity and Income
 Fund                                 260           129                 131

SEPARATE ACCOUNT TWELVE

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

6.     FINANCIAL HIGHLIGHTS:

    The following is a summary of units, unit fair value, contract owners' equity, expense ratios, investment income ratios, and total return showing the minimum and maximum contract charges for each Sub-Account that has outstanding units as of and for the year ended December 31, 2010.

                                             UNIT            CONTRACT
SUB-ACCOUNT                      UNITS   FAIR VALUE #     OWNERS' EQUITY
---------------------------------------------------------------------------
ALLIANCEBERNSTEIN
 INTERNATIONAL VALUE FUND
 2010  Lowest contract charges       74    $13.660000           $1,009
    Highest contract charges        115      7.479268              859
    Remaining contract charges       --            --               --
AMERICAN FUNDS THE GROWTH FUND
 OF AMERICA
 2010  Lowest contract charges       10     10.271086              105
    Highest contract charges         --            --               --
    Remaining contract charges       --            --               --
 2009  Lowest contract charges       10      9.220328               95
    Highest contract charges         --            --               --
    Remaining contract charges       --            --               --
 2008  Lowest contract charges       10      6.908970               71
    Highest contract charges         --            --               --
    Remaining contract charges       --            --               --
LIFEPATH 2020 PORTFOLIO
 2010  Lowest contract charges   77,517     10.867728          842,436
    Highest contract charges         --            --               --
    Remaining contract charges       --            --               --
 2009  Lowest contract charges   84,100      9.878743          830,802
    Highest contract charges         --            --               --
    Remaining contract charges       --            --               --
 2008  Lowest contract charges   56,260      8.109803          456,258
    Highest contract charges         --            --               --
    Remaining contract charges       --            --               --
 2007  Lowest contract charges   31,742     10.950590          347,589
    Highest contract charges         --            --               --
    Remaining contract charges       --            --               --
 2006  Lowest contract charges      475     10.678724            5,070
    Highest contract charges         --            --               --
    Remaining contract charges       --            --               --

                                                    INVESTMENT
                                    EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                         RATIO*           RATIO**           RETURN***
------------------------------  ----------------------------------------------------
ALLIANCEBERNSTEIN
 INTERNATIONAL VALUE FUND
 2010  Lowest contract charges          --                --               0.07%
    Highest contract charges          0.45%             4.04%              2.87%
    Remaining contract charges          --                --                 --
AMERICAN FUNDS THE GROWTH FUND
 OF AMERICA
 2010  Lowest contract charges        0.05%             0.62%             11.40%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2009  Lowest contract charges          --              0.71%             33.45%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        0.06%             0.58%            (39.54)%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
LIFEPATH 2020 PORTFOLIO
 2010  Lowest contract charges        0.50%             1.69%             10.01%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2009  Lowest contract charges        0.50%             3.19%             21.81%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        0.50%             1.92%            (25.94)%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        0.50%             3.79%              2.55%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        0.34%             3.28%              9.80%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --

-------------------------------------------------------------------------------

                                             UNIT            CONTRACT
SUB-ACCOUNT                      UNITS   FAIR VALUE #     OWNERS' EQUITY
---------------------------------------------------------------------------
LIFEPATH 2030 PORTFOLIO
 2010  Lowest contract charges   25,911    $10.381556         $268,997
    Highest contract charges         --            --               --
    Remaining contract charges       --            --               --
 2009  Lowest contract charges   26,956      9.354752          252,166
    Highest contract charges         --            --               --
    Remaining contract charges       --            --               --
 2008  Lowest contract charges   26,751      7.490604          200,380
    Highest contract charges         --            --               --
    Remaining contract charges       --            --               --
 2007  Lowest contract charges   28,484     10.940486          311,630
    Highest contract charges         --            --               --
    Remaining contract charges       --            --               --
 2006  Lowest contract charges       64     10.739723              686
    Highest contract charges         --            --               --
    Remaining contract charges       --            --               --
LIFEPATH 2040 PORTFOLIO
 2010  Lowest contract charges   39,994      9.974513          398,918
    Highest contract charges         --            --               --
    Remaining contract charges       --            --               --
 2009  Lowest contract charges   38,649      8.918336          344,686
    Highest contract charges         --            --               --
    Remaining contract charges       --            --               --
 2008  Lowest contract charges   32,689      7.010787          229,173
    Highest contract charges         --            --               --
    Remaining contract charges       --            --               --
 2007  Lowest contract charges   25,824     10.934802          282,376
    Highest contract charges         --            --               --
    Remaining contract charges       --            --               --
 2006  Lowest contract charges    6,467     10.797981           69,829
    Highest contract charges         --            --               --
    Remaining contract charges       --            --               --
LIFEPATH RETIREMENT PORTFOLIO
 2010  Lowest contract charges   11,653     10.710000          124,808
    Highest contract charges     80,016     11.770560          941,838
    Remaining contract charges       --            --               --
 2009  Lowest contract charges    5,188     10.030000           52,031
    Highest contract charges     66,969     10.840791          725,996
    Remaining contract charges       --            --               --
 2008  Lowest contract charges    1,101      8.770000            9,658
    Highest contract charges     51,218      9.236007          473,047
    Remaining contract charges       --            --               --
 2007  Lowest contract charges   13,532     10.951357          148,197
    Highest contract charges         --            --               --
    Remaining contract charges       --            --               --

                                                    INVESTMENT
                                    EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                         RATIO*           RATIO**           RETURN***
------------------------------  ----------------------------------------------------
LIFEPATH 2030 PORTFOLIO
 2010  Lowest contract charges        0.50%             1.55%             10.98%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2009  Lowest contract charges        0.50%             2.91%             24.89%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        0.50%             1.64%            (31.53)%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        0.49%             2.78%              1.87%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        0.37%             3.01%              7.40%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
LIFEPATH 2040 PORTFOLIO
 2010  Lowest contract charges        0.50%             1.54%             11.84%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2009  Lowest contract charges        0.50%             2.65%             27.21%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        0.50%             1.34%            (35.89)%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        0.50%             1.95%              1.27%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        0.34%             3.10%              7.98%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
LIFEPATH RETIREMENT PORTFOLIO
 2010  Lowest contract charges          --              2.17%              6.78%
    Highest contract charges          0.50%             2.01%              8.58%
    Remaining contract charges          --                --                 --
 2009  Lowest contract charges          --              3.41%             14.37%
    Highest contract charges          0.50%             3.15%             17.38%
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges          --             15.41%            (18.04)%
    Highest contract charges          0.50%             3.24%            (15.66)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        0.50%             4.22%              3.66%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --

SEPARATE ACCOUNT TWELVE

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                             UNIT            CONTRACT
SUB-ACCOUNT                      UNITS   FAIR VALUE #     OWNERS' EQUITY
---------------------------------------------------------------------------
CALVERT SOCIAL INVESTMENT FUND
 EQUITY PORTFOLIO
 2010  Lowest contract charges    1,446    $11.418372          $16,516
    Highest contract charges         --            --               --
    Remaining contract charges       --            --               --
 2009  Lowest contract charges      806      9.789044            7,892
    Highest contract charges         --            --               --
    Remaining contract charges       --            --               --
 2008  Lowest contract charges      198      7.374052            1,459
    Highest contract charges         --            --               --
    Remaining contract charges       --            --               --
 2007  Lowest contract charges      120     11.495208            1,374
    Highest contract charges         --            --               --
    Remaining contract charges       --            --               --
GOLDMAN SACHS MID CAP VALUE
 FUND
 2010  Lowest contract charges       48     35.900000            1,724
    Highest contract charges         51     11.395570              581
    Remaining contract charges       --            --               --
 2009  Lowest contract charges       28     28.980000              813
    Highest contract charges         --            --               --
    Remaining contract charges       --            --               --
THE HARTFORD DIVIDEND AND
 GROWTH FUND
 2010  Lowest contract charges    1,755     19.000000           33,336
    Highest contract charges     40,572     13.852075          562,003
    Remaining contract charges       --            --               --
 2009  Lowest contract charges    1,843     17.110000           31,526
    Highest contract charges     36,864     12.363966          455,787
    Remaining contract charges       --            --               --
 2008  Lowest contract charges    1,513     14.060000           21,272
    Highest contract charges     31,974     10.045555          321,198
    Remaining contract charges       --            --               --
 2007  Lowest contract charges    3,074     21.040000           64,678
    Highest contract charges     25,136     14.834595          372,876
    Remaining contract charges       --            --               --
 2006  Lowest contract charges    2,400     20.960000           50,301
    Highest contract charges     14,590     13.834615          201,853
    Remaining contract charges       --            --               --

                                                    INVESTMENT
                                    EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                         RATIO*           RATIO**           RETURN***
------------------------------  ----------------------------------------------------
CALVERT SOCIAL INVESTMENT FUND
 EQUITY PORTFOLIO
 2010  Lowest contract charges        0.50%               --              16.64%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2009  Lowest contract charges        0.50%             0.20%             32.75%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        0.53%               --             (35.85)%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        0.52%               --               9.39%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
GOLDMAN SACHS MID CAP VALUE
 FUND
 2010  Lowest contract charges          --              0.53%             23.88%
    Highest contract charges          0.35%             0.78%             23.74%
    Remaining contract charges          --                --                 --
 2009  Lowest contract charges          --              1.24%             31.37%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
THE HARTFORD DIVIDEND AND
 GROWTH FUND
 2010  Lowest contract charges          --              1.42%             11.05%
    Highest contract charges          0.50%             1.42%             12.04%
    Remaining contract charges          --                --                 --
 2009  Lowest contract charges          --              1.66%             21.69%
    Highest contract charges          0.50%             1.74%             23.08%
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges          --              1.68%            (33.18)%
    Highest contract charges          0.50%             1.81%            (32.28)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges          --              1.37%              0.38%
    Highest contract charges          0.50%             1.43%              7.23%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges          --              1.34%             10.67%
    Highest contract charges          0.50%             1.41%             18.97%
    Remaining contract charges          --                --                 --

-------------------------------------------------------------------------------

                                             UNIT            CONTRACT
SUB-ACCOUNT                      UNITS   FAIR VALUE #     OWNERS' EQUITY
---------------------------------------------------------------------------
THE HARTFORD INTERNATIONAL
 OPPORTUNITIES FUND
 2010  Lowest contract charges       26    $15.060000             $394
    Highest contract charges      8,635     11.613666          100,280
    Remaining contract charges       --            --               --
 2009  Lowest contract charges    7,617     10.201150           77,703
    Highest contract charges         --            --               --
    Remaining contract charges       --            --               --
 2008  Lowest contract charges    6,070      7.738999           46,974
    Highest contract charges         --            --               --
    Remaining contract charges       --            --               --
 2007  Lowest contract charges    5,918     13.585230           80,399
    Highest contract charges         --            --               --
    Remaining contract charges       --            --               --
 2006  Lowest contract charges      490     10.805332            5,289
    Highest contract charges         --            --               --
    Remaining contract charges       --            --               --
THE HARTFORD SMALL COMPANY
 FUND
 2010  Lowest contract charges      857     19.320000           16,558
    Highest contract charges     15,596     14.745678          229,977
    Remaining contract charges       --            --               --
 2009  Lowest contract charges      915     15.700000           14,363
    Highest contract charges     10,569     12.042760          127,275
    Remaining contract charges       --            --               --
 2008  Lowest contract charges      488     12.160000            5,936
    Highest contract charges     18,882      9.374152          177,000
    Remaining contract charges       --            --               --
 2007  Lowest contract charges    1,138     20.570000           23,412
    Highest contract charges     13,568     15.937145          216,242
    Remaining contract charges       --            --               --
 2006  Lowest contract charges      958     20.880000           19,993
    Highest contract charges      9,230     14.397683          132,889
    Remaining contract charges       --            --               --

                                                    INVESTMENT
                                    EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                         RATIO*           RATIO**           RETURN***
------------------------------  ----------------------------------------------------
THE HARTFORD INTERNATIONAL
 OPPORTUNITIES FUND
 2010  Lowest contract charges          --              0.59%             13.75%
    Highest contract charges          0.50%             0.66%             13.85%
    Remaining contract charges          --                --                 --
 2009  Lowest contract charges        0.50%             0.69%             31.82%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        0.50%             1.62%            (43.03)%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        0.50%             0.66%             25.73%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        0.35%             1.35%              8.05%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
THE HARTFORD SMALL COMPANY
 FUND
 2010  Lowest contract charges          --                --              23.06%
    Highest contract charges          0.50%               --              22.44%
    Remaining contract charges          --                --                 --
 2009  Lowest contract charges          --                --              29.11%
    Highest contract charges          0.50%               --              28.47%
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges          --                --             (40.89)%
    Highest contract charges          0.50%               --             (41.18)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges          --                --              (1.49)%
    Highest contract charges          0.50%               --              10.69%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges          --                --               4.04%
    Highest contract charges          0.50%               --              13.14%
    Remaining contract charges          --                --                 --

SEPARATE ACCOUNT TWELVE

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                             UNIT            CONTRACT
SUB-ACCOUNT                      UNITS   FAIR VALUE #     OWNERS' EQUITY
---------------------------------------------------------------------------
THE HARTFORD GLOBAL HEALTH
 FUND
 2010  Lowest contract charges       --    $15.700000             $ --
    Highest contract charges     13,700     12.847386          176,011
    Remaining contract charges       --            --               --
 2009  Lowest contract charges   13,833     12.138683          167,911
    Highest contract charges         --            --               --
    Remaining contract charges       --            --               --
 2008  Lowest contract charges      386     12.150000            4,695
    Highest contract charges     20,991     10.042276          210,800
    Remaining contract charges       --            --               --
 2007  Lowest contract charges      760     17.180000           13,062
    Highest contract charges     17,724     13.548714          240,141
    Remaining contract charges       --            --               --
 2006  Lowest contract charges      673     17.500000           11,774
    Highest contract charges      9,914     12.894913          127,838
    Remaining contract charges       --            --               --
THE HARTFORD GROWTH FUND
 2010  Lowest contract charges    2,782     10.468569           29,125
    Highest contract charges         --            --               --
    Remaining contract charges       --            --               --
 2009  Lowest contract charges    2,722      8.860717           24,118
    Highest contract charges         --            --               --
    Remaining contract charges       --            --               --
 2008  Lowest contract charges    1,149      6.680357            7,676
    Highest contract charges         --            --               --
    Remaining contract charges       --            --               --
 2007  Lowest contract charges      655     11.507881            7,542
    Highest contract charges         --            --               --
    Remaining contract charges       --            --               --
THE HARTFORD GROWTH
 OPPORTUNITIES FUND
 2010  Lowest contract charges    7,609     10.612310           80,749
    Highest contract charges         --            --               --
    Remaining contract charges       --            --               --
 2009  Lowest contract charges    7,919      9.119604           72,214
    Highest contract charges         --            --               --
    Remaining contract charges       --            --               --
 2008  Lowest contract charges    7,747      7.083199           54,876
    Highest contract charges         --            --               --
    Remaining contract charges       --            --               --
 2007  Lowest contract charges    5,956     13.018286           77,539
    Highest contract charges         --            --               --
    Remaining contract charges       --            --               --
 2006  Lowest contract charges      441     10.219167            4,502
    Highest contract charges         --            --               --
    Remaining contract charges       --            --               --

                                                    INVESTMENT
                                    EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                         RATIO*           RATIO**           RETURN***
------------------------------  ----------------------------------------------------
THE HARTFORD GLOBAL HEALTH
 FUND
 2010  Lowest contract charges          --                --               6.37%
    Highest contract charges          0.50%               --               5.84%
    Remaining contract charges          --                --                 --
 2009  Lowest contract charges        0.50%               --              20.88%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges          --                --             (29.28)%
    Highest contract charges          0.50%               --             (25.88)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges          --                --              (1.83)%
    Highest contract charges          0.50%               --               5.07%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges          --                --               5.93%
    Highest contract charges          0.50%               --               9.69%
    Remaining contract charges          --                --                 --
THE HARTFORD GROWTH FUND
 2010  Lowest contract charges        0.50%               --              18.15%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2009  Lowest contract charges        0.50%               --              32.64%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        0.50%               --             (41.95)%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        0.50%               --              15.96%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
THE HARTFORD GROWTH
 OPPORTUNITIES FUND
 2010  Lowest contract charges        0.50%               --              16.37%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2009  Lowest contract charges        0.50%               --              28.75%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        0.50%               --             (45.59)%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        0.50%               --              27.39%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        0.35%               --               2.19%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --

-------------------------------------------------------------------------------

                                                     UNIT           CONTRACT
SUB-ACCOUNT                              UNITS   FAIR VALUE #    OWNERS' EQUITY
---------------------------------------------------------------------------------
THE HARTFORD CAPITAL APPRECIATION FUND
 2010  Lowest contract charges            2,692    $34.630000         $93,209
    Highest contract charges             29,529     14.735171         435,107
    Remaining contract charges               --            --              --
 2009  Lowest contract charges            2,673     30.680000          81,996
    Highest contract charges             25,657     13.119796         336,618
    Remaining contract charges               --            --              --
 2008  Lowest contract charges            2,314     21.480000          49,706
    Highest contract charges             35,408      9.231602         326,876
    Remaining contract charges               --            --              --
 2007  Lowest contract charges            1,669     40.450000          67,500
    Highest contract charges             30,847     17.211636         530,935
    Remaining contract charges               --            --              --
 2006  Lowest contract charges            1,292     38.030000          49,150
    Highest contract charges             16,798     14.888563         250,102
    Remaining contract charges               --            --              --
THE HARTFORD ADVISERS FUND
 2010  Lowest contract charges            1,157     14.770000          17,085
    Highest contract charges             32,759     12.413183         406,648
    Remaining contract charges               --            --              --
 2009  Lowest contract charges            1,055     13.370000          14,105
    Highest contract charges             27,126     11.153925         302,566
    Remaining contract charges               --            --              --
 2008  Lowest contract charges            1,262     10.430000          13,160
    Highest contract charges             82,947      8.603361         713,619
    Remaining contract charges               --            --              --
 2007  Lowest contract charges            1,272     15.820000          20,121
    Highest contract charges             70,399     12.773345         899,233
    Remaining contract charges               --            --              --
 2006  Lowest contract charges            1,088     17.060000          18,561
    Highest contract charges             53,863     12.091795         651,303
    Remaining contract charges               --            --              --
THE HARTFORD MONEY MARKET FUND
 2010  Lowest contract charges           39,390      1.000000          39,390
    Highest contract charges             17,652     10.994497         194,077
    Remaining contract charges               --            --              --
 2009  Lowest contract charges           35,228      1.000000          35,228
    Highest contract charges             18,160     11.049609         200,665
    Remaining contract charges               --            --              --
 2008  Lowest contract charges           27,415      1.000000          27,415
    Highest contract charges             15,282     11.101910         169,658
    Remaining contract charges               --            --              --
 2007  Lowest contract charges           14,019      1.000000          14,019
    Highest contract charges              4,434     10.977253          48,674
    Remaining contract charges               --            --              --
 2006  Lowest contract charges           13,431      1.000000          13,431
    Highest contract charges              1,779     10.568531          18,796
    Remaining contract charges               --            --              --

                                                         INVESTMENT
                                           EXPENSE         INCOME           TOTAL
SUB-ACCOUNT                                RATIO*         RATIO**         RETURN***
--------------------------------------  ----------------------------------------------
THE HARTFORD CAPITAL APPRECIATION FUND
 2010  Lowest contract charges                 --              --            12.88%
    Highest contract charges                 0.50%             --            12.31%
    Remaining contract charges                 --              --               --
 2009  Lowest contract charges                 --              --            42.83%
    Highest contract charges                 0.50%             --            42.12%
    Remaining contract charges                 --              --               --
 2008  Lowest contract charges                 --            0.94%          (46.90)%
    Highest contract charges                 0.50%           1.04%          (46.36)%
    Remaining contract charges                 --              --               --
 2007  Lowest contract charges                 --              --             6.36%
    Highest contract charges                 0.50%             --            15.60%
    Remaining contract charges                 --              --               --
 2006  Lowest contract charges                 --            0.39%            6.50%
    Highest contract charges                 0.50%           0.50%           15.08%
    Remaining contract charges                 --              --               --
THE HARTFORD ADVISERS FUND
 2010  Lowest contract charges                 --            1.28%           10.47%
    Highest contract charges                 0.50%           1.28%           11.29%
    Remaining contract charges                 --              --               --
 2009  Lowest contract charges                 --            1.66%           28.19%
    Highest contract charges                 0.50%           1.83%           29.65%
    Remaining contract charges                 --              --               --
 2008  Lowest contract charges                 --            2.36%          (34.07)%
    Highest contract charges                 0.50%           2.47%          (32.65)%
    Remaining contract charges                 --              --               --
 2007  Lowest contract charges                 --            1.74%           (7.27)%
    Highest contract charges                 0.50%           1.78%            5.64%
    Remaining contract charges                 --              --               --
 2006  Lowest contract charges                 --            2.02%            7.50%
    Highest contract charges                 0.50%           2.00%            9.62%
    Remaining contract charges                 --              --               --
THE HARTFORD MONEY MARKET FUND
 2010  Lowest contract charges                 --              --               --
    Highest contract charges                 0.50%             --            (0.50)%
    Remaining contract charges                 --              --               --
 2009  Lowest contract charges                 --            0.05%              --
    Highest contract charges                 0.50%           0.03%           (0.47)%
    Remaining contract charges                 --              --               --
 2008  Lowest contract charges                 --            1.76%              --
    Highest contract charges                 0.50%           1.27%            1.14%
    Remaining contract charges                 --              --               --
 2007  Lowest contract charges                 --            4.28%              --
    Highest contract charges                 0.50%           4.26%            3.87%
    Remaining contract charges                 --              --               --
 2006  Lowest contract charges                 --            4.15%            4.23%
    Highest contract charges                 0.50%           4.26%            3.71%
    Remaining contract charges                 --              --               --

SEPARATE ACCOUNT TWELVE

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                             UNIT            CONTRACT
SUB-ACCOUNT                      UNITS   FAIR VALUE #     OWNERS' EQUITY
---------------------------------------------------------------------------
THE HARTFORD SMALLCAP GROWTH
 FUND
 2010  Lowest contract charges      108    $30.690000           $3,309
    Highest contract charges      2,709     10.417131           28,222
    Remaining contract charges       --            --               --
 2009  Lowest contract charges    3,244      7.798221           25,295
    Highest contract charges         --            --               --
    Remaining contract charges       --            --               --
 2008  Lowest contract charges    1,570      5.910562            9,278
    Highest contract charges         --            --               --
    Remaining contract charges       --            --               --
 2007  Lowest contract charges    1,596      9.523728           15,202
    Highest contract charges         --            --               --
    Remaining contract charges       --            --               --
THE HARTFORD GLOBAL RESEARCH
 FUND
 2010  Lowest contract charges      975      9.980000            9,728
    Highest contract charges         --            --               --
    Remaining contract charges       --            --               --
 2009  Lowest contract charges      758      8.700000            6,593
    Highest contract charges         --            --               --
    Remaining contract charges       --            --               --
LORD ABBETT SMALL CAP BLEND
 FUND
 2010  Lowest contract charges       56     15.170000              853
    Highest contract charges      2,515      9.666704           24,309
    Remaining contract charges       --            --               --
 2009  Lowest contract charges    2,134      8.575208           18,300
    Highest contract charges         --            --               --
    Remaining contract charges       --            --               --
 2008  Lowest contract charges    1,834      6.970480           12,784
    Highest contract charges         --            --               --
    Remaining contract charges       --            --               --
 2007  Lowest contract charges    1,230     10.511431           12,933
    Highest contract charges         --            --               --
    Remaining contract charges       --            --               --
 2006  Lowest contract charges      157      9.624211            1,513
    Highest contract charges         --            --               --
    Remaining contract charges       --            --               --

                                                    INVESTMENT
                                    EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                         RATIO*           RATIO**           RETURN***
------------------------------  ----------------------------------------------------
THE HARTFORD SMALLCAP GROWTH
 FUND
 2010  Lowest contract charges          --                --              34.25%
    Highest contract charges          0.50%               --              33.58%
    Remaining contract charges          --                --                 --
 2009  Lowest contract charges        0.50%               --              31.94%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        0.50%               --             (37.94)%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        0.50%               --              (2.84)%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
THE HARTFORD GLOBAL RESEARCH
 FUND
 2010  Lowest contract charges          --              0.72%             14.71%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2009  Lowest contract charges          --              0.33%             54.80%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
LORD ABBETT SMALL CAP BLEND
 FUND
 2010  Lowest contract charges          --                --              13.29%
    Highest contract charges          0.50%               --              12.73%
    Remaining contract charges          --                --                 --
 2009  Lowest contract charges        0.50%               --              23.02%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        0.50%               --             (33.69)%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        0.49%               --               9.22%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        0.32%               --              (3.76)%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --

-------------------------------------------------------------------------------

                                             UNIT            CONTRACT
SUB-ACCOUNT                      UNITS   FAIR VALUE #     OWNERS' EQUITY
---------------------------------------------------------------------------
PIMCO TOTAL RETURN FUND
 2010  Lowest contract charges      250    $10.850000           $2,709
    Highest contract charges      5,632     14.194094           79,940
    Remaining contract charges       --            --               --
 2009  Lowest contract charges    2,439     13.160376           32,098
    Highest contract charges         --            --               --
    Remaining contract charges       --            --               --
 2008  Lowest contract charges    1,455     11.668543           16,977
    Highest contract charges         --            --               --
    Remaining contract charges       --            --               --
 2007  Lowest contract charges      443     11.241493            4,975
    Highest contract charges         --            --               --
    Remaining contract charges       --            --               --
VICTORY DIVERSIFIED STOCK FUND
 2010  Lowest contract charges    1,274     10.487952           13,360
    Highest contract charges         --            --               --
    Remaining contract charges       --            --               --
 2009  Lowest contract charges    1,162      9.348270           10,858
    Highest contract charges         --            --               --
    Remaining contract charges       --            --               --
 2008  Lowest contract charges    1,405      7.418155           10,423
    Highest contract charges         --            --               --
    Remaining contract charges       --            --               --
 2007  Lowest contract charges      797     11.774052            9,382
    Highest contract charges         --            --               --
    Remaining contract charges       --            --               --
 2006  Lowest contract charges      314     10.721008            3,368
    Highest contract charges         --            --               --
    Remaining contract charges       --            --               --
INVESCO VAN KAMPEN COMSTOCK
 FUND +
 2010  Lowest contract charges    4,784     10.165031           48,627
    Highest contract charges         --            --               --
    Remaining contract charges       --            --               --
 2009  Lowest contract charges    4,660      8.837156           41,176
    Highest contract charges         --            --               --
    Remaining contract charges       --            --               --
 2008  Lowest contract charges    2,833      6.860928           19,434
    Highest contract charges         --            --               --
    Remaining contract charges       --            --               --
 2007  Lowest contract charges    1,940     10.755462           20,870
    Highest contract charges         --            --               --
    Remaining contract charges       --            --               --
 2006  Lowest contract charges      416     11.018010            4,581
    Highest contract charges         --            --               --
    Remaining contract charges       --            --               --

                                                    INVESTMENT
                                    EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                         RATIO*           RATIO**           RETURN***
------------------------------  ----------------------------------------------------
PIMCO TOTAL RETURN FUND
 2010  Lowest contract charges          --              0.69%              0.46%
    Highest contract charges          0.50%             2.75%              7.86%
    Remaining contract charges          --                --                 --
 2009  Lowest contract charges        0.50%             5.08%             12.79%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        0.50%             4.66%              3.80%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        0.48%             4.68%              8.05%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
VICTORY DIVERSIFIED STOCK FUND
 2010  Lowest contract charges        0.50%             0.99%             12.19%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2009  Lowest contract charges        0.50%             0.91%             26.02%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        0.50%             1.07%            (37.00)%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        0.50%             0.96%              9.82%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        0.35%             0.44%              7.21%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
INVESCO VAN KAMPEN COMSTOCK
 FUND +
 2010  Lowest contract charges        0.50%             1.48%             15.03%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2009  Lowest contract charges        0.50%             1.52%             28.80%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        0.50%             2.22%            (36.21)%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        0.50%             2.10%             (2.38)%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        0.35%             1.73%             10.18%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --

SEPARATE ACCOUNT TWELVE

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                             UNIT            CONTRACT
SUB-ACCOUNT                      UNITS   FAIR VALUE #     OWNERS' EQUITY
---------------------------------------------------------------------------
INVESCO VAN KAMPEN EQUITY AND
 INCOME FUND+
 2010  Lowest contract charges    1,513    $11.486684          $17,378
    Highest contract charges         --            --               --
    Remaining contract charges       --            --               --
 2009  Lowest contract charges      562     10.271238            5,771
    Highest contract charges         --            --               --
    Remaining contract charges       --            --               --
 2008  Lowest contract charges      431      8.357891            3,598
    Highest contract charges         --            --               --
    Remaining contract charges       --            --               --
 2007  Lowest contract charges      471     11.167670            5,255
    Highest contract charges         --            --               --
    Remaining contract charges       --            --               --
 2006  Lowest contract charges      113     10.869076            1,233
    Highest contract charges         --            --               --
    Remaining contract charges       --            --               --

                                                    INVESTMENT
                                    EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                         RATIO*           RATIO**           RETURN***
------------------------------  ----------------------------------------------------
INVESCO VAN KAMPEN EQUITY AND
 INCOME FUND+
 2010  Lowest contract charges        0.50%             2.03%             11.83%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2009  Lowest contract charges        0.51%             2.20%             22.89%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        0.50%             2.54%            (25.16)%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        0.50%             2.75%              2.75%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        0.22%             1.14%              8.69%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --

   * This represents the non-annualized expense rate and considers only those expenses that are charged through a reduction of unit values which are presented within the accompanying Statements of Operations. The ratio is calculated by dividing the contract charges incurred by the average daily net assets of the respective contract for the period funded. Annualized expense rates are presented in the footnotes following this disclosure. Excluded are expenses of the Funds and charges made directly to contract owner accounts through the redemption of units.

  ** These amounts represent the dividends, excluding distributions of capital gains, received by the Sub- Account from the Fund, net of management fees assessed by the Fund's manager, divided by the average net assets. These ratios exclude those expenses, such as Program and Administrative Charges that result in direct reductions in the unit values. The recognition of investment income by the Sub- Account is affected by the timing of the declaration of dividends by the Fund in which the Sub- Accounts invest.

 *** This represents the total return for the period indicated and reflects a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the Account. The total return is calculated for the year indicated or from the effective date through the end of the reporting period.

   #  Rounded unit values

   +  See parenthetical for this Sub-Account in Note 1.

    Summary of Account expense charges, including Program and Administrative charges and Annual Maintenance fees assessed. These fees are either assessed as a direct reduction in unit values or through redemption of units for all contracts contained within the Account.

PROGRAM AND ADMINISTRATIVE CHARGES:

    The Company will charge an expense ranging from 0.00% to 0.50% of the Sub-Account's average daily net assets for administrative services provided by the Company.

    These charges are a reduction in unit values.

ANNUAL MAINTENANCE FEE:

    An annual maintenance fee ranging from $0 to $30 may be deducted from the Sub-Account's average daily net assets each contract year.

    These expenses are included in surrenders for benefit payments and fees in the accompanying statements of changes in net assets.

    These charges are redemption of units.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Stockholder of Hartford Life Insurance Company
Hartford, Connecticut

We have audited the accompanying consolidated balance sheets of Hartford Life Insurance Company and subsidiaries (the "Company") as of December 31, 2010 and 2009, and the related consolidated statements of operations, changes in equity, and cash flows for each of the three years in the period ended December 31, 2010. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on the financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the consolidated financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such consolidated financial statements present fairly, in all material respects, the financial position of Harford Life Insurance Company and subsidiaries as of December 31, 2010 and 2009, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2010, in conformity with accounting principles generally accepted in the United States of America.

As discussed in Note 1 of the consolidated financial statements, the Company changed its method of accounting and reporting for variable interest entities and embedded credit derivatives as required by accounting guidance adopted in 2010, for other-than-temporary impairments as required by accounting guidance adopted in 2009, and for the fair value measurement of financial instruments as required by accounting guidance adopted in 2008.

DELOITTE & TOUCHE LLP
Hartford, Connecticut
February 25, 2011

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                     CONSOLIDATED STATEMENTS OF OPERATIONS

                                                    FOR THE YEARS ENDED
                                                        DECEMBER 31,
                                            2010           2009            2008
                                                       (IN MILLIONS)
---------------------------------------------------------------------------------------
REVENUES
 Fee income and other                       $3,806          $3,723          $4,123
 Earned premiums                               260             377             984
 Net investment income (loss)
  Securities available-for-sale and
   other                                     2,621           2,505           2,588
  Equity securities held for trading           238             343            (246)
                                          --------       ---------       ---------
 Total net investment income (loss)          2,859           2,848           2,342
 Net realized capital gains (losses):
  Total other-than-temporary impairment
   ("OTTI") losses                            (712)         (1,722)         (1,888)
  OTTI losses recognized to other
   comprehensive income                        376             530              --
                                          --------       ---------       ---------
  Net OTTI losses recognized in earnings      (336)         (1,192)         (1,888)
  Net realized capital gains (losses),
   excluding net OTTI losses recognized
   in earnings                                (608)            316          (3,875)
                                          --------       ---------       ---------
   Total net realized capital gains
    (losses)                                  (944)           (876)         (5,763)
                                          --------       ---------       ---------
                          TOTAL REVENUES     5,981           6,072           1,686
BENEFITS, LOSSES AND EXPENSES
 Benefits, loss and loss adjustment
  expenses                                   2,948           3,716           4,048
 Benefits, loss and loss adjustment
  expenses -- returns credited on
  International unit-linked bonds and
  pension products                             238             343            (246)
 Insurance operating costs and other
  expenses                                   1,610           1,826           1,911
 Amortization of deferred policy
  acquisition costs and present value of
  future profits                               215           3,716           1,610
 Goodwill impairment                            --              --             184
 Dividends to policyholders                     21              12              13
                                          --------       ---------       ---------
     TOTAL BENEFITS, LOSSES AND EXPENSES     5,032           9,613           7,520
                                          --------       ---------       ---------
INCOME (LOSS) FROM CONTINUING OPERATIONS
                     BEFORE INCOME TAXES       949          (3,541)         (5,834)
 Income tax expense (benefit)                  228          (1,399)         (2,180)
                                          --------       ---------       ---------
INCOME (LOSS) FROM CONTINUING OPERATIONS       721          (2,142)         (3,654)
 Income (loss) from discontinued
  operations, net of tax                        31              (5)             (5)
                                          --------       ---------       ---------
                       NET INCOME (LOSS)       752          (2,147)         (3,659)
   Net income (loss) attributable to the
    noncontrolling interest                      8              10            (105)
                                          --------       ---------       ---------
       NET INCOME (LOSS) ATTRIBUTABLE TO
         HARTFORD LIFE INSURANCE COMPANY      $744         $(2,157)        $(3,554)
                                          --------       ---------       ---------

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                          CONSOLIDATED BALANCE SHEETS

                                                   AS OF DECEMBER 31,
ASSETS                                           2010              2009
                                                  (IN MILLIONS, EXCEPT
                                                     FOR SHARE DATA)
--------------------------------------------------------------------------------
 Investments
 Fixed maturities, available-for-sale, at
  fair value (amortized cost of $45,323 and
  $44,284) (includes variable interest
  entity assets, at fair value, of $406 as
  of December 31, 2010)                           $44,834           $40,403
 Fixed maturities, at fair value using the
  fair value option (includes variable
  interest entity assets, at fair value, of
  $323 as of December 31, 2010)                       639                --
 Equity securities, trading, at fair value
  (cost of $2,061 and $2,359)                       2,279             2,443
 Equity securities, available for sale, at
  fair value (cost of $320 and $447)                  340               419
 Policy loans, at outstanding balance               2,128             2,120
 Mortgage loans (net of allowances for loan
  losses of $62 and $260)                           3,244             4,304
 Limited partnership and other alternative
  investments (includes variable interest
  entity assets of $14 as of December 31,
  2010)                                               838               759
 Other investments                                  1,461               338
 Short-term investments                             3,489             5,128
                                              -----------       -----------
                           TOTAL INVESTMENTS       59,252            55,914
 Cash                                                 531               793
 Premiums receivable and agents' balances              67                69
 Reinsurance recoverables                           3,924             3,140
 Deferred income taxes, net                         2,138             3,066
 Deferred policy acquisition costs and
  present value of future profits                   4,949             5,779
 Goodwill                                             470               470
 Other assets                                         692             1,709
 Separate account assets                          159,729           150,380
                                              -----------       -----------
                                TOTAL ASSETS     $231,752         $221, 320
                                              -----------       -----------
LIABILITIES
 Reserve for future policy benefits and
  unpaid losses and loss adjustment expenses      $11,385           $11,318
 Other policyholder funds and benefits
  payable                                          43,395            43,526
 Other policyholder funds and benefits
  payable -- International unit-liked bonds
  and pension products                              2,252             2,419
 Consumer notes                                       382             1,136
 Other liabilities (includes variable
  interest entity liabilities of $422 as of
  December 31, 2010)                                6,398             6,245
 Separate account liabilities                     159,729           150,380
                                              -----------       -----------
                           TOTAL LIABILITIES      223,541           215,024
                                              -----------       -----------
COMMITMENTS AND CONTINGENT LIABILITIES (NOTE
 10)
STOCKHOLDER'SEQUITY
 Common stock -- 1,000 shares authorized,
  issued and outstanding, par value $5,690              6                 6
 Capital surplus                                    8,265             8,457
 Accumulated other comprehensive loss, net
  of tax                                             (372)           (1,941)
 Retained earnings (deficit)                          312              (287)
                                              -----------       -----------
                  TOTAL STOCKHOLDER'S EQUITY        8,211             6,235
                                              -----------       -----------
 Noncontrolling interest                               --                61
                                              -----------       -----------
                                TOTAL EQUITY        8,211             6,296
                                              -----------       -----------
  TOTAL LIABILITIES AND STOCKHOLDER'S EQUITY     $231,752          $221,320
                                              -----------       -----------

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY

                                                                               ACCUMULATED OTHER COMPREHENSIVE
                                                                                        INCOME (LOSS)
                                                                        NET                NET (LOSS)
                                                                    UNREALIZED              GAIN ON
                                                                   CAPITAL GAINS           CASH FLOW              FOREIGN
                                  COMMON                            (LOSSES) ON             HEDGING              CURRENCY
                                   STOCK           CAPITAL          SECURITIES,           INSTRUMENTS,          TRANSLATION
                                                   SURPLUS          NET OF TAX             NET OF TAX              ADJS
                                                                          (IN MILLIONS)
----------------------------------------------------------------------------------------------------------------------------------
2010
Balance, December 31, 2009           $6            $8,457             $(2,039)                $148                  $(50)
Comprehensive income
Net income
 Other comprehensive income,
  net of tax (1)
 Net change in unrealized
  capital gains (losses) on
  securities (2)                                                        1,298
 Net gains on cash flow
  hedging instruments                                                                          117
Cumulative translation
 adjustments                                                                                                         (18)
                                                                                                                   -----
Total other comprehensive
 income                                                                 1,298                  117                   (18)
  Total comprehensive income                                            1,298                  117                   (18)
Capital contribution from
 parent (3)                                          (192)
Dividends declared
Cumulative effect of
 accounting changes, net of
 tax                                                                      172
                                                                      -------
Change in noncontrolling
 interest ownership
Noncontrolling income
   BALANCE, DECEMBER 31, 2010        $6            $8,265               $(569)                $265                  $(68)
                                    ---            ------             -------                 ----                 -----
2009
Balance, December 31, 2008           $6            $6,157             $(4,806)                $440                 $(165)
Comprehensive income
Net loss
 Other comprehensive income,
  net of tax (1)
 Net change in unrealized
  capital gains (losses) on
  securities (2)                                                        3,229
 Net gains on cash flow
  hedging instruments                                                                         (292)
Cumulative translation
 adjustments                                                                                                         115
Total other comprehensive
 income
  Total comprehensive income
Capital contribution from
 parent (3)                                         2,300
Dividends declared
Cumulative effect of
 accounting changes, net of
 tax                                                                     (462)
                                                                      -------
Change in noncontrolling
 interest ownership
Noncontrolling income (loss)
   BALANCE, DECEMBER 31, 2009        $6            $8,457             $(2,039)                $148                  $(50)
                                    ---            ------             -------                 ----                 -----
2008
Balance, December 31, 2007           $6            $3,746               $(318)                $(137)                  $8
Comprehensive income
Net loss
 Other comprehensive income,
 net of tax (1)
 Net change in unrealized
 capital gains (losses) on
 securities (2)                                                        (4,488)
 Net loss on cash flow
  hedging instruments                                                                          577
Cumulative translation
 adjustments                                                                                                        (173)
Total other comprehensive
 loss
  Total comprehensive loss
Capital contribution from
 parent (3)                                         2,411
Dividends declared
Cumulative effect of
 accounting changes, net of
 tax
Change in noncontrolling
 interest ownership
Noncontrolling income (loss)
   BALANCE, DECEMBER 31, 2008        $6            $6,157             $(4,806)                $440                 $(165)
                                    ---            ------             -------                 ----                 -----


                                   RETAINED                TOTAL                  NON-
                                   EARNINGS            STOCKHOLDER'S          CONTROLLING         TOTAL
                                  (DEFICIT)                EQUITY               INTEREST          EQUITY
                                                             (IN MILLIONS)
-----------------------------  ------------------------------------------------------------------------------
2010
Balance, December 31, 2009           $(287)                $6,235                  $61            $6,296
Comprehensive income
Net income                             744                    744                                    744
 Other comprehensive income,
  net of tax (1)
 Net change in unrealized
  capital gains (losses) on
  securities (2)                                            1,298                                  1,298
 Net gains on cash flow
  hedging instruments                                         117                                    117
Cumulative translation
 adjustments                                                  (18)                                   (18)
                                                           ------
Total other comprehensive
 income                                                     1,397                                  1,397
  Total comprehensive income           744                  2,141                                  2,141
Capital contribution from
 parent (3)                                                  (192)                                  (192)
Dividends declared                       1                      1                                      1
Cumulative effect of
 accounting changes, net of
 tax                                  (146)                    26                                     26
                                    ------                 ------                                 ------
Change in noncontrolling
 interest ownership                                                                (69)              (69)
                                                                                  ----            ------
Noncontrolling income                                                                8                 8
                                                                                  ----            ------
   BALANCE, DECEMBER 31, 2010         $312                 $8,211                 $ --            $8,211
                                    ------                 ------                 ----            ------
2009
Balance, December 31, 2008          $1,446                 $3,078                 $165            $3,243
Comprehensive income
Net loss                            (2,157)                (2,157)                                (2,157)
 Other comprehensive income,
  net of tax (1)
 Net change in unrealized
  capital gains (losses) on
  securities (2)                                            3,229                                  3,229
 Net gains on cash flow
  hedging instruments                                        (292)                                  (292)
Cumulative translation
 adjustments                                                  115                                    115
                                                           ------                                 ------
Total other comprehensive
 income                                                     3,052                                  3,052
                                                           ------                                 ------
  Total comprehensive income                                  895                                    895
Capital contribution from
 parent (3)                                                 2,300                                  2,300
Dividends declared                     (38)                   (38)                                   (38)
Cumulative effect of
 accounting changes, net of
 tax                                   462                     --                                     --
                                    ------                 ------                                 ------
Change in noncontrolling
 interest ownership                                                               (114)             (114)
                                                                                  ----            ------
Noncontrolling income (loss)                                                        10                10
                                                                                  ----            ------
   BALANCE, DECEMBER 31, 2009        $(287)                $6,235                  $61            $6,296
                                    ------                 ------                 ----            ------
2008
Balance, December 31, 2007          $5,315                 $8,620                 $255            $8,875
Comprehensive income
Net loss                            (3,554)                (3,554)                                (3,554)
 Other comprehensive income,
 net of tax (1)
 Net change in unrealized
 capital gains (losses) on
 securities (2)                                            (4,488)                                (4,488)
 Net loss on cash flow
  hedging instruments                                         577                                    577
Cumulative translation
 adjustments                                                 (173)                                  (173)
                                                           ------                                 ------
Total other comprehensive
 loss                                                      (4,084)                                (4,084)
                                                           ------                                 ------
  Total comprehensive loss                                 (7,638)                                (7,638)
Capital contribution from
 parent (3)                                                 2,411                                  2,411
Dividends declared                    (313)                  (313)                                  (313)
Cumulative effect of
 accounting changes, net of
 tax                                    (2)                    (2)                                    (2)
                                    ------                 ------                                 ------
Change in noncontrolling
 interest ownership                                                                 15                15
                                                                                  ----            ------
Noncontrolling income (loss)                                                      (105)             (105)
   BALANCE, DECEMBER 31, 2008       $1,446                 $3,078                 $165            $3,243
                                    ------                 ------                 ----            ------

(1) Net change in unrealized capital gain on securities is reflected net of tax provision (benefit) and other items of $(699), $(1,739), and $2,416 for the years ended December 31, 2010, 2009 and 2008, respectively. Net (loss) gain on cash flow hedging instruments is net of tax provision (benefit) of $(63), $157 and $(310) for the years ended December 31, 2010, 2009 and 2008, respectively. There is no tax effect on cumulative translation adjustments.

(2) There were reclassification adjustments for after-tax gains (losses) realized in net income of $(121), $(1,076), and $(1,396) for the years ended December 31, 2010, 2009 and 2008, respectively.

(3) The Company received $2.1 billion in capital contributions from its parent and returned capital of $700 to its parent. The Company received noncash capital contributions of $887 as a result of valuations associated with the October 1, 2009 reinsurance transaction with an affiliated captive reinsurer. Refer to Note 16 Transactions with Affiliates. The Company received a noncash asset capital contribution of $180 from its parent company during 2008.

                 SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                     CONSOLIDATED STATEMENTS OF CASH FLOWS

                                              FOR THE YEARS ENDED
                                                  DECEMBER 31,
                                       2010           2009           2008
                                                 (IN MILLIONS)
--------------------------------------------------------------------------------
OPERATING ACTIVITIES
 Net income (loss)                       $752        $(2,147)       $(3,659)
 Adjustments to reconcile net
  income (loss) to net cash
  provided by operating
  activities
 Amortization of deferred
  policy acquisition costs and
  present value of future
  profits                                 232          3,727          1,620
 Additions to deferred policy
  acquisition costs and
  present value of future
  profits                                (521)          (674)        (1,258)
 Change in:
 Reserve for future policy
  benefits, unpaid losses and
  loss adjustment expenses                 13            574          1,161
 Reinsurance recoverables                  26             66            (29)
 Receivables and other assets            (112)           (20)            66
 Payables and accruals                    295            420           (369)
 Accrued and deferred income
  taxes                                   (90)          (797)        (2,166)
 Net realized capital losses              882            877          5,763
 Net receipts from investment
  contracts related to
  policyholder funds --
  International unit-linked
  bonds and pension products             (167)           804            396
 Net increase in equity
  securities, trading                     164           (809)          (386)
 Depreciation and amortization            207            173             78
 Goodwill impairment                       --             --            184
 Other, net                               201            328           (190)
                                     --------       --------       --------
NET CASH PROVIDED BY OPERATING
                    ACTIVITIES         $1,882         $2,522         $1,211
                                     --------       --------       --------
INVESTING ACTIVITIES
 Proceeds from the
  sale/maturity/prepayment of:
 Fixed maturities and
  short-term investments,
  available for sale                  $28,581        $37,224        $12,104
 Fixed maturities, fair value
  option                                   20             --             --
 Equity securities,
  available-for-sale                      171            162            140
 Mortgage loans                         1,288            413            325
 Partnerships                             151            173            250
 Payments for the purchase of:
 Fixed maturities and
  short-term investments,
  available for sale                  (28,871)       (35,519)       (18,216)
 Fixed maturities, fair value
  option                                  (74)            --             --
 Equity securities,
  available-for-sale                     (122)           (61)          (144)
 Mortgage loans                          (189)          (197)        (1,067)
 Partnerships                            (172)          (121)          (330)
 Derivatives payments (sales),
  net                                    (644)          (520)         1,170
 Proceeds from business sold              241             --             --
 Purchase price of businesses
  acquired                                 --             --            (78)
 Change in policy loans, net               (8)            34           (139)
 Change in payables for
  collateral under securities
  lending, net                            (46)        (1,805)          (974)
 Change in all other, net                (117)            25            362
                                     --------       --------       --------
    NET CASH PROVIDED BY (USED
     FOR) INVESTING ACTIVITIES           $209          $(192)       $(6,597)
                                     --------       --------       --------
FINANCING ACTIVITIES
 Deposits and other additions
  to investment and universal
  life-type contracts                 $15,405        $13,398        $22,449
 Withdrawals and other
  deductions from investment
  and universal life-type
  contracts                           (25,030)       (23,487)       (28,105)
 Net transfers (to)/from
  separate accounts related to
  investment and universal
  life-type contracts                   8,211          6,805          7,074
 Issuance of structured
  financing                                --           (189)         2,001
 Capital contributions (1)(2)            (195)         1,397          2,231
 Dividends paid (1)                        --            (33)          (299)
 Net Issuances/(Repayments) at
  maturity or settlement of
  consumer notes                         (754)           (74)           401
                                     --------       --------       --------
    NET CASH PROVIDED BY (USED
     FOR) FINANCING ACTIVITIES        $(2,363)       $(2,183)        $5,752
                                     --------       --------       --------
 Impact of foreign exchange                10            (15)          (128)
 Net (decrease) increase in
  cash                                   (262)           132            238
                                     --------       --------       --------
 Cash -- beginning of year                793            661            423
                                     --------       --------       --------
 Cash -- end of year                     $531           $793           $661
                                     --------       --------       --------
Supplemental Disclosure of
 Cash Flow Information:
 Net Cash Paid (Received)
  During the Year for:
 Income taxes                            $354          $(282)         $(183)

SUPPLEMENTAL SCHEDULE OF NONCASH OPERATING AND FINANCING ACTIVITIES:

(1) The Company made noncash dividends of $5 in 2009 related to the assumed reinsurance agreements with Hartford Life Insurance K.K. The Company made noncash dividends of $54 and received a noncash capital contributions of $180 from its parent company during 2008 related to the assumed reinsurance agreement with Hartford Life Insurance K.K.

(2) The Company received noncash capital contributions of $887 as a result of valuations associated with an October 1, 2009 reinsurance transaction with an affiliated captive reinsurer. Refer to Note 16 Transactions with Affiliates for further discussion of this transaction.

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(DOLLAR AMOUNTS IN MILLIONS, UNLESS OTHERWISE STATED)

--------------------------------------------------------------------------------

1. BASIS OF PRESENTATION AND ACCOUNTING POLICIES

BASIS OF PRESENTATION

Hartford Life Insurance Company (together with its subsidiaries, "HLIC", "Company", "we" or "our") is a provider of insurance and investment products in the United States of America ("U.S.") and is an indirect wholly-owned subsidiary of The Hartford Financial Services Group, Inc. ("The Hartford").

The Consolidated Financial Statements have been prepared on the basis of accounting principles generally accepted in the United States of America ("U.S. GAAP"), which differ materially from the accounting practices prescribed by various insurance regulatory authorities.

CONSOLIDATION

The Consolidated Financial Statements include the accounts of Hartford Life Insurance Company, companies in which the Company directly or indirectly has a controlling financial interest and those variable interest entities ("VIEs") in which the Company is required to consolidate. Entities in which HLIC has significant influence over the operating and financing decisions but are not required to consolidate are reported using the equity method. Material intercompany transactions and balances between HLIC and its subsidiaries have been eliminated. For further information on VIEs, see Note 4.

USE OF ESTIMATES

The preparation of financial statements, in conformity with U.S. GAAP, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

The most significant estimates include those used in determining estimated gross profits used in the valuation and amortization of assets and liabilities associated with variable annuity and other universal life-type contracts; living benefits required to be fair valued (in other policyholder funds and benefits payable); valuation of investments and derivative instruments; evaluation of other-than-temporary impairments on available-for-sale securities and valuation allowances on investments; goodwill impairment; valuation allowance on deferred tax assets; and contingencies relating to corporate litigation and regulatory matters. Certain of these estimates are particularly sensitive to market conditions, and deterioration and/or volatility in the worldwide debt or equity markets could have a material impact on the Consolidated Financial Statements.

RECLASSIFICATIONS

Certain reclassifications have been made to prior year financial year financial information to conform to the current year presentation.

ADOPTION OF NEW ACCOUNTING STANDARDS

VARIABLE INTEREST ENTITIES

In June 2009, the Financial Accounting Standards Board ("FASB") updated the guidance which amends the consolidation requirements applicable to variable interest entities ("VIE"). Under this new guidance, an entity would consolidate a VIE when the entity has both (a) the power to direct the activities of a VIE that most significantly impact the entity's economic performance and (b) the obligation to absorb losses of the entity that could potentially be significant to the VIE or the right to receive benefits from the entity that could potentially be significant to the VIE. The FASB also issued an amendment to this guidance in February 2010 which defers application of this guidance to certain entities that apply specialized accounting guidance for investment companies. The Company adopted this guidance on January 1, 2010. As a result of adoption, in addition to those VIEs the Company consolidates under the previous guidance, the Company consolidated a Company sponsored Collateralized Debt Obligation ("CDO") electing the fair value option, and a Company sponsored Collateralized Loan Obligation, at carrying values carried forward as if the Company had been the primary beneficiary from the date the Company entered into the VIE arrangement. The impact on the Company's Consolidated Balance Sheet as a result of adopting this guidance was an increase in assets of $432, an increase in liabilities of $406, and an increase in January 1, 2010 retained earnings, net of tax, of $26. The Company has investments in mutual funds, limited partnerships and other alternative investments, including hedge funds, mortgage and real estate funds, mezzanine debt funds, and private equity and other funds which may be VIEs. The accounting for these investments will remain unchanged as they fall within the scope of the deferral of this new consolidation guidance. See Note 4 for further discussion.

EMBEDDED CREDIT DERIVATIVES

In March 2010, the FASB issued guidance clarifying the scope exception for certain credit derivatives embedded within structured securities which may result in bifurcation of these credit derivatives. Embedded credit derivatives resulting only from subordination of one financial instrument to another continue to qualify for the exemption. As a result, investments with an embedded credit derivative in a form other than the above mentioned subordination may need to be separately accounted for as an embedded credit derivative resulting in recognition of the change in the fair value of the embedded credit derivative in current period earnings. Upon adoption, an entity may elect the fair value option prospectively, with changes in fair value of the investment in its entirety recognized in earnings, rather than bifurcate the embedded credit derivative. The guidance is effective, on a prospective basis only, for fiscal years and interim periods within those fiscal years, beginning on or after June 15, 2010. The Company adopted this guidance on July 1, 2010 and identified securities with an amortized cost and fair value of $753 and $464, respectively, which were impacted by the scope of this standard. Upon adoption, the Company elected the fair value option for securities having an amortized cost and fair value of $429 and $203, respectively. For further discussion of fair value option, see Note 3. For the remainder of securities that were impacted by the scope of this standard, upon adoption, the embedded credit derivatives were bifurcated but are reported with the host instrument in the consolidated balance sheets. As of July 1, 2010, these securities had an amortized cost and fair value of $324 and $261, respectively, with an associated embedded derivative notional value of $325. For further discussion of embedded derivatives, see Note
4. The adoption, on July 1, 2010 resulted in the reclassification of $172, after-tax and after deferred policy acquisition costs ("DAC"), net unrealized losses from accumulated other comprehensive loss to retained earnings, including $188 of unrealized capital losses and $16 of unrealized capital gains.

FUTURE ADOPTION OF NEW ACCOUNTING STANDARDS

ACCOUNTING FOR COSTS ASSOCIATED WITH ACQUIRING OR RENEWING INSURANCE CONTRACTS

In October 2010, the FASB issued guidance clarifying the definition of acquisition costs that are eligible for deferral. Acquisition costs are to include only those costs that are directly related to the successful acquisition or renewal of insurance contracts; incremental direct costs of contract acquisition that are incurred in transactions with either independent third parties or employees; and advertising costs meeting the capitalization criteria for direct-response advertising.

This guidance will be effective for fiscal years beginning after December 15, 2011, and interim periods within those years. This guidance may be applied prospectively upon the date of adoption, with retrospective application permitted, but not required. Early adoption is permitted.

The Company will adopt this guidance on January 1, 2012. The Company has not yet determined if it will apply the guidance on a prospective or retrospective basis or the effect of the adoption on the Company's Consolidated Financial Statements. If retrospective application is elected, the adoption could have a material impact on stockholders' equity. If prospective application is elected, there could be a material impact to the Company's Consolidated Statement of Operations as non-deferrable acquisition costs will increase while amortization would continue on the existing DAC balance.

SIGNIFICANT ACCOUNTING POLICIES

The Company's significant accounting policies are described below or are referenced below to the applicable Note where the description is included.

                                                                       Note
--------------------------------------------------------------------------------
ACCOUNTING POLICY
Fair Value                                                                3
Investments and Derivative Instruments                                    4
Reinsurance                                                               5
Deferred Policy Acquisition Costs and Present Value of Future
 Profits                                                                  6
Goodwill and Other Intangible Assets                                      7
Separate Accounts                                                         8
Sales Inducements                                                         9
Commitments and Contingencies                                            10
Income Taxes                                                             11

REVENUE RECOGNITION

For investment and universal life-type contracts, the amounts collected from policyholders are considered deposits and are not included in revenue. Fee income for universal life-type contracts consists of policy charges for policy administration, cost of insurance charges and surrender charges assessed against policyholders' account balances and are recognized in the period in which services are provided. For the Company's traditional life and group disability products premiums are recognized as revenue when due from policyholders.

DIVIDENDS TO POLICYHOLDERS

Policyholder dividends are paid to certain life insurance policyholders. Policies that receive dividends are referred to as participating policies. Such dividends are accrued using an estimate of the amount to be paid based on underlying contractual obligations under policies and applicable state laws.

As of December 31, 2010, 2009, and 2008 3% of the total life insurance policies were participating policies. Dividends to policyholders were $21, $12 and $13 for the years ended December 31, 2010, 2009, and 2008, respectively. There were no additional amounts of income allocated to participating policyholders. If limitations exist on the amount of net income from participating life insurance contracts that may be distributed to stockholder's, the policyholder's share of net income on those contracts that cannot be distributed is excluded from stockholder's equity by a charge to operations and a credit to a liability.

CASH

Cash represents cash on hand and demand deposits with banks or other financial institutions.

OTHER POLICYHOLDER FUNDS AND BENEFITS PAYABLE

The Company has classified its fixed and variable annuities, 401(k), certain governmental annuities, private placement life insurance ("PPLI"), variable universal life insurance, universal life insurance and interest sensitive whole life insurance as universal life-type contracts. The liability for universal life-type contracts is equal to the balance that accrues to the benefit of the policyholders as of the financial statement date (commonly referred to as the account value), including credited interest, amounts that have been assessed to compensate the Company for services to be performed over future periods, and any amounts previously assessed against policyholders that are refundable on termination of the contract.

The Company has classified its institutional and governmental products, without life contingencies, including funding agreements, certain structured settlements and guaranteed investment contracts, as investment contracts. The liability for investment contracts is equal to the balance that accrues to the benefit of the contract holder as of the financial statement date, which includes the accumulation of deposits plus credited interest, less withdrawals and amounts assessed through the financial statement date. Contract holder funds include funding agreements held by Variable Interest Entities issuing medium-term notes.

RESERVE FOR FUTURE POLICY BENEFITS AND UNPAID LOSSES AND LOSS ADJUSTMENT

Liabilities for the Company's group life and disability contracts as well its individual term life insurance policies include amounts for unpaid losses and future policy benefits. Liabilities for unpaid losses include estimates of amounts to fully settle known reported claims as well as claims related to insured events that the Company estimates have been incurred but have not yet been reported. Liabilities for future policy benefits are calculated by the net level premium method using interest, withdrawal and mortality assumptions appropriate at the time the policies were issued. The methods used in determining the liability for unpaid losses and future policy benefits are standard actuarial methods recognized by the American Academy of Actuaries. For the tabular reserves, discount rates are based on the Company's earned investment yield and the morbidity/mortality tables used are standard industry tables modified to reflect the Company's actual experience when appropriate. In particular, for the Company's group disability known claim reserves, the morbidity table for the early durations of claim is based exclusively on the Company's experience, incorporating factors such as gender, elimination period and diagnosis. These reserves are computed such that they are expected to meet the Company's future policy obligations. Future policy benefits are computed at amounts that, with additions from estimated premiums to be received and with interest on such reserves compounded annually at certain assumed rates, are expected to be sufficient to meet the Company's policy obligations at their maturities or in the event of an insured's death. Changes in or deviations from the assumptions used for mortality, morbidity, expected future premiums and interest can significantly affect the Company's reserve levels and related future operations and, as such, provisions for adverse deviation are built into the long-tailed liability assumptions.

Certain contracts classified as universal life-type may also include additional death or other insurance benefit features, such as guaranteed minimum death benefits offered with variable annuity contracts and no lapse guarantees offered with universal life insurance contracts. An additional liability is established for these benefits by estimating the expected present value of the benefits in excess of the projected account value in proportion to the present value of total expected assessments. Excess benefits are accrued as a liability as actual assessments are recorded. Determination of the expected value of excess benefits and assessments are based on a range of scenarios and assumptions including those related to market rates of return and volatility, contract surrender rates and mortality experience. Revisions to assumptions are made consistent with the Company's process for a DAC unlock. For further information, see MD&A, Critical Accounting Estimates, Life Deferred Policy Acquisition Costs and Present Value of Future Benefits.

DISCONTINUED OPERATIONS

The results of operations of a component of the Company that either has been disposed of or is classified as held-for-sale are reported in discontinued operations if the operations and cash flows of the component have been or will be eliminated from the ongoing operations of the Company as a result of the disposal transaction and the Company will not have any significant continuing involvement in the operations of the component after the disposal transaction.

FOREIGN CURRENCY TRANSLATION

Foreign currency translation gains and losses are reflected in stockholders' equity as a component of accumulated other comprehensive income. The Company's foreign subsidiaries' balance sheet accounts are translated at the exchange rates in effect at each year end and income statement accounts are translated at the average rates of exchange prevailing during the year. The national currencies of the international operations are generally their functional currencies.

MUTUAL FUNDS

The Company maintains a retail mutual fund operation, whereby the Company, through wholly-owned subsidiaries, provides investment management and administrative services to The Hartford Mutual Funds, Inc. and The Hartford Mutual Funds II, Inc. (collectively, "mutual funds"), consisting of 52 mutual funds, as of December 31, 2010. The Company charges fees to these mutual funds, which are recorded as revenue by the Company. These mutual funds are registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940.

The mutual funds are owned by the shareholders of those funds and not by the Company. As such, the mutual fund assets and liabilities and related investment returns are not reflected in the Company's Consolidated Financial Statements since they are not assets, liabilities and operations of the Company.

2. SEGMENT INFORMATION

The Company has four reporting segments: Global Annuity, Life Insurance, Retirement Plans, and Mutual Funds, as well as an Other category, as follows:

GLOBAL ANNUITY

Global Annuity offers variable, fixed market value adjusted ("MVA") annuities, structured settlements, single premium immediate annuities, longevity assurance to individuals as well as customized investment, insurance, and income solutions to select markets of institutional investors. Products offered to institutional investors ("IIP") include mutual funds, stable value contracts, institutional annuities (primarily terminal funding cases) and mutual funds owned by institutional investors.

LIFE INSURANCE

Life Insurance sells a variety of life insurance products, including variable universal life, universal life, interest sensitive whole life, term life, and variable private placement life insurance ("PPLI") owned by corporations and high net worth individuals.

RETIREMENT PLANS

Retirement Plans provides products and services to corporations pursuant to
Section 401(k) and products and services to municipalities and not-for-profit organizations under Section 457 and 403(b) of the Internal Revenue Service Code of 1986 as amended ("the IRS Code").

MUTUAL FUNDS

Mutual Funds offers retail mutual funds, investment-only mutual funds and college savings plans under Section 529 of the Code (collectively referred to as non-proprietary) and proprietary mutual fund supporting the insurance products issued by The Hartford.

OTHER CATEGORY

The Company includes in an Other category its leveraged PPLI product line of business, corporate items not directly allocated to any of its reporting segments, intersegment eliminations, direct and assumed guaranteed minimum income benefit ("GMIB"), guaranteed minimum death benefit ("GMDB"), guaranteed minimum accumulation benefit ("GMAB") and guaranteed minimum withdrawal benefit ("GMWB") which is subsequently ceded to an affiliated captive reinsurer, and certain group benefit products, including group life and group disability insurance that is directly written by the Company and for which nearly half is ceded to its parent, Hartford Life and Accident Insurance Company ("HLA").

The accounting policies of the reporting segments are the same as those described in the summary of significant accounting policies in Note 1. The Company evaluates performance of its segments based on revenues, net income and the segment's return on allocated capital. Each operating segment is allocated corporate surplus as needed to support its business.

The Company charges direct operating expenses to the appropriate segment and allocates the majority of indirect expenses to the segments based on an intercompany expense arrangement. Inter-segment revenues primarily occur between the Company's Other category and the reporting segments. These amounts primarily include interest income on allocated surplus and interest charges on excess separate account surplus. Consolidated net investment income is unaffected by such transactions.

The following tables represent summarized financial information concerning the Company's reporting segments.

                                                         AS OF DECEMBER 31,
                                                        2010             2009
--------------------------------------------------------------------------------
ASSETS
 Global Annuity                                        $122,962         $126,326
 Life Insurance                                          63,390           54,376
 Retirement Plans                                        34,153           28,180
 Mutual Funds                                               153              140
 Other                                                   11,094           12,298
                                                     ----------       ----------
                                       TOTAL ASSETS    $231,752         $221,320
                                                     ----------       ----------

                                          FOR THE YEARS ENDED DECEMBER 31,
                                         2010          2009          2008
--------------------------------------------------------------------------------
REVENUES BY PRODUCT LINE REVENUES
EARNED PREMIUMS, FEES, AND OTHER
 CONSIDERATIONS
 GLOBAL ANNUITY
  Individual variable annuity            $1,760        $1,589        $1,981
  Fixed / MVA and other annuity              18            17            (2)
  IIP                                        24           386           929
                                         ------       -------       -------
  Total Global Annuity                    1,802         1,992         2,908
 LIFE INSURANCE
  Variable life                             416           503           374
  Universal life                            367           362           376
  Term life                                  36            37            42
  PPLI                                      174           115           119
                                         ------       -------       -------
  Total Life Insurance                      993         1,017           911
 RETIREMENT PLANS
  401(k)                                    318           286           290
  Government plans                           41            38            48
                                         ------       -------       -------
  Total Retirement Plans                    359           324           338
 MUTUAL FUNDS
  Non-Proprietary                           519           437           553
  Proprietary                                61            --            --
                                         ------       -------       -------
  Total Mutual Funds                        580           437           553
 OTHER                                      332           330           397
                                         ------       -------       -------
  Total premiums, fees, and other
   considerations                         4,066         4,100         5,107
                                         ------       -------       -------
 Net investment income                    2,859         2,848         2,342
 Net realized capital losses               (944)         (876)       (5,763)
                                         ------       -------       -------
                         TOTAL REVENUES  $5,981        $6,072        $1,686
                                         ------       -------       -------
NET INCOME (LOSS) ATTRIBUTABLE TO
 HARTFORD LIFE INSURANCE COMPANY
 Global Annuity                            $231       $(2,620)      $(1,866)
 Life Insurance                             224            28           (22)
 Retirement Plans                            47          (222)         (157)
 Mutual Funds                               129            32            37
 Other                                      113           625        (1,546)
                                         ------       -------       -------
                TOTAL NET INCOME (LOSS)    $744       $(2,157)      $(3,554)
                                         ------       -------       -------
NET INVESTMENT INCOME (LOSS)
 Global Annuity                          $1,808        $1,929        $1,539
 Life Insurance                             485           317           313
 Retirement Plans                           364           315           342
 Mutual Funds                                (1)          (16)          (12)
 Other                                      203           303           160
                                         ------       -------       -------
            TOTAL NET INVESTMENT INCOME  $2,859        $2,848        $2,342
                                         ------       -------       -------
AMORTIZATION OF DEFERRED POLICY
 ACQUISITION AND PRESENT VALUE OF
 FUTURE PROFITS
 Global Annuity                             $15        $3,297        $1,268
 Life Insurance                             122           315           168
 Retirement Plans                            27            56            91
 Mutual Funds                                51            50            86
 Other                                       --            (2)           (3)
                                         ------       -------       -------
              TOTAL AMORTIZATION OF DAC    $215        $3,716        $1,610
                                         ------       -------       -------
INCOME TAX EXPENSE (BENEFIT)
 Global Annuity                             $23       $(1,604)      $(1,196)
 Life Insurance                             103           (27)          (35)
 Retirement Plans                            13          (143)         (133)
 Mutual Funds                                51            20            22
 Other                                       38           355          (838)
                                         ------       -------       -------
     TOTAL INCOME TAX EXPENSE (BENEFIT)    $228       $(1,399)      $(2,180)
                                         ------       -------       -------

3. FAIR VALUE MEASUREMENTS

The following financial instruments are carried at fair value in the Company's Condensed Consolidated Financial Statements: fixed maturity and equity securities, available-for-sale ("AFS"), fixed maturities at fair value using fair value option ("FVO"), equity securities, trading, short-term investments, freestanding and embedded derivatives, separate account assets and certain other liabilities. The following section applies the fair value hierarchy and disclosure requirements for the Company's financial instruments that are carried at fair value. The fair value hierarchy prioritizes the inputs in the valuation techniques used to measure fair value into three broad Levels (Level 1, 2, and 3).

Level 1 Observable inputs that reflect quoted prices for identical assets or liabilities in active markets that the Company has the ability to access at the measurement date. Level 1 securities include highly liquid U.S. Treasuries, money market funds, and exchange traded equity and derivative securities.

Level 2 Observable inputs, other than quoted prices included in Level 1, for the asset or liability or prices for similar assets and liabilities. Most debt securities and some preferred stocks are model priced by vendors using observable inputs and are classified within Level 2. Also included in the Level 2 category are exchange traded equity securities, derivative instruments that are priced using models with observable market inputs, including interest rate, foreign currency and certain credit default swap contracts and have no significant unobservable market inputs.

Level 3 Valuations that are derived from techniques in which one or more of the significant inputs are unobservable (including assumptions about risk). Level 3 securities include less liquid securities such as and/or lower quality asset-backed securities ("ABS") and commercial mortgage-backed securities ("CMBS"), commercial real estate ("CRE") CDOs, residential mortgage-backed securities ("RMBS") primarily below-prime loans, and below investment grade private placement securities. Also included in Level 3 are guaranteed product embedded and reinsurance derivatives and other complex derivatives securities, including customized GMWB hedging derivatives, equity derivatives, longer dated derivatives, swaps with optionality, and certain complex credit derivatives and certain other liabilities. Because Level 3 fair values, by their nature, contain unobservable inputs as there is little or no observable market for these assets and liabilities, considerable judgment is used to determine the Level 3 fair values. Level 3 fair values represent the Company's best estimate of an amount that could be realized in a current market exchange absent actual market exchanges.

In many situations, inputs used to measure the fair value of an asset or liability position may fall into different levels of the fair value hierarchy. In these situations, the Company will determine the level in which the fair value falls based upon the lowest level input that is significant to the determination of the fair value. Transfers of securities among the levels occur at the beginning of the reporting period. Transfers between Level 1 and Level 2 were not material for the year ended December 31, 2010. In most cases, both observable (e.g., changes in interest rates) and unobservable (e.g., changes in risk assumptions) inputs are used in the determination of fair values that the Company has classified within Level 3. Consequently, these values and the related gains and losses are based upon both observable and unobservable inputs. The Company's fixed maturities included in Level 3 are classified as such as they are primarily priced by independent brokers and/or within illiquid markets.

                                                                                 DECEMBER 31, 2010
                                                                    QUOTED PRICES            SIGNIFICANT           SIGNIFICANT
                                                                  IN ACTIVE MARKETS           OBSERVABLE           UNOBSERVABLE
                                                                 FOR IDENTICAL ASSETS           INPUTS                INPUTS
                                                    TOTAL             (LEVEL 1)               (LEVEL 2)             (LEVEL 3)
---------------------------------------------------------------------------------------------------------------------------------
ASSETS ACCOUNTED FOR AT FAIR VALUE ON A
 RECURRING BASIS
Fixed maturities, AFS
 ABS                                                 $2,068                $ --                  $1,660                  $408
 CDOs                                                 1,899                  --                      30                 1,869
 CMBS                                                 5,028                  --                   4,536                   492
 Corporate                                           26,915                  --                  25,429                 1,486
 Foreign government/government agencies               1,002                  --                     962                    40
 States, municipalities and political
  subdivisions ("Municipal")                          1,032                  --                     774                   258
 RMBS                                                 4,118                  --                   3,013                 1,105
 U.S. Treasuries                                      2,772                 248                   2,524                    --
                                                  ---------           ---------                --------              --------
Total fixed maturities                               44,834                 248                  38,928                 5,658
Fixed maturities, FVO                                   639                  --                     128                   511
Equity securities, trading                            2,279               2,279                      --                    --
Equity securities, AFS                                  340                 174                     119                    47
Derivative assets
 Credit derivatives                                     (11)                 --                     (19)                    8
 Equity derivatives                                       2                  --                      --                     2
 Foreign exchange derivatives                           857                  --                     857                    --
 Interest rate derivatives                              (99)                 --                     (63)                  (36)
 Variable annuity hedging derivatives and macro
  hedge program                                         704                   2                      33                   669
                                                  ---------           ---------                --------              --------
Total derivative assets (1)                           1,453                   2                     808                   643
Short-term investments                                3,489                 204                   3,285                    --
Reinsurance recoverable for U.S. GMWB and Japan
 GMWB, GMIB, and GMAB                                 2,002                  --                      --                 2,002
Separate account assets (2)                         153,713             116,703                  35,763                 1,247
                                                  ---------           ---------                --------              --------
   TOTAL ASSETS ACCOUNTED FOR AT FAIR VALUE ON A
                                 RECURRING BASIS   $208,749             119,610                  79,031                10,108
                                                  ---------           ---------                --------              --------
LIABILITIES ACCOUNTED FOR AT FAIR VALUE ON A
 RECURRING BASIS
Other policyholder funds and benefits payable
 Guaranteed living benefits                         $(4,258)               $ --                    $ --               $(4,258)
 Equity linked notes                                     (9)                 --                      --                    (9)
                                                  ---------           ---------                --------              --------
Total other policyholder funds and benefits
 payable                                             (4,267)                 --                      --                (4,267)
Derivative liabilities
 Credit derivatives                                    (401)                 --                     (49)                 (352)
 Equity derivatives                                       2                  --                      --                     2
 Foreign exchange derivatives                           (25)                 --                     (25)                   --
 Interest rate derivatives                              (59)                 --                     (42)                  (17)
 Variable annuity hedging derivatives and macro
  hedge program                                         126                  (2)                    (11)                  139
                                                  ---------           ---------                --------              --------
Total derivative liabilities (3)                       (357)                 (2)                   (127)                 (228)
Other liabilities                                       (37)                 --                      --                   (37)
Consumer notes (4)                                       (5)                 --                      --                    (5)
                                                  ---------           ---------                --------              --------
TOTAL LIABILITIES ACCOUNTED FOR AT FAIR VALUE ON
                               A RECURRING BASIS    $(4,666)                $(2)                  $(127)              $(4,537)
                                                  ---------           ---------                --------              --------

(1) Includes over-the-counter derivative instruments in a net asset value position which may require the counterparty to pledge collateral to the Company. At December 31, 2010, $962 was the amount of cash collateral liability that was netted against the derivative asset value on the Consolidated Balance Sheet, and is excluded from the table above. For further information on derivative liabilities, see below in this Note 3.

(2) As of December 31, 2010 excludes approximately $6 billion of investment sales receivable that are not subject to fair value accounting.

(3) Includes over-the-counter derivative instruments in a net negative market value position (derivative liability). In the Level 3 roll forward table included below in this Note, the derivative asset and liability are referred to as "freestanding derivatives" and are presented on a net basis.

(4) Represents embedded derivatives associated with non-funding agreement-backed consumer equity-linked notes.

                                                                             DECEMBER 31, 2009
                                                                QUOTED PRICES            SIGNIFICANT           SIGNIFICANT
                                                              IN ACTIVE MARKETS           OBSERVABLE           UNOBSERVABLE
                                                             FOR IDENTICAL ASSETS           INPUTS                INPUTS
                                                TOTAL             (LEVEL 1)               (LEVEL 2)             (LEVEL 3)
---------------------------------------------------------------------------------------------------------------------------------
ASSETS ACCOUNTED FOR AT FAIR VALUE ON A
 RECURRING BASIS
Fixed maturities, AFS
 ABS                                             $1,903                $ --                  $1,406                  $497
 CDOs                                             2,165                  --                      56                 2,109
 CMBS                                             5,365                  --                   5,096                   269
 Corporate                                       23,667                  --                  18,428                 5,239
 Foreign government/government agencies             846                  --                     766                    80
 States, municipalities and political
  subdivisions ("Municipal")                        780                  --                     562                   218
 RMBS                                             3,336                  --                   2,341                   995
 U.S. Treasuries                                  2,341                 325                   2,016                    --
                                              ---------           ---------                --------              --------
Total fixed maturities, AFS                      40,403                 325                  30,671                 9,407
Equity securities, trading                        2,443               2,443                      --                    --
Equity securities, AFS                              419                 113                     274                    32
Other investments
 Variable annuity hedging derivatives and
  macro hedge program                               212                   8                      16                   188
 Other derivatives (1)                                8                  --                      (4)                   12
                                              ---------           ---------                --------              --------
Total other investments                             220                   8                      12                   200
Short-term investments                            5,128               3,785                   1,343                    --
Reinsurance recoverable for U.S. GMWB and
 Japan GMWB, GMIB, and GMAB                       1,108                  --                      --                 1,108
Separate account assets (3)                     147,418             112,863                  33,593                   962
                                              ---------           ---------                --------              --------
 TOTAL ASSETS ACCOUNTED FOR AT FAIR VALUE ON
                           A RECURRING BASIS   $197,139            $119,537                 $65,893               $11,709
                                              ---------           ---------                --------              --------
LIABILITIES ACCOUNTED FOR AT FAIR VALUE ON A
 RECURRING BASIS
Other policyholder funds and benefits
 payable
 Guaranteed living benefits                     $(3,439)               $ --                    $ --               $(3,439)
 Institutional notes                                 (2)                 --                      --                    (2)
 Equity linked notes                                (10)                 --                      --                   (10)
                                              ---------           ---------                --------              --------
Total other policyholder funds and benefits
 payable                                         (3,451)                 --                      --                (3,451)
Other liabilities (4)
 Variable annuity hedging derivatives and
  macro hedge program                               158                  (2)                   (178)                  338
Other derivative liabilities                        (45)                 --                     125                  (170)
                                              ---------           ---------                --------              --------
Total other liabilities                             113                  (2)                    (53)                  168
Consumer notes (5)                                   (5)                 --                      --                    (5)
                                              ---------           ---------                --------              --------
     TOTAL LIABILITIES ACCOUNTED FOR AT FAIR
                  VALUE ON A RECURRING BASIS    $(3,343)                $(2)                   $(53)              $(3,288)
                                              ---------           ---------                --------              --------

(1) Includes over-the-counter derivative instruments in a net asset value position which may require the counterparty to pledge collateral to the Company. At December 31, 2009, $104 was the amount of cash collateral liability that was netted against the derivative asset value on the Consolidated Balance Sheet, and is excluded from the table above. See footnote 3 below for derivative liabilities.

(2) Includes fair value of reinsurance recoverables of approximately $761 related to a transaction entered into on October 1, 2009 with an affiliated captive reinsurer. Please see Note 16 Transactions with Affiliates for more information.

(3) As of December 31, 2009 excludes approximately $3 billion of investment sales receivable that are not subject to fair value accounting.

(4) Includes over-the-counter derivative instruments in a net negative market value position (derivative liability). In the Level 3 roll forward table included below in this Note, the derivative asset and liability are referred to as "freestanding derivatives" and are presented on a net basis.

(5) Represents embedded derivatives associated with non-funding agreement-backed consumer equity-linked notes.

DETERMINATION OF FAIR VALUES

The valuation methodologies used to determine the fair values of assets and liabilities under the "exit price" notion, reflect market-participant objectives and are based on the application of the fair value hierarchy that prioritizes relevant observable market inputs over unobservable inputs. The Company determines the fair values of certain financial assets and financial liabilities based on quoted market prices where available and where prices represent a reasonable estimate of fair value. The Company also determines fair value based on future cash flows discounted at the appropriate current market rate. Fair values reflect adjustments for counterparty credit quality, the Company's default spreads, liquidity and, where appropriate, risk margins on unobservable parameters. The following is a discussion of the methodologies used to determine fair values for the financial instruments listed in the above tables.

AVAILABLE-FOR-SALE SECURITIES, FIXED MATURITIES, FVO, EQUITY SECURITIES, TRADING, AND SHORT-TERM INVESTMENTS

The fair value of AFS securities, fixed maturities, FVO, equity securities, trading, and short-term investments in an active and orderly market (e.g. not distressed or forced liquidation) is determined by management after considering one of three primary sources of information: third party pricing services, independent broker quotations or pricing matrices. Security pricing is applied using a "waterfall" approach whereby publicly available prices are first sought from third party pricing services, the remaining unpriced securities are submitted to independent brokers for prices, or lastly, securities are priced using a pricing matrix. Based on the typical trading volumes and the lack of quoted market prices for fixed maturities, third party pricing services will normally derive the security prices from recent reported trades for identical or similar securities making adjustments through the reporting date based upon available market observable information as outlined above. If there are no recently reported trades, the third party pricing services and independent brokers may use matrix or model processes to develop a security price where future cash flow expectations are developed based upon collateral performance and discounted at an estimated market rate. Included in the pricing of ABS and RMBS are estimates of the rate of future prepayments of principal over the remaining life of the securities. Such estimates are derived based on the characteristics of the underlying structure and prepayment speeds previously experienced at the interest rate levels projected for the underlying collateral. Actual prepayment experience may vary from these estimates.

Prices from third-party pricing services are often unavailable for securities that are rarely traded or are traded only in privately negotiated transactions. As a result, certain securities are priced via independent broker quotations which utilize inputs that may be difficult to corroborate with observable market based data. Additionally, the majority of these independent broker quotations are non-binding.

A pricing matrix is used to price private placement securities for which the Company is unable to obtain either a price from a third-party pricing service by discounting the expected future cash flows from the security by a developed market discount rate utilizing current credit spreads. Credit spreads are developed each month using market based data for public securities adjusted for credit spread differentials between public and private securities which are obtained from a survey of multiple private placement brokers. The appropriate credit spreads determined through this survey approach are based upon the issuer's financial strength and term to maturity, utilizing an independent public security index and trade information and adjusting for the non-public nature of the securities. For the quarter ended September 30, 2010, the Company compared the results of the private placement pricing model to actual trades, as well as to third party broker quotes and determined that the pricing model results were consistent with market observable data for investment grade private placement securities. As a result, the Company reclassified investment grade private placement securities from Level 3 to Level 2. Below investment grade private placement securities remain classified as Level 3.

The Company performs a monthly analysis of the prices and credit spreads received from third parties to ensure that the prices represent a reasonable estimate of the fair value. As a part of this analysis, the Company considers trading volume and other factors to determine whether the decline in market activity is significant when compared to normal activity in an active market, and if so, whether transactions may not be orderly considering the weight of available evidence. If the available evidence indicates that pricing is based upon transactions that are stale or not orderly, the Company places little, if any, weight on the transaction price and will estimate fair value utilizing an internal pricing model. This process involves quantitative and qualitative analysis and is overseen by investment and accounting professionals. Examples of procedures performed include, but are not limited to, initial and on-going review of third party pricing services' methodologies, review of pricing statistics and trends, back testing recent trades, and monitoring of trading volumes, new issuance activity and other market activities. In addition, the Company ensures that prices received from independent brokers represent a reasonable estimate of fair value through the use of internal and external cash flow models developed based on spreads, and when available, market indices. As a result of this analysis, if the Company determines that there is a more appropriate fair value based upon the available market data, the price received from the third party is adjusted accordingly. The Company's internal pricing model utilizes the Company's best estimate of expected future cash flows discounted at a rate of return that a market participant would require. The significant inputs to the model include, but are not limited to, current market inputs, such as credit loss assumptions, estimated prepayment speeds and market risk premiums.

The Company has analyzed the third-party pricing services' valuation methodologies and related inputs, and has also evaluated the various types of securities in its investment portfolio to determine an appropriate fair value hierarchy level based upon trading activity and the observability of market inputs. Most prices provided by third party pricing services are classified into Level 2 because the inputs used in pricing the securities are market observable. Due to a general lack of transparency in the process that brokers use to develop prices, most valuations that are based on brokers' prices are classified as Level 3. Some valuations may be classified as Level 2 if the price can be corroborated with observable market data.

DERIVATIVE INSTRUMENTS, INCLUDING EMBEDDED DERIVATIVES WITHIN INVESTMENTS

Derivative instruments are fair valued using pricing valuation models; that utilize independent market data inputs, quoted market prices for exchange-traded derivatives, or independent broker quotations. Excluding embedded and reinsurance related derivatives, as of December 31, 2010 and 2009, 97% and 96%, respectively, of derivatives, based upon notional values, were priced by valuation models or quoted market prices. The remaining derivatives were priced by broker quotations. The Company performs a monthly analysis on derivative valuations which includes both quantitative and qualitative analysis. Examples of procedures performed include, but are not limited to, review of pricing statistics and trends, back testing recent trades, analyzing the impacts of changes in the market environment, and review of changes in market value for each derivative including those derivatives priced by brokers.

The Company utilizes derivative instruments to manage the risk associated with certain assets and liabilities. However, the derivative instrument may not be classified with the same fair value hierarchy level as the associated assets and liabilities. Therefore the realized and unrealized gains and losses on derivatives reported in Level 3 may not reflect the offsetting impact of the realized and unrealized gains and losses of the associated assets and liabilities.

VALUATION TECHNIQUES AND INPUTS FOR INVESTMENTS

Generally, the Company determines the estimated fair value of its AFS securities, fixed maturities, FVO, equity securities, trading, and short-term investments using the market approach. The income approach is used for securities priced using a pricing matrix, as well as for derivative instruments. For Level 1 investments, which are comprised of on-the-run U.S. Treasuries, exchange-traded equity securities, short-term investments, and exchange traded futures and option contracts, valuations are based on observable inputs that reflect quoted prices for identical assets in active markets that the Company has the ability to access at the measurement date.

For most of the Company's debt securities, the following inputs are typically used in the Company's pricing methods: reported trades, benchmark yields, bids and/or estimated cash flows. For securities except U.S. Treasuries, inputs also include issuer spreads, which may consider credit default swaps. Derivative instruments are valued using mid-market inputs that are predominantly observable in the market.

A description of additional inputs used in the Company's Level 2 and Level 3 measurements is listed below:

Level 2 The fair values of most of the Company's Level 2 investments are determined by management after considering prices received from third party pricing services. These investments include most fixed maturities and preferred stocks, including those reported in separate account assets.
          - ABS, CDOS, CMBS AND RMBS -- Primary inputs also include monthly payment information, collateral performance, which varies by vintage year and includes delinquency rates, collateral valuation loss severity rates, collateral refinancing assumptions, credit default swap indices and, for ABS and RMBS, estimated prepayment rates.

          - CORPORATES - Primary inputs also include observations of credit default swap curves related to the issuer.
          - FOREIGN GOVERNMENT/GOVERNMENT AGENCIES -- Primary inputs also include observations of credit default swap curves related to the issuer and political events in emerging markets.
          - MUNICIPALS - Primary inputs also include Municipal Securities
          Rulemaking Board reported trades and material event notices, and issuer financial statements.
          - SHORT-TERM INVESTMENTS - Primary inputs also include material event notices and new issue money market rates.
          - EQUITY SECURITIES, TRADING -- Consist of investments in mutual funds. Primary inputs include net asset values obtained from third party pricing services.
          - CREDIT DERIVATIVES -Significant inputs primarily include the swap yield curve and credit curves.
          - FOREIGN EXCHANGE DERIVATIVES - Significant inputs primarily include the swap yield curve, currency spot and forward rates, and cross currency basis curves.
          - INTEREST RATE DERIVATIVES - Significant input is primarily the swap yield curve.
Level 3 Most of the Company's securities classified as Level 3 are valued based on brokers' prices. Certain long-dated securities are priced based on third party pricing services, including municipal securities and foreign government/government agencies, as well as bank loans and below investment grade private placement securities. Primary inputs for these long-dated securities are consistent with the typical inputs used in Level 1 and Level 2 measurements noted above, but include benchmark interest rate or credit spread assumptions that are not observable in the marketplace. Also included in Level 3 are certain derivative instruments that either have significant unobservable inputs or are valued based on broker quotations.
          Significant inputs for these derivative contracts primarily include the typical inputs used in the Level 1 and Level 2 measurements noted above, but also may include the following:
          - CREDIT DERIVATIVES - Significant unobservable inputs may include credit correlation and swap yield curve and credit curve extrapolation beyond observable limits.
          - EQUITY DERIVATIVES - Significant unobservable inputs may include equity volatility.
          - INTEREST RATE CONTRACTS - Significant unobservable inputs may include swap yield curve extrapolation beyond observable limits and interest rate volatility.

PRODUCT DERIVATIVES

The Company currently offers certain variable annuity products with a guaranteed minimum withdrawal benefit ("GMWB") rider in the U.S., and formerly offered GMWBs in the U.K. The Company has also assumed, through reinsurance, from HLIKK GMIB, GMWB and GMAB. As of October 1, 2009 the Company has subsequently ceded the GMWB and assumed reinsurance from HLIKK to an affiliated captive reinsurer. The GMWB represents an embedded derivative in the variable annuity contract. When it is determined that (1) the embedded derivative possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract, and (2) a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is bifurcated from the host for measurement purposes. The embedded derivative, which is reported with the host instrument in theConsolidated Balance Sheets, is carried at fair value with changes in fair value reported in net realized capital gains and losses. The Company's GMWB liability is carried at fair value and reported in other policyholder funds.

In valuing the embedded derivative, the Company attributes to the derivative a portion of the fees collected from the contract holder equal to the present value of future GMWB claims (the "Attributed Fees"). All changes in the fair value of the embedded derivative are recorded in net realized capital gains and losses. The excess of fees collected from the contract holder over the Attributed Fees are associated with the host variable annuity contract reported in fee income.

The reinsurance assumed on the HLIKK GMIB, GMWB, and GMAB and ceded to an affiliated captive reinsurer meet the characteristics of a free-standing derivative instrument. As a result, the derivative asset or liability is recorded at fair value with changes in the fair value reported in net realized capital gains and losses.

U.S. GMWB CEDED REINSURANCE DERIVATIVE

The fair value of the U.S. GMWB reinsurance derivative is calculated as an aggregation of the components described in the Living Benefits Required to be Fair Valued discussion below and is modeled using significant unobservable policyholder behavior inputs, identical to those used in calculating the underlying liability, such as lapses, fund selection, resets and withdrawal utilization and risk margins.

During 2009, the Company entered into a reinsurance arrangement with an affiliated captive reinsurer to transfer a portion of its risk of loss associated with direct US GMWB and assumed HLIKK GMIB, GMWB, and GMAB. This arrangement is recognized as a derivative and carried at fair value in reinsurance recoverables. Changes in the fair value of the reinsurance agreement are reported in net realized capital gains and losses. Please see Note 16 for more information on this transaction.

ADOPTION OF FAIR VALUE ACCOUNTING

The impact on January 1, 2008 of adopting fair value measurement guidance for guaranteed benefits and the related reinsurance was a reduction to net income of $311, after the effects of DAC amortization and income taxes.

The adoption of fair value accounting resulted in lower variable annuity fee income for new business issued as Attributed Fees increased consistent with incorporating additional risk margins and other indicia of "exit value" in the valuation of the embedded derivative. The level of Attributed Fees for new business each quarter also depends on the level of equity index volatility, as well as other factors, including interest rates. As equity index volatility increased, interest rates have declined and fees ascribed to new business cohorts issued have risen to levels above the rider fee for most products. The extent of any excess of Attributed Fee over rider fee will vary by product.

SEPARATE ACCOUNT ASSETS

Separate account assets are primarily invested in mutual funds but also have investments in fixed maturity and equity securities. The separate account investments are valued in the same manner, and using the same pricing sources and inputs, as the fixed maturity, equity security, and short-term investments of the Company.

LIVING BENEFITS REQUIRED TO BE FAIR VALUED (IN OTHER POLICYHOLDER FUNDS AND BENEFITS PAYABLE)

Fair values for GMWB and guaranteed minimum accumulation benefit ("GMAB") contracts are calculated using the income approach based upon internally developed models because active, observable markets do not exist for those items. The fair value of the Company's guaranteed benefit liabilities, classified as embedded derivatives, and the related reinsurance and customized freestanding derivatives is calculated as an aggregation of the following components: Best Estimate Claims Costs calculated based on actuarial and capital market assumptions related to projected cash flows over the lives of the contracts; Credit Standing Adjustment; and Margins representing an amount that market participants would require for the risk that the Company's assumptions about policyholder behavior could differ from actual experience. The resulting aggregation is reconciled or calibrated, if necessary, to market information that is, or may be, available to the Company, but may not be observable by other market participants, including reinsurance discussions and transactions. The Company believes the aggregation of these components, as necessary and as reconciled or calibrated to the market information available to the Company, results in an amount that the Company would be required to transfer or receive, for an asset, to or from market participants in an active liquid market, if one existed, for those market participants to assume the risks associated with the guaranteed minimum benefits and the related reinsurance and customized derivatives. The fair value is likely to materially diverge from the ultimate settlement of the liability as the Company believes settlement will be based on our best estimate assumptions rather than those best estimate assumptions plus risk margins. In the absence of any transfer of the guaranteed benefit liability to a third party, the release of risk margins is likely to be reflected as realized gains in future periods' net income. Each component described below is unobservable in the marketplace and requires subjectivity by the Company in determining their value.

BEST ESTIMATE CLAIMS COSTS

The Best Estimate Claims Costs is calculated based on actuarial and capital market assumptions related to projected cash flows, including the present value of benefits and related contract charges, over the lives of the contracts, incorporating expectations concerning policyholder behavior such as lapses, fund selection, resets and withdrawal utilization (for the customized derivatives, policyholder behavior is prescribed in the derivative contract). Because of the dynamic and complex nature of these cash flows, best estimate assumptions and a Monte Carlo stochastic process involving the generation of thousands of scenarios that assume risk neutral returns consistent with swap rates and a blend of observable implied index volatility levels were used. Estimating these cash flows involves numerous estimates and subjective judgments including those regarding expected markets rates of return, market volatility, correlations of market index returns to funds, fund performance, discount rates and various actuarial assumptions for policyholder behavior which emerge over time.

At each valuation date, the Company assumes expected returns based on:

- risk-free rates as represented by the Eurodollar futures, LIBOR deposits and swap rates to derive forward curve rates;

- market implied volatility assumptions for each underlying index based primarily on a blend of observed market "implied volatility" data;

- correlations of historical returns across underlying well known market indices based on actual observed returns over the ten years preceding the valuation date; and

-   three years of history for fund regression.

As many guaranteed benefit obligations are relatively new in the marketplace, actual policyholder behavior experience is limited. As a result, estimates of future policyholder behavior are subjective and based on analogous internal and external data. As markets change, mature and evolve and actual policyholder behavior emerges, management continually evaluates the appropriateness of its assumptions for this component of the fair value model.

On a daily basis, the Company updates capital market assumptions used in the GMWB liability model such as interest rates and equity indices. On a weekly basis, the blend of implied equity index volatilities are updated. The Company continually monitors various aspects of policyholder behavior and may modify certain of its assumptions, including living benefit lapses and withdrawal rates, if credible emerging data indicates that changes are warranted. At a minimum, all policyholder behavior assumptions are reviewed and updated, as appropriate, in conjunction with the completion of the Company's comprehensive study to refine its estimate of future gross profits during the third quarter of each year.

CREDIT STANDING ADJUSTMENT

This assumption makes an adjustment that market participants would make, in determining fair value, to reflect the risk that guaranteed benefit obligations or the GMWB reinsurance recoverables will not be fulfilled ("nonperformance risk"). As a result of sustained volatility in the Company's credit default spreads, during 2009 the Company changed its estimate of the Credit Standing Adjustment to incorporate a blend of observable Company and reinsurer credit default spreads from capital markets, adjusted for market recoverability. Prior to the first quarter of 2009, the Company calculated the Credit Standing Adjustment by using default rates published by rating agencies, adjusted for market recoverability. For the year ended December 30, 2010, 2009 and 2008, the credit standing adjustment assumption, net of reinsurance and exclusive of the impact of the credit standing adjustment on other market sensitivities, resulted in pre-tax realized gains (losses) of $(8), $(263) and $10, respectively.

MARGINS

The behavior risk margin adds a margin that market participants would require for the risk that the Company's assumptions about policyholder behavior could differ from actual experience. The behavior risk margin is calculated by taking the difference between adverse policyholder behavior assumptions and best estimate assumptions.

Assumption updates, including policyholder behavior assumptions, affected best estimates and margins for a total pre-tax realized gains (losses) of approximately $45, $231, and $470 for the year ended December, 31, 2010, 2009 and 2008, respectively.

In addition to the non-market-based updates described above, the Company recognized non-market-based updates driven by the relative outperformance (underperformance) of the underlying actively managed funds as compared to their respective indices resulting in before-tax realized gains/(losses) of approximately $31, $481 and $(355) for the year ended December 31, 2010, 2009 and 2008, respectively.

ASSETS AND LIABILITIES MEASURED AT FAIR VALUE ON A RECURRING BASIS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)

The tables below provide a fair value roll forward for the twelve months ending December 31, 2010, 2009 and 2008, for the financial instruments classified as Level 3.

ROLL-FORWARD OF FINANCIAL INSTRUMENTS MEASURED AT FAIR VALUE ON A RECURRING BASIS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3) FOR THE TWELVE MONTHS FROM JANUARY 1, 2010 TO DECEMBER 31, 2010

                                                                  TOTAL
                                                           REALIZED/UNREALIZED
                                                              GAINS (LOSSES)
                                  FAIR VALUE                   INCLUDED IN:                 PURCHASES,
                                     AS OF              NET                                 ISSUANCES,
                                  JANUARY 1,          INCOME                                    AND
                                     2010            (1)(2)(8)              OCI (3)         SETTLEMENTS
---------------------------------------------------------------------------------------------------------
ASSET (LIABILITY)
ASSETS
Fixed maturities, AFS
 ABS                                   $497             $(16)                   $71             $(59)
 CDO                                  2,109             (124)                   467             (187)
 CMBS                                   269              (98)                   327             (157)
 Corporate                            5,239              (10)                   193              (66)
 Foreign govt./govt. agencies            80               --                      1               (8)
 Municipal                              218                1                     24               19
 RMBS                                   995              (38)                   228             (129)
                                    -------            -----                 ------            -----
 Total fixed maturities, AFS          9,407             (285)                 1,311             (587)
Fixed maturities, FVO                    --               74                     --              (10)
Equity securities, AFS                   32               (3)                     7               11
Derivatives
 Credit derivatives                    (161)             104                     --                3
 Equity derivatives                      (2)               6                     --               --
 Interest rate derivatives                5               (3)                    --              (44)
 Variable annuity hedging
  derivatives and macro hedge
  program                               526             (415)                    --              701
 Total derivatives (5)                  368             (308)                    --              660
Reinsurance recoverable for
 U.S.
 GMWB and Japan GMWB, GMIB,
 and GMAB (1),(7),(9)                 1,108              182                    260              452
Separate accounts (6)                   962              142                     --              314
                                    -------            -----                 ------            -----
LIABILITIES
Other policyholder funds and
 benefits payable (1)
 Guaranteed living benefits
  (8)                               $(3,439)           $(259)                 $(307)           $(253)
 Institutional notes                     (2)               2                     --               --
 Equity linked notes                    (10)              --                     --                1
                                    -------            -----                 ------            -----
 Total other policyholder
  funds and benefits payable
  (1)                                (3,451)            (257)                  (307)            (252)
Other derivative liabilities
Other liabilities                        --              (26)                    --               --
Consumer notes                           (5)              --                     --               --
                                    -------            -----                 ------            -----

                                                                                         CHANGES IN UNREALIZED
                                                                                        GAINS (LOSSES) INCLUDED
                                                                                        IN NET INCOME RELATED TO
                                                                       FAIR VALUE        FINANCIAL INSTRUMENTS
                                  TRANSFERS          TRANSFERS            AS OF              STILL HELD AT
                                    IN TO             OUT OF          DECEMBER 31,            DECEMBER 31,
                                 LEVEL 3 (4)        LEVEL 3 (4)           2010                  2010 (2)
-----------------------------  ----------------------------------------------------------------------------------
ASSET (LIABILITY)
ASSETS
Fixed maturities, AFS
 ABS                                   $40              $(125)              $408                   $(6)
 CDO                                    42               (438)             1,869                  (130)
 CMBS                                  267               (116)               492                   (58)
 Corporate                             800             (4,670)             1,486                   (20)
 Foreign govt./govt. agencies           --                (33)                40                    --
 Municipal                              --                 (4)               258                    --
 RMBS                                  102                (53)             1,105                   (35)
                                    ------            -------            -------                 -----
 Total fixed maturities, AFS         1,251             (5,439)             5,658                  (249)
Fixed maturities, FVO                  447                 --                511                    71
Equity securities, AFS                  --                 --                 47                    (3)
Derivatives
 Credit derivatives                   (290)                --               (344)                  103
 Equity derivatives                     --                 --                  4                     6
 Interest rate derivatives              --                (11)               (53)                  (23)
 Variable annuity hedging
  derivatives and macro hedge
  program                               --                 (4)               808                  (382)
 Total derivatives (5)                (290)               (15)               415                  (296)
Reinsurance recoverable for
 U.S.
 GMWB and Japan GMWB, GMIB,
 and GMAB (1),(7),(9)                   --                 --              2,002                   182
Separate accounts (6)                   14               (185)             1,247                    20
                                    ------            -------            -------                 -----
LIABILITIES
Other policyholder funds and
 benefits payable (1)
 Guaranteed living benefits
  (8)                                    $                  $            $(4,258)                $(259)
 Institutional notes                    --                 --                 --                     2
 Equity linked notes                    --                 --                 (9)                   --
                                    ------            -------            -------                 -----
 Total other policyholder
  funds and benefits payable
  (1)                                   --                 --             (4,267)                 (257)
Other derivative liabilities
Other liabilities                      (11)                --                (37)                   --
Consumer notes                          --                 --                 (5)                   --
                                    ------            -------            -------                 -----

(1) The Company classifies gains and losses on GMWB reinsurance derivatives and Guaranteed Living Benefit embedded derivatives as unrealized gains (losses) for purposes of disclosure in this table because it is impracticable to track on a contract-by-contract basis the realized gains (losses) for these derivatives and embedded derivatives.

(2) All amounts in these columns are reported in net realized capital gains (losses) except for less than $1, which is reported in benefits, losses and loss adjustment expenses. All amounts are before income taxes and amortization of DAC.

(3)  All amounts are before income taxes and amortization of DAC.

(4) Transfers in and/or (out) of Level 3 are primarily attributable to the reclassification of investment grade private placement securities, changes in the availability of market observable information, the re-evaluation of the observability of pricing inputs and the election of fair value option for investments containing an embedded credit derivative. Transfers in also include the consolidation of additional VIEs due to the adoption of new accounting guidance on January 1, 2010.

(5) Derivative instruments are reported in this table on a net basis for asset/(liability) positions and reported in the Consolidated Balance Sheet in other investments and other liabilities.

(6) The realized/unrealized gains (losses) included in net income for separate account assets are offset by an equal amount for separate account liabilities, which results in a net zero impact on net income for the Company.

(7) Includes fair value of reinsurance recoverables of approximately $1.7 billion related to a transaction entered into with an affiliated captive reinsurer. Please see Note 16 Transactions with Affiliates for more information.

(8) Includes both market and non-market impacts in deriving realized and unrealized gains (losses)

(9) During July 2008, the Company reinsured, with a third party, U.S. GMWB risks associated with approximately $7.8 billion of account value sold between 2003 and 2006. The reinsurance agreement is an 80% quota-share agreement. The third party's financial strength is rated A+ by A.M. Best, AA- by Standard and Poor's and Aa2 by Moody's. The reinsurance agreement will be accounted for as a freestanding derivative

ROLL-FORWARD OF FINANCIAL INSTRUMENTS MEASURED AT FAIR VALUE ON A RECURRING BASIS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3) FOR THE TWELVE MONTHS FROM JANUARY 1, 2009 TO DECEMBER 31, 2009

                                                                   TOTAL
                                                            REALIZED/UNREALIZED
                                                               GAINS (LOSSES)
                                  FAIR VALUE                    INCLUDED IN:                   PURCHASES,
                                     AS OF               NET                                   ISSUANCES,
                                  JANUARY 1,           INCOME                                     AND
                                     2009             (1)(2)(8)               OCI (3)         SETTLEMENTS
------------------------------------------------------------------------------------------------------------
ASSET (LIABILITY)
ASSETS
Fixed maturities, AFS
 ABS                                   $429               $(39)                  $148              $(21)
 CDO                                  1,981               (426)                   720              (118)
 CMBS                                   263               (170)                   196               (53)
 Corporate                            4,421                (56)                   723               552
 Foreign govt./govt. agencies            74                 --                     --                19
 Municipal                              155                 --                      4                29
 RMBS                                 1,419               (344)                   136              (174)
                                    -------            -------                 ------            ------
 Total fixed maturities, AFS          8,742             (1,035)                 1,927               234
Equity securities, AFS                   59                 (1)                     8                (1)
 Derivatives (5)
  Variable annuity hedging
   derivatives and macro
   hedge program                      2,774             (1,643)                    --              (605)
  Other freestanding
   derivatives                         (234)                73                     (4)               16
                                    -------            -------                 ------            ------
 Total freestanding
  derivatives                         2,540             (1,570)                    (4)             (589)
Reinsurance recoverable for
 U.S. GMWB and Japan GMWB,
 GMIB, and GMAB (1),(7),(9)           1,302             (1,565)                   (51)            1,422
Separate accounts (6)                   786                (65)                    --               344
                                    -------            -------                 ------            ------
LIABILITIES
Other policyholder funds and
 benefits payable (1)
 Guaranteed living benefits         $(9,206)            $5,833                   $174             $(240)
 Institutional notes                    (41)                39                     --                --
 Equity linked notes                     (8)                (2)                    --                --
                                    -------            -------                 ------            ------
Total other policyholder
 funds and benefits payable
 (1)                                 (9,255)             5,870                    174              (240)
Consumer notes                           (5)                --                     --                --
                                    -------            -------                 ------            ------

                                                                     CHANGES IN UNREALIZED
                                                                    GAINS (LOSSES) INCLUDED
                                                                   IN NET INCOME RELATED TO
                                                   FAIR VALUE        FINANCIAL INSTRUMENTS
                                TRANSFERS IN          AS OF              STILL HELD AT
                                AND/OR (OUT)      DECEMBER 31,           DECEMBER 31,
                               OF LEVEL 3 (4)         2009                   2009
-----------------------------  -------------------------------------------------------------
ASSET (LIABILITY)
ASSETS
Fixed maturities, AFS
 ABS                                 $(20)              $497                   $(29)
 CDO                                  (48)             2,109                   (382)
 CMBS                                  33                269                    (37)
 Corporate                           (401)             5,239                    (45)
 Foreign govt./govt. agencies         (13)                80                     --
 Municipal                             30                218                     --
 RMBS                                 (42)               995                   (220)
                                    -----            -------                -------
 Total fixed maturities, AFS         (461)             9,407                   (713)
Equity securities, AFS                (33)                32                     (1)
 Derivatives (5)
  Variable annuity hedging
   derivatives and macro
   hedge program                       --                526                 (1,170)
  Other freestanding
   derivatives                         (9)              (158)                   129
                                    -----            -------                -------
 Total freestanding
  derivatives                          (9)               368                 (1,041)
Reinsurance recoverable for
 U.S. GMWB and Japan GMWB,
 GMIB, and GMAB (1),(7),(9)            --              1,108                 (1,565)
Separate accounts (6)                (103)               962                    (38)
                                    -----            -------                -------
LIABILITIES
Other policyholder funds and
 benefits payable (1)
 Guaranteed living benefits          $ --            $(3,439)                $5,833
 Institutional notes                   --                 (2)                    39
 Equity linked notes                   --                (10)                    (2)
                                    -----            -------                -------
Total other policyholder
 funds and benefits payable
 (1)                                   --             (3,451)                 5,870
Consumer notes                         --                 (5)                    --
                                    -----            -------                -------

(1) The Company classifies gains and losses on GMWB reinsurance derivatives and Guaranteed Living Benefit embedded derivatives as unrealized gains (losses) for purposes of disclosure in this table because it is impracticable to track on a contract-by-contract basis the realized gains (losses) for these derivatives and embedded derivatives.

(2) All amounts in these columns are reported in net realized capital gains (losses) except for $3, which is reported in benefits, losses and loss adjustment expenses. All amounts are before income taxes and amortization of DAC.

(3)  All amounts are before income taxes and amortization of DAC.

(4) Transfers in and/or (out) of Level 3 are attributable to a change in the availability of market observable information and re-evaluation of the observability of pricing inputs primarily for certain long-dated corporate bonds and preferred stocks.

(5) Derivative instruments are reported in this table on a net basis for asset/(liability) positions and reported in the Consolidated Balance Sheet in other investments and other liabilities.

(6) The realized/unrealized gains (losses) included in net income for separate account assets are offset by an equal amount for separate account liabilities, which results in a net zero impact on net income for the Company.

(7) Includes fair value of reinsurance recoverables of approximately $761 related to a transaction entered into on October 1, 2009 with an affiliated captive reinsurer. Please see Note 16 Transactions with Affiliates for more information.

(8) Includes both market and non-market impacts in deriving realized and unrealized gains (losses)

(9) During July 2008, the Company reinsured, with a third party, U.S. GMWB risks associated with approximately $7.8 billion of account value sold between 2003 and 2006. The reinsurance agreement is an 80% quota-share agreement. The third party's financial strength is rated A+ by A.M. Best, AA- by Standard and Poor's and Aa2 by Moody's. The reinsurance agreement will be accounted for as a freestanding derivative

ROLL-FORWARD OF FINANCIAL INSTRUMENTS MEASURED AT FAIR VALUE ON A RECURRING BASIS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3) FOR THE TWELVE MONTHS FROM JANUARY 1, 2008 TO DECEMBER 31, 2008

                                                                         TOTAL
                                                                  REALIZED/UNREALIZED
                                                                    GAINS (LOSSES)
                                       FAIR VALUE                    INCLUDED IN:                    PURCHASES,
                                          AS OF                    NET                               ISSUANCES,
                                       JANUARY 1,                INCOME                                  AND
                                          2008                (1),(2),(11)          OCI (3)          SETTLEMENTS
------------------------------------------------------------------------------------------------------------------------
ASSET (LIABILITY)
ASSETS
Fixed maturities                         $13,558                   $(659)           $(3,382)              $526
Equity securities, AFS                       563                       1                (27)                 3
Freestanding derivatives (4)
 Variable annuity hedging
  derivatives and macro hedge
  program                                    673                   2,096                 --                  5
 Other freestanding
  derivatives                               (303)                   (316)                16                271
                                         -------                 -------            -------            -------
 Total freestanding
  derivatives                                370                   1,780                 16                276
 Reinsurance recoverable
  (1),(2),(9)                                238                     962                 --                102
 Separate accounts (6)                       701                    (204)                --                (26)
                                         -------                 -------            -------            -------
SUPPLEMENTAL ASSET
 INFORMATION
 Total freestanding
  derivatives used to hedge
  U.S. GMWB including those
  in Levels 1, 2 and 3 (10)                  643                   3,374                 --             (1,353)
                                         -------                 -------            -------            -------
LIABILITIES
Other policyholder funds and
 benefits payable (2)
Guaranteed living benefits               $(1,692)                $(7,019)             $(248)             $(247)
 Institutional notes                         (24)                    (17)                --                 --
 Equity linked notes                         (21)                     13                 --                 --
                                         -------                 -------            -------            -------
 Total other policyholder
  funds and benefits payable
  accounted for at fair value
  (2)                                     (1,737)                 (7,023)              (248)              (247)
 Consumer notes                               (5)                      5                 --                 (5)
                                         -------                 -------            -------            -------
SUPPLEMENTAL INFORMATION
Net U.S. GMWB (Embedded
 derivatives, freestanding
 derivatives including those
 in Levels 1, 2 and 3 and
 reinsurance recoverable) (8)              $(552)                  $(631)              $ --            $(1,377)
                                         -------                 -------            -------            -------

                                                                                 CHANGES IN UNREALIZED
                                                                                GAINS (LOSSES) INCLUDED
                                                                                 IN NET INCOME RELATED
                                 TRANSFERS IN             FAIR VALUE            TO FINANCIAL INSTRUMENTS
                                    AND/OR                   AS OF                   STILL HELD AT
                                   (OUT) OF              DECEMBER 31,                 DECEMBER 31,
                                  LEVEL 3 (4)                2008                       2008 (2)
-----------------------------  -------------------------------------------------------------------------------
ASSET (LIABILITY)
ASSETS
Fixed maturities                    $(1,301)                 $8,742                       $(515)
Equity securities, AFS                 (481)                     59                          (2)
Freestanding derivatives (4)
 Variable annuity hedging
  derivatives and macro hedge
  program                                --                   2,774                       1,995
 Other freestanding
  derivatives                            98                    (234)                       (225)
                                    -------                 -------                     -------
 Total freestanding
  derivatives                            98                   2,540                       1,770
 Reinsurance recoverable
  (1),(2),(9)                            --                   1,302                         962
 Separate accounts (6)                  315                     786                         (73)
                                    -------                 -------                     -------
SUPPLEMENTAL ASSET
 INFORMATION
 Total freestanding
  derivatives used to hedge
  U.S. GMWB including those
  in Levels 1, 2 and 3 (10)              --                   2,664                       3,374
                                    -------                 -------                     -------
LIABILITIES
Other policyholder funds and
 benefits payable (2)
Guaranteed living benefits             $ --                 $(9,206)                    $(7,019)
 Institutional notes                     --                     (41)                        (17)
 Equity linked notes                     --                      (8)                         13
                                    -------                 -------                     -------
 Total other policyholder
  funds and benefits payable
  accounted for at fair value
  (2)                                    --                  (9,255)                     (7,023)
 Consumer notes                          --                      (5)                          5
                                    -------                 -------                     -------
SUPPLEMENTAL INFORMATION
Net U.S. GMWB (Embedded
 derivatives, freestanding
 derivatives including those
 in Levels 1, 2 and 3 and
 reinsurance recoverable) (8)          $ --                 $(2,560)                      $(631)
                                    -------                 -------                     -------

(1) The January 1, 2008 fair value of $238 includes the pre fair value amount of $128 and transitional adjustment of $110.

(2) The Company classifies all the gains and losses on GMWB reinsurance derivatives and GMWB embedded derivatives and reinsured GMWB, GMIB and GMAB free standing derivatives as unrealized gains/losses for purposes of disclosure in this table because it is impracticable to track on a contract-by-contract basis the realized gains/ losses for these derivatives and embedded derivatives.

(3) All amounts in these columns are reported in net realized capital gains/losses, except for $6 for the twelve months ending December 31, 2009, which is reported in benefits, losses and loss adjustment expenses. All amounts are before income taxes and amortization of DAC.

(4) The freestanding derivatives, excluding reinsurance derivatives instruments, are reported in this table on a net basis for asset/(liability) positions and reported on the Consolidated Balance Sheet in other investments and other liabilities.

(5)  All amounts are before income taxes and amortization of DAC.

(6) The realized/unrealized gains (losses) included in net income for separate account assets are offset by an equal amount for separate account liabilities which results in a net zero impact on net income for the Company.

(7) Transfers in and/or (out) of Level 3 are attributable to a change in the availability of market observable information for individual securities within respective categories.

(8) The net loss on U.S. GMWB since January 1, 2008 was primarily related to liability model assumption updates for mortality in the first quarter and market-based hedge ineffectiveness in the third and fourth quarters due to extremely volatile capital markets, partially offset by gains in the fourth quarter related to liability model assumption updates for lapse rates.

(9) During July 2008, the Company reinsured, with a third party, U.S. GMWB risks associated with approximately $7.8 billion of account value sold between 2003 and 2006. The reinsurance agreement is an 80% quota-share agreement. The third party's financial strength is rated A+ by A.M. Best, AA- by Standard and Poor's and Aa2 by Moody's. The reinsurance agreement will be accounted for as a freestanding derivative.

(10) The "Purchases, issuances, and settlements' primarily relates to the receipt of cash on futures and option contracts classified as Level 1 and interest rate, currency and credit default swaps classified as Level 2.

(11) Includes both market and non-market impacts in deriving rlealized and unrealized gains (losses)

FAIR VALUE OPTION

The Company elected the fair value option for its investments containing an embedded credit derivative which were not bifurcated as a result of adoption of new accounting guidance effective July 1, 2010. The underlying credit risk of these securities is primarily corporate bonds and commercial real estate. The Company elected the fair value option given the complexity of bifurcating the economic components associated with the embedded credit derivative. Similar to other fixed maturities, income earned from these securities is recorded in net investment income. Changes in the fair value of these securities are recorded in net realized capital gains and losses.

The Company previously elected the fair value option for one of its consolidated VIEs in order to apply a consistent accounting model for the VIE's assets and liabilities. The VIE is an investment vehicle that holds high quality investments, derivative instruments that references third-party corporate credit and issues notes to investors that reflect the credit characteristics of the high quality investments and derivative instruments. The risks and rewards associated with the assets of the VIE inure to the investors. The investors have no recourse against the Company. As a result, there has been no adjustment to the market value of the notes for the Company's own credit risk. Electing the fair value option for the VIE resulted in lowering other liabilities with an offsetting impact to the cumulative effect adjustment to Retained Earnings of $232, representing the difference between the fair value and outstanding principal of the notes as of January 1, 2010.

The following table presents the changes in fair value of those assets and liabilities accounted for using the fair value option reported in net realized capital gains and losses in the Company's Consolidated Statements of Operations.

                                                          FOR THE YEAR ENDED
                                                           DECEMBER 31, 2010
--------------------------------------------------------------------------------
ASSETS
 Fixed maturities, FVO
  ABS                                                              $(5)
  Corporate                                                         (7)
  CRE CDOs                                                          79
OTHER LIABILITIES
 Credit-linked notes                                               (26)
                                                                 -----
                TOTAL REALIZED CAPITAL GAINS (LOSSES)              $41
                                                                 -----

The following table presents the fair value of assets and liabilities accounted for using the fair value option included in the Company's Consolidated Balance Sheets.

                                                                 AS OF
                                                           DECEMBER 31, 2010
--------------------------------------------------------------------------------
ASSETS
 Fixed maturities, FVO
  ABS                                                              $64
  CRE CDOs                                                         260
  Corporate                                                        251
  Foreign government                                                64
                                                                 -----
 Total fixed maturities, FVO                                      $639
                                                                 -----
OTHER LIABILITIES
 Credit-linked notes (1)                                           $37
                                                                 -----

(1) As of December 31, 2010, the outstanding principal balance of the notes was $243. Also not included in the table above was $250 of derivative instruments in the Company's Consolidated Balance Sheets.

FINANCIAL INSTRUMENTS NOT CARRIED AT FAIR VALUE

The following presents carrying amounts and fair values of the Company's financial instruments not carried at fair value, and not included in the above fair value discussion as of December 31, 2010 and 2009 were as follows:

                                                                  DECEMBER 31, 2010                    DECEMBER 31, 2009
                                                              CARRYING               FAIR          CARRYING               FAIR
                                                               AMOUNT                VALUE          AMOUNT                VALUE
---------------------------------------------------------------------------------------------------------------------------------
ASSETS
 Policy loans                                                    $2,128               $2,164          $2,120               $2,252
 Mortgage loans                                                   3,244                3,272           4,304                3,645
                                                              ---------            ---------       ---------            ---------
LIABILITIES
 Other policyholder funds and benefits payable (1)              $10,824              $11,050         $11,919              $12,101
 Consumer notes (2)                                                 377                  392           1,131                1,194
                                                              ---------            ---------       ---------            ---------

(1) Excludes group accident and health and universal life insurance contracts, including corporate owned life insurance.

(2)  Excludes amounts carried at fair value and included in disclosures above.

The Company has not made any changes in its valuation methodologies for the following assets and liabilities since December 31, 2009.

- Fair value for policy loans and consumer notes were estimated using discounted cash flow calculations using current interest rates.

- Fair values for mortgage loans were estimated using discounted cash flow calculations based on current lending rates for similar type loans. Current lending rates reflect changes in credit spreads and the remaining terms of the loans.

- Other policyholder funds and benefits payable, not carried at fair value, is determined by estimating future cash flows, discounted at the current market rate.

4. INVESTMENTS AND DERIVATIVE INSTRUMENTS

SIGNIFICANT INVESTMENT ACCOUNTING POLICIES

OVERVIEW

The Company's investments in fixed maturities include bonds, redeemable preferred stock and commercial paper. These investments, along with certain equity securities, which include common and non-redeemable preferred stocks, are classified as AFS and are carried at fair value. The after-tax difference from cost or amortized cost is reflected in stockholders' equity as a component of Other Comprehensive Income (Loss) ("OCI"), after adjustments for the effect of deducting the life and pension policyholders' share of the immediate participation guaranteed contracts and certain life and annuity deferred policy acquisition costs and reserve adjustments. Fixed maturities for which the Company elected the fair value option are classified as FVO and are carried at fair value. The equity investments associated with the variable annuity products offered in Japan are recorded at fair value and are classified as trading with changes in fair value recorded in net investment income. Policy loans are carried at outstanding balance. Mortgage loans are recorded at the outstanding principal balance adjusted for amortization of premiums or discounts and net of valuation allowances. Short-term investments are carried at amortized cost, which approximates fair value. Limited partnerships and other alternative investments are reported at their carrying value with the change in carrying value accounted for under the equity method and accordingly the Company's share of earnings are included in net investment income. Recognition of limited partnerships and other alternative investment income is delayed due to the availability of the related financial information, as private equity and other funds are generally on a three-month delay and hedge funds are on a one-month delay. Accordingly, income for the years ended December 31, 2010, 2009 and 2008 may not include the full impact of current year changes in valuation of the underlying assets and liabilities, which are generally obtained from the limited partnerships and other alternative investments' general partners. Other investments primarily consist of derivatives instruments which are carried at fair value.

RECOGNITION AND PRESENTATION OF OTHER-THAN-TEMPORARY IMPAIRMENTS

The Company deems debt securities and certain equity securities with debt-like characteristics (collectively "debt securities") to be other-than-temporarily impaired ("impaired") if a security meets the following conditions: a) the Company intends to sell or it is more likely than not the Company will be required to sell the security before a recovery in value, or b) the Company does not expect to recover the entire amortized cost basis of the security. If the Company intends to sell or it is more likely than not the Company will be required to sell the security before a recovery in value, a charge is recorded in net realized capital losses equal to the difference between the fair value and amortized cost basis of the security. For those impaired debt securities which do not meet the first condition and for which the Company does not expect to recover the entire amortized cost basis, the difference between the security's amortized cost basis and the fair value is separated into the portion representing a credit other-than-temporary impairment ("impairment"), which is recorded in net realized capital losses, and the remaining impairment, which is recorded in OCI. Generally, the Company determines a security's credit impairment as the difference between its amortized cost basis and its best estimate of expected future cash flows discounted at the security's effective yield prior to impairment. The remaining non-credit impairment, which is recorded in OCI, is the difference between the security's fair value and the Company's best estimate of expected future cash flows discounted at the security's effective yield prior to the impairment, which typically represents current market liquidity and risk premiums. The previous amortized cost basis less the impairment recognized in net realized capital losses becomes the security's new cost basis. The Company accretes the new cost basis to the estimated future cash flows over the expected remaining life of the security. If the Company's best estimate of expected future cash flows increases, the security's yield is prospectively adjusted higher. Conversely, if the Company's best estimate of expected future cash flows worsens, the securities are reviewed for potential additional impairments.

The Company's evaluation of whether a credit impairment exists for debt securities includes but is not limited to, the following factors: (a) changes in the financial condition of the security's underlying collateral, (b) whether the issuer is current on contractually obligated interest and principal payments,
(c) changes in the financial condition, credit rating and near-term prospects of the issuer, (d) the extent to which the fair value has been less than the amortized cost of the security and (e) the payment structure of the security. The Company's best estimate of expected future cash flows used to determine the credit loss amount is a quantitative and qualitative process that incorporates information received from third-party sources along with certain internal assumptions and judgments regarding the future performance of the security. The Company's best estimate of future cash flows involves assumptions including, but not limited to, various performance indicators, such as historical and projected default and recovery rates, credit ratings, current and projected delinquency rates, loan-to-value ratios. In addition, for structured securities, the Company considers factors including, but not limited to, average cumulative collateral loss rates that vary by vintage year, commercial and residential property value declines that vary by property type and location and commercial real estate delinquency levels. These assumptions require the use of significant management judgment and include the probability of issuer default and estimates regarding timing and amount of expected recoveries which may include estimating the underlying collateral value. In addition, projections of expected future debt security cash flows may change based upon new information regarding the performance of the issuer and/ or underlying collateral such as changes in the projections of the underlying property value estimates.

For equity securities where the decline in the fair value is deemed to be other-than-temporary, a charge is recorded in net realized capital losses equal to the difference between the fair value and cost basis of the security. The previous cost basis less the impairment becomes the security's new cost basis. The Company asserts its intent and ability to retain those equity securities deemed to be temporarily impaired until the price recovers. Once identified, these securities are systematically restricted from trading unless approved by a committee of investment and accounting professionals ("Committee"). The Committee will only authorize the sale of these securities based on predefined criteria that relate to events that could not have been reasonably foreseen. Examples of the criteria include, but are not limited to, the deterioration in the issuer's financial condition, security price declines, a change in regulatory requirements or a major business combination or major disposition.

The primary factors considered in evaluating whether an impairment exists for an equity security include, but are not limited to: (a) the length of time and extent to which the fair value has been less than the cost of the security, (b) changes in the financial condition, credit rating and near-term prospects of the issuer, (c) whether the issuer is current on contractually obligated payments and (d) the intent and ability of the Company to retain the investment for a period of time sufficient to allow for recovery.

MORTGAGE LOAN VALUATION ALLOWANCES

The Company's security monitoring process reviews mortgage loans on a quarterly basis to identify potential credit losses. Commercial mortgage loans are considered to be impaired when management estimates that, based upon current information and events, it is probable that the Company will be unable to collect amounts due according to the contractual terms of the loan agreement. Criteria used to determine if an impairment exists include, but are not limited to: current and projected macroeconomic factors, such as unemployment rates, and property-specific factors such as rental rates, occupancy levels, loan-to-value ("LTV") ratios and debt service coverage ratios ("DSCR"). In addition, the Company considers historic, current and projected delinquency rates and property values. These assumptions require the use of significant management judgment and include the probability and timing of borrower default and loss severity estimates. In addition, projections of expected future cash flows may change based upon new information regarding the performance of the borrower and/or underlying collateral such as changes in the projections of the underlying property value estimates.

For mortgage loans that are deemed impaired, a valuation allowance is established for the difference between the carrying amount and the Company's share of either (a) the present value of the expected future cash flows discounted at the loan's original effective interest rate, (b) the loan's observable market price or, most frequently, (c) the fair value of the collateral. For commercial loans, a valuation allowance has been established for either individual loans or as a projected loss contingency for loans with an LTV ratio of 90% or greater and consideration of other credit quality factors, including DSCR. Changes in valuation allowances are recorded in net realized capital gains and losses. Interest income on impaired loans is accrued to the extent it is deemed collectable and the loans continue to perform under the original or restructured terms. Interest income ceases to accrue for loans when it is not probable that the Company will receive interest and principal payments according to the contractual terms of the loan agreement, or if a loan is more than 60 days past due. Loans may resume accrual status when it is determined that sufficient collateral exists to satisfy the full amount of the loan and interest payments, as well as when it is probable cash will be received in the foreseeable future. Interest income on defaulted loans is recognized when received.

NET REALIZED CAPITAL GAINS AND LOSSES

Net realized capital gains and losses from investment sales, after deducting the life and pension policyholders' share for certain products, are reported as a component of revenues and are determined on a specific identification basis, as well as changes in value associated with fixed maturities for which the fair value option was elected. Net realized capital gains and losses also result from fair value changes in derivatives contracts (both free-standing and embedded) that do not qualify, or are not designated, as a hedge for accounting purposes, and the change in value of derivatives in certain fair-value hedge relationships. Impairments are recognized as net realized capital losses in accordance with the Company's impairment policy previously discussed. Foreign currency transaction remeasurements are also included in net realized capital gains and losses, as well as one-time items.

NET INVESTMENT INCOME

Interest income from fixed maturities and mortgage loans is recognized when earned on the constant effective yield method based on estimated timing of cash flows. The amortization of premium and accretion of discount for fixed maturities also takes into consideration call and maturity dates that produce the lowest yield. For securitized financial assets subject to prepayment risk, yields are recalculated and adjusted periodically to reflect historical and/or estimated future repayments using the retrospective method; however, if these investments are impaired, any yield adjustments are made using the prospective method. Prepayment fees on fixed maturities and mortgage loans are recorded in net investment income when earned. For limited partnerships and other alternative investments, the equity method of accounting is used to recognize the Company's share of earnings. For impaired debt securities, the Company accretes the new cost basis to the estimated future cash flows over the expected remaining life of the security by prospectively adjusting the security's yield, if necessary. The Company's non-income producing investments were not material for the years ended December 31, 2010, 2009 and 2008.

Net investment income on equity securities, trading, includes dividend income and the changes in market value of the securities associated with the variable annuity products sold in the United Kingdom. The returns on these policyholder-directed investments inure to the benefit of the variable annuity policyholders but the underlying funds do not meet the criteria for separate account reporting. Accordingly, these assets are reflected in the Company's general account and the returns credited to the policyholders are reflected in interest credited, a component of benefits, losses and loss adjustment expenses.

SIGNIFICANT DERIVATIVE INSTRUMENTS ACCOUNTING POLICIES

OVERVIEW

The Company utilizes a variety of derivative instruments, including swaps, caps, floors, forwards, futures and options through one of four Company-approved objectives: to hedge risk arising from interest rate, equity market, credit spread and issuer default, price or currency exchange rate risk or volatility; to manage liquidity; to control transaction costs; or to enter into replication transactions.

Interest rate, volatility, dividend, credit default and index swaps involve the periodic exchange of cash flows with other parties, at specified intervals, calculated using agreed upon rates or other financial variables and notional principal amounts. Generally, no cash or principal payments are exchanged at the inception of the contract. Typically, at the time a swap is entered into, the cash flow streams exchanged by the counterparties are equal in value.

Interest rate cap and floor contracts entitle the purchaser to receive from the issuer at specified dates, the amount, if any, by which a specified market rate exceeds the cap strike interest rate or falls below the floor strike interest rate, applied to a notional principal amount. A premium payment is made by the purchaser of the contract at its inception and no principal payments are exchanged.

Forward contracts are customized commitments that specify a rate of interest or currency exchange rate to be paid or received on an obligation beginning on a future start date and are typically settled in cash.

Financial futures are standardized commitments to either purchase or sell designated financial instruments, at a future date, for a specified price and may be settled in cash or through delivery of the underlying instrument. Futures contracts trade on organized exchanges. Margin requirements for futures are met by pledging securities or cash, and changes in the futures' contract values are settled daily in cash.

Option contracts grant the purchaser, for a premium payment, the right to either purchase from or sell to the issuer a financial instrument at a specified price, within a specified period or on a stated date.

Foreign currency swaps exchange an initial principal amount in two currencies, agreeing to re-exchange the currencies at a future date, at an agreed upon exchange rate. There may also be a periodic exchange of payments at specified intervals calculated using the agreed upon rates and exchanged principal amounts.

The Company's derivative transactions are used in strategies permitted under the derivative use plans required by the State of Connecticut, the State of Illinois and the State of New York insurance departments.

ACCOUNTING AND FINANCIAL STATEMENT PRESENTATION OF DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

Derivative instruments are recognized on the Consolidated Balance Sheets at fair value. For balance sheet presentation purposes, the Company offsets the fair value amounts, income accruals, and cash collateral held, related to derivative instruments executed in a legal entity and with the same counterparty under a master netting agreement, which provides the Company with the legal right of offset.

On the date the derivative contract is entered into, the Company designates the derivative as (1) a hedge of the fair value of a recognized asset or liability ("fair value" hedge), (2) a hedge of the variability in cash flows of a forecasted transaction or of amounts to be received or paid related to a recognized asset or liability ("cash flow" hedge), (3) a hedge of a net investment in a foreign operation ("net investment" hedge) or (4) held for other investment and/or risk management purposes, which primarily involve managing asset or liability related risks which do not qualify for hedge accounting.

Fair Value Hedges

Changes in the fair value of a derivative that is designated and qualifies as a fair value hedge, including foreign-currency fair value hedges, along with the changes in the fair value of the hedged asset or liability that is attributable to the hedged risk, are recorded in current period earnings with any differences between the net change in fair value of the derivative and the hedged item representing the hedge ineffectiveness. Periodic cash flows and accruals of income/expense ("periodic derivative net coupon settlements") are recorded in the line item of the consolidated statements of operations in which the cash flows of the hedged item are recorded.

Cash Flow Hedges

Changes in the fair value of a derivative that is designated and qualifies as a cash flow hedge, including foreign-currency cash flow hedges, are recorded in AOCI and are reclassified into earnings when the variability of the cash flow of the hedged item impacts earnings. Gains and losses on derivative contracts that are reclassified from AOCI to current period earnings are included in the line item in the consolidated statements of operations in which the cash flows of the hedged item are recorded. Any hedge ineffectiveness is recorded immediately in current period earnings as net realized capital gains and losses. Periodic derivative net coupon settlements are recorded in the line item of the consolidated statements of operations in which the cash flows of the hedged item are recorded.

Net Investment in a Foreign Operation Hedges

Changes in fair value of a derivative used as a hedge of a net investment in a foreign operation, to the extent effective as a hedge, are recorded in the foreign currency translation adjustments account within AOCI. Cumulative changes in fair value recorded in AOCI are reclassified into earnings upon the sale or complete, or substantially complete, liquidation of the foreign entity. Any hedge ineffectiveness is recorded immediately in current period earnings as net realized capital gains and losses. Periodic derivative net coupon settlements are recorded in the line item of the consolidated statements of operations in which the cash flows of the hedged item are recorded.

Other Investment and/or Risk Management Activities

The Company's other investment and/or risk management activities primarily relate to strategies used to reduce economic risk or replicate permitted investments and do not receive hedge accounting treatment. Changes in the fair value, including periodic derivative net coupon settlements, of derivative instruments held for other investment and/or risk management purposes are reported in current period earnings as net realized capital gains and losses.

HEDGE DOCUMENTATION AND EFFECTIVENESS TESTING

To qualify for hedge accounting treatment, a derivative must be highly effective in mitigating the designated changes in fair value or cash flow of the hedged item. At hedge inception, the Company formally documents all relationships between hedging instruments and hedged items, as well as its risk-management objective and strategy for undertaking each hedge transaction. The documentation process includes linking derivatives that are designated as fair value, cash flow, or net investment hedges to specific assets or liabilities on the balance sheet or to specific forecasted transactions and defining the effectiveness and ineffectiveness testing methods to be used. The Company also formally assesses both at the hedge's inception and ongoing on a quarterly basis, whether the derivatives that are used in hedging transactions have been and are expected to continue to be highly effective in offsetting changes in fair values or cash flows of hedged items. Hedge effectiveness is assessed using qualitative and quantitative methods. Qualitative methods may include comparison of critical terms of the derivative to the hedged item. Quantitative methods include regression or other statistical analysis of changes in fair value or cash flows associated with the hedge relationship. Hedge ineffectiveness of the hedge relationships are measured each reporting period using the "Change in Variable Cash Flows Method", the "Change in Fair Value Method", the "Hypothetical Derivative Method", or the "Dollar Offset Method".

DISCONTINUANCE OF HEDGE ACCOUNTING

The Company discontinues hedge accounting prospectively when (1) it is determined that the derivative is no longer highly effective in offsetting changes in the fair value or cash flows of a hedged item; (2) the derivative is de-designated as a hedging instrument; or (3) the derivative expires or is sold, terminated or exercised.

When hedge accounting is discontinued because it is determined that the derivative no longer qualifies as an effective fair-value hedge, the derivative continues to be carried at fair value on the balance sheet with changes in its fair value recognized in current period earnings.

When hedge accounting is discontinued because the Company becomes aware that it is not probable that the forecasted transaction will occur, the derivative continues to be carried on the balance sheet at its fair value, and gains and losses that were accumulated in AOCI are recognized immediately in earnings.

In other situations in which hedge accounting is discontinued on a cash-flow hedge, including those where the derivative is sold, terminated or exercised, amounts previously deferred in AOCI are reclassified into earnings when earnings are impacted by the variability of the cash flow of the hedged item.

EMBEDDED DERIVATIVES

The Company purchases and issues financial instruments and products that contain embedded derivative instruments. When it is determined that (1) the embedded derivative possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract, and (2) a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is bifurcated from the host for measurement purposes. The embedded derivative, which is reported with the host instrument in the consolidated balance sheets, is carried at fair value with changes in fair value reported in net realized capital gains and losses.

CREDIT RISK

The Company's derivative counterparty exposure policy establishes market-based credit limits, favors long-term financial stability and creditworthiness of the counterparty and typically requires credit enhancement/credit risk reducing agreements. Credit risk is measured as the amount owed to the Company based on current market conditions and potential payment obligations between the Company and its counterparties. For each legal entity of the Company, credit exposures are generally quantified daily based on the prior business day's market value and collateral is pledged to and held by, or on behalf of, the Company to the extent the current value of derivatives exceeds the contractual thresholds for every counterparty. The maximum uncollateralized threshold for a derivative counterparty for a single level entity is $10. The Company also minimizes the credit risk of derivative instruments by entering into transactions with high quality counterparties rated A2/A or better, which are monitored and evaluated by the Company's risk management team and reviewed by senior management. In addition, the Company monitors counterparty credit exposure on a monthly basis to ensure compliance with Company policies and statutory limitations. The Company generally requires that derivative contracts, other than exchange traded contracts, certain forward contracts, and certain embedded and reinsurance derivatives, be governed by an International Swaps and Derivatives Association Master Agreement which is structured by legal entity and by counterparty and permits right of offset.

NET INVESTMENT INCOME (LOSS)

                                                      2010
                                                  (BEFORE-TAX)
                                              FOR THE YEARS ENDED
                                                  DECEMBER 31,
                                                      2009           2008
--------------------------------------------------------------------------------
Fixed maturities                       $1,977         $2,094         $2,458
Equity securities, AFS                     14             43             65
Mortgage loans                            199            232            251
Policy loans                              129            136            136
Limited partnerships and other            121           (171)          (224)
 alternative investments
Other investments                         253            242            (33)
Investment expenses                       (72)           (71)           (65)
                                     --------       --------       --------
     TOTAL SECURITIES AFS AND OTHER     2,621          2,505          2,588
Equity securities, trading                238            343           (246)
                                     --------       --------       --------
        TOTAL NET INVESTMENT INCOME    $2,859         $2,848         $2,342
                                     --------       --------       --------

The net unrealized gain (loss) on equity securities, trading, included in net investment income during the years ended December 31, 2010, 2009 and 2008, was $160, $276 and $(250), respectively, substantially all of which have corresponding amounts credited to policyholders. These amounts were not included in gross unrealized gains (losses).

NET REALIZED CAPITAL LOSSES

                                                      2010
                                                  (BEFORE-TAX)
                                              FOR THE YEARS ENDED
                                                  DECEMBER 31,
                                                     2009           2008
--------------------------------------------------------------------------------
Gross gains on sales                    $486           $364            $383
Gross losses on sales                   (336)          (828)           (398)
Net OTTI losses recognized in           (336)        (1,192)         (1,888)
 earnings
Valuation allowances on mortgage        (108)          (292)            (13)
 loans
Japanese fixed annuity contract           27             47              64
 hedges, net (1)
Periodic net coupon settlements on        (3)           (33)            (34)
 credit derivatives/Japan
Fair value measurement transition         --             --            (798)
 impact
Results of variable annuity hedge
 program
 GMWB derivatives, net                   113          1,505            (687)
 Macro hedge program                    (584)          (895)             74
                                     -------       --------       ---------
Total results of variable annuity       (471)           610            (613)
 hedge program
GMIB/GMAB/GMWB reinsurance assumed      (769)         1,106          (1,986)
Coinsurance and modified                 284           (577)             --
 coinsurance ceded reinsurance
 contracts
Other, net (2)                           282            (81)           (480)
                                     -------       --------       ---------
        NET REALIZED CAPITAL LOSSES    $(944)         $(876)        $(5,763)
                                     -------       --------       ---------

(1) Relates to derivative hedging instruments, excluding periodic net coupon settlements, and is net of the Japanese fixed annuity product liability adjustment for changes in the dollar/yen exchange spot rate.

(2) Primarily consists of losses on Japan 3Win related foreign currency swaps, changes in fair value on non-qualifying derivatives and fixed maturities, FVO, and other investment gains and losses.

SALES OF AVAILABLE-FOR-SALE SECURITIES

                                              FOR THE YEARS ENDED
                                                 DECEMBER 31,
                                      2010            2009           2008
--------------------------------------------------------------------------------
Fixed maturities, AFS
 Sale proceeds                        $27,739         $27,809        $9,366
 Gross gains                              413             495           291
 Gross losses                            (299)           (830)         (472)
Equity securities, AFS
 Sale proceeds                           $171            $162          $126
 Gross gains                               12               2            11
 Gross losses                              (4)            (27)          (21)
                                    ---------       ---------       -------

Sales of AFS securities were the result of the Company's repositioning of its investment portfolio throughout 2010.

OTHER-THAN-TEMPORARY IMPAIRMENT LOSSES

The following table presents a roll-forward of the Company's cumulative credit impairments on debt securities held as of December 31, 2010 and 2009.

                                                FOR THE YEARS ENDED
                                                   DECEMBER 31,
                                          2010                      2009
--------------------------------------------------------------------------------
Balance as of beginning of period         $(1,632)                     $ --
Credit impairments remaining in                --                      (941)
 retained earnings related to
 adoption of new accounting
 guidance in April 2009
Additions for credit impairments
 recognized on (1):
 Securities not previously                   (181)                     (690)
  impaired
 Securities previously impaired              (122)                     (201)
Reductions for credit impairments
 previously recognized on:
 Securities that matured or were              314                       196
  sold during the period
 Securities that the Company                   --                         1
  intends to sell or more likely
  than not will be required to
  sell before recovery
 Securities due to an increase in              23                         3
  expected cash flows
                                        ---------                 ---------
      BALANCE AS OF END OF PERIOD         $(1,598)                  $(1,632)
                                        ---------                 ---------

(1) These additions are included in the net OTTI losses recognized in earnings in the Consolidated Statements of Operations.

AVAILABLE-FOR-SALE SECURITIES

The following table presents the Company's AFS securities by type.

                                                                        DECEMBER 31, 2010
                                    COST OR                 GROSS                   GROSS                                NON-
                                   AMORTIZED              UNREALIZED             UNREALIZED            FAIR             CREDIT
                                     COST                   GAINS                  LOSSES              VALUE           OTTI (1)
-----------------------------------------------------------------------------------------------------------------------------------
ABS                                  $2,395                    $29                   $(356)            $2,068              $(1)
CDOs                                  2,278                     --                    (379)             1,899              (59)
CMBS                                  5,283                    146                    (401)             5,028              (15)
Corporate (2)                        25,934                  1,545                    (538)            26,915                6
Foreign govt./govt. agencies            963                     48                      (9)             1,002               --
Municipal                             1,149                      7                    (124)             1,032               --
RMBS                                  4,450                     79                    (411)             4,118             (113)
U.S. Treasuries                       2,871                     11                    (110)             2,772               --
                                    -------                 ------                 -------            -------            -----
  TOTAL FIXED MATURITIES, AFS        45,323                  1,865                  (2,328)            44,834             (182)
Equity securities, AFS                  320                     61                     (41)               340               --
                                    -------                 ------                 -------            -------            -----
         TOTAL AFS SECURITIES       $45,643                 $1,926                 $(2,369)           $45,174            $(182)
                                    -------                 ------                 -------            -------            -----

                                                                        DECEMBER 31, 2009
                                    COST OR                 GROSS                   GROSS                                NON-
                                   AMORTIZED              UNREALIZED             UNREALIZED            FAIR             CREDIT
                                     COST                   GAINS                  LOSSES              VALUE           OTTI (1)
-----------------------------  ----------------------------------------------------------------------------------------------------
ABS                                  $2,344                    $31                   $(472)            $1,903             $(26)
CDOs                                  3,158                     19                  (1,012)             2,165             (123)
CMBS                                  6,844                     76                  (1,555)             5,365               (8)
Corporate (2)                        23,621                    985                    (939)            23,667              (11)
Foreign govt./govt. agencies            824                     35                     (13)               846               --
Municipal                               971                      3                    (194)               780               --
RMBS                                  3,965                     68                    (697)             3,336             (166)
U.S. Treasuries                       2,557                      5                    (221)             2,341               --
                                    -------                 ------                 -------            -------            -----
  TOTAL FIXED MATURITIES, AFS        44,284                  1,222                  (5,103)            40,403             (334)
Equity securities, AFS                  447                     38                     (66)               419               --
                                    -------                 ------                 -------            -------            -----
         TOTAL AFS SECURITIES       $44,731                 $1,260                 $(5,169)           $40,822            $(334)
                                    -------                 ------                 -------            -------            -----

(1) Represents the amount of cumulative non-credit OTTI losses recognized in OCI on securities that also had credit impairments. These losses are included in gross unrealized losses as of December 31, 2010 and 2009.

(2) Gross unrealized gains (losses) exclude the fair value of bifurcated embedded derivative features of certain securities. Subsequent changes in value will be recorded in net realized capital gains (losses).

The following table presents the Company's fixed maturities, AFS, by contractual maturity year.

                                                DECEMBER 31, 2010
                                    AMORTIZED COST               FAIR VALUE
--------------------------------------------------------------------------------
MATURITY
One year or less                          $1,042                     $1,063
Over one year through five
 years                                    10,674                     11,102
Over five years through ten
 years                                     7,674                      8,014
Over ten years                            11,527                     11,542
                                       ---------                  ---------
 Subtotal                                 30,917                     31,721
Mortgage-backed and
 asset-backed securities                  14,406                     13,113
                                       ---------                  ---------
                          TOTAL          $45,323                    $44,834
                                       ---------                  ---------

Estimated maturities may differ from contractual maturities due to security call or prepayment provisions. Due to the potential for variability in payment spreads (i.e. prepayments or extensions), mortgage-backed and asset-backed securities are not categorized by contractual maturity.

CONCENTRATION OF CREDIT RISK

The Company aims to maintain a diversified investment portfolio including issuer, sector and geographic stratification, where applicable, and has established certain exposure limits, diversification standards and review procedures to mitigate credit risk.

As of December 31, 2010, the Company was not exposed to any concentration of credit risk of a single issuer greater than 10% of the Company's stockholders' equity other than U.S. government and certain U.S. government agencies. Other than U.S. government and certain U.S. government agencies, the Company's three largest exposures by issuer were JP Morgan Chase & Co., Berkshire Hathaway Inc. and Wells Fargo & Co. which each comprised less than 0.6% of total invested assets. As of December 31, 2009, the Company was not exposed to any concentration of credit risk of a single issuer greater than 10% of the Company's stockholders' equity other than U.S. government and certain U.S. government agencies. Other than U.S. government and certain U.S. government agencies, the Company's three largest exposures by issuer were JP Morgan Chase & Co., Bank of America Corporation and Wells Fargo & Co. which each comprised less than 0.6% of total invested assets.

The Company's three largest exposures by sector as of December 31, 2010 were commercial real estate, U.S. Treasuries and financial services which comprised approximately 15%, 10% and 9%, respectively, of total invested assets. The Company's three largest exposures by sector as of December 31, 2009 were commercial real estate, basic industry and financial services, which comprised approximately 18%, 13% and 9%, respectively, of total invested assets.

SECURITY UNREALIZED LOSS AGING

The following tables present the Company's unrealized loss aging for AFS securities by type and length of time the security was in a continuous unrealized loss position.

                                                  DECEMBER 31, 2010
                                               LESS THAN 12 MONTHS
                                  AMORTIZED            FAIR          UNREALIZED
                                     COST             VALUE            LOSSES
---------------------------------------------------------------------------------------
ABS                                   $237              $226             $(11)
CDOs                                   316               288              (28)
CMBS                                   374               355              (19)
Corporate (1)                        3,726             3,591             (130)
Foreign govt./govt. agencies           250               246               (4)
Municipal                              415               399              (16)
RMBS                                 1,187             1,155              (32)
U.S. Treasuries                      1,142             1,073              (69)
                                    ------            ------            -----
       TOTAL FIXED MATURITIES        7,647             7,333             (309)
Equity securities                       18                17               (1)
                                    ------            ------            -----
       TOTAL SECURITIES IN AN
              UNREALIZED LOSS       $7,665            $7,350            $(310)
                                    ------            ------            -----

                                                   DECEMBER 31, 2010
                                                 12 MONTHS OR MORE
                                   AMORTIZED            FAIR           UNREALIZED
                                     COST              VALUE             LOSSES
-----------------------------  ----------------------------------------------------------
ABS                                  $1,226              $881             $(345)
CDOs                                  1,934             1,583              (351)
CMBS                                  2,532             2,150              (382)
Corporate (1)                         2,777             2,348              (408)
Foreign govt./govt. agencies             40                35                (5)
Municipal                               575               467              (108)
RMBS                                  1,379             1,000              (379)
U.S. Treasuries                         158               117               (41)
                                    -------            ------            ------
       TOTAL FIXED MATURITIES        10,621             8,581            (2,019)
Equity securities                       148               108               (40)
                                    -------            ------            ------
       TOTAL SECURITIES IN AN
              UNREALIZED LOSS       $10,769            $8,689            $(2,059)
                                    -------            ------            ------

                                                 DECEMBER 31, 2010
                                                       TOTAL
                                   AMORTIZED            FAIR            UNREALIZED
                                     COST               VALUE             LOSSES
-----------------------------  ------------------------------------------------------
ABS                                  $1,463             $1,107             $(356)
CDOs                                  2,250              1,871              (379)
CMBS                                  2,906              2,505              (401)
Corporate (1)                         6,503              5,939              (538)
Foreign govt./govt. agencies            290                281                (9)
Municipal                               990                866              (124)
RMBS                                  2,566              2,155              (411)
U.S. Treasuries                       1,300              1,190              (110)
                                    -------            -------            ------
       TOTAL FIXED MATURITIES        18,268             15,914            (2,328)
Equity securities                       166                125               (41)
                                    -------            -------            ------
       TOTAL SECURITIES IN AN
              UNREALIZED LOSS       $18,434            $16,039            $(2,369)
                                    -------            -------            ------

(1) Unrealized losses exclude the fair value of bifurcated embedded derivative features of certain securities. Subsequent changes in value will be recorded in net realized capital gains (losses).

                                                  DECEMBER 31, 2009
                                               LESS THAN 12 MONTHS
                                   COST OR
                                  AMORTIZED            FAIR          UNREALIZED
                                     COST             VALUE            LOSSES
---------------------------------------------------------------------------------------
ABS                                   $278              $230             $(48)
CDOs                                   990               845             (145)
CMBS                                 1,207             1,016             (191)
Corporate                            3,434             3,207             (227)
Foreign govt./govt. agencies           316               307               (9)
Municipal                              119               113               (6)
RMBS                                   664               600              (64)
U.S. Treasuries                      1,573             1,534              (39)
                                    ------            ------            -----
  TOTAL FIXED MATURITIES, AFS        8,581             7,852             (729)
Equity securities. AFS                  65                49              (16)
                                    ------            ------            -----
   TOTAL AFS SECURITIES IN AN
              UNREALIZED LOSS       $8,646            $7,901            $(745)
                                    ------            ------            -----

                                                  DECEMBER 31, 2009
                                                  12 MONTHS OR MORE
                                    COST OR
                                   AMORTIZED            FAIR             UNREALIZED
                                     COST               VALUE              LOSSES
-----------------------------  --------------------------------------------------------
ABS                                  $1,364               $940              $(424)
CDOs                                  2,158              1,291               (867)
CMBS                                  4,001              2,637             (1,364)
Corporate                             4,403              3,691               (712)
Foreign govt./govt. agencies             30                 26                 (4)
Municipal                               791                603               (188)
RMBS                                  1,688              1,055               (633)
U.S. Treasuries                         628                446               (182)
                                    -------            -------            -------
  TOTAL FIXED MATURITIES, AFS        15,063             10,689             (4,374)
Equity securities. AFS                  246                196                (50)
                                    -------            -------            -------
   TOTAL AFS SECURITIES IN AN
              UNREALIZED LOSS       $15,309            $10,885            $(4,424)
                                    -------            -------            -------

                                                     DECEMBER 31, 2009
                                                             TOTAL
                                         COST OR
                                        AMORTIZED            FAIR             UNREALIZED
                                          COST               VALUE              LOSSES
-----------------------------  -------------------------------------------------------------
ABS                                       $1,642             $1,170              $(472)
CDOs                                       3,148              2,136             (1,012)
CMBS                                       5,208              3,653             (1,555)
Corporate                                  7,837              6,898               (939)
Foreign govt./govt. agencies                 346                333                (13)
Municipal                                    910                716               (194)
RMBS                                       2,352              1,655               (697)
U.S. Treasuries                            2,201              1,980               (221)
                                         -------            -------            -------
  TOTAL FIXED MATURITIES, AFS             23,644             18,541             (5,103)
Equity securities. AFS                       311                245                (66)
                                         -------            -------            -------
   TOTAL AFS SECURITIES IN AN
              UNREALIZED LOSS            $23,955            $18,786            $(5,169)
                                         -------            -------            -------

As of December 31, 2010, AFS securities in an unrealized loss position, comprised of 1,585 securities, primarily related to CMBS, CDOs and corporate securities primarily within the financial services sector which have experienced significant price deterioration. As of December 31, 2010, 72% of these securities were depressed less than 20% of cost or amortized cost. The decline in unrealized losses during 2010 was primarily attributable to a decline in interest rates and, to a lesser extent, credit spread tightening.

Most of the securities depressed for twelve months or more relate to structured securities with exposure to commercial and residential real estate, as well as certain floating rate corporate securities or those securities with greater than 10 years to maturity, concentrated in the financial services sector. Current market spreads continue to be significantly wider for structured securities with exposure to commercial and residential real estate, as compared to spreads at the security's respective purchase date, largely due to the economic and market uncertainties regarding future performance of commercial and residential real estate. In addition, the majority of securities have a floating-rate coupon referenced to a market index where rates have declined substantially. The Company neither has an intention to sell nor does it expect to be required to sell the securities outlined above.

MORTGAGE LOANS

                                                      DECEMBER 31, 2010
                                   AMORTIZED              VALUATION              CARRYING
                                    COST (1)              ALLOWANCE               VALUE
----------------------------------------------------------------------------------------------
Commercial                              3,306                  (62)                  3,244
                                   ----------              -------              ----------
         TOTAL MORTGAGE LOANS          $3,306                 $(62)                 $3,244
                                   ----------              -------              ----------

                                                       DECEMBER 31, 2009
                                   AMORTIZED               VALUATION               CARRYING
                                    COST (1)               ALLOWANCE                VALUE
-----------------------------  -----------------------------------------------------------------
Commercial                             $4,564                  $(260)                 $4,304
                                   ----------              ---------              ----------
         TOTAL MORTGAGE LOANS          $4,564                  $(260)                 $4,304
                                   ----------              ---------              ----------

(1) Amortized cost represents carrying value prior to valuation allowances, if any.

As of December 31, 2010, the carrying value of mortgage loans associated with the valuation allowance was $613. Included in the table above, are mortgage loans held-for-sale with a carrying value and valuation allowance of $64 and $4, respectively, as of December 31, 2010, and $161 and $79, respectively, as of December 31, 2009. The carrying value of these loans is included in mortgage loans in the Company's Consolidated Balance Sheets as of December 31, 2010.

The following table presents the activity within the Company's valuation allowance for mortgage loans.

                                         FOR THE YEARS ENDED DECEMBER 31,
                                     2010           2009              2008
--------------------------------------------------------------------------------
BALANCE AS OF JANUARY 1              $ (260)         $ (13)            $ --
Additions                              (108)          (292)             (13)
Deductions                              306             45               --
                                   --------       --------            -----
BALANCE AS OF DECEMBER 31              $(62)         $(260)            $(13)
                                   --------       --------            -----

For the year ended December 31, 2010, deductions of $306 had a carrying value at time of sale of $575 primarily related to sales of B-Note participants and mezzanine loans. Additions of $108 primarily related to anticipated, and since executed, B-Note participant and mezzanine loan sales, as well as additions for expected credit losses due to borrower financial difficulty and/or collateral value deterioration.

The current weighted average LTV ratio of the Company's commercial mortgage loan portfolio was approximately 75% as of December 31, 2010. At origination, the weighted-average LTV ratio was approximately 63% as of December 31, 2010. LTV ratios compare the loan amount to the value of the underlying property collateralizing the loan. The loan values are updated no less than annually through property level reviews of the portfolio. Factors considered in the property valuation include, but are not limited to, actual and expected property cash flows, geographic market data and capitalization rates. DSCRs compare a property's net operating income to the borrower's principal and interest payments. The current weighted average DSCR of the Company's commercial mortgage loan portfolio was approximately 2.07x as of December 31, 2010. The Company did not hold any commercial mortgage loans greater than 60 days past due.

The following table presents the carrying value of the Company's commercial mortgage loans by LTV and DSCR.

                    COMMERCIAL MORTGAGE LOANS CREDIT QUALITY
                               DECEMBER 31, 2010

                                                            AVG. DEBT-SERVICE
                                       CARRYING VALUE         COVERAGE RATIO
--------------------------------------------------------------------------------
LOAN-TO-VALUE
Greater than 80%                              $961                 1.67x
65% -- 80%                                   1,366                 2.11x
Less than 65%                                  917                 2.44x
                                          --------                ------
   TOTAL COMMERCIAL MORTGAGE LOANS          $3,244                 2.07X
                                          --------                ------

The following tables present the carrying value of the Company's mortgage loans by region and property type.

                            MORTGAGE LOANS BY REGION

                                                       DECEMBER 31, 2010                           DECEMBER 31, 2009
                                                CARRYING               PERCENT OF           CARRYING               PERCENT OF
                                                 VALUE                    TOTAL              VALUE                    TOTAL
---------------------------------------------------------------------------------------------------------------------------------
East North Central                                   $51                     1.6%                $76                     1.8%
Middle Atlantic                                      344                    10.6%                592                    13.8%
Mountain                                              49                     1.5%                 51                     1.2%
New England                                          188                     5.8%                368                     8.6%
Pacific                                              898                    27.7%              1,102                    25.5%
South Atlantic                                       679                    20.9%                615                    14.3%
West North Central                                    19                     0.6%                 22                     0.5%
West South Central                                   117                     3.6%                172                     4.0%
Other (1)                                            899                    27.7%              1,306                    30.3%
                                                --------                 -------            --------                 -------
                     TOTAL MORTGAGE LOANS         $3,244                   100.0%             $4,304                   100.0%
                                                --------                 -------            --------                 -------

(1) Primarily represents loans collateralized by multiple properties in various regions.

                        MORTGAGE LOANS BY PROPERTY TYPE

                                                       DECEMBER 31, 2010                           DECEMBER 31, 2009
                                                CARRYING               PERCENT OF           CARRYING               PERCENT OF
                                                 VALUE                    TOTAL              VALUE                    TOTAL
---------------------------------------------------------------------------------------------------------------------------------
Commercial
 Agricultural                                       $177                     5.5%               $366                     8.5%
 Industrial                                          833                    25.7%                784                    18.2%
 Lodging                                             123                     3.8%                329                     7.6%
 Multifamily                                         479                    14.8%                582                    13.5%
 Office                                              796                    24.5%              1,387                    32.3%
 Retail                                              556                    17.1%                602                    14.0%
 Other                                               280                     8.6%                254                     5.9%
                                                --------                 -------            --------                 -------
                     TOTAL MORTGAGE LOANS         $3,244                   100.0%             $4,304                   100.0%
                                                --------                 -------            --------                 -------

VARIABLE INTEREST ENTITIES

The Company is involved with various special purpose entities and other entities that are deemed to be VIEs primarily as a collateral manager and as an investor through normal investment activities, as well as a means of accessing capital. A VIE is an entity that either has investors that lack certain essential characteristics of a controlling financial interest or lacks sufficient funds to finance its own activities without financial support provided by other entities.

The Company performs ongoing qualitative assessments of its VIEs to determine whether the Company has a controlling financial interest in the VIE and therefore is the primary beneficiary. The Company is deemed to have a controlling financial interest when it has both the ability to direct the activities that most significantly impact the economic performance of the VIE and the obligation to absorb losses or right to receive benefits from the VIE that could potentially be significant to the VIE. Based on the Company's assessment, if it determines it is the primary beneficiary, the Company consolidates the VIE in the Company's Consolidated Financial Statements.

CONSOLIDATED VIES

The following table presents the carrying value of assets and liabilities, and the maximum exposure to loss relating to the VIEs for which the Company is the primary beneficiary. Creditors have no recourse against the Company in the event of default by these VIEs nor does the Company have any implied or unfunded commitments to these VIEs. The Company's financial or other support provided to these VIEs is limited to its investment management services and original investment. As a result of accounting guidance adopted on January 1, 2010, certain CDO VIEs were consolidated in 2010 and are included in the following table, while in prior periods they were reported in the Non-Consolidated VIEs table further below. For further information on the adoption, see Note 1.

                                                DECEMBER 31, 2010
                                                                            MAXIMUM
                               TOTAL                  TOTAL                 EXPOSURE
                               ASSETS            LIABILITIES (1)          TO LOSS (2)
----------------------------------------------------------------------------------------
CDOs (3)                          $729                   $416                   $265
Limited partnerships                14                      6                      8
Other investments (3)               --                     --                     --
                              --------               --------               --------
                   TOTAL          $743                   $422                   $273
                              --------               --------               --------

                                                DECEMBER 31, 2009
                                                                            MAXIMUM
                               TOTAL                  TOTAL                 EXPOSURE
                               ASSETS            LIABILITIES (1)          TO LOSS (2)
------------------------  --------------------------------------------------------------
CDOs (3)                          $226                    $47                   $181
Limited partnerships                31                     13                     18
Other investments (3)               75                     40                     32
                              --------               --------               --------
                   TOTAL          $332                   $100                   $231
                              --------               --------               --------

(1)  Included in other liabilities in the Company's Consolidated Balance Sheets.

(2) The maximum exposure to loss represents the maximum loss amount that the Company could recognize as a reduction in net investment income or as a realized capital loss and is the cost basis of the Company's investment.

(3) Total assets included in fixed maturities, AFS, and fixed maturities, FVO, in the Company's Consolidated Balance Sheets.

CDOs represent structured investment vehicles for which the Company has a controlling financial interest as it provides collateral management services, earns a fee for those services and also holds investments in the securities issued by these vehicles. Limited partnerships represent a hedge fund for which the Company holds a majority interest in the fund as an investment. Other investments represent an investment trust for which the Company has a controlling financial interest as it provides investment management services, earns a fee for those services and also holds investments in the securities issued by the trusts. During 2010, the Company liquidated this investment trust.

NON-CONSOLIDATED VIES

The following table presents the carrying value of assets and liabilities, and the maximum exposure to loss relating to significant VIEs for which the Company is not the primary beneficiary. The Company has no implied or unfunded commitments to these VIEs.

                                 DECEMBER 31, 2010                                           DECEMBER 31, 2009
                                                           MAXIMUM                                                      MAXIMUM
                                                           EXPOSURE                                                     EXPOSURE
                  ASSETS            LIABILITIES            TO LOSS           ASSETS             LIABILITIES             TO LOSS
------------------------------------------------------------------------------------------------------------------------------------
CDOs (1)           $ --                 $ --                 $ --              $239                 $ --                   $248
                   ----                 ----                 ----            ------                 ----                 ------
       TOTAL       $ --                 $ --                 $ --              $239                 $ --                   $248
                   ----                 ----                 ----            ------                 ----                 ------

(1) Maximum exposure to loss represents the Company's investment in securities issued by CDOs at cost.

In addition, the Company, through normal investment activities, makes passive investments in structured securities issued by VIEs for which the Company is not the manager which are included in ABS, CDOs, CMBS and RMBS in the Available-for-Sale Securities table and fixed maturities, FVO, in the Company's Condensed Consolidated Balance Sheets. The Company has not provided financial or other support with respect to these investments other than its original investment. For these investments, the Company determined it is not the primary beneficiary due to the relative size of the Company's investment in comparison to the principal amount of the structured securities issued by the VIEs, the level of credit subordination which reduces the Company's obligation to absorb losses or right to receive benefits and the Company's inability to direct the activities that most significantly impact the economic performance of the VIEs. The Company's maximum exposure to loss on these investments is limited to the amount of the Company's investment.

EQUITY METHOD INVESTMENTS

The Company has investments in limited partnerships and other alternative investments which include hedge funds, mortgage and real estate funds, mezzanine debt funds, and private equity and other funds (collectively, "limited partnerships"). These investments are accounted for under the equity method and the Company's maximum exposure to loss as of December 31, 2010 is limited to the total carrying value of $838. In addition, the Company has outstanding commitments totaling approximately $354, to fund limited partnership and other alternative investments as of December 31, 2010. The Company's investments in limited partnerships are generally of a passive nature in that the Company does not take an active role in the management of the limited partnerships. In 2010, aggregate investment income (losses) from limited partnerships and other alternative investments exceeded 10% of the Company's pre-tax consolidated net income. Accordingly, the Company is disclosing aggregated summarized financial data for the Company's limited partnership investments. This aggregated summarized financial data does not represent the Company's proportionate share of limited partnership assets or earnings. Aggregate total assets of the limited partnerships in which the Company invested totaled $81.6 billion and $68.7 billion as of December 31, 2010 and 2009, respectively. Aggregate total liabilities of the limited partnerships in which the Company invested totaled $15.6 billion and $15.6 billion as of December 31, 2010 and 2009, respectively. Aggregate net investment income (loss) of the limited partnerships in which the Company invested totaled $927, $(437) and $(155) for the periods ended December 31, 2010, 2009 and 2008, respectively. Aggregate net income (loss) of the limited partnerships in which the Company invested totaled $9.7 billion, $(6.9) billion and $(17.2) billion for the periods ended December 31, 2010, 2009 and 2008, respectively. As of, and for the period ended, December 31, 2010, the aggregated summarized financial data reflects the latest available financial information.

DERIVATIVE INSTRUMENTS

The Company utilizes a variety of over-the-counter and exchange traded derivative instruments as a part of its overall risk management strategy, as well as to enter into replication transactions. Derivative instruments are used to manage risk associated with interest rate, equity market, credit spread, issuer default, price, and currency exchange rate risk or volatility. Replication transactions are used as an economical means to synthetically replicate the characteristics and performance of assets that would otherwise be permissible investments under the Company's investment policies. The Company also purchases and issues financial instruments and products that either are accounted for as free-standing derivatives, such as certain reinsurance contracts, or may contain features that are deemed to be embedded derivative instruments, such as the GMWB rider included with certain variable annuity products.

CASH FLOW HEDGES

INTEREST RATE SWAPS

Interest rate swaps are primarily used to convert interest receipts on floating-rate fixed maturity securities or interest payments on floating-rate guaranteed investment contracts to fixed rates. These derivatives are predominantly used to better match cash receipts from assets with cash disbursements required to fund liabilities.

The Company also enters into forward starting swap agreements to hedge the interest rate exposure related to the purchase of fixed-rate securities. These derivatives are primarily structured to hedge interest rate risk inherent in the assumptions used to price certain liabilities.

FOREIGN CURRENCY SWAPS

Foreign currency swaps are used to convert foreign currency-denominated cash flows related to certain investment receipts and liability payments to U.S. dollars in order to minimize cash flow fluctuations due to changes in currency rates.

FORWARD RATE AGREEMENTS

Forward rate agreements may be used to convert interest receipts on floating-rate securities to fixed rates. These derivatives are used to lock in the forward interest rate curve and reduce income volatility that results from changes in interest rates. As of December 31, 2010, the Company does not have any forward rate agreements.

FAIR VALUE HEDGES

INTEREST RATE SWAPS

Interest rate swaps are used to hedge the changes in fair value of certain fixed rate liabilities and fixed maturity securities due to fluctuations in interest rates.

FOREIGN CURRENCY SWAPS

Foreign currency swaps are used to hedge the changes in fair value of certain foreign currency-denominated fixed rate liabilities due to changes in foreign currency rates by swapping the fixed foreign payments to floating rate U.S. dollar denominated payments.

NON-QUALIFYING STRATEGIES

INTEREST RATE SWAPS, CAPS, FLOORS, AND FUTURES

The Company uses interest rate swaps, caps, floors, and futures to manage duration between assets and liabilities in certain investment portfolios. In addition, the Company enters into interest rate swaps to terminate existing swaps, thereby offsetting the changes in value of the original swap. As of December 31, 2010 and 2009, the notional amount of interest rate swaps in offsetting relationships was $4.7 billion and $4.5 billion, respectively.

FOREIGN CURRENCY SWAPS AND FORWARDS

The Company enters into foreign currency swaps and forwards to convert the foreign currency exposures of certain foreign currency-denominated fixed maturity investments to U.S. dollars.

JAPAN 3WIN FOREIGN CURRENCY SWAPS

Prior to the second quarter of 2009, The Company offered certain variable annuity products with a GMIB rider through an affiliate, HLIKK, in Japan. The GMIB rider is reinsured to a wholly-owned U.S. subsidiary, which invests in U.S. dollar denominated assets to support the liability. The U.S. subsidiary entered into pay U.S. dollar, receive yen forward contracts to hedge the currency and interest rate exposure between the U.S. dollar denominated assets and the yen denominated fixed liability reinsurance payments.

JAPANESE FIXED ANNUITY HEDGING INSTRUMENTS

Prior to the second quarter of 2009, The Company offered a yen denominated fixed annuity product through HLIKK and reinsured to a wholly-owned U.S. subsidiary. The U.S. subsidiary invests in U.S. dollar denominated securities to support the yen denominated fixed liability payments and entered into currency rate swaps to hedge the foreign currency exchange rate and yen interest rate exposures that exist as a result of U.S. dollar assets backing the yen denominated liability.

JAPANESE VARIABLE ANNUITY HEDGING INSTRUMENTS

The Company enters into foreign currency forward and option contracts to hedge the foreign currency risk associated with certain Japanese variable annuity liabilities reinsured from HLIKK. Foreign currency risk may arise for some segments of the business where assets backing the liabilities are denominated in U.S. dollars while the liabilities are denominated in yen. Foreign currency risk may also arise when certain variable annuity policyholder accounts are invested in various currencies while the related GMDB and GMIB guarantees are effectively yen-denominated.

CREDIT DERIVATIVES THAT PURCHASE CREDIT PROTECTION

Credit default swaps are used to purchase credit protection on an individual entity or referenced index to economically hedge against default risk and credit-related changes in value on fixed maturity securities. These contracts require the Company to pay a periodic fee in exchange for compensation from the counterparty should the referenced security issuers experience a credit event, as defined in the contract.

CREDIT DERIVATIVES THAT ASSUME CREDIT RISK

Credit default swaps are used to assume credit risk related to an individual entity, referenced index, or asset pool, as a part of replication transactions. These contracts entitle the Company to receive a periodic fee in exchange for an obligation to compensate the derivative counterparty should the referenced security issuers experience a credit event, as defined in the contract. The Company is also exposed to credit risk due to credit derivatives embedded within certain fixed maturity securities. These securities are primarily comprised of structured securities that contain credit derivatives that reference a standard index of corporate securities.

CREDIT DERIVATIVES IN OFFSETTING POSITIONS

The Company enters into credit default swaps to terminate existing credit default swaps, thereby offsetting the changes in value of the original swap going forward.

EQUITY INDEX SWAPS AND OPTIONS

The Company offers certain equity indexed products, which may contain an embedded derivative that requires bifurcation. The Company enters into S&P index swaps and options to economically hedge the equity volatility risk associated with these embedded derivatives.

GMWB PRODUCT DERIVATIVES

The Company offers certain variable annuity products with a GMWB rider in the U.S. and formerly in the U.K. and Japan. The GMWB is a bifurcated embedded derivative that provides the policyholder with a guaranteed remaining balance ("GRB") if the account value is reduced to zero through a combination of market declines and withdrawals. The GRB is generally equal to premiums less withdrawals. Certain contract provisions can increase the GRB at contractholder election or after the passage of time. The notional value of the embedded derivative is the GRB.

GMWB REINSURANCE CONTRACTS

The Company has entered into reinsurance arrangements to offset a portion of its risk exposure to the GMWB for the remaining lives of covered variable annuity contracts. Reinsurance contracts covering GMWB are accounted for as free-standing derivatives. The notional amount of the reinsurance contracts is the GRB amount.

GMWB HEDGING INSTRUMENTS

The Company enters into derivative contracts to partially hedge exposure associated with a portion of the GMWB liabilities that are not reinsured. These derivative contracts include customized swaps, interest rate swaps and futures, and equity swaps, options, and futures, on certain indices including the S&P 500 index, EAFE index, and NASDAQ index.

The following table represents notional and fair value for GMWB hedging instruments.

                                                      NOTIONAL AMOUNT                                 FAIR VALUE
                                          DECEMBER 31,              DECEMBER 31,         DECEMBER 31,             DECEMBER 31,
                                              2010                      2009                 2010                     2009
---------------------------------------------------------------------------------------------------------------------------------
Customized swaps                              $10,113                   $10,838               $209                     $234
Equity swaps, options, and futures              4,943                     2,994                391                        9
Interest rate swaps and futures                 2,800                     1,735               (133)                    (191)
                                            ---------                 ---------             ------                   ------
                                TOTAL         $17,856                   $15,567               $467                      $52
                                            ---------                 ---------             ------                   ------

MACRO HEDGE PROGRAM

The Company utilizes equity options, equity futures contracts, currency forwards, and currency options to partially hedge against a decline in the equity markets or changes in foreign currency exchange rates and the resulting statutory surplus and capital impact primarily arising from guaranteed minimum death benefit ("GMDB"), GMIB and GMWB obligations.

The following table represents notional and fair value for the macro hedge program.

                                                  NOTIONAL AMOUNT                                   FAIR VALUE
                                      DECEMBER 31,              DECEMBER 31,          DECEMBER 31,               DECEMBER 31,
                                          2010                      2009                  2010                       2009
---------------------------------------------------------------------------------------------------------------------------------
Equity options and futures                $14,500                   $25,373                $205                       $296
Currency forward contracts                  3,232                        --                  93                         --
Cross-currency equity options               1,000                        --                   3                         --
Long currency options                       3,075                     1,000                  67                         22
Short currency options                      2,221                     1,075                  (5)                        --
                                        ---------                 ---------              ------                     ------
                            TOTAL         $24,028                   $27,448                $363                       $318
                                        ---------                 ---------              ------                     ------

GMAB, GMWB AND GMIB REINSURANCE CONTRACTS

The Company reinsured the GMAB, GMWB, and GMIB embedded derivatives for host variable annuity contracts written by HLIKK. The reinsurance contracts are accounted for as free-standing derivative contracts. The notional amount of the reinsurance contracts is the yen denominated GRB balance value converted at the period-end yen to U.S. dollar foreign spot exchange rate. For further information on this transaction, refer to Note 16 "Transactions with Affiliates".

COINSURANCE AND MODIFIED COINSURANCE REINSURANCE CONTRACTS

During 2009, a subsidiary entered into a coinsurance with funds withheld and modified coinsurance reinsurance agreement with an affiliated captive reinsurer, which creates an embedded derivative. In addition, provisions of this agreement include reinsurance to cede a portion of direct written U.S. GMWB riders, which is accounted for as an embedded derivative. Additional provisions of this agreement cede variable annuity contract GMAB, GMWB and GMIB riders reinsured by the Company that have been assumed from HLIKK and is accounted for as a free-standing derivative. For further information on this transaction, refer to
Note 16 "Transactions with Affiliates".

DERIVATIVE BALANCE SHEET CLASSIFICATION

The table below summarizes the balance sheet classification of the Company's derivative related fair value amounts, as well as the gross asset and liability fair value amounts. The fair value amounts presented do not include income accruals or cash collateral held amounts, which are netted with derivative fair value amounts to determine balance sheet presentation. Derivatives in the Company's separate accounts are not included because the associated gains and losses accrue directly to policyholders. The Company's derivative instruments are held for risk management purposes, unless otherwise noted in the table below. The notional amount of derivative contracts represents the basis upon which pay or receive amounts are calculated and is presented in the table to quantify the volume of the Company's derivative activity. Notional amounts are not necessarily reflective of credit risk.

                                                                     NET DERIVATIVES
                                             NOTIONAL AMOUNT                           FAIR VALUE
                                        DEC. 31,        DEC. 31,            DEC. 31,                DEC. 31,
                                          2010            2009                2010                    2009
-----------------------------------------------------------------------------------------------------------------
HEDGE DESIGNATION/ DERIVATIVE TYPE
CASH FLOW HEDGES
 Interest rate swaps                       $7,652          $8,729               $144                     $53
 Forward rate agreements                       --           3,000                 --                      --
 Foreign currency swaps                       255             301                 --                      (4)
                                        ---------       ---------            -------                 -------
                TOTAL CASH FLOW HEDGES      7,907          12,030                144                      49
                                        ---------       ---------            -------                 -------
FAIR VALUE HEDGES
 Interest rate swaps                        1,079           1,744                (47)                    (21)
 Foreign currency swaps                       677             696                (12)                     (9)
                                        ---------       ---------            -------                 -------
               TOTAL FAIR VALUE HEDGES      1,756           2,440                (59)                    (30)
                                        ---------       ---------            -------                 -------
NON-QUALIFYING STRATEGIES
 INTEREST RATE CONTRACTS
 Interest rate swaps, caps, floors,
  and futures                               5,490           5,511               (255)                    (79)
 FOREIGN EXCHANGE CONTRACTS
 Foreign currency swaps and forwards          196             227                (14)                    (11)
 Japan 3Win foreign currency swaps          2,285           2,514                177                     (19)
 Japanese fixed annuity hedging
  instruments                               2,119           2,271                608                     316
 Japanese variable annuity hedging
  instruments                               1,720             257                 73                      (8)
 CREDIT CONTRACTS
 Credit derivatives that purchase
  credit protection                         1,730           1,887                 (5)                    (34)
 Credit derivatives that assume credit
  risk (1)                                  2,035             902               (376)                   (176)
 Credit derivatives in offsetting
  positions                                 5,175           3,591                (57)                    (52)
 EQUITY CONTRACTS
 Equity index swaps and options               188             221                (10)                    (16)
 VARIABLE ANNUITY HEDGE PROGRAM
 GMWB product derivatives (2)              42,278          46,906             (1,625)                 (1,991)
 GMWB reinsurance contracts                 8,767          10,301                280                     347
 GMWB hedging instruments                  17,856          15,567                467                      52
 Macro hedge program                       24,028          27,448                363                     318
 OTHER
 GMAB, GMWB, and GMIB reinsurance
  contracts                                21,423          19,618             (2,633)                 (1,448)
 Coinsurance and modified coinsurance
  reinsurance contracts                    51,934          49,545              1,722                     761
                                        ---------       ---------            -------                 -------
       TOTAL NON-QUALIFYING STRATEGIES    187,224         186,766             (1,285)                 (2,040)
                                        ---------       ---------            -------                 -------
    TOTAL CASH FLOW HEDGES, FAIR VALUE
 HEDGES, AND NON-QUALIFYING STRATEGIES   $196,887        $201,236            $(1,200)                $(2,021)
                                        ---------       ---------            -------                 -------
BALANCE SHEET LOCATION
 Fixed maturities, available-for-sale        $441            $170               $(26)                    $(8)
 Other investments                         51,633          18,049              1,453                     220
 Other liabilities                         20,318          56,524               (357)                    113
 Consumer notes                                39              64                 (5)                     (5)
 Reinsurance recoverables                  58,834          58,380              2,002                   1,108
 Other policyholder funds and benefits
  payable                                  65,622          68,049             (4,267)                 (3,449)
                                        ---------       ---------            -------                 -------
                     TOTAL DERIVATIVES   $196,887        $201,236            $(1,200)                $(2,021)
                                        ---------       ---------            -------                 -------

                                                   ASSET DERIVATIVES                       LIABILITY DERIVATIVES
                                                      FAIR VALUE                                FAIR VALUE
                                            DEC. 31,               DEC. 31,          DEC. 31,                DEC. 31,
                                              2010                   2009              2010                    2009
--------------------------------------  ----------------------------------------------------------------------------------
HEDGE DESIGNATION/ DERIVATIVE TYPE
CASH FLOW HEDGES
 Interest rate swaps                           $182                   $201               $(38)                  $(148)
 Forward rate agreements                         18                     --                (18)                     --
 Foreign currency swaps                          --                     21                 --                     (25)
                                             ------                 ------            -------                 -------
                TOTAL CASH FLOW HEDGES          200                    222                (56)                   (173)
                                             ------                 ------            -------                 -------
FAIR VALUE HEDGES
 Interest rate swaps                              4                     16                (51)                    (37)
 Foreign currency swaps                          71                     53                (83)                    (62)
                                             ------                 ------            -------                 -------
               TOTAL FAIR VALUE HEDGES           75                     69               (134)                    (99)
                                             ------                 ------            -------                 -------
NON-QUALIFYING STRATEGIES
 INTEREST RATE CONTRACTS
 Interest rate swaps, caps, floors,
  and futures                                   121                    157               (376)                   (236)
 FOREIGN EXCHANGE CONTRACTS
 Foreign currency swaps and forwards             --                     --                (14)                    (11)
 Japan 3Win foreign currency swaps              177                     35                 --                     (54)
 Japanese fixed annuity hedging
  instruments                                   608                    319                 --                      (3)
 Japanese variable annuity hedging
  instruments                                    74                     --                 (1)                     (8)
 CREDIT CONTRACTS
 Credit derivatives that purchase
  credit protection                              18                     36                (23)                    (70)
 Credit derivatives that assume credit
  risk (1)                                        7                      2               (383)                   (178)
 Credit derivatives in offsetting
  positions                                      60                    114               (117)                   (166)
 EQUITY CONTRACTS
 Equity index swaps and options                   5                      3                (15)                    (19)
 VARIABLE ANNUITY HEDGE PROGRAM
 GMWB product derivatives (2)                    --                     --             (1,625)                 (1,991)
 GMWB reinsurance contracts                     280                    347                 --                      --
 GMWB hedging instruments                       647                    264               (180)                   (212)
 Macro hedge program                            372                    558                 (9)                   (240)
 OTHER
 GMAB, GMWB, and GMIB reinsurance
  contracts                                      --                     --             (2,633)                 (1,448)
 Coinsurance and modified coinsurance
  reinsurance contracts                       2,342                  1,226               (620)                   (465)
                                             ------                 ------            -------                 -------
       TOTAL NON-QUALIFYING STRATEGIES        4,711                  3,061             (5,996)                 (5,101)
                                             ------                 ------            -------                 -------
    TOTAL CASH FLOW HEDGES, FAIR VALUE
 HEDGES, AND NON-QUALIFYING STRATEGIES       $4,986                 $3,352            $(6,186)                $(5,373)
                                             ------                 ------            -------                 -------
BALANCE SHEET LOCATION
 Fixed maturities, available-for-sale          $ --                   $ --               $(26)                    $(8)
 Other investments                            2,021                    270               (568)                    (50)
 Other liabilities                              343                  1,509               (700)                 (1,396)
 Consumer notes                                  --                     --                 (5)                     (5)
 Reinsurance recoverables                     2,622                  1,573               (620)                   (465)
 Other policyholder funds and benefits
  payable                                        --                     --             (4,267)                 (3,449)
                                             ------                 ------            -------                 -------
                     TOTAL DERIVATIVES       $4,986                 $3,352            $(6,186)                $(5,373)
                                             ------                 ------            -------                 -------

(1) The derivative instruments related to this strategy are held for other investment purposes.

(2) These derivatives are embedded within liabilities and are not held for risk management purposes.

CHANGE IN NOTIONAL AMOUNT

The net decrease in notional amount of derivatives since December 31, 2009, was primarily due to the following:

- The GMWB product derivative notional declined $4.6 billion primarily as a result of policyholder lapses and withdrawals partially offset by an increase in the equity market. This decrease was partially offset by an increase in notional of the coinsurance and modified coinsurance reinsurance contracts.

- The notional amount related to the macro hedge program declined $3.4 billion primarily due to the expiration of certain equity index options during the first quarter.

- The Company terminated $3 billion notional of forward rate agreements as a result of the sale of the hedged variable rate securities. The $3 billion notional was comprised of a series of one month forward contracts that were hedging the variability of cash flows related to coupon payments on $250 of variable rate securities for consecutive monthly periods during 2010.

- The GMAB, GMWB, and GMIB reinsurance contract notional increased $1.8 billion due to the appreciation of the Japanese yen in comparison to the U.S. dollar.

- The notional amount related to interest rate swaps that qualify for cash flow hedge accounting, which are used to convert interest receipts on floating-rate fixed maturity securities to fixed rates, declined $1.2 billion due to swap maturities.

- The notional amount related to credit derivatives in offsetting positions increased by $1.6 billion primarily due to purchases and terminations during the year of credit derivatives that were purchasing credit protection.

- The notional amount related to credit derivatives that assume credit risk increased by $1.1 billion as a result of the Company adding $509 notional which reference to a standard market basket of corporate issuers to manage credit spread duration, $274 notional related to the bifurcation of certain embedded credit derivatives as a result of new accounting guidance, and $342 related to the consolidation of a VIE as a result of new accounting guidance. For further discussion of the new accounting guidance on embedded credit derivatives and VIEs adopted during 2010, see Adoption of New Accounting Standards in Note 1.

CHANGE IN FAIR VALUE

The change in the total fair value of derivative instruments since December 31, 2009, was primarily related to the following:

- The increase in the combined GMWB hedging program, which includes the GMWB product, reinsurance, and hedging derivatives, was primarily a result of purchases of equity options, liability model assumption updates during third quarter, lower implied market volatility, and outperformance of the underlying actively managed funds as compared to their respective indices, partially offset by a general decrease in long-term interest rates and rising equity markets.

- The increase in fair value related to the Japanese fixed annuity hedging instruments and Japan 3Win foreign currency swaps is primarily due to the U.S. dollar weakening in comparison to the Japanese yen, partially offset by a decrease in fair value of the Japan 3 Win foreign currency swaps due to a decrease in long-term U.S. interest rates.

- Under an internal reinsurance agreement with an affiliate, the increase in fair value associated with the GMAB, GMWB, and GMIB reinsurance along with a portion of the GMWB related derivatives are ceded to the affiliated reinsurer and result in an offsetting decrease in fair value of the coinsurance and modified coinsurance reinsurance contracts.

- The fair value related to credit derivatives that assume credit risk primarily decreased as a result of the Company adopting new accounting guidance related to the consolidation of VIEs; see Adoption of New Accounting Standards in Note 1. As a result of this new guidance, the Company has consolidated a Company sponsored CDO that included credit default swaps with a notional amount of $342 and a fair value of $(250) as of December 31, 2010. These swaps reference a basket of corporate issuers.

CASH FLOW HEDGES

For derivative instruments that are designated and qualify as cash flow hedges, the effective portion of the gain or loss on the derivative is reported as a component of OCI and reclassified into earnings in the same period or periods during which the hedged transaction affects earnings. Gains and losses on the derivative representing hedge ineffectiveness are recognized in current earnings. All components of each derivative's gain or loss were included in the assessment of hedge effectiveness.

The following table presents the components of the gain or loss on derivatives that qualify as cash flow hedges:

                 DERIVATIVES IN CASH FLOW HEDGING RELATIONSHIPS

                                                                                         NET REALIZED CAPITAL GAINS (LOSSES)
                                      GAIN (LOSS) RECOGNIZED IN OCI                              RECOGNIZED IN INCOME
                                    ON DERIVATIVE (EFFECTIVE PORTION)                    ON DERIVATIVE (INEFFECTIVE PORTION)
                         2010                     2009                 2008       2010                  2009               2008
------------------------------------------------------------------------------------------------------------------------------------
Interest rate swaps            $232                $(357)               $648            $2                $1                $7
Foreign currency swaps            3                 (177)                193            (1)               75                 1
                             ------              -------              ------          ----              ----                --
                  TOTAL        $235                $(534)               $841            $1               $76                $8
                             ------              -------              ------          ----              ----                --

                 DERIVATIVES IN CASH FLOW HEDGING RELATIONSHIPS

                                                                                       GAIN (LOSS) RECLASSIFIED FROM AOCI
                                                                                         INTO INCOME (EFFECTIVE PORTION)
                                                                                     2010             2009             2008
---------------------------------------------------------------------------------------------------------------------------------
Interest rate swaps                         Net realized capital gains (losses)        $5              $ --              $34
Interest rate swaps                                Net investment income (loss)        56                28              (20)
Foreign currency swaps                      Net realized capital gains (losses)        (7)             (115)             (60)
Foreign currency swaps                             Net investment income (loss)        --                 2                1
                                                                                     ----            ------            -----
                                                                         TOTAL        $54              $(85)            $(45)
                                                                                     ----            ------            -----

As of December 31, 2010, the before-tax deferred net gains on derivative instruments recorded in AOCI that are expected to be reclassified to earnings during the next twelve months are $76. This expectation is based on the anticipated interest payments on hedged investments in fixed maturity securities that will occur over the next twelve months, at which time the Company will recognize the deferred net gains (losses) as an adjustment to interest income over the term of the investment cash flows. The maximum term over which the Company is hedging its exposure to the variability of future cash flows (for forecasted transactions, excluding interest payments on existing variable-rate financial instruments) is three years.

During the year ended December 31, 2010, the Company had less than $1 of net reclassifications from AOCI to earnings resulting from the discontinuance of cash-flow hedges due to forecasted transactions that were no longer probable of occurring. For the years ended December 31, 2009 and 2008, the Company had before-tax gains of $1 and $198, respectively, related to net reclassifications from AOCI to earnings resulting from the discontinuance of cash-flow hedges due to forecasted transactions that were no longer probable of occurring.

FAIR VALUE HEDGES

For derivative instruments that are designated and qualify as a fair value hedge, the gain or loss on the derivative, as well as the offsetting loss or gain on the hedged item attributable to the hedged risk are recognized in current earnings. The Company includes the gain or loss on the derivative in the same line item as the offsetting loss or gain on the hedged item. All components of each derivative's gain or loss were included in the assessment of hedge effectiveness.

The Company recognized in income gains (losses) representing the ineffective portion of fair value hedges as follows:

                DERIVATIVES IN FAIR VALUE HEDGING RELATIONSHIPS

                                                              GAIN(LOSS) RECOGNIZED IN INCOME (1)
                                                        2010      HEDGED                           2009      HEDGED
                                          DERIVATIVE               ITEM              DERIVATIVE               ITEM
------------------------------------------------------------------------------------------------------------------------
Interest rate swaps
 Net realized capital gains (losses)          $(44)                 $38                   $72                  $(68)
 Benefits, losses and lo0ss adjustment
  expenses                                      (1)                   3                   (37)                   40
Foreign currency swaps
 Net realized capital gains (losses)             8                   (8)                   51                   (51)
 Benefits, losses and loss adjustment
  expenses                                     (12)                  12                     2                    (2)
                                             -----                 ----                 -----                 -----
                                 TOTAL        $(49)                 $45                   $88                  $(81)
                                             -----                 ----                 -----                 -----

                                             GAIN(LOSS) RECOGNIZED IN INCOME (1)
                                                               2008       HEDGED
                                                DERIVATIVE                 ITEM
--------------------------------------  ---------------------------------------------
Interest rate swaps
 Net realized capital gains (losses)                $(140)                  $132
 Benefits, losses and lo0ss adjustment
  expenses                                             25                    (18)
Foreign currency swaps
 Net realized capital gains (losses)                 (124)                   124
 Benefits, losses and loss adjustment
  expenses                                             42                    (42)
                                                  -------                 ------
                                 TOTAL              $(197)                  $196
                                                  -------                 ------

(1) The amounts presented do not include the periodic net coupon settlements of the derivative or the coupon income (expense) related to the hedged item. The net of the amounts presented represents the ineffective portion of the hedge.

NON-QUALIFYING STRATEGIES

For non-qualifying strategies, including embedded derivatives that are required to be bifurcated from their host contracts and accounted for as derivatives, the gain or loss on the derivative is recognized currently in earnings within net realized capital gains or losses. The following table presents the gain or loss recognized in income on non-qualifying strategies:

                           NON-QUALIFYING STRATEGIES
       GAIN (LOSS) RECOGNIZED WITHIN NET REALIZED CAPITAL GAINS (LOSSES)

                                                  DECEMBER 31,
                                       2010          2009           2008
--------------------------------------------------------------------------------
INTEREST RATE CONTRACTS
 Interest rate swaps, caps, floors,
  and forwards                           $14            $32              $3
FOREIGN EXCHANGE CONTRACTS
 Foreign currency swaps and forwards      (3)           (37)             27
 Japan 3Win foreign currency swaps
  (1)                                    215            (22)             --
 Japanese fixed annuity hedging
  instruments (2)                        385            (12)            487
 Japanese variable annuity hedging
  instruments                            102            (17)             40
CREDIT CONTRACTS
 Credit derivatives that purchase
  credit protection                      (17)          (379)            211
 Credit derivatives that assume
  credit risk                            157            137            (412)
EQUITY CONTRACTS
 Equity index swaps and options            5             (3)            (23)
VARIABLE ANNUITY HEDGE PROGRAM
 GMWB product derivatives                510          4,727          (5,760)
 GMWB reinsurance contracts             (102)          (988)          1,073
 GMWB hedging instruments               (295)        (2,234)          3,374
 Macro hedge program                    (584)          (895)             74
OTHER
 GMAB, GMWB, and GMIB reinsurance
  contracts                             (769)         1,106          (2,158)
 Coinsurance and modified
  coinsurance reinsurance contracts      284           (577)             --
                                      ------       --------       ---------
                               TOTAL    $(98)          $838         $(3,064)
                                      ------       --------       ---------

(1) The associated liability is adjusted for changes in spot rates through realized capital gains and losses and was $(273) and $64 for the years ended December 31, 2010 and 2009, respectively. There were no Japan 3Win foreign currency swaps as of December 31, 2008.

(2) The associated liability is adjusted for changes in spot rates through realized capital gains and losses and was $(332), $67, and $450 for the years ended December 31, 2010, 2009 and 2008, respectively. In addition, included are gains of $1 for the year ended December 31, 2010 related to Japan FVO fixed maturity securities. There were no Japan FVO fixed maturity securities as of December 31, 2009 and December 31, 2008.

For the year ended December 31, 2010, the net realized capital gain (loss) related to derivatives used in non-qualifying strategies was primarily comprised of the following:

- The net loss on derivatives associated with GMAB, GMWB, and GMIB product reinsurance contracts, which are reinsured to an affiliated captive reinsurer, was primarily due to a decrease in Japan interest rates, an increase in Japan currency volatility and a decrease in Japan equity markets.

- The net loss associated with the macro hedge program is primarily due to a higher equity market valuation, time decay, and lower implied market volatility, partially offset by gains due to the strengthening of the Japanese yen.

- The net gain on the Japanese fixed annuity hedging instruments is primarily due to the strengthening of the Japanese yen in comparison to the U.S. dollar.

- The net gain related to the Japan 3 Win foreign currency swaps is primarily due to the strengthening of the Japanese yen in comparison to the U.S. dollar, partially offset by the decrease in U.S. long-term interest rates.

- The net gain on the coinsurance and modified coinsurance reinsurance agreement, which is accounted for as a derivative instrument, primarily offsets the net loss on GMAB, GMWB, and GMIB reinsurance contracts. For a discussion related to the reinsurance agreement refer to Note 16 "Transactions with Affiliates" for more information on this transaction.

- The net gain associated with credit derivatives that assume credit risk is primarily due to credit spreads tightening.

- The gain related to the combined GMWB hedging program, which includes the GMWB product, reinsurance, and hedging derivatives, was primarily a result of liability model assumption updates during third quarter, lower implied market volatility, and outperformance of the underlying actively managed funds as compared to their respective indices, partially offset by a general decrease in long-term interest rates and rising equity markets.

- The gain on Japan variable annuity hedges was primarily driven by the appreciation of Japanese yen in comparison to the euro.

For the year ended December 31, 2009, the net realized capital gain (loss) related to derivatives used in non-qualifying strategies was primarily due to the following:

- The gain related to the net GMWB product, reinsurance, and hedging derivatives was primarily due to liability model assumption updates given favorable trends in policyholder experience, the relative outperformance of the underlying actively managed funds as compared to their respective indices, and the impact of the Company's own credit standing. Additional net gains on GMWB related derivatives include lower implied market volatility and a general increase in long-term interest rates, partially offset by rising equity markets. For more information on the policyholder behavior and liability model assumption updates, refer to Note 3.

- The net gain on derivatives associated with GMAB, GMWB, and GMIB product reinsurance contracts, which are reinsured to an affiliated captive reinsurer, was primarily due to an increase in interest rates, an increase in the Japan equity markets, a decline in Japan equity market volatility, and liability model assumption updates for credit standing.

- The net loss on the macro hedge program was primarily the result of a higher equity market valuation and the impact of trading activity.

- The net loss on the coinsurance and modified coinsurance reinsurance agreement, which is accounted for as a derivative instrument, primarily offsets the net gain on GMAB, GMWB, and GMIB reinsurance contracts. For a discussion related to the reinsurance agreement refer to Note 16 "Transactions with Affiliates" for more information on this transaction.

For the year ended December 31, 2008, the net realized capital loss related to derivatives used in non-qualifying strategies was primarily due to the following:

- The loss related to the net GMWB product, reinsurance, and hedging derivatives was primarily due to liability model assumption updates and market-based hedge ineffectiveness due to extremely volatile capital markets and the relative underperformance of the underlying actively managed funds as compared to their respective indices, partially offset by gains in the fourth quarter related to liability model assumption updates for lapse rates.

- The net loss on derivatives associated with GMAB, GMWB, and GMIB product reinsurance contracts was primarily due to a decrease in Japan equity markets, a decrease in Japan interest rates, an increase in Japan equity market volatility, and the implementation of FAS 157.

In addition, for the year ended December 31, 2008, the Company has incurred losses of $39 on derivative instruments due to counterparty default related to the bankruptcy of Lehman Brothers Inc. These losses were a result of the contractual collateral threshold amounts and open collateral calls in excess of such amounts immediately prior to the bankruptcy filing, as well as interest rate and credit spread movements from the date of the last collateral call to the date of the bankruptcy filing.

Refer to Note 10 for additional disclosures regarding contingent credit related features in derivative agreements.

CREDIT RISK ASSUMED THROUGH CREDIT DERIVATIVES

The Company enters into credit default swaps that assume credit risk of a single entity, referenced index, or asset pool in order to synthetically replicate investment transactions. The Company will receive periodic payments based on an agreed upon rate and notional amount and will only make a payment if there is a credit event. A credit event payment will typically be equal to the notional value of the swap contract less the value of the referenced security issuer's debt obligation after the occurrence of the credit event. A credit event is generally defined as a default on contractually obligated interest or principal payments or bankruptcy of the referenced entity. The credit default swaps in which the Company assumes credit risk primarily reference investment grade single corporate issuers and baskets, which include trades ranging from baskets of up to five corporate issuers to standard and customized diversified portfolios of corporate issuers. The diversified portfolios of corporate issuers are established within sector concentration limits and are typically divided into tranches that possess different credit ratings.

The following tables present the notional amount, fair value, weighted average years to maturity, underlying referenced credit obligation type and average credit ratings, and offsetting notional amounts and fair value for credit derivatives in which the Company is assuming credit risk as of December 31, 2010 and 2009.

                            AS OF DECEMBER 31, 2010

                                                                 WEIGHTED
                                                                  AVERAGE
                                  NOTIONAL      FAIR             YEARS TO
                                 AMOUNT (2)     VALUE            MATURITY
-------------------------------------------------------------------------------
CREDIT DERIVATIVE TYPE BY
 DERIVATIVE RISK EXPOSURE
Single name credit default
 swaps
 Investment grade risk             $1,038         $(6)              3 years
  exposure
 Below investment grade risk          151          (6)              3 years
  exposure
Basket credit default swaps
 (4)
 Investment grade risk              2,064          (7)              4 years
  exposure
 Investment grade risk                352         (32)              6 years
  exposure
 Below investment grade risk          667        (334)              4 years
  exposure
Embedded credit derivatives
 Investment grade risk                 25          25               4 years
  exposure
 Below investment grade risk          325         286               6 years
  exposure
                                   ------       -----              --------
                        TOTAL      $4,622        $(74)
                                   ------       -----

                                        UNDERLYING REFERENCED
                                      CREDIT OBLIGATION(S) (1)

                                                          AVERAGE
                                                           CREDIT
                                     TYPE                  RATING
-----------------------------  ---------------------------------------
CREDIT DERIVATIVE TYPE BY
 DERIVATIVE RISK EXPOSURE
Single name credit default
 swaps
 Investment grade risk         Corporate Credit/             A+
  exposure                       Foreign Gov.
 Below investment grade risk   Corporate Credit             BB-
  exposure
Basket credit default swaps
 (4)
 Investment grade risk         Corporate Credit             BBB+
  exposure
 Investment grade risk            CMBS Credit                A-
  exposure
 Below investment grade risk   Corporate Credit             BBB+
  exposure
Embedded credit derivatives
 Investment grade risk         Corporate Credit             BBB-
  exposure
 Below investment grade risk   Corporate Credit              BB
  exposure
                               -----------------           ------
                        TOTAL

                                  OFFSETTING
                                   NOTIONAL        OFFSETTING
                                  AMOUNT (3)     FAIR VALUE (3)
-----------------------------  --------------------------------
CREDIT DERIVATIVE TYPE BY
 DERIVATIVE RISK EXPOSURE
Single name credit default
 swaps
 Investment grade risk                $945            $(36)
  exposure
 Below investment grade risk           135             (11)
  exposure
Basket credit default swaps
 (4)
 Investment grade risk               1,155              (7)
  exposure
 Investment grade risk                 352              32
  exposure
 Below investment grade risk
  exposure
Embedded credit derivatives
 Investment grade risk                  --              --
  exposure
 Below investment grade risk            --              --
  exposure
                                    ------            ----
                        TOTAL       $2,587            $(22)
                                    ------            ----

                            AS OF DECEMBER 31, 2009

                                                                WEIGHTED
                                                                 AVERAGE
                                  NOTIONAL      FAIR            YEARS TO
                                 AMOUNT (2)     VALUE           MATURITY
-----------------------------------------------------------------------------
CREDIT DERIVATIVE TYPE BY
 DERIVATIVE RISK EXPOSURE
Single name credit default
 swaps
 Investment grade risk               $755          $4             4 years
  exposure
 Below investment grade risk          114          (4)            4 years
  exposure
Basket credit default swaps
 (4)
 Investment grade risk              1,276         (57)            4 years
  exposure
 Investment grade risk                352         (91)            7 years
  exposure
 Below investment grade risk          125         (98)            5 years
  exposure
Credit linked notes
 Investment grade risk                 76          73             2 years
  exposure
                                   ------       -----            --------
                        TOTAL      $2,698       $(173)
                                   ------       -----

                                        UNDERLYING REFERENCED
                                      CREDIT OBLIGATION(S) (1)

                                                          AVERAGE
                                                           CREDIT
                                     TYPE                  RATING
-----------------------------  ---------------------------------------
CREDIT DERIVATIVE TYPE BY
 DERIVATIVE RISK EXPOSURE
Single name credit default
 swaps
 Investment grade risk         Corporate Credit/            AA-
  exposure                       Foreign Gov.
 Below investment grade risk   Corporate Credit              B+
  exposure
Basket credit default swaps
 (4)
 Investment grade risk         Corporate Credit             BBB+
  exposure
 Investment grade risk            CMBS Credit                A
  exposure
 Below investment grade risk   Corporate Credit             BBB+
  exposure
Credit linked notes
 Investment grade risk         Corporate Credit             BBB+
  exposure
                               -----------------           ------
                        TOTAL

                                  OFFSETTING
                                   NOTIONAL         OFFSETTING
                                  AMOUNT (3)      FAIR VALUE (3)
-----------------------------  ----------------------------------
CREDIT DERIVATIVE TYPE BY
 DERIVATIVE RISK EXPOSURE
Single name credit default
 swaps
 Investment grade risk                $742             $(43)
  exposure
 Below investment grade risk            75              (11)
  exposure
Basket credit default swaps
 (4)
 Investment grade risk                 626              (11)
  exposure
 Investment grade risk                 352               91
  exposure
 Below investment grade risk            --               --
  exposure
Credit linked notes
 Investment grade risk                  --               --
  exposure
                                    ------             ----
                        TOTAL       $1,795              $26
                                    ------             ----

(1) The average credit ratings are based on availability and the midpoint of the applicable ratings among Moody's, S&P, and Fitch. If no rating is available from a rating agency, then an internally developed rating is used.

(2) Notional amount is equal to the maximum potential future loss amount. There is no specific collateral related to these contracts or recourse provisions included in the contracts to offset losses.

(3) The Company has entered into offsetting credit default swaps to terminate certain existing credit default swaps, thereby offsetting the future changes in value of, or losses paid related to, the original swap.

(4) Includes $2.6 billion and $1.6 billion as of December 31, 2010 and 2009, respectively, of standard market indices of diversified portfolios of corporate issuers referenced through credit default swaps. These swaps are subsequently valued based upon the observable standard market index. Also includes $467 and $175 as of December 31, 2010 and 2009, respectively, of customized diversified portfolios of corporate issuers referenced through credit default swaps.

COLLATERAL ARRANGEMENTS

The Company enters into various collateral arrangements in connection with its derivative instruments, which require both the pledging and accepting of collateral. As of December 31, 2010 and 2009, collateral pledged having a fair value of $544 and $667, respectively, was included in fixed maturities, AFS, in the Consolidated Balance Sheets.

The following table presents the classification and carrying amount of loaned securities and derivative instruments collateral pledged.

                                   DECEMBER 31, 2010         DECEMBER 31, 2009
----------------------------------------------------------------------------------
Fixed maturities, AFS                      $544                      $712
Short-term investments                       --                        14
                                         ------                    ------
      TOTAL COLLATERAL PLEDGED             $544                      $726
                                         ------                    ------

As of December 31, 2010 and 2009, the Company had accepted collateral with a fair value of $1.4 billion and $906, respectively, of which $1.1 billion and $833, respectively, was derivative cash collateral which was invested and recorded in the Consolidated Balance Sheets in fixed maturities and short-term investments with a corresponding liability recorded. The Company is only permitted by contract to sell or repledge the noncash collateral in the event of a default by the counterparty. As of December 31, 2010 and 2009, noncash collateral accepted was held in separate custodial accounts and were not included in the Company's Consolidated Balance Sheets.

SECURITIES ON DEPOSIT WITH STATES

The Company is required by law to deposit securities with government agencies in states where it conducts business. As of December 31, 2010 and 2009, the fair value of securities on deposit was approximately $14.

5. REINSURANCE

ACCOUNTING POLICY

The Company cedes a share of the risks it has underwritten to other insurance companies through reinsurance treaties in order to limit its maximum losses and to diversify its exposures and provide surplus relief. Such transfers do not relieve the Company of its primary liability under policies it wrote and, as such, failure of reinsurers to honor their obligations could result in losses to the Company. The Company also assumes reinsurance from other insurers and is a member of and participates in reinsurance pools and associations. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk. Reinsurance accounting is followed for ceded and assumed transactions when the risk transfer provisions have been met.

Premiums and benefits, losses and loss adjustment expenses reflect the net effects of ceded and assumed reinsurance transactions. Included in other assets are prepaid reinsurance premiums, which represent the portion of premiums, ceded to reinsurers applicable to the unexpired terms of the reinsurance contracts. Reinsurance recoverables include balances due from reinsurance companies for paid and unpaid losses and loss adjustment expenses and are presented net of an allowance for uncollectible reinsurance.

The Company reinsures certain of its risks to other reinsurers under yearly renewable term, coinsurance, and modified coinsurance arrangements. The cost of reinsurance related to long-duration contracts is accounted for over the life of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies.

The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk. Reinsurance is placed with reinsurers that meet strict financial criteria established by The Company. As of December 31, 2010 and 2009, there were no reinsurance-related concentrations of credit risk greater than 10% of the Company's stockholders' equity. As of December 31, 2010, 2009, and 2008 the Company's policy for the largest amount retained on any one life by the Life Insurance segment was $10.

RESULTS

Insurance recoveries on ceded reinsurance contracts, which reduce death and other benefits, were $324, $450, and $465 for the years ended December 31, 2010, 2009, and 2008, respectively. The Company reinsures 31% of GMDB, as well as a portion of GMWB, on contracts issued prior to July 2007, offered in connection with its variable annuity contracts. The Company maintains reinsurance agreements with HLA, whereby the Company cedes both group life and group accident and health risk. Under these treaties, the Company ceded group life premium of $129, $178, and $148 in 2010, 2009, and 2008, respectively, and accident and health premium of $205, $232, and $236, respectively, to HLA. Effective October 1, 2009, HLAI entered into a modified coinsurance and coinsurance with funds withheld reinsurance agreement with an affiliated captive reinsurer, White River Life Reinsurance ("WRR"). The agreement provides that HLAI will cede, and WRR will reinsure 100% of the in-force and prospective variable annuities and riders written or reinsured by HLAI. Under this transaction, the Company ceded $56 and $62 in 2010 and 2009, respectively. Refer to Note 16, Transactions with Affiliates for further information.

Net fee income, earned premiums and other were comprised of the following:

                                        FOR THE YEARS ENDED DECEMBER 31,
                                       2010           2009           2008
--------------------------------------------------------------------------------
Gross fee income, earned premiums
 and other                             $4,756         $4,890         $5,741
Reinsurance assumed                        69             70             48
Reinsurance ceded                        (759)          (860)          (682)
                                     --------       --------       --------
NET FEE INCOME, EARNED PREMIUMS AND
                              OTHER    $4,066         $4,100         $5,107
                                     --------       --------       --------

6. DEFERRED POLICY ACQUISITION COSTS AND PRESENT VALUE OF FUTURE PROFITS

ACCOUNTING POLICY

The Company capitalizes acquisition costs that vary with and are primarily related to the acquisition of new and renewal insurance contracts. The Company's deferred policy acquisition cost ("DAC") asset, which includes the present value of future profits, related to most universal life-type contracts (including variable annuities) is amortized over the estimated life of the contracts acquired in proportion to the present value of estimated gross profits ("EGPs"). EGPs are also used to amortize other assets and liabilities in the Company's Consolidated Balance Sheets, such as, sales inducement assets ("SIA") and unearned revenue reserves ("URR"). Components of EGPs are used to determine reserves for universal life type contracts (including variable annuities) with death or other insurance benefits such as guaranteed minimum death, guaranteed minimum income and universal life secondary guarantee benefits. These benefits are accounted for and collectively referred to as death and other insurance benefit reserves and are held in addition to the account value liability representing policyholder funds.

For most contracts, the Company estimates gross profits over 20 years as EGPs emerging subsequent to that timeframe are immaterial. Products sold in a particular year are aggregated into cohorts. Future gross profits for each cohort are projected over the estimated lives of the underlying contracts, based on future account value projections for variable annuity and variable universal life products. The projection of future account values requires the use of certain assumptions including: separate account returns; separate account fund mix; fees assessed against the contract holder's account balance; surrender and lapse rates; interest margin; mortality; and hedging costs.

Prior to the second quarter of 2009, the Company determined EGPs using the mean derived from stochastic scenarios that had been calibrated to the estimated separate account return. The Company also completed a comprehensive assumption study, in the third quarter of each year and revised best estimate assumptions used to estimate future gross profits when the EGPs in the Company's models fell outside of an independently determined reasonable range of EGPs. The Company also considered, on a quarterly basis, other qualitative factors such as product, regulatory and policyholder behavior trends and would also revise EGPs if those trends were expected to be significant.

Beginning with the second quarter of 2009, the Company now determines EGPs from a single deterministic reversion to mean ("RTM") separate account return projection which is an estimation technique commonly used by insurance entities to project future separate account returns. Through this estimation technique, the Company's DAC model is adjusted to reflect actual account values at the end of each quarter and through a consideration of recent market returns, the Company will "unlock" or adjust projected returns over a future period so that the account value returns to the long-term expected rate of return, providing that those projected returns do not exceed certain caps or floors. This DAC Unlock, for future separate account returns, is determined each quarter.

In the third quarter of each year, the Company completes a comprehensive non-market related policyholder behavior assumption study and incorporates the results of those studies into its projection of future gross profits. Additionally, throughout the year, the Company evaluates various aspects of policyholder behavior and periodically revises its policyholder assumptions as credible emerging data indicates that changes are warranted. Upon completion of an assumption study or evaluation of credible new information, the Company will revise its assumptions to reflect its current best estimate. These assumption revisions will change the projected account values and the related EGPs in the DAC, SIA and URR amortization models, as well as the death and other insurance benefit reserving models.

All assumption changes that affect the estimate of future EGPs including: the update of current account values; the use of the RTM estimation technique; or policyholder behavior assumptions, are considered an Unlock in the period of revision. An Unlock adjusts the DAC, SIA, URR and death and other insurance benefit reserve balances in the Consolidated Balance Sheets with an offsetting benefit or charge in the Consolidated Statements of Operations in the period of the revision. An Unlock that results in an after-tax benefit generally occurs as a result of actual experience or future expectations of product profitability being favorable compared to previous estimates. An Unlock that results in an after-tax charge generally occurs as a result of actual experience or future expectations of product profitability being unfavorable compared to previous estimates.

An Unlock revises EGPs to reflect current best estimate assumptions. The Company must also test the aggregate recoverability of DAC and SIA by comparing the existing DAC and SIA balance to the present value of future EGPs.

Effective October 1, 2009, HLAI entered into a modified coinsurance and coinsurance with funds withheld reinsurance agreement with an affiliated captive reinsurer, White River Life Reinsurance ("WRR"). The agreement provides that HLAI will cede, and WRR will reinsure 100% of the in-force and prospective variable annuities and associated GMDB and GMWB riders written or reinsured by HLAI. This transaction resulted in a DAC Unlock of $2.0 billion, pre-tax and $1.3 billion, after-tax. See Note 16 Transactions with Affiliates for further information on the transaction.

RESULTS

Changes in the DAC balance are as follows:

                                       2010           2009           2008
--------------------------------------------------------------------------------
BALANCE, JANUARY 1                    $ 5,779        $ 9,944        $ 8,601
Deferred costs                            521            674          1,258
Amortization -- DAC                      (381)          (813)          (499)
Amortization -- Unlock, pre-tax (1)       166         (2,905)        (1,111)
Amortization -- DAC from
 Discontinued operations                  (17)           (11)           (10)
Adjustments to unrealized gains and
 losses on securities
 available-for-sale and other (2)      (1,120)        (1,080)         1,747
Effect of currency translation            (10)            24            (42)
Cumulative effect of accounting
 change, pre-tax (3)                       11            (54)            --
                                     --------       --------       --------
BALANCE, DECEMBER 31                   $4,949         $5,779         $9,944
                                     --------       --------       --------

(1) The most significant contributors to the Unlock benefit recorded during the twelve months ended December 31, 2010 were actual separate account returns being above our aggregated estimated return and the impacts of assumption updates.

     The most significant contributors to the Unlock amount recorded during the twelve months ended December 31, 2009 were $2.0 billion related to reinsurance of a block of in-force and prospective U.S. variable annuities and the associated GMDB and GMWB riders with an affiliated captive reinsurer, as well as actual separate account returns being significantly below our aggregated estimated return for the first quarter of 2009, partially offset by actual returns being greater than our aggregated estimated return for the period from April 1, 2009 to December 31, 2009. Also included in the unlock was $(49) related to DAC recoverability impairment associated with the decision to suspend sales in the U.K. variable annuity business.

     The most significant contributors to the Unlock amount recorded during the twelve months ended December 31, 2008 were actual separate account returns significantly below our aggregated estimated return. Furthermore, the Company reduced its 20 year projected separate account return assumption from 7.8% to 7.2% in the U.S. Retirement Plans reduced its estimate of future fees as plans met contractual size limits ("breakpoints"), causing a lower fee schedule to apply, and the Company increased its assumption for future deposits by existing plan participants.

(2) The most significant contributor to the adjustments was the effect of declining interest rates, resulting in unrealized gains on securities classified in AOCI. Other includes a $34 decrease as a result of the disposition of DAC from the sale of the Hartford Investments Canada Corporation.

(3) For the year ended December 31, 2010 the effect of adopting new accounting guidance for embedded credit derivatives resulted in a decrease to retained earnings and, as a result, a DAC benefit. In addition, an offsetting amount was recorded in unrealized losses as unrealized losses decreased upon adoption of the new accounting guidance.

     For the year ended December 31, 2009 the effect of adopting new accounting guidance for investments other- than- temporarily impaired resulted in an increase to retained earnings and, as a result, a DAC charge. In addition, an offsetting amount was recorded in unrealized losses as unrealized losses increased upon adoption of the new accounting guidance.

Estimated future net amortization expense of present value of future profits for the succeeding five years is $19, $18, $17, $16, and $16 in 2011, 2012, 2013,
2014, and 2015, respectively.

7. GOODWILL

ACCOUNTING POLICY

Goodwill represents the excess of costs over the fair value of net assets acquired. Goodwill is not amortized but is reviewed for impairment at least annually or more frequently if events occur or circumstances change that would indicate a triggering event for a potential impairment has occurred. The goodwill impairment test follows a two step process. In the first step, the fair value of a reporting unit is compared to its carrying value. If the carrying value of a reporting unit exceeds its fair value, the second step of the impairment test is performed for purposes of measuring the impairment. In the second step, the fair value of the reporting unit is allocated to all of the assets and liabilities of the reporting unit to determine an implied goodwill value. This allocation is similar to a purchase price allocation performed in purchase accounting. If the carrying amount of the reporting unit's goodwill exceeds the implied goodwill value, an impairment loss shall be recognized in an amount equal to that excess.

Management's determination of the fair value of each reporting unit incorporates multiple inputs including cash flow calculations, price to earnings multiples, the level of The Hartford's share price and assumptions that market participants would make in valuing the reporting unit. Other assumptions include levels of economic capital, future business growth, earnings projections, assets under management and the weighted average cost of capital used for purposes of discounting. Decreases in the amount of economic capital allocated to a reporting unit, decreases in business growth, decreases in earnings projections and increases in the weighted average cost of capital will all cause the reporting unit's fair value to decrease.

RESULTS

The following table shows the Company's carrying amount of goodwill allocated to reporting segments as of December 31, 2010 and December 31, 2009.

                                        DECEMBER 31, 2010
                                           ACCUMULATED           CARRYING
                         GROSS             IMPAIRMENTS            VALUE
----------------------------------------------------------------------------
 Global Annuity            $184                $(184)               $ --
 Life Insurance             224                   --                 224
 Retirement Plans            87                   --                  87
 Mutual Funds               159                   --                 159
                         ------              -------              ------
     TOTAL GOODWILL        $654                $(184)               $470
                         ------              -------              ------

                                        DECEMBER 31, 2009
                                           ACCUMULATED           CARRYING
                         GROSS             IMPAIRMENTS            VALUE
-------------------  -------------------------------------------------------
 Global Annuity            $184                $(184)               $ --
 Life Insurance             224                   --                 224
 Retirement Plans            87                   --                  87
 Mutual Funds               159                   --                 159
                         ------              -------              ------
     TOTAL GOODWILL        $654                $(184)               $470
                         ------              -------              ------

The Company completed its annual goodwill assessment for the individual reporting units as of January 1, 2010, which resulted in no write-downs of goodwill in 2010. The reporting units passed the first step of their annual impairment tests with a significant margin with the exception of the Individual Life reporting unit within Life Insurance. Individual Life completed the second step of the annual goodwill impairment test resulting in an implied goodwill value that was in excess of its carrying value. Even though the fair value of the reporting unit was lower that it's carrying value, the implied level of goodwill in Individual Life exceeded the carrying amount of goodwill. In the implied purchase accounting required by the step two goodwill impairment test, the implied present value of future profits was substantially lower than that of the DAC asset removed in purchase accounting. A higher discount rate was used for calculating the present value of future profits as compared to that used for calculating the present value of estimated gross profits for DAC. As a result, in the implied purchase accounting, implied goodwill exceeded the carrying amount of goodwill.

The Company completed its annual goodwill assessment for the individual reporting units of the Company as of January 1, 2009 and concluded that the fair value of each reporting unit for which goodwill had been allocated was in excess of the respective reporting unit's carrying value (the first step of the goodwill impairment test).

However, as noted above, goodwill is reassessed at an interim date if certain circumstances occur which would cause the entity to conclude that it was more likely than not that the carrying value of one or more of its reporting units would be in excess of the respective reporting unit's fair value. As a result of the continued decline in the equity markets from January 1, 2009, rating agency downgrades, and a decline in The Hartford's share price, the Company concluded, during the first quarter of 2009, that the conditions had been met to warrant an interim goodwill impairment test. In performing step one of the impairment test, the fair value of the Retirement Plans and Mutual Funds reporting units was determined to be in excess of their carrying value. For the Individual Life reporting unit within Life Insurance, the fair value was not in excess of the carrying value and the step two impairment analysis was required to be performed. The fair value in step two of the goodwill impairment analysis for the Individual Life reporting unit was determined to be in excess of its carrying value.

The Company's interim goodwill impairment test performed in connection with the preparation of its year end 2008 financial statements resulted in a pre-tax impairment charge of $184 in the U.S. Individual Annuity reporting unit within Global Annuity. The impairment charge taken in 2008 was primarily due to the Company's estimate of the U.S. Individual Annuity reporting unit's fair value falling significantly below its book value. The fair value of this reporting unit declined as the statutory and capital risks associated with the death and living benefit guarantees sold with products offered by this reporting unit increased. These concerns had a comparable impact on The Hartford's share price. The determination of fair value for the U.S Individual Annuity reporting unit incorporated multiple inputs including discounted cash flow calculations, market participant assumptions and The Hartford's share price.

8. SEPARATE ACCOUNTS, DEATH BENEFITS AND OTHER INSURANCE BENEFIT FEATURES

ACCOUNTING POLICY

The Company records the variable portion of individual variable annuities, 401(k), institutional, 403(b)/457, private placement life and variable life insurance products within separate accounts. Separate account assets are reported at fair value and separate account liabilities are reported at amounts consistent with separate account assets. Investment income and gains and losses from those separate account assets accrue directly to the policyholder, who assumes the related investment risk, and are offset by the related liability changes reported in the same line item in the Consolidated Statements of Operations. The Company earns fees for investment management, certain administrative expenses, and mortality and expense risks assumed which are reported in fee income.

Certain contracts classified as universal life-type include death and other insurance benefit features including GMDB offered with variable annuity contracts, or secondary guarantee benefits offered with universal life ("UL") insurance contracts. GMDBs have been written in various forms as described in this note. UL secondary guarantee benefits ensure that the policy will not terminate, and will continue to provide a death benefit, even if there is insufficient policy value to cover the monthly deductions and charges. These death and other insurance benefit features require an additional liability be held above the account value liability representing the policyholders' funds. This liability is reported in reserve for future policy benefits in the Company's Consolidated Balance Sheets. Changes in the death and other insurance benefit reserves are recorded in benefits, losses and loss adjustment expenses in the Company's Consolidated Statements of Operations.

Consistent with the Company's policy on DAC Unlock, the Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefits, losses and loss adjustment expense. For further information on the DAC Unlock, see Note 6 Deferred Policy Acquisition Costs and Present Value of Future Benefits.

The Company reinsures the GMDBs associated with its in-force block of business. The Company also assumes, through reinsurance, minimum death, income, withdrawal and accumulation benefits offered by an affiliate. The death and other insurance benefit liability is determined by estimating the expected present value of the benefits in excess of the policyholder's expected account value in proportion to the present value of total expected assessments. The additional death and other insurance benefits and net reinsurance costs are recognized ratably over the accumulation period based on total expected assessments.

RESULTS

Changes in the gross GMDB and UL secondary guarantee benefits are as follows:

                                                                 UL SECONDARY
                                                 GMDB             GUARANTEES
--------------------------------------------------------------------------------
LIABILITY BALANCE AS OF JANUARY 1, 2010         $ 1,304               $ 76
Incurred                                            286                 39
Paid                                               (350)                --
Unlock                                             (125)                (2)
                                               --------             ------
LIABILITY BALANCE AS OF DECEMBER 31, 2010        $1,115               $113
                                               --------             ------
REINSURANCE RECOVERABLE ASSET, AS OF JANUARY
 1, 2010                                          $ 802               $ 22
Incurred                                            125                  8
Paid                                               (177)                --
Unlock                                              (64)                --
                                               --------             ------
REINSURANCE RECOVERABLE ASSET, AS OF DECEMBER
 31, 2010                                          $686                $30
                                               --------             ------

                                                                 UL SECONDARY
                                                 GMDB             GUARANTEES
--------------------------------------------------------------------------------
LIABILITY BALANCE AS OF JANUARY 1, 2009           $ 882              $ 40
Incurred                                            378                41
Unlock                                              547                (5)
Paid                                               (503)               --
                                               --------              ----
LIABILITY BALANCE AS OF DECEMBER 31, 2009        $1,304               $76
                                               --------              ----
REINSURANCE RECOVERABLE ASSET, AS OF JANUARY
 1, 2009                                          $ 595              $ 16
Incurred                                            183                 6
Paid                                               (255)               --
Unlock                                              279                --
                                               --------              ----
REINSURANCE RECOVERABLE ASSET, AS OF DECEMBER
 31, 2009                                          $802               $22
                                               --------              ----

During 2010, 2009 and 2008, there were no gains or losses on transfers of assets from the general account to the separate account.

The following table provides details concerning GMDB and GMIB exposure as of December 31, 2010:

 BREAKDOWN OF VARIABLE ANNUITY ACCOUNT VALUE BY GMDB TYPE AT DECEMBER 31, 2010

                                                                              RETAINED
                                            ACCOUNT       NET AMOUNT         NET AMOUNT        WEIGHTED AVERAGE
                                             VALUE          AT RISK           AT RISK            ATTAINED AGE
                                            ("AV")        ("NAR") (9)       ("RNAR") (9)         OF ANNUITANT
------------------------------------------------------------------------------------------------------------------
MAXIMUM ANNIVERSARY VALUE ("MAV") (1)
MAV only                                      $25,546         $5,526              $433                68
 With 5% rollup (2)                             1,752            472                34                68
 With Earnings Protection Benefit Rider
  (EPB) (3)                                     6,524            883                21                64
 With 5% rollup & EPB                             724            157                 6                67
                                          -----------      ---------          --------                --
 Total MAV                                     34,546          7,038               494
Asset Protection Benefit (APB) (4)             27,840          2,703               525                65
Lifetime Income Benefit (LIB) -- Death
 Benefit (5)                                    1,319             88                26                63
Reset (6) (5-7 years)                           3,699            243               126                68
Return of Premium ("ROP") (7) /Other           23,427            674               190                65
                                          -----------      ---------          --------                --
                  SUBTOTAL U.S. GMDB (8)     $ 90,831       $ 10,746           $ 1,361                66
 Less: General Account Value with U.S.
  GMDB                                          6,865
                                          -----------
   SUBTOTAL SEPARATE ACCOUNT LIABILITIES
                               WITH GMDB       83,966
 Separate Account Liabilities without
  U.S. GMDB                                    75,776
                                          -----------
      TOTAL SEPARATE ACCOUNT LIABILITIES     $159,742
                                          -----------
JAPAN GMDB (10), (11)                         $17,911         $4,190              $ --                67
                                          -----------      ---------          --------                --
JAPAN GMIB (10), (11)                         $17,681         $3,916              $ --                67
                                          -----------      ---------          --------                --

(1) MAV: the GMDB is the greatest of current AV, net premiums paid and the highest AV on any anniversary before age 80 (adjusted for withdrawals).

(2) Rollup: the GMDB is the greatest of the MAV, current AV, net premium paid and premiums (adjusted for withdrawals) accumulated at generally 5% simple interest up to the earlier of age 80 or 100% of adjusted premiums.

(3) EPB GMDB is the greatest of the MAV, current AV, or contract value plus a percentage of the contract's growth. The contract's growth is AV less premiums net of withdrawals, subject to a cap of 200% of premiums net of withdrawals.

(4) APB GMDB is the greater of current AV or MAV, not to exceed current AV plus 25% times the greater of net premiums and MAV (each adjusted for premiums in the past 12 months).

(5) LIB GMDB is the greatest of current AV, net premiums paid, or for certain contracts a benefit amount that ratchets over time, generally based on market performance.

(6) Reset GMDB is the greatest of current AV, net premiums paid and the most recent five to seven year anniversary AV before age 80 (adjusted for withdrawals).

(7)  ROP: the GMDB is the greater of current AV and net premiums paid.

(8) AV includes the contract holder's investment in the separate account and the general account.

(9) NAR is defined as the guaranteed benefit in excess of the current AV. RNAR is NAR reduced for reinsurances. NAR and RNAR are highly sensitive to equity market movements and increase when equity markets decline.

(10) Assumed GMDB includes a ROP and MAV (before age 80) paid in a single lump sum. GMIB is a guarantee to return initial investment, adjusted for earnings liquidity, paid through a fixed annuity, after a minimum deferral period of 10, 15 or 20 years. The guaranteed remaining balance ("GRB") related to the Japan GMIB was $ 20.9 billion and $19.1 billion as of December 31, 2010 and 2009, respectively. The GRB related to the Japan GMAB and GMWB was $570.0 and $522.2 as of December 31, 2010 and December 31, 2009. These liabilities are not included in the Separate Account as they are not legally insulated from the general account liabilities of the insurance enterprise. As of December 31, 2010, 100% of the AV and 100% of RNAR is reinsured to an affiliate. See Note 16 Transaction with Affiliates for further discussion.

(11) Policies with a guaranteed living benefit (a GMWB in the US or a GMIB in Japan) also have a guaranteed death benefit. The NAR for each benefit is shown, however these benefits are not additive. When a policy terminates due to death, any NAR related to GMWB or GMIB is released. Similarly, when a policy goes into benefit status on a GMWB or GMIB, its GMDB NAR is released.

See Note 3 for a description of the Company's guaranteed living benefits that are accounted for at fair value.

Account balances of contracts with guarantees were invested in variable separate accounts as follows:

                                           DECEMBER 31,         DECEMBER 31,
                                               2010                 2009
--------------------------------------------------------------------------------
ASSET TYPE
Equity securities (including mutual
 funds) (1)                                    $75,601              $75,720
Cash and cash equivalents                        8,365                9,298
                                             ---------            ---------
                                 TOTAL         $83,966              $85,018
                                             ---------            ---------

(1) As of December 31, 2010 and December 31, 2009, approximately 15% and 16%, respectively, of the equity securities above were invested in fixed income securities through these funds and approximately 85% and 84%, respectively, were invested in equity securities.

9. SALES INDUCEMENTS

ACCOUNTING POLICY

The Company currently offers enhanced crediting rates or bonus payments to contract holders on certain of its individual and group annuity products. The expense associated with offering a bonus is deferred and amortized over the life of the related contract in a pattern consistent with the amortization of deferred policy acquisition costs. Amortization expense associated with expenses previously deferred is recorded over the remaining life of the contract. Consistent with the Company's Unlock, the Company unlocked the amortization of the sales inducement asset. See Note 1, for more information concerning the Unlock.

RESULTS

Changes in deferred sales inducement activity were as follows for the year ended December 31:

                                            2010         2009         2008
--------------------------------------------------------------------------------
BALANCE, BEGINNING OF PERIOD                $ 194        $ 533        $ 459
Sales inducements deferred                     10           43          137
Unlock                                         (9)        (286)         (43)
Amortization charged to income                  2          (96)         (20)
                                           ------       ------       ------
BALANCE, END OF PERIOD                       $197         $194         $533
                                           ------       ------       ------

10. COMMITMENTS AND CONTINGENCIES

ACCOUNTING POLICY

Management evaluates each contingent matter separately. A loss is recorded if probable and reasonably estimable. Management establishes reserves for these contingencies at its "best estimate," or, if no one number within the range of possible losses is more probable than any other, the Company records an estimated reserve at the low end of the range of losses.

LITIGATION

The Company is involved in claims litigation arising in the ordinary course of business, both as a liability insurer defending or providing indemnity for third-party claims brought against insureds and as an insurer defending coverage claims brought against it. The Company accounts for such activity through the establishment of unpaid loss and loss adjustment expense reserves. Management expects that the ultimate liability, if any, with respect to such ordinary-course claims litigation, after consideration of provisions made for potential losses and costs of defense, will not be material to the consolidated financial condition, results of operations or cash flows of the Company.

The Company is also involved in other kinds of legal actions, some of which assert claims for substantial amounts. These actions include, among others, putative state and federal class actions seeking certification of a state or national class. Such putative class actions have alleged, for example, improper sales practices in connection with the sale of life insurance and other investment products; and improper fee arrangements in connection with investment products and structured settlements. The Company also is involved in individual actions in which punitive damages are sought, such as claims alleging bad faith in the handling of insurance claims. Management expects that the ultimate liability, if any, with respect to such lawsuits, after consideration of provisions made for estimated losses, will not be material to the consolidated financial condition of the Company. Nonetheless, given the large or indeterminate amounts sought in certain of these actions, and the inherent unpredictability of litigation, an adverse outcome in certain matters could, from time to time, have a material adverse effect on the Company's consolidated results of operations or cash flows in particular quarterly or annual periods.

Apart from the inherent difficulty of predicting litigation outcomes, particularly those that will be decided by a jury, many of the matters specifically identified below purport to seek substantial damages for unsubstantiated conduct spanning a multi-year period based on novel and complex legal theories and damages models. The alleged damages typically are not quantified or factually supported in the complaint, and, in any event, the Company's experience shows that demands for damages often bear little relation to a reasonable estimate of potential loss. Most are in the earliest stages of litigation, with few or no substantive legal decisions by the court defining the scope of the claims, the class (if any), or the potentially available damages. In many, the Company has not yet answered the complaint or asserted its defenses, and fact discovery is still in progress or has not yet begun. Accordingly, unless otherwise specified below, management cannot reasonably estimate the possible loss or range of loss, if any, or predict the timing of the eventual resolution of these matters.

10. COMMITMENTS AND CONTINGENCIES

MUTUAL FUND FEES LITIGATION - In October 2010, a derivative action was brought on behalf of six Hartford retail mutual funds in the United States District Court for the District of Delaware, alleging that Hartford Investment Financial Services, LLC received excessive advisory and distribution fees in violation of its statutory fiduciary duty under Section 36(b) of the Investment Company Act of 1940. Plaintiff seeks to rescind the investment management agreements and distribution plans between the Company and the six mutual funds and to recover the total fees charged thereunder or, in the alternative, to recover any improper compensation the Company received. The Company disputes the allegations and has moved to dismiss the complaint.

STRUCTURED SETTLEMENT CLASS ACTION LITIGATION - In October 2005, a putative nationwide class action was filed in the United States District Court for the District of Connecticut against the Company and several of its subsidiaries on behalf of persons who had asserted claims against an insured of a Hartford property & casualty insurance company that resulted in a settlement in which some or all of the settlement amount was structured to afford a schedule of future payments of specified amounts funded by an annuity from the Company ("Structured Settlements"). The operative complaint alleged that since 1997 the Company deprived the settling claimants of the value of their damages recoveries by secretly deducting 15% of the annuity premium of every Structured Settlement to cover brokers' commissions, other fees and costs, taxes, and a profit for the annuity provider, and asserted claims under the Racketeer Influenced and Corrupt Organizations Act ("RICO") and state law. The district court certified a class for the RICO and fraud claims in March 2009, and the Company's petition to the United States Court of Appeals for the Second Circuit for permission to file an interlocutory appeal of the class-certification ruling was denied in October 2009. In April 2010, the parties reached an agreement in principle to settle on a nationwide class basis, under which the Company would pay $54 in exchange for a full release and dismissal of the litigation. The $54 was accrued in the first quarter of 2010. The settlement received final court approval in September 2010 and was paid in the third quarter of 2010.

DERIVATIVE COMMITMENTS

Certain of the Company's derivative agreements contain provisions that are tied to the financial strength ratings of the individual legal entity that entered into the derivative agreement as set by nationally recognized statistical rating agencies. If the legal entity's financial strength were to fall below certain ratings, the counterparties to the derivative agreements could demand immediate and ongoing full collateralization and in certain instances demand immediate settlement of all outstanding derivative positions traded under each impacted bilateral agreement. The settlement amount is determined by netting the derivative positions transacted under each agreement. If the termination rights were to be exercised by the counterparties, it could impact the legal entity's ability to conduct hedging activities by increasing the associated costs and decreasing the willingness of counterparties to transact with the legal entity. The aggregate fair value of all derivative instruments with credit-risk-related contingent features that are in a net liability position as of December 31, 2010, is $254. Of this $254, the legal entities have posted collateral of $284 in the normal course of business. Based on derivative market values as of December 31, 2010, a downgrade of one level below the current financial strength ratings by either Moody's or S&P would not require additional collateral to be posted. These collateral amounts could change as derivative market values change, as a result of changes in our hedging activities or to the extent changes in contractual terms are negotiated. The nature of the collateral that we may be required to post is primarily in the form of U.S. Treasury bills and U.S. Treasury notes.

LEASE COMMITMENTS

The rent paid to Hartford Fire for operating leases was $15, $25 and $14 for the years ended December 31, 2010, 2009 and 2008, respectively. Future minimum lease commitments are as follows:

2011                                                                         $13
2012                                                                           9
2013                                                                           6
2014                                                                           3
2015                                                                          --
Thereafter                                                                    --
                                                                            ----
                                                                     TOTAL   $31
                                                                            ----

UNFUNDED COMMITMENTS

As of December 31, 2010, the Company has outstanding commitments totaling $891, of which $491 is committed to fund mortgage loans, largely commercial whole loans expected to fund in the first half of 2011. Additionally, $354 is committed to fund limited partnerships and other alternative investments, which may be called by the partnership during the commitment period (on average two to five years) to fund the purchase of new investments and partnership expenses. Once the commitment period expires, the Company is under no obligation to fund the remaining unfunded commitment but may elect to do so. The remaining outstanding commitments are primarily related to various funding obligations associated with mortgage loans and private placement securities. These have a commitment period of one month to three years.

GUARANTY FUND AND OTHER INSURANCE-RELATED ASSESSMENTS

In all states, insurers licensed to transact certain classes of insurance are required to become members of a guaranty fund. In most states, in the event of the insolvency of an insurer writing any such class of insurance in the state, members of the funds are assessed to pay certain claims of the insolvent insurer. A particular state's fund assesses its members based on their respective written premiums in the state for the classes of insurance in which the insolvent insurer was engaged. Assessments are generally limited for any year to one or two percent of premiums written per year depending on the state.

The Company accounts for guaranty fund and other insurance assessments in accordance with Statement of Position No. 97-3, "Accounting by Insurance and Other Enterprises for Insurance-Related Assessments". Liabilities for guaranty funds and other insurance-related assessments are accrued when an assessment is probable, when it can be reasonably estimated, and when the event obligating the Company to pay an imposed or probable assessment has occurred. Liabilities for guaranty funds and other insurance-related assessments are not discounted and are included as part of other liabilities in the Consolidated Balance Sheets. As of December 31, 2010 and 2009, the liability balance was $7 and $7, respectively. As of December 31, 2010 and 2009, $9 and $10, respectively, related to premium tax offsets were included in other assets.

11. INCOME TAX

ACCOUNTING POLICY

The Company recognizes taxes payable or refundable for the current year and deferred taxes for the tax consequences of differences between the financial reporting and tax basis of assets and liabilities. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years the temporary differences are expected to reverse.

The Company is included in The Hartford's consolidated Federal income tax return. The Company and The Hartford have entered into a tax sharing agreement under which each member in the consolidated U.S. Federal income tax return will make payments between them such that, with respect to any period, the amount of taxes to be paid by the Company, subject to certain tax adjustments, is consistent with the "parent down" approach. Under this approach, the Company's deferred tax assets and tax attributes are considered realized by it so long as the group is able to recognize (or currently use) the related deferred tax asset or attribute. Thus the need for a valuation allowance is determined at the consolidated return level rather than at the level of the individual entities comprising the consolidated group.

RESULTS

Income tax expense (benefit) is as follows:

                                                                               FOR THE YEARS ENDED DECEMBER 31,
                                                                   2010                    2009                      2008
---------------------------------------------------------------------------------------------------------------------------------
INCOME TAX EXPENSE (BENEFIT)
 Current -- U.S. Federal                                             $49                      $300                     $(682)
    -- International                                                   5                        --                        --
                                                                  ------                 ---------                 ---------
                                              TOTAL CURRENT           54                       300                      (682)
                                                                  ------                 ---------                 ---------
 Deferred -- U.S. Federal Excluding NOL Carryforward                 175                    (2,387)                     (779)
     -- Net Operating Loss Carryforward                               (1)                      688                      (719)
                                                                  ------                 ---------                 ---------
                                             TOTAL DEFERRED          174                    (1,699)                   (1,498)
                                                                  ------                 ---------                 ---------
                         TOTAL INCOME TAX EXPENSE (BENEFIT)         $228                   $(1,399)                  $(2,180)
                                                                  ------                 ---------                 ---------

Deferred tax assets (liabilities) include the following as of December 31:

                                                    2010            2009
--------------------------------------------------------------------------------
DEFERRED TAX ASSETS
Tax basis deferred policy acquisition costs            $531            $596
Net unrealized loss on investments                       --           1,258
Investment-related items                              2,140           1,637
NOL Carryover                                            83              80
Minimum tax credit                                      542             514
Capital Loss Carryforward                                --             256
Foreign tax credit carryovers                            --              50
Depreciable & Amortizable assets                         48              59
Other                                                     1              35
                                                  ---------       ---------
                       TOTAL DEFERRED TAX ASSETS      3,345           4,485
                             VALUATION ALLOWANCE       (139)            (80)
                                                  ---------       ---------
                         NET DEFERRED TAX ASSETS      3,206           4,405
                                                  ---------       ---------
DEFERRED TAX LIABILITIES
Financial statement deferred policy acquisition
 costs and reserves                                  (1,000)         (1,302)
Net unrealized loss on investments                       (5)             --
Employee benefits                                       (33)            (37)
Other                                                   (30)             --
                                                  ---------       ---------
                  TOTAL DEFERRED TAX LIABILITIES     (1,068)         (1,339)
                                                  ---------       ---------
                        TOTAL DEFERRED TAX ASSET     $2,138          $3,066
                                                  ---------       ---------

As of December 31, 2010 and 2009, the deferred tax asset included the expected tax benefit attributable to foreign net operating losses of $310 and $290, which have no expiration.

If the Company were to follow a "separate entity" approach, it would have to record no additional valuation allowance as of December 31, 2010 and $387 related to realized capital losses as of December 31, 2009. In addition, the current tax benefit related to any of the Company's tax attributes realized by virtue of its inclusion in The Hartford's consolidated tax return would have been recorded directly to surplus rather than income. These benefits were $0, $65 and $500 for 2010, 2009 and 2008, respectively.

The Company has recorded a deferred tax asset valuation allowance that is adequate to reduce the total deferred tax asset to an amount that will more likely than not be realized. The deferred tax asset valuation allowance was $139 as of December 31, 2010 and $80 as of December 31, 2009. The increase in the valuation allowance during 2010 was triggered by the recognition of additional realized losses on investment securities which were incurred in the first quarter. In assessing the need for a valuation allowance, The Hartford's management considered future reversals of existing taxable temporary differences, future taxable income exclusive of reversing temporary differences and carryforwards, and taxable income in prior carryback years, as well as tax planning strategies that include holding a portion of debt securities with market value losses until recovery, selling appreciated securities to offset capital losses, business considerations, such as asset-liability matching, and the sales of certain corporate assets, including a subsidiary. Such tax planning strategies are viewed by The Hartford's management as prudent and feasible and will be implemented if necessary to realize the deferred tax asset. Future economic conditions and debt-market volatility can adversely impact The Hartford's tax planning strategies and in particular The Hartford's ability to utilize tax benefits on previously recognized realized capital losses.

The Company had a current income tax receivable of $258 as of December 31, 2010 and a current tax payable of $15 as of December 31, 2009.

The Company or one or more of its subsidiaries files income tax returns in the U.S. federal jurisdiction, and various states and foreign jurisdictions. With few exceptions, the Company is no longer subject to U.S. federal, state and local, or non-U.S. income tax examinations by tax authorities for years before 2007. The IRS examination of the years 2007 - 2009 commenced during 2010 and is expected to conclude by the end of 2012. In addition, the Company is working with the IRS on a possible settlement of a DRD issue related to prior periods which, if settled, may result in the booking of tax benefits. Such benefits are not expected to be material to the statement of operations. The Company does not anticipate that any of these items will result in a significant change in the balance of unrecognized tax benefits within 12 months. Management believes that adequate provision has been made in the financial statements for any potential assessments that may result from tax examinations and other tax-related matters for all open tax years.

The Company's unrecognized tax benefits are settled with the parent consistent with the terms of the tax sharing agreement described above.

A reconciliation of the tax provision at the U.S. Federal statutory rate to the provision (benefit) for income taxes is as follows:

                                                                               FOR THE YEARS ENDED DECEMBER 31,
                                                                   2010                    2009                      2008
---------------------------------------------------------------------------------------------------------------------------------
Tax provision at the U.S. federal statutory rate                    $329                   $(1,243)                  $(2,005)
Dividends received deduction                                        (145)                     (181)                     (176)
Penalties                                                             --                        --                        --
Foreign related investments                                            3                        28                         3
Valuation Allowance                                                   58                        31                        31
Other                                                                (17)                      (34)                      (33)
                                                                  ------                 ---------                 ---------
                                                      TOTAL         $228                   $(1,399)                  $(2,180)
                                                                  ------                 ---------                 ---------

12. DEBT

CONSUMER NOTES

In 2008, the Company made the decision to discontinue future issuances of consumer notes; this decision does not impact consumer notes currently outstanding. A consumer note is an investment product distributed through broker-dealers directly to retail investors as medium-term, publicly traded fixed or floating rate, or a combination of fixed and floating rate, notes. Consumer notes are part of the Company's spread-based business and proceeds are used to purchase investment products, primarily fixed rate bonds. Proceeds are not used for general operating purposes. Consumer notes maturities may extend up to 30 years and have contractual coupons based upon varying interest rates or indexes (e.g. consumer price index) and may include a call provision that allows the Company to extinguish the notes prior to its scheduled maturity date. Certain Consumer notes may be redeemed by the holder in the event of death. Redemptions are subject to certain limitations, including calendar year aggregate and individual limits. The aggregate limit is equal to the greater of $1 or 1% of the aggregate principal amount of the notes as of the end of the prior year. The individual limit is $250 thousand per individual. Derivative instruments are utilized to hedge the Company's exposure to market risks in accordance with Company policy.

As of December 31, 2010, these consumer notes have interest rates ranging from 4% to 6% for fixed notes and, for variable notes, based on December 31, 2010 rates, either consumer price index plus 80 to 260 basis points, or indexed to the S&P 500, Dow Jones Industrials, foreign currency, or the Nikkei 225. The aggregate maturities of Consumer Notes are as follows: $62 in 2011, $155 in 2012, $78 in 2013, $17 in 2014 and $70 thereafter. For 2010, 2009 and 2008, interest credited to holders of consumer notes was $25, $51 and $59, respectively.

13. STATUTORY RESULTS

The domestic insurance subsidiaries of the Company prepare their statutory financial statements in conformity with statutory accounting practices prescribed or permitted by the applicable state insurance department which vary materially from U.S. GAAP. Prescribed statutory accounting practices include publications of the National Association of Insurance Commissioners ("NAIC"), as well as state laws, regulations and general administrative rules. The differences between statutory financial statements and financial statements prepared in accordance with GAAP vary between domestic and foreign jurisdictions. The principal differences are that statutory financial statements do not reflect deferred policy acquisition costs and limit deferred income taxes, life benefit reserves predominately use interest rate and mortality assumptions prescribed by the NAIC, bonds are generally carried at amortized cost and reinsurance assets and liabilities are presented net of reinsurance.

The statutory net income amounts for the years ended December 31, 2009 and 2008, and the statutory capital and surplus amounts as of December 31, 2009 and 2008 in the table below are based on actual statutory filings with the applicable regulatory authorities. The statutory net income amounts for the year ended December 31, 2010 the statutory capital and surplus amounts as of December 31, 2010 are estimates, as the respective 2010 statutory filings have not yet been made.

                                                                                FOR THE YEARS ENDED DECEMBER 31,
                                                                     2010                    2009                     2008
---------------------------------------------------------------------------------------------------------------------------------
Combined statutory net income (loss)                                   $208                  $1,866                  $(4,512)
                                                                    -------                 -------                 --------
Statutory capital and surplus                                        $5,832                  $5,365                   $4,073
                                                                    -------                 -------                 --------

Statutory accounting practices do not consolidate the net income of subsidiaries as performed under U.S. GAAP. Therefore, the combined statutory net income
(loss) above presents the total statutory net income of the Company and its other insurance subsidiaries to present a comparable statutory net income
(loss). The Company received approval from with the Connecticut Insurance Department regarding the use of two permitted practices in its statutory financial statements and those of its Connecticut-domiciled life insurance subsidiaries as of December 31, 2008. The first permitted practice related to the statutory accounting for deferred income taxes. Specifically, this permitted practice modified the accounting for deferred income taxes prescribed by the NAIC by increasing the realization period for deferred tax assets from one year to three years and increasing the asset recognition limit from 10% to 15% of adjusted statutory capital and surplus. The benefits of this permitted practice could not be considered by the Company when determining surplus available for dividends. The second permitted practice related to the statutory reserving requirements for variable annuities with guaranteed living benefit riders. Actuarial guidelines prescribed by the NAIC required a stand-alone asset adequacy analysis reflecting only benefits, expenses and charges that are associated with the riders for variable annuities with guaranteed living benefits. The permitted practice allowed for all benefits, expenses and charges associated with the variable annuity contract to be reflected in the stand-alone asset adequacy test. These permitted practices resulted in an increase to the Company's estimated statutory surplus of $956 as of December 31, 2008. The effects of these permitted practices are included in the 2008 amounts in the table above.

In December 2009, the NAIC issued Statement of Statutory Accounting Principles ("SSAP") No. 10R, Income Taxes - Revised, A Temporary Replacement of SSAP No.
10. SSAP No. 10R was updated in September 2010 and is effective for annual periods December 31, 2009 and interim and annual periods of 2010 and 2011. SSAP No. 10R increases the realization period for deferred tax assets from one year to three years and increases the asset recognition limit from 10% to 15% of adjusted statutory capital and surplus.

DIVIDENDS

Dividends to the Company from its insurance subsidiaries are restricted, as is the ability of the Company to pay dividends to its parent company. Future dividend decisions will be based on, and affected by, a number of factors, including the operating results and financial requirements of the Company on a stand-alone basis and the impact of regulatory restrictions.

The payment of dividends by Connecticut-domiciled insurers is limited under the insurance holding company laws of Connecticut. These laws require notice to and approval by the state insurance commissioner for the declaration or payment of any dividend, which, together with other dividends or distributions made within the preceding twelve months, exceeds the greater of (i) 10% of the insurer's policyholder surplus as of December 31 of the preceding year or (ii) net income (or net gain from operations, if such company is a life insurance company) for the twelve-month period ending on the thirty-first day of December last preceding, in each case determined under statutory insurance accounting principles. In addition, if any dividend of a Connecticut-domiciled insurer exceeds the insurer's earned surplus, it requires the prior approval of the Connecticut Insurance Commissioner. The insurance holding company laws of the other jurisdictions in which the Company's insurance subsidiaries are incorporated (or deemed commercially domiciled) generally contain similar (although in certain instances somewhat more restrictive) limitations on the payment of dividends.

The Company's subsidiaries are permitted to pay up to a maximum of approximately $815 in dividends in 2011 without prior approval from the applicable insurance commissioner. In 2010, the Company received dividends of $72 from its subsidiaries. With respect to dividends to its parent, the Company's dividend limitation under the holding company laws of Connecticut is $676 in 2011. However, because the Company's earned surplus is negative as of December 31, 2010, the Company will not be permitted to pay any dividends to its parent in 2011 without prior approval from the Connecticut Insurance Commissioner. In 2010, the Company did not pay dividends to its parent company.

14. PENSION PLANS, POSTRETIREMENT, HEALTH CARE AND LIFE INSURANCE BENEFIT AND SAVINGS PLANS

PENSION PLANS

The Company is included in The Hartford's non-contributory defined benefit pension and postretirement health care and life insurance benefit plans. Defined benefit pension expense, postretirement health care and life insurance benefits expense allocated by The Hartford to the Company, was $43, $32 and $24 for the years ended December 31, 2010, 2009 and 2008, respectively.

INVESTMENT AND SAVINGS PLAN

Substantially all U.S. employees are eligible to participate in The Hartford's Investment and Savings Plan under which designated contributions may be invested in common stock of The Hartford or certain other investments. These contributions are matched, up to 3% of compensation, by The Hartford. In 2004, The Hartford began allocating a percentage of base salary to the Plan for eligible employees. In 2010, employees whose prior year earnings were less than $110,000 received a contribution of 1.5% of base salary and employees whose prior year earnings were more than $110,000 received a contribution of 0.5% of base salary. The cost to Hartford Life Insurance Company for this plan was approximately $13, $13 and $10 for the years ended December 31, 2010, 2009 and 2008, respectively.

15. STOCK COMPENSATION PLANS

The Hartford has three primary stock-based compensation plans. The Company is included in these plans and has been allocated compensation expense of $32, $25 and $18 for the years ended December 31, 2010, 2009 and 2008, respectively. The Company's income tax benefit recognized for stock-based compensation plans was $11, $7 and $5 for the years ended December 31, 2010, 2009 and 2008, respectively. The Company did not capitalize any cost of stock-based compensation.

16. TRANSACTIONS WITH AFFILIATES

PARENT COMPANY TRANSACTIONS

Transactions of the Company with Hartford Fire Insurance Company, Hartford Holdings and its affiliates relate principally to tax settlements, reinsurance, insurance coverage, rental and service fees, payment of dividends and capital contributions. In addition, an affiliated entity purchased group annuity contracts from the Company to fund structured settlement periodic payment obligations assumed by the affiliated entity as part of claims settlements with property casualty insurance companies and self-insured entities. As of December 31, 2010, 2009 and 2008, the Company had $53, $50 and $49 of reserves for claim annuities purchased by affiliated entities. For the year ended December 31, 2010, 2009, and 2008, the Company recorded earned premiums of $18, $285, and $461 for these intercompany claim annuities. In the fourth quarter of 2008, the Company issued a payout annuity to an affiliate for $2.2 billion of consideration. The Company will pay the benefits associated with this payout annuity over 12 years.

Substantially all general insurance expenses related to the Company, including rent and employee benefit plan expenses are initially paid by The Hartford. Direct expenses are allocated to the Company using specific identification, and indirect expenses are allocated using other applicable methods. Indirect expenses include those for corporate areas which, depending on type, are allocated based on either a percentage of direct expenses or on utilization.

The Company has issued a guarantee to retirees and vested terminated employees ("Retirees") of The Hartford Retirement Plan for U.S. Employees ("the Plan") who retired or terminated prior to January 1, 2004. The Plan is sponsored by The Hartford. The guarantee is an irrevocable commitment to pay all accrued benefits which the Retiree or the Retiree's designated beneficiary is entitled to receive under the Plan in the event the Plan assets are insufficient to fund those benefits and The Hartford is unable to provide sufficient assets to fund those benefits. The Company believes that the likelihood that payments will be required under this guarantee is remote.

REINSURANCE ASSUMED FROM AFFILIATES

Prior to June 1, 2009, Hartford Life Insurance Company sold fixed market value adjusted ("MVA") annuity products to customers in Japan. The yen based MVA product was written by the HLIKK, a wholly owned Japanese subsidiary of Hartford Life, Inc., and subsequently reinsured to the Company. As of December 31, 2010 and 2009, $2.7 billion and $2.6 billion, respectively, of the account value had been assumed by the Company.

A subsidiary of the Company, Hartford Life and Annuity Insurance Company ("HLAI"), entered into a reinsurance agreement with HLIKK. Through this agreement, HLIKK agreed to cede and HLAI agreed to reinsure 100% of the risks associated with the in-force and prospective GMIB riders and the GMDB riders on covered contracts that have an associated GMIB rider issued by HLIKK on its variable annuity business. The reinsurance agreement applies to all contracts, GMIB riders and GMDB riders in-force and issued as of July 31, 2006 and prospectively, except for policies and GMIB riders issued prior to April 1, 2005. This agreement contains a tiered reinsurance premium structure. While the form of the agreement between HLAI and HLIKK for GMIB business is reinsurance, in substance and for accounting purposes the agreement is a free standing derivative. As such, the reinsurance agreement for GMIB business is recorded at fair value on the Company's balance sheet, with prospective changes in fair value recorded in net realized capital gains (losses) in net income. The fair value of GMIB liability at December 31, 2010, 2009 and 2008 is $2.6 billion, $1.4 billion and $2.6 billion, respectively.

In addition to this agreement, HLAI has two additional reinsurance agreements with HLIKK, one to assume 100% of the GMAB, GMIB and GMDB riders issued by HLIKK on certain of its variable annuity business. The second agreement is for HLAI to assume 100% of the in-force and prospective GMWB riders issued by HLIKK on certain variable annuity business. The GMAB, GMIB and GMWB reinsurance is accounted for as freestanding derivatives at fair value. The fair value of the GMAB was a liability of $1, $1, $1 and GMWB was a liability of $21, $13, $34 at December 31, 2010, 2009 and 2008, respectively. The Reinsurance Agreement for GMDB business is accounted for as a Death Benefit and Other Insurance

Benefit Reserves which is not reported at fair value. The liability for the assumed GMDB reinsurance was $54, $52, $14 and net amount at risk for the assumed GMDB reinsurance was $4.1 billion, $2.7 billion, $4.3 billion at December 31, 2010, 2009 and 2008, respectively.

Effective November 1, 2010, HLAI entered into a reinsurance agreement with Hartford Life Limited Ireland, ("HLL"), a wholly owned UK subsidiary of HLAI. Through this agreement, HLL agreed to cede and HLAI agreed to reinsure 100% of the risks associated with the in-force GMWB and GMDB riders issued by HLL on its variable annuity business. While the form of the agreement between HLAI and HLL for GMWB business is reinsurance, in substance and for accounting purposes the agreement is a free standing derivative. As such, the reinsurance agreement for GMWB business is recorded at fair value on the Company's balance sheet, with prospective changes in fair value recorded in net realized capital gains (losses) in net income. The fair value of GMWB liability at December 31, 2010 is $21.

REINSURANCE CEDED TO AFFILIATES

Effective October 1, 2009, and amended on November 1, 2010, HLAI entered into a modified coinsurance ("modco") and coinsurance with funds withheld reinsurance agreement with an affiliated captive reinsurer, White River Life Reinsurance ("WRR"). The agreement provides that HLAI will cede, and WRR will reinsure 100% of the in-force and prospective variable annuities and riders written or reinsured by HLAI summarized below:

-   Direct written variable annuities and the associated GMDB and GMWB riders.

- Variable annuity contract rider benefits written by HLIKK, which are reinsured to HLAI.

- Annuity contracts and riders written by Union Security Insurance Company, which are reinsured to HLAI.

- Variable annuity contract rider benefits written by HLL, which are reinsured to HLAI as of November 1, 2010

- Annuitizations of, and certain other settlement options offered under, deferred annuity contracts.

Under modco, the assets and the liabilities associated with the reinsured business will remain on the consolidated balance sheet of HLIC in segregated portfolios, and WRR will receive the economic risks and rewards related to the reinsured business. These modco adjustments are recorded as an adjustment to operating expenses.

For the year ended December 31, 2010 the impact of this transaction was an increase to earnings of $570 after-tax. Included in this amount are net realized capital gains of $546, which represents the change in valuation of the derivative, associated with this transaction. In addition, the balance sheet of the Company reflects a modco reinsurance (payable)/recoverable, a deposit liability as well as a net reinsurance recoverable that is comprised of an embedded derivative. The balance of the modco reinsurance (payable)/recoverable, deposit liability and net reinsurance recoverable were $(864), $78, $1.7 billion and $182, $600, and $761 at December 31, 2010 and December 31, 2009,
respectively.

At inception of the contract, HLIC recognized in net income the unlock of the unearned revenue reserve, sales inducement asset and deferred policy acquisition costs related to the direct U.S. variable annuity business of HLAI as well as the impact of remitting the premiums and reserves to WRR. The following table illustrates the transaction's impact on the Company's Statement of Operations as of December 31, 2010 and 2009, respectively.

                                                     2010         2009 (1)
--------------------------------------------------------------------------------
Fee income and other                                   $ --             $84
Earned premiums                                         (56)            (62)
Net realized gains (losses)                             546            (629)
                                                    -------       ---------
                                    TOTAL REVENUES      490            (607)
Benefits, losses and loss adjustment expenses           (40)            (51)
Amortization of deferred policy acquisition costs        --           1,883
 and present value of future profits
Insurance operating costs and other expenses           (348)             (9)
                                                    -------       ---------
                                    TOTAL EXPENSES     (388)          1,823
INCOME (LOSS) BEFORE INCOME TAXES                       878          (2,430)
Income tax expense (benefit)                            308            (851)
                                                    -------       ---------
                                 NET INCOME (LOSS)     $570         $(1,579)
                                                    -------       ---------

(1) At inception of the contract, HLIC recognized in net income the unlock of the unearned revenue reserve, sales inducement asset and deferred policy acquisition costs related to the direct U.S. variable annuity business of HLAI as well as the impact of remitting the premiums and reserves to WRR. 2009 figures illustrate the transaction's impact at inception on the Company's Statement of Operations and the fourth quarter of 2009 activity.

Effective November 1, 2007, HLAI, a subsidiary insurance company ("Ceding Company"), entered into a modco agreement with funds withheld with an affiliate captive reinsurer, Champlain Life Reinsurance Company ("Reinsurer") to provide statutory surplus relief for certain life insurance policies. The Agreement is accounted for as a financing transaction for U.S. GAAP. A standby unaffiliated third party Letter of Credit supports a portion of the statutory reserves that have been ceded to the Reinsurer.

17. RESTRUCTURING, SEVERANCE AND OTHER COSTS

During the year ended December 31, 2009, the Company completed a review of several strategic alternatives with a goal of preserving capital, reducing risk and stabilizing its ratings. These alternatives included the potential restructuring, discontinuation or disposition of various business lines. Following that review, the Company announced that it would suspend all new sales in its European operations and suspend sales of certain IIP business. The Company has also executed on plans to change the management structure of the organization and reorganized the nature and focus of certain of the Company's operations. These plans resulted in termination benefits to current employees, costs to terminate leases and other contracts and asset impairment charges. The Company completed these restructuring activities and executed final payment during the year ended December 31, 2010.

The following pre-tax charges were incurred during the year-ended December 31, 2009 in connection with the restructuring initiatives previously announced:

Severance benefits                                                           $19
Asset impairment charges                                                      26
Other contract termination charges                                             5
                                                                            ----
TOTAL RESTRUCTURING, SEVERANCE AND OTHER COSTS FOR THE YEAR ENDED DECEMBER
                                                                  31, 2009   $50
                                                                            ----

The amounts incurred during the year ended December 31, 2009 were recorded in Insurance operating costs and other expenses within the Company's Other category. There were no restructuring or severance costs incurred in 2010.

18. SALE OF JOINT VENTURE

SALE OF JOINT VENTURE INTEREST IN ICATU HARTFORD SEGUROS, S.A.

On November 23, 2009, the Company entered into a Share Purchase Agreement to sell its joint venture interest in ICATU Hartford Seguros, S.A. ("IHS"), its Brazilian insurance operation, to its partner, ICATU Holding S.A., for $135. The transaction closed in 2010, and the Company received cash proceeds of $130, which was net of capital gains tax withheld of $5. The investment in IHS was reported as an equity method investment in Other assets. As a result of the Share Purchase Agreement, the Company recorded in 2009, an asset impairment charge, net of unrealized capital gains and foreign currency translation adjustments, in net realized capital losses of $44, after-tax.

19. DISCONTINUED OPERATIONS

During the fourth quarter of 2010, the Company completed the sales of its indirect wholly-owned subsidiaries Hartford Investments Canada Corporation ("HICC") and Hartford Advantage Investment, Ltd. ("HAIL"). The Company recognized a net realized capital gain of $41, after-tax, on the sale of HICC and a net realized capital loss of $4, after-tax, on the sale of HAIL. HICC was previously included in the Mutual Funds reporting segment and HAIL was included in the Global Annuity reporting segment. The Company does not expect these sales to have a material impact on the Company's future earnings.

The following table presents the combined amounts related to the operations of HICC and HAIL, which have been reflected as discontinued operations in the Consolidated Statements of Operations.

                                    FOR THE YEARS ENDED DECEMBER 31,
                             2010                 2009                 2008
--------------------------------------------------------------------------------
REVENUES
Fee income and other          $36                  $29                  $32
Net realized capital
 losses                        --                   (1)                  --
                             ----                 ----                 ----
        TOTAL REVENUES         36                   28                   32
BENEFITS, LOSSES AND
 EXPENSES
Insurance operating
 and other expenses            28                   24                   29
Amortization of
 deferred policy
 acquisition costs and
 present value of
 future profits                17                   11                   10
                             ----                 ----                 ----
TOTAL BENEFITS, LOSSES
          AND EXPENSES         45                   35                   39
    LOSS BEFORE INCOME
                 TAXES         (9)                  (7)                  (7)
Income tax benefit             (3)                  (2)                  (2)
                             ----                 ----                 ----
  LOSS FROM OPERATIONS
       OF DISCONTINUED
    OPERATIONS, NET OF
                   TAX         (6)                  (5)                  (5)
Net realized capital
 gain on disposal, net
 of tax                        37                   --                   --
                             ----                 ----                 ----
    INCOME (LOSS) FROM
          DISCONTINUED
    OPERATIONS, NET OF
                   TAX        $31                  $(5)                 $(5)
                             ----                 ----                 ----

20. QUARTERLY RESULTS FOR 2010 AND 2009 (UNAUDITED)

                                                                 THREE MONTHS ENDED
                                          MARCH 31,                   JUNE 30,                  SEPTEMBER 30,
                                     2010          2009          2010          2009          2010          2009
-----------------------------------------------------------------------------------------------------------------
Total revenues                       $1,247        $3,143        $2,204        $1,709        $1,229          $384
Total benefits, losses and
 expenses                            $1,237        $3,514        $2,393        $1,399          $689        $1,544
Income (loss) from continuing
 operations, net of tax                 $(7)        $(200)         $(84)         $215          $379         $(714)
Income (loss) from
 discontinued operations, net
 of tax                                 $(1)          $(8)          $(1)           $2           $(3)           $4
Net income (loss)                       $(8)        $(208)         $(85)         $217          $376         $(710)
Less: Net income (loss)
 attributable to the
 noncontrolling interest                 $1            $5            $3            $1            $2            $3
Net income (loss)
 attributable to Hartford
 Life Insurance Company                 $(9)        $(213)         $(88)         $216          $374         $(713)
                                    -------       -------       -------       -------       -------       -------

                                   THREE MONTHS ENDED
                                         DECEMBER 31,
                                     2010           2009
-----------------------------  --------------------------------
Total revenues                       $1,301           $836
Total benefits, losses and
 expenses                              $713         $3,156
Income (loss) from continuing
 operations, net of tax                $433        $(1,443)
Income (loss) from
 discontinued operations, net
 of tax                                 $36            $(3)
Net income (loss)                      $469        $(1,446)
Less: Net income (loss)
 attributable to the
 noncontrolling interest                 $2             $1
Net income (loss)
 attributable to Hartford
 Life Insurance Company                $467        $(1,447)
                                    -------       --------

                                    PART II

                               OTHER INFORMATION

ITEM 26.  EXHIBITS

(a) Resolution of the board of directors of Hartford authorizing the establishment of the Separate Account.(1)
(b)    Not applicable.
(c)    (i)    Principal Underwriting Agreement.(2)
       (ii)   Form of Sales Agreement.(1)
(d)    Form of Group Variable Funding Agreement.(1)
(e)    Form of the Application.(1)
(f)    (i)    Articles of Incorporation of Hartford.(3)
       (ii)   Bylaws of Hartford.(3)
(g)    Not applicable.
(h)    Form of Participation Agreement.(1)
(i)    Not applicable
(j)    Not applicable
(k) Opinion and Consent of Christopher M. Grinnell, Vice President and Assistant General Counsel.
(l)    Not applicable
(m)    Not applicable
(n)    Consent of Deloitte & Touche LLP.
(o)    Not applicable.
(p)    Not applicable.
(q)    Not applicable.
(r)    Copy of Power of Attorney.

------------

(1) Incorporated by Reference to Post-Effective Amendment No. 12, to the Registration Statement File No. 333-114401, filed on April 28, 2010.

(2) Incorporated by Reference to Pre-Effective Amendment No. 1, to the Registration Statement, File No. 333-151805, filed on October 30, 2008.

(3) Incorporated by reference to Post-Effective Amendment No. 3, to the Registration Statement File No. 333-148564, filed on February 9, 2009.

ITEM 27.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

NAME                                                            POSITION WITH HARTFORD
------------------------------------------------------------------------------------------------------------------
Lydia M. Anderson                   Vice President
Ricardo Anzaldua                    Assistant Secretary, Senior Vice President
Robert Arena                        Executive Vice President
Thomas S. Barnes                    Vice President
Thomas E. Bartell                   Vice President
David G. Bedard                     Chief Financial Officer, Senior Vice President, Director*
Beth A. Bombara                     Chief Accounting Officer
John B. Brady                       Actuary, Vice President
Kathleen M. Bromage                 Senior Vice President
Christopher S. Brown                Vice President
David A. Bulin                      Vice President
Thomas A. Campbell                  Actuary, Vice President
David A. Carlson                    Director of Taxes, Senior Vice President
Jennifer Centrone                   Vice President
Karen Chamberlain                   Vice President
Michael R. Chesman                  Senior Vice President
Shaun C. Clasby                     Vice President
Jared A. Collins                    Vice President
Jean A. Conaty                      Vice President
Ellen Conway                        Vice President
Robert A. Cornell                   Actuary, Vice President
Rochelle S. Cummings                Vice President
James Davey                         Executive Vice President
Raymond E. DiDonna                  Vice President
Roberto Ecker                       Vice President
Joseph G. Eck                       Vice President
George Eknaian                      Chief Actuary, Senior Vice President
Mark A. Esposito                    Senior Vice President
Tamara L. Fagely                    Vice President
Richard D. Fergesen                 Vice President
Michael Fish                        Actuary, Vice President
Bradford J. Galiney                 Vice President
John W. Gallant                     Vice President
Ronald R. Gendreau                  Executive Vice President
John Glooch                         Vice President
Andrew S. Golfin, Jr.               Vice President
Christopher Graham                  Vice President
Christopher M. Grinnell             Vice President
Richard Guerrini                    Vice President
Christopher J. Hanlon               Senior Vice President
James M. Hedreen                    Actuary, Vice President
Ronald P. Herrmann                  Vice President
Andrew Hersey                       Vice President
Michael J. Hession                  Senior Vice President
Elizabeth Horvath                   Actuary, Vice President
Penelope A. Hrib                    Actuary, Vice President
Jeannie M. Iannello                 Vice President
Anne Iezzi                          Chief Compliance Officer, Vice President
Donna R. Jarvis                     Actuary, Vice President
Thomas D. Jones                     Vice President
Kathleen E. Jorens                  Assistant Treasurer, Vice President
Kristine J. Kelliher                Vice President

NAME                                                            POSITION WITH HARTFORD
------------------------------------------------------------------------------------------------------------------
Claire Z. Kleckner                  Vice President
Michael Knipper                     Senior Vice President
Alan J. Kreczko                     Executive Vice President, General Counsel
David R. Kryzanski                  Vice President
David Lafrennie                     Vice President
Brian P. Laubacker                  Vice President/Regional Sales
Margaret Lesiak                     Vice President
David N. Levenson                   Chairman of the Board, Chief Executive Officer, President, Director*
Christopher M. Lewis                Senior Vice President
Edward P. Macdonald                 Vice President
Dana S. MacKinnon                   Vice President
Marialise Maroun                    Vice President
Patrick H. McEvoy                   Senior Vice President
Gregory McGreevey                   Chief Investment Officer, Executive Vice President, Director*
William P. Meaney                   Senior Vice President
Vernon Meyer                        Senior Vice President
Harry S. Monti, Jr.                 Senior Vice President
Craig D. Morrow                     Appointed Actuary, Vice President
Brian Murphy                        Executive Vice President
Brian J. Neary                      Vice President
Mark J. Niland                      Senior Vice President
Brian O'Connell                     Chief Information Officer, Vice President
Robert W. Paiano                    Senior Vice President, Treasurer
Brian Pedersen                      Vice President
Thomas C. Peloquin                  Vice President/Financial Management
Robert E. Primmer                   Senior Vice President
Darryl T. Rapini                    Vice President
Kari A. Ratajczak                   Vice President
Sharon A. Ritchey                   Executive Vice President
David C. Robinson                   Senior Vice President
Stephen A. Roche                    Vice President
Lori A. Rodden                      Vice President
John P. Rogers                      Vice President
Michael J. Roscoe                   Actuary, Senior Vice President
Andrew Rubino                       Vice President
Eric Russman                        Vice President
Scott R. Sanderson                  Vice President
Peter F. Sannizzaro                 Vice President
Laura Santirocco                    Assistant Secretary, Vice President
Wade A. Seward                      Vice President
Michael J. Shamburger               Vice President
Terence Shields                     Corporate Secretary, Asssistant Vice President
Cathleen Shine                      Chief Compliance Officer of Separate Accounts
Robert R. Siracusa                  Vice President
Mark M. Socha                       Vice President
Kenneth J. Somers                   Vice President
John Sugar                          Vice President
Martin A. Swanson                   Vice President
Connie Tang                         Actuary, Vice President
Diane E. Tatelman                   Vice President
James P. Van Etten                  Vice President
Charles N. Vest                     Actuary, Vice President

NAME                                                            POSITION WITH HARTFORD
------------------------------------------------------------------------------------------------------------------
Joanie Wieleba                      Vice President
Scott D. Witter                     Vice President
Jane Wolak                          Senior Vice President
James M. Yanosy                     Controller, Senior Vice President

Unless otherwise indicated, the principal business address of each of the above individuals is Hartford Plaza, Hartford, CT 06115.

* Denotes Board of Directors.

ITEM 28. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

     See attached as Exhibit 1.

ITEM 29.  INDEMNIFICATION

     Section 33-776 of the Connecticut General Statutes states that: "a corporation may provide indemnification of, or advance expenses to, a director, officer, employee or agent only as permitted by sections 33-770 to 33-779, inclusive."

     ARTICLE VIII, Section 1(a) of the By-laws of the Depositor (as amended and restated effective July 25, 2000) provides that the Corporation, to the fullest extent permitted by applicable law as then in effect, shall indemnify any person who was or is a director or officer of the Corporation and who was or is threatened to be made a defendant or respondent in any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative, arbitrative or investigative and whether formal or informal (including, without limitation, any action, suit or proceeding by or in the right of the Corporation to procure a judgment in its favor) (each, a Proceeding"), by reason of the fact that such a person was or is a director or officer of the Corporation or, while a director or officer of the Corporation, is or was serving at the request of the Corporation as a director, officer, partner, trustee, employee or agent of another domestic or foreign corporation, partnership, joint venture, trust, employee benefit plan or other entity (a "Covered Entity"), against all expenses (including attorneys' fees), judgments, fines and amounts paid in settlement and actually and reasonably incurred by such person in connection with such Proceeding. Any such former or present director or officer of the Corporation finally determined to be entitled to indemnification as provided in this Article VIII is hereinafter called an "Indemnitee". Until such final determination is made such former or present director or officer shall be a "Potential Indemnitee" for purposes of this Article VIII. Notwithstanding the foregoing provisions of this Section 1(a), the Corporation shall not indemnify an Indemnitee with respect to any Proceeding commenced by such Indemnitee unless the commencement of such Proceeding by such Indemnitee has been approved by a majority vote of the Disinterested Directors (as defined in Section 5(d)); provided however, that such approval of a majority of the Disinterested Directors shall not be required with respect to any Proceeding commenced by such Indemnitee after a Change in Control (as defined in Section 5(d)) has occurred.

     Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 30.  PRINCIPAL UNDERWRITERS

       (a) HSD acts as principal underwriter for the following investment companies:

     Hartford Life Insurance Company - DC Variable Account I

     Hartford Life Insurance Company - Separate Account One

     Hartford Life Insurance Company - Separate Account Two

     Hartford Life Insurance Company - Separate Account Two (DC Variable Account
     II)

     Hartford Life Insurance Company - Separate Account Two (QP Variable
     Account)

     Hartford Life Insurance Company - Separate Account Two (Variable Account
     "A")

     Hartford Life Insurance Company - Separate Account Two (NQ Variable
     Account)

     Hartford Life Insurance Company - Separate Account Ten

     Hartford Life Insurance Company - Separate Account Three

     Hartford Life Insurance Company - Separate Account Five

     Hartford Life Insurance Company - Separate Account Seven

     Hartford Life Insurance Company - Separate Account Eleven

     Hartford Life Insurance Company - Separate Account Twelve

     Hartford Life and Annuity Insurance Company - Separate Account One

     Hartford Life and Annuity Insurance Company - Separate Account Ten

     Hartford Life and Annuity Insurance Company - Separate Account Three

     Hartford Life and Annuity Insurance Company - Separate Account Five

     Hartford Life and Annuity Insurance Company - Separate Account Six

     Hartford Life and Annuity Insurance Company - Separate Account Seven

       (b) Directors and Officers of HSD

                                                              POSITIONS AND OFFICES
NAME                                                             WITH UNDERWRITER
----------------------------------------------------------------------------------------------------------------
Robert Arena (1)                  Executive Vice President/Business Line Principal and Director
Diana Benken (1)                  Chief Financial Officer and Controller/FINOP
Stuart M. Carlisle (1)            Vice President
Jared A. Collins (2)              Vice President
Christopher S. Conner (3)         AML Compliance Officer and Chief Compliance Officer
James Davey (1)                   Director
Vernon Meyer (1)                  Senior Vice President
Robert W. Paiano (4)              Treasurer
Sharon A. Ritchey (1)             President, Chief Executive Officer, Chairman of the Board and Director
Cathleen Shine (1)                Chief Legal Officer -- Broker/Dealer and Secretary
Martin A. Swanson (1)             Vice President/Marketing
Diane E. Tatelman (1)             Vice President

------------

(1)  Address: 200 Hopmeadow Street, Simsbury, CT 06089

(2)  Address: 31 St. James Ave., Suite 600, Boston, MA 02116-4190

(3)  Address: 1500 Liberty Ridge Dr., Wayne, PA 19087

(4)  Address: One Hartford Plaza, Hartford, CT 06155

ITEM 31.  LOCATION OF ACCOUNTS AND RECORDS

     All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by the Hartford at 200 Hopmeadow Street, Simsbury, Connecticut 06089.

ITEM 32.  MANAGEMENT SERVICES

     All management contracts are discussed in Part I of this registration statement.

ITEM 33.  REPRESENTATION OF REASONABLENESS OF FEES

     Hartford hereby represents that the aggregate fees and charges under the Agreement are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Hartford.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf, in the Town of Simsbury, and State of Connecticut on this 22nd day of April, 2011.

HARTFORD LIFE INSURANCE COMPANY -
SEPARATE ACCOUNT TWELVE
(Registrant)

By:    David N. Levenson                    *By:   /s/ Sadie R. Gordon
       -----------------------------------         -----------------------------------
       David N. Levenson                           Sadie R. Gordon
       Chief Executive Officer,                    Attorney-In-Fact
       President and Chairman of the
       Board*

HARTFORD LIFE INSURANCE COMPANY
(Depositor)

By:    David N. Levenson
       -----------------------------------
       David N. Levenson
       Chief Executive Officer,
       President and Chairman of the
       Board*

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons and in the capacity and on the date indicated.

David G. Bedard, Chief Financial Officer, Senior
 Vice President, Director*
Beth A. Bombara, Chief Accounting Officer*
David N. Levenson, Chief Executive Officer,
 President, Chairman of the Board, Director*        *By:   /s/ Sadie R. Gordon
                                                           -----------------------------------
Gregory McGreevey, Executive Vice President,               Sadie R. Gordon
 Chief Investment Officer, Director*                       Attorney-in-Fact
                                                    Date:  April 22, 2011

333-114404

                                 EXHIBIT INDEX

      (1)  Organizational Chart.
      (2)  Opinion and Consent of Christopher M. Grinnell, Vice President and Assistant General Counsel.
      (3)  Consent of Deloitte & Touche, LLP.
      (4)  Copy of Power of Attorney.